UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-01716

AB CAP FUND, INC.

(Exact name of registrant as specified in charter)

1345 Avenue of the Americas, New York, New York 10105

(Address of principal executive offices) (Zip code)

Joseph J. Mantineo

AllianceBernstein L.P.

1345 Avenue of the Americas

New York, New York 10105

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 221-5672

Date of fiscal year end: July 31, 2015

Date of reporting period: January 31, 2015

ITEM 1. REPORTS TO STOCKHOLDERS.

JAN    01.31.15

SEMI-ANNUAL REPORT

AB MARKET NEUTRAL
STRATEGY – U.S.

Investment Products Offered

• Are Not FDIC Insured • May Lose Value • Are Not Bank Guaranteed

Investors should consider the investment objectives, risks, charges and expenses of the Fund carefully before investing. For copies of our prospectus or summary prospectus, which contain this and other information, visit us online at www.abglobal.com or contact your AB representative. Please read the prospectus and/or summary prospectus carefully before investing.

This shareholder report must be preceded or accompanied by the Fund’s prospectus for individuals who are not current shareholders of the Fund.

You may obtain a description of the Fund’s proxy voting policies and procedures, and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge. Simply visit AB’s website at www.abglobal.com, or go to the Securities and Exchange Commission’s (the “Commission”) website at www.sec.gov, or call AB at (800) 227-4618.

The Fund files its complete schedule of portfolio holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the Commission’s website at www.sec.gov. The Fund’s Forms N-Q may also be reviewed and copied at the Commission’s Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330. AB publishes full portfolio holdings for the Fund monthly at www.abglobal.com.

AllianceBernstein Investments, Inc. (ABI) is the distributor of the AB family of mutual funds. ABI is a member of FINRA and is an affiliate of AllianceBernstein L.P., the Adviser of the funds.

The [A/B] logo is service mark of AllianceBernstein and AllianceBernstein® is a registered trademark used by permission of the owner, AllianceBernstein L.P.

March 13, 2015

Semi-Annual Report

This report provides management’s discussion of fund performance for AB Market Neutral Strategy – U.S. (the “Strategy”) for the semi-annual reporting period ended January 31, 2015. Effective January 20, 2015, the Fund’s name changed from AllianceBernstein Market Neutral Strategy – U.S. to AB Market Neutral Strategy – U.S.

Investment Objective and Policies

The Strategy’s investment objective is to seek long-term growth of capital independent of stock market direction.

The Strategy seeks to limit market risk by balancing “long” and “short” positions. To do this, the Strategy will buy, or take long positions in, equity securities of U.S. companies that AllianceBernstein L.P. (the “Adviser”) believes are undervalued and more likely to appreciate and, at the same time, sell, or take short positions in, equity securities that the Adviser believes are overvalued and more likely to depreciate. Equity securities include common stocks, preferred stocks and exchange-traded funds (“ETFs”) that invest primarily in equity securities. The Strategy will be highly diversified and may invest across different industries, sectors and regions. While the Strategy will not target issuers of a particular size, most issuers will have larger capitalizations.

The Strategy’s exposures may be achieved primarily or entirely through the use of derivatives, such as swaps, options, futures and forwards. For example, the Strategy may achieve long or short exposure to a particular equity security through a swap relating to that security. Derivatives may provide more efficient and economical, as well as significantly larger, exposure to equity markets than is possible through direct long investments or short selling. The Adviser will consider the impact of derivatives in making its assessments of the Strategy’s risks. The resulting exposures to markets, sectors, regions, issuers or specific securities will be continuously monitored by the Adviser.

The Adviser selects securities for purchase or sale using both its own fundamental research and proprietary quantitative models. These models seek to assess the risk and return characteristics of the securities the Strategy will buy and sell and the impact those securities will have on the risk and return characteristics of the Strategy’s portfolio overall, taking into account various factors such as relative return trends (or momentum) and price-to-book values. The Adviser then evaluates these results in light of data concerning an issuer’s fundamentals and trading considerations.

The Strategy expects to engage in active and frequent trading of portfolio securities to achieve its principal investment strategies. A higher rate of portfolio turnover increases transaction expenses, which may negatively affect the Strategy’s performance. High portfolio turnover also may result in the realization of substantial net short-term capital gains, which, when distributed, are taxable to shareholders.

AB MARKET NEUTRAL STRATEGY – U.S. •	1

Investment Results

The table on page 6 shows the Strategy’s performance compared to its benchmark, the Bank of America Merrill Lynch (“BofA ML”) 3-Month U.S. Treasury Bill (“T-Bill”) Index and the Lipper Alternative Equity Market Neutral Funds Average (the “Lipper Average”). Funds in the Lipper Average have generally similar investment objectives to the Strategy, although some of the funds may have different investment policies and sales and management fees and fund expenses.

During the six-month period, all share classes of the Strategy outperformed the benchmark and Lipper Average. During the 12-month period, all share classes outperformed the benchmark; all share classes underperformed the Lipper Average excluding Advisor Class and Class I shares.

Over the 12-month period, deflation fears and the collapse in energy affected factor efficacy (returns that accrue to stocks with desirable characteristics or factors). In particular, companies with disciplined capital use, attractive cash-flow yields, and strong relative growth outperformed, while deep-value strategies detracted from the performance as valuation spreads (a measure of opportunity for deep value investments) was only average and economic fear led investors to emphasize quality. Performance for the six-month period was largely similar, with the primary departure being underperformance by companies that have high cash-flow yields.

During both periods, higher-risk and higher-beta stocks (beta is a measure of investment returns that is explained by overall movements in the stock market) underperformed and an underweight in those areas contributed to performance. Holdings in the consumer discretionary, financials and industrials sectors contributed positively, while energy and technology holdings detracted.

During both periods, the Strategy had gross leverage (defined as the sum of total equity market exposure on the long side and total equity market exposure on the short side, divided by net dollar value of the Strategy) of around 450%. The primary purpose of the leverage was to reduce correlation with the equity market by maintaining a very low level of net exposure, while attempting to magnify the potential alpha generation of the Strategy’s investment strategy. The Strategy realized low beta to the investable universe, while generating positive investment returns for both periods. The secondary objective of leverage is to generate excess returns by shorting stocks that underperform the overall market. This objective was met, as short sales underperformed versus the market.

During both periods, the Strategy utilized derivatives in the form of total return swaps for hedging and investment purposes, which added to performance. During the 12-month period, purchased options for hedging purposes had an immaterial impact; written options for hedging purposes added to performance; and Treasury futures for hedging and investment purposes detracted.

2	• AB MARKET NEUTRAL STRATEGY – U.S.

Market Review and Investment Strategy

Market performance over the six- and 12-month periods can be generally attributable to the continued rally in the U.S., substantial decline in energy and commodity stocks, and a reversal in the performance of high-risk, high-momentum stocks, which began to underperform around the middle of 2014. The energy sector underperformed significantly over concerns of oversupply, while the materials sector suffered from fears of a global slowdown and especially a weaker China demand outlook.

Decline in the implied inflation expectations and corresponding outperformance by sovereign bonds in most regions of the world had the most significant impact on the efficacy of the strategies used in the Strategy. In particular, low rates led to outperformance of the companies with high-dividend yields. Furthermore, low inflation expectations are consistent with a low nominal growth outlook. Consequently, stocks with superior momentum, pricing power and good relative growth have tended to outperform in this environment.

AB MARKET NEUTRAL STRATEGY – U.S. •	3

DISCLOSURES AND RISKS

Benchmark Disclosure

The unmanaged BofA Merrill Lynch® U.S. 3-Month T-Bill Index does not reflect fees and expenses associated with the active management of a mutual fund portfolio. The BofA ML U.S. 3-Month T-Bill Index measures the performance of Treasury securities maturing in 90 days. An investor cannot invest directly in an index or average, and their results are not indicative of the performance for any specific investment, including the Strategy.

A Word About Risk

Market Risk: The value of the Strategy’s assets will fluctuate as the equity market fluctuates. The value of the Strategy’s investments may decline, sometimes rapidly and unpredictably, simply because of economic changes or other events that affect large portions of the market.

Derivatives Risk: Derivatives may be illiquid, difficult to price, and leveraged so that small changes may produce disproportionate losses for the Strategy, and may be subject to counterparty risk to a greater degree than more traditional investments.

Leverage Risk: To the extent the Strategy uses leveraging techniques, its net asset value (“NAV”), may be more volatile because leverage tends to exaggerate the effect of any increase or decrease in the value of the Strategy’s investments.

Short Sale Risk: The Strategy may not always be able to close out a short position on favorable terms. Short sales involve the risk that the Strategy will incur a loss by subsequently buying a security at a higher price than the price at which it sold the security short. The amount of such loss is theoretically unlimited (since it is limited only by the increase in value of the security sold short by the Strategy). In contrast, the risk of loss from a long position is limited to the Strategy’s investment in the long position, since its value cannot fall below zero. Short selling is a form of leverage.

ETF Risk: ETFs are investment companies. When the Strategy invests in an ETF, the Strategy bears its share of the ETF’s expenses and runs the risk that the ETF may not achieve its investment objective.

Liquidity Risk: Liquidity risk exists when particular investments are difficult to purchase or sell, possibly preventing the Strategy from selling out of these illiquid securities at an advantageous price. Derivatives and securities involving substantial market risk tend to involve greater liquidity risk.

Management Risk: The Strategy is subject to management risk because it is an actively-managed investment fund. The Adviser will apply its investment techniques and risk analyses in making investment decisions. The Adviser also relies on its own quantitative models, which depend upon complex mathematical calculations and the correctness of certain historical correlations. There is no guarantee that the Adviser’s techniques, including the models, will produce the intended results.

These risks are fully discussed in the Strategy’s prospectus.

An Important Note About Historical Performance

The investment return and principal value of an investment in the Strategies will fluctuate, so that shares, when redeemed, may be worth more or less than their original cost. Performance shown on the following pages represents past performance and does not guarantee future results. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by visiting www.abglobal.com.

(Disclosures, Risks and Note about Historical Performance continued on next page)

4	• AB MARKET NEUTRAL STRATEGY – U.S.

Disclosures and Risks

DISCLOSURES AND RISKS

(continued from previous page)

All fees and expenses related to the operation of the Strategies have been deducted. NAV returns do not reflect sales charges; if sales charges were reflected, the Strategies’ quoted performance would be lower. SEC returns reflect the applicable sales charges for each share class: a 4.25% maximum front-end sales charge for Class A shares and a 1% 1-year contingent deferred sales charge for Class C shares. Returns for the different share classes will vary due to different expenses associated with each class. Performance assumes reinvestment of distributions and does not account for taxes.

AB MARKET NEUTRAL STRATEGY – U.S. •	5

Disclosures and Risks

HISTORICAL PERFORMANCE

THE STRATEGY VS. ITS BENCHMARK PERIODS ENDED JANUARY 31, 2015 (unaudited)	NAV Returns
	6 Months	12 Months
AB Market Neutral Strategy – U.S.
Class A	3.52%	1.52%

Class C	3.07%	0.72%

Advisor Class*	3.59%	1.81%

Class R*	3.27%	1.25%

Class K*	3.45%	1.55%

Class I*	3.61%	1.82%

BofA ML 3-Month U.S. T-Bill Index	0.01%	0.03%

Lipper Alternative Equity Market Neutral Funds Average	-0.13%	1.59%

*    Please note that these share classes are for investors purchasing shares through accounts established under certain fee-based programs sponsored and maintained by certain broker-dealers and financial intermediaries, institutional pension plans and/or investment advisory clients of, and certain other persons associated with, the Adviser and its affiliates or the Strategy.

See Disclosures, Risks and Note about Historical Performance on pages 4-5.

(Historical Performance continued on next page)

6	• AB MARKET NEUTRAL STRATEGY – U.S.

Historical Performance

HISTORICAL PERFORMANCE

(continued from previous page)

AVERAGE ANNUAL RETURNS AS OF JANUARY 31, 2015 (unaudited)
	NAV Returns	SEC Returns (reflects applicable sales charges)

Class A Shares
1 Year	1.52%	-2.82%
3 Years	-0.01%	-1.43%
Since Inception*	0.56%	-0.40%

Class C Shares
1 Year	0.72%	-0.28%
3 Years	-0.72%	-0.72%
Since Inception*	-0.11%	-0.11%

Advisor Class Shares†
1 Year	1.81%	1.81%
3 Years	0.26%	0.26%
Since Inception*	0.89%	0.89%

Class R Shares†
1 Year	1.25%	1.25%
3 Years	-0.24%	-0.24%
Since Inception*	0.38%	0.38%

Class K Shares†
1 Year	1.55%	1.55%
3 Years	0.04%	0.04%
Since Inception*	0.66%	0.66%

Class I Shares†
1 Year	1.82%	1.82%
3 Years	0.28%	0.28%
Since Inception*	0.90%	0.90%

The Strategy’s current prospectus fee table shows the Strategy’s total annual expense ratios as 26.82%, 27.39%, 26.76%, 26.72%, 26.78% and 26.16% for Class A, Class C, Advisor Class, Class R, Class K and Class I shares, respectively, gross of any fee waivers or expense reimbursements. Contractual fee waivers and/or expense reimbursements limit the Strategy’s annual operating expense ratios, excluding expenses associated with securities sold short, to 1.50%, 2.25%, 1.25%, 1.75%, 1.50% and 1.25% for Class A, Class C, Advisor Class, Class R, Class K and Class I shares, respectively. These waivers/reimbursements may not be terminated before November 1, 2015. Absent reimbursements or waivers, performance would have been lower. The Financial Highlights section of this report sets forth expense ratio data for the current reporting period; the expense ratios shown above may differ from the expense ratios in the Financial Highlights section since they are based on different time periods.

*	Inception date: 8/3/2010.

†	These share classes are offered at NAV to eligible investors and their SEC returns are the same as their NAV returns. Please note that these share classes are for investors purchasing shares through accounts established under certain fee-based programs sponsored and maintained by certain broker-dealers and financial intermediaries, institutional pension plans and/or investment advisory clients of, and certain other persons associated with, the Adviser and its affiliates or the Strategy. The inception date for these share classes is listed above.

See Disclosures, Risks and Note about Historical Performance on pages 4-5.

(Historical Performance continued on next page)

AB MARKET NEUTRAL STRATEGY – U.S. •	7

Historical Performance

HISTORICAL PERFORMANCE

(continued from previous page)

SEC AVERAGE ANNUAL RETURNS AS OF THE MOST RECENT CALENDAR QUARTER-END DECEMBER 31, 2014 (unaudited)
SEC Returns (reflects applicable sales charges)

Class A Shares
1 Year	-5.42%
3 Years	-2.37%
Since Inception*	-0.90%

Class C Shares
1 Year	-2.93%
3 Years	-1.63%
Since Inception*	-0.59%

Advisor Class Shares†
1 Year	-0.90%
3 Years	-0.63%
Since Inception*	0.41%

Class R Shares†
1 Year	-1.52%
3 Years	-1.15%
Since Inception*	-0.10%

Class K Shares†
1 Year	-1.20%
3 Years	-0.89%
Since Inception*	0.16%

Class I Shares†
1 Year	-0.93%
3 Years	-0.66%
Since Inception*	0.41%

*	Inception date: 8/3/2010.

†	Please note that these share classes are for investors purchasing shares through accounts established under certain fee-based programs sponsored and maintained by certain broker-dealers and financial intermediaries, institutional pension plans and/or investment advisory clients of, and certain other persons associated with, the Adviser and its affiliates or the Strategy. The inception date for these share classes is listed above.

See Disclosures, Risks and Note about Historical Performance on pages 4-5.

8	• AB MARKET NEUTRAL STRATEGY – U.S.

Historical Performance

EXPENSE EXAMPLE

(unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions and (2) ongoing costs, including management fees; distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period as indicated below.

Actual Expenses

The table below provides information about actual account values and actual expenses. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed annual rate of return of 5% before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds by comparing this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), or contingent deferred sales charges on redemptions. Therefore, the hypothetical example is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value August 1, 2014	Ending Account Value January 31, 2015	Expenses Paid During Period*	Annualized Expense Ratio*
Class A
Actual	$1,000	$1,035.20	$26.06	5.08%
Hypothetical**	$1,000	$999.60	$25.60	5.08%
Class C
Actual	$1,000	$1,030.70	$28.66	5.60%
Hypothetical**	$1,000	$996.98	$28.19	5.60%
Advisor Class
Actual	$1,000	$1,035.90	$24.17	4.71%
Hypothetical**	$1,000	$1,001.46	$23.76	4.71%
Class R
Actual	$1,000	$1,032.70	$26.59	5.19%
Hypothetical**	$1,000	$999.04	$26.15	5.19%
Class K
Actual	$1,000	$1,034.50	$25.33	4.94%
Hypothetical**	$1,000	$1,000.30	$24.91	4.94%
Class I
Actual	$1,000	$1,036.10	$24.07	4.69%
Hypothetical**	$1,000	$1,001.56	$23.66	4.69%
*	Expenses are equal to the classes’ annualized expense ratios multiplied bythe average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

**	Assumes 5% annual return before expenses.

AB MARKET NEUTRAL STRATEGY – U.S. •	9

Expense Example

PORTFOLIO SUMMARY

January 31, 2015 (unaudited)

PORTFOLIO STATISTICS

Net Assets ($mil): $3.2

SECTOR BREAKDOWN†

	Long	Short

Consumer Discretionary	42.4%	-44.7%
Consumer Staples	38.0	-39.8
Energy	11.9	-6.9
Financials	49.9	-48.5
Health Care	33.6	-32.8
Industrials	37.7	-37.7
Information Technology	33.7	-33.6
Materials	18.7	-15.5
Telecommunication Services	3.6	-5.1
Utilities	12.3	-11.5

†	All data are as of January 31, 2015. The sector breakdown is expressed as an approximate percentage of the Strategy’s total net assets inclusive of derivative exposure, based on the Adviser’s internal classification guidelines.

10	• AB MARKET NEUTRAL STRATEGY – U.S.

Portfolio Summary

PORTFOLIO OF INVESTMENTS

January 31, 2015 (unaudited)

Company	Shares	U.S. $ Value

SHORT-TERM INVESTMENTS – 101.1%
Investment Companies – 45.5%
AB Fixed Income Shares, Inc. – Government STIF Portfolio, 0.09%(a)(b) (cost $1,472,052)	1,472,052	$1,472,052

	Principal Amount (000)
U.S. Treasury Bills – 55.6%
U.S. Treasury Bill Zero Coupon, 4/16/15(c) (cost $1,799,891)	$1,800	1,799,891

Total Investments – 101.1% (cost $3,271,943)		3,271,943
Other assets less liabilities – (1.1)%		(36,185)

Net Assets – 100.0%		$3,235,758

TOTAL RETURN SWAPS (see Note D)

Counterparty & Referenced Obligation	# of Shares or Units	Rate Paid/ Received	Notional Amount (000)	Maturity Date	Unrealized Appreciation/ (Depreciation)
Receive Total Return on Reference Obligation
Morgan Stanley
3M Co.	154	FedFundEffective Plus 0.35%	$21	4/15/15	$4,547
3M Co.	180	FedFundEffective Plus 0.35%	26	4/20/15	3,936
3M Co.	190	FedFundEffective Plus 0.35%	28	4/20/15	3,539
Aetna, Inc.	910	FedFundEffective Plus 0.35%	77	4/20/15	6,515
Altria Group, Inc.	1,550	FedFundEffective Plus 0.35%	79	4/20/15	4,125
American Financial Group, Inc./OH	500	FedFundEffective Plus 0.35%	29	4/15/15	1,111
American Financial Group, Inc./OH	600	FedFundEffective Plus 0.35%	35	4/20/15	965
American Financial Group, Inc./OH	230	FedFundEffective Plus 0.35%	14	4/20/15	(2)
American International Group, Inc.	1,090	FedFundEffective Plus 0.35%	60	4/15/15	(6,203)
American International Group, Inc.	790	FedFundEffective Plus 0.35%	43	4/20/15	(3,917)
Ameriprise Financial, Inc.	360	FedFundEffective Plus 0.35%	42	4/15/15	3,628

AB MARKET NEUTRAL STRATEGY – U.S. •	11

Portfolio of Investments

Counterparty & Referenced Obligation	# of Shares or Units	Rate Paid/ Received	Notional Amount (000)	Maturity Date	Unrealized Appreciation/ (Depreciation)
Ameriprise Financial, Inc.	250	FedFundEffective Plus 0.35%	$30	4/20/15	$1,021
Anthem, Inc.	980	FedFundEffective Plus 0.35%	115	4/20/15	17,824
Apple, Inc.	750	FedFundEffective Plus 0.35%	82	4/20/15	5,881
Applied Materials, Inc.	3,450	FedFundEffective Plus 0.35%	84	4/20/15	(4,806)
AT&T, Inc.	2,478	FedFundEffective Plus 0.35%	88	4/15/15	(4,049)
AT&T, Inc.	920	FedFundEffective Plus 0.35%	32	4/20/15	(565)
AT&T, Inc.	130	FedFundEffective Plus 0.35%	4	4/20/15	73
Ball Corp.	930	FedFundEffective Plus 0.35%	60	4/20/15	(1,303)
Ball Corp.	210	FedFundEffective Plus 0.35%	15	4/20/15	(1,353)
Berkshire Hathaway, Inc.	320	FedFundEffective Plus 0.35%	40	4/15/15	5,753
Berkshire Hathaway, Inc.	320	FedFundEffective Plus 0.35%	43	4/20/15	3,362
Berkshire Hathaway, Inc.	300	FedFundEffective Plus 0.35%	40	4/20/15	2,844
BlackRock, Inc.	120	FedFundEffective Plus 0.35%	39	4/20/15	2,472
BlackRock, Inc.	110	FedFundEffective Plus 0.35%	35	4/20/15	3,219
Bunge Ltd.	830	FedFundEffective Plus 0.35%	74	4/20/15	449
Carlisle Cos., Inc.	810	FedFundEffective Plus 0.35%	68	4/15/15	5,388
CDW Corp./DE	1,310	FedFundEffective Plus 0.35%	41	4/20/15	3,634
CDW Corp./DE	550	FedFundEffective Plus 0.35%	18	4/20/15	1,238
Celanese Corp.	1,030	FedFundEffective Plus 0.35%	66	4/20/15	(10,815)
Celanese Corp.	400	FedFundEffective Plus 0.35%	24	4/20/15	(2,044)
Charles Schwab Corp. (The)	1,490	FedFundEffective Plus 0.35%	38	4/15/15	582
Charles Schwab Corp. (The)	910	FedFundEffective Plus 0.35%	24	4/20/15	(500)
Charles Schwab Corp. (The)	650	FedFundEffective Plus 0.35%	18	4/20/15	(821)
Chevron Corp.	720	FedFundEffective Plus 0.35%	82	4/20/15	(7,193)
Cintas Corp.	340	FedFundEffective Plus 0.35%	21	4/15/15	6,039
Cintas Corp.	330	FedFundEffective Plus 0.35%	21	4/15/15	5,796
Cintas Corp.	490	FedFundEffective Plus 0.35%	32	4/20/15	7,314

12	• AB MARKET NEUTRAL STRATEGY – U.S.

Portfolio of Investments

Counterparty & Referenced Obligation	# of Shares or Units	Rate Paid/ Received	Notional Amount (000)	Maturity Date	Unrealized Appreciation/ (Depreciation)
Colgate-Palmolive Co.	1,302	FedFundEffective Plus 0.35%	$86	4/15/15	$2,868
Colgate-Palmolive Co.	410	FedFundEffective Plus 0.35%	26	4/20/15	1,856
Comcast Corp.	1,860	FedFundEffective Plus 0.35%	98	4/20/15	697
ConocoPhillips	832	FedFundEffective Plus 0.35%	61	4/15/15	(6,948)
ConocoPhillips	220	FedFundEffective Plus 0.35%	18	4/20/15	(3,571)
Consolidated Edison, Inc.	1,470	FedFundEffective Plus 0.35%	85	4/20/15	17,378
Constellation Brands, Inc.	950	FedFundEffective Plus 0.35%	81	4/20/15	23,674
Corning, Inc.	1,950	FedFundEffective Plus 0.35%	41	4/15/15	5,250
Corning, Inc.	940	FedFundEffective Plus 0.35%	19	4/20/15	3,564
Corning, Inc.	1,290	FedFundEffective Plus 0.35%	26	4/20/15	4,994
Costco Wholesale Corp.	500	FedFundEffective Plus 0.35%	59	4/15/15	12,767
Costco Wholesale Corp.	140	FedFundEffective Plus 0.35%	17	4/20/15	3,507
CR Bard, Inc.	282	FedFundEffective Plus 0.35%	39	4/15/15	9,065
CR Bard, Inc.	160	FedFundEffective Plus 0.35%	24	4/20/15	3,530
CR Bard, Inc.	120	FedFundEffective Plus 0.35%	18	4/20/15	2,557
CSX Corp.	1,551	FedFundEffective Plus 0.35%	44	4/15/15	8,232
CSX Corp.	420	FedFundEffective Plus 0.35%	13	4/20/15	1,457
CSX Corp.	560	FedFundEffective Plus 0.35%	18	4/20/15	928
CVS Health Corp.	855	FedFundEffective Plus 0.35%	63	4/15/15	21,837
CVS Health Corp.	210	FedFundEffective Plus 0.35%	17	4/20/15	4,215
DaVita HealthCare Partners, Inc.	760	FedFundEffective Plus 0.35%	56	4/20/15	847
DaVita HealthCare Partners, Inc.	380	FedFundEffective Plus 0.35%	27	4/20/15	1,163
DISH Network Corp.	1,220	FedFundEffective Plus 0.35%	78	4/20/15	8,201
Dover Corp.	780	FedFundEffective Plus 0.35%	68	4/20/15	(12,970)
Dow Chemical Co. (The)	70	FedFundEffective Plus 0.35%	4	4/15/15	(486)
Dow Chemical Co. (The)	1,210	FedFundEffective Plus 0.35%	62	4/20/15	(6,887)
Dow Chemical Co. (The)	340	FedFundEffective Plus 0.35%	18	4/20/15	(2,077)

AB MARKET NEUTRAL STRATEGY – U.S. •	13

Portfolio of Investments

Counterparty & Referenced Obligation	# of Shares or Units	Rate Paid/ Received	Notional Amount (000)	Maturity Date	Unrealized Appreciation/ (Depreciation)
Dr Pepper Snapple Group, Inc.	250	FedFundEffective Plus 0.35%	$14	4/15/15	$5,350
Dr Pepper Snapple Group, Inc.	680	FedFundEffective Plus 0.35%	40	4/20/15	12,664
Dr Pepper Snapple Group, Inc.	560	FedFundEffective Plus 0.35%	34	4/20/15	9,834
Edison International	1,410	FedFundEffective Plus 0.35%	80	4/20/15	16,679
Edwards Lifesciences Corp.	620	FedFundEffective Plus 0.35%	64	4/20/15	13,443
Eli Lilly & Co.	573	FedFundEffective Plus 0.35%	34	4/15/15	7,675
Eli Lilly & Co.	560	FedFundEffective Plus 0.35%	34	4/20/15	6,649
Emerson Electric Co.	940	FedFundEffective Plus 0.35%	57	4/20/15	(3,184)
Everest Re Group Ltd.	260	FedFundEffective Plus 0.35%	42	4/15/15	3,023
Everest Re Group Ltd.	120	FedFundEffective Plus 0.35%	19	4/20/15	1,221
Everest Re Group Ltd.	90	FedFundEffective Plus 0.35%	15	4/20/15	735
Exelon Corp.	3,040	FedFundEffective Plus 0.35%	105	4/20/15	5,688
FedEx Corp.	500	FedFundEffective Plus 0.35%	74	4/20/15	10,364
FedEx Corp.	180	FedFundEffective Plus 0.35%	27	4/20/15	3,756
Fiserv, Inc.	687	FedFundEffective Plus 0.35%	39	4/15/15	11,104
Fiserv, Inc.	260	FedFundEffective Plus 0.35%	16	4/20/15	2,565
Fiserv, Inc.	170	FedFundEffective Plus 0.35%	12	4/20/15	56
Gartner, Inc.	740	FedFundEffective Plus 0.35%	63	4/20/15	(476)
Goldman Sachs Group, Inc. (The)	420	FedFundEffective Plus 0.35%	80	4/20/15	(7,236)
Goldman Sachs Group, Inc. (The)	210	FedFundEffective Plus 0.35%	39	4/20/15	(2,592)
Harris Corp.	1,200	FedFundEffective Plus 0.35%	82	4/20/15	(1,035)
Hess Corp.	721	FedFundEffective Plus 0.35%	62	4/15/15	(13,120)
Hess Corp.	150	FedFundEffective Plus 0.35%	15	4/20/15	(4,609)
Hewlett-Packard Co.	460	FedFundEffective Plus 0.35%	15	4/15/15	1,912
Hewlett-Packard Co.	430	FedFundEffective Plus 0.35%	14	4/15/15	1,426
Hewlett-Packard Co.	680	FedFundEffective Plus 0.35%	24	4/20/15	759
Hewlett-Packard Co.	680	FedFundEffective Plus 0.35%	24	4/20/15	895

14	• AB MARKET NEUTRAL STRATEGY – U.S.

Portfolio of Investments

Counterparty & Referenced Obligation	# of Shares or Units	Rate Paid/ Received	Notional Amount (000)	Maturity Date	Unrealized Appreciation/ (Depreciation)
Home Depot, Inc. (The)	730	FedFundEffective Plus 0.35%	$61	4/20/15	$16,113
Home Depot, Inc. (The)	590	FedFundEffective Plus 0.35%	49	4/20/15	12,664
Humana, Inc.	490	FedFundEffective Plus 0.35%	75	4/20/15	(3,214)
Illinois Tool Works, Inc.	770	FedFundEffective Plus 0.35%	67	4/20/15	5,301
Intel Corp.	1,730	FedFundEffective Plus 0.35%	47	4/15/15	11,238
Intel Corp.	700	FedFundEffective Plus 0.35%	24	4/20/15	(416)
International Flavors & Fragrances, Inc.	856	FedFundEffective Plus 0.35%	80	4/15/15	11,901
International Paper Co.	1,460	FedFundEffective Plus 0.35%	80	4/20/15	(3,156)
Johnson & Johnson	660	FedFundEffective Plus 0.35%	65	4/15/15	1,661
Johnson & Johnson	280	FedFundEffective Plus 0.35%	28	4/20/15	144
Kellogg Co.	964	FedFundEffective Plus 0.35%	63	4/15/15	1,424
Kellogg Co.	360	FedFundEffective Plus 0.35%	23	4/20/15	834
Kimberly-Clark Corp.	340	FedFundEffective Plus 0.35%	38	4/20/15	(1,313)
Kimberly-Clark Corp.	570	FedFundEffective Plus 0.35%	64	4/20/15	(2,299)
Kraft Foods Group, Inc.	1,320	FedFundEffective Plus 0.35%	79	4/20/15	8,059
Kroger Co. (The)	1,191	FedFundEffective Plus 0.35%	52	4/15/15	30,160
Kroger Co. (The)	350	FedFundEffective Plus 0.35%	18	4/20/15	6,740
Liberty Interactive Corp.	2,940	FedFundEffective Plus 0.35%	82	4/20/15	(1,347)
Linear Technology Corp.	1,770	FedFundEffective Plus 0.35%	82	4/20/15	(2,103)
Marathon Oil Corp.	710	FedFundEffective Plus 0.35%	28	4/20/15	(8,637)
Marathon Oil Corp.	1,460	FedFundEffective Plus 0.35%	57	4/20/15	(17,643)
Marathon Petroleum Corp.	750	FedFundEffective Plus 0.35%	65	4/20/15	5,014
Marathon Petroleum Corp.	200	FedFundEffective Plus 0.35%	18	4/20/15	968
Marsh & McLennan Cos., Inc.	1,060	FedFundEffective Plus 0.35%	51	4/15/15	6,965
Marsh & McLennan Cos., Inc.	580	FedFundEffective Plus 0.35%	30	4/20/15	1,636
MasterCard, Inc.	153	FedFundEffective Plus 0.35%	11	4/15/15	1,527
MasterCard, Inc.	390	FedFundEffective Plus 0.35%	29	4/15/15	3,047

AB MARKET NEUTRAL STRATEGY – U.S. •	15

Portfolio of Investments

Counterparty & Referenced Obligation	# of Shares or Units	Rate Paid/ Received	Notional Amount (000)	Maturity Date	Unrealized Appreciation/ (Depreciation)
MasterCard, Inc.	450	FedFundEffective Plus 0.35%	$39	4/20/15	$(1,619)
McGraw Hill Financial, Inc.	513	FedFundEffective Plus 0.35%	38	4/15/15	8,424
McGraw Hill Financial, Inc.	380	FedFundEffective Plus 0.35%	34	4/20/15	(172)
Mead Johnson Nutrition Co.	267	FedFundEffective Plus 0.35%	22	4/15/15	4,513
Mead Johnson Nutrition Co.	300	FedFundEffective Plus 0.35%	28	4/20/15	1,423
Mead Johnson Nutrition Co.	300	FedFundEffective Plus 0.35%	28	4/20/15	1,876
Microsoft Corp.	383	FedFundEffective Plus 0.35%	15	4/15/15	452
Microsoft Corp.	660	FedFundEffective Plus 0.35%	27	4/15/15	399
Microsoft Corp.	830	FedFundEffective Plus 0.35%	37	4/20/15	(3,163)
Moody’s Corp.	680	FedFundEffective Plus 0.35%	59	4/15/15	3,599
Moody’s Corp.	240	FedFundEffective Plus 0.35%	22	4/20/15	44
MSC Industrial Direct Co., Inc.	540	FedFundEffective Plus 0.35%	51	4/15/15	(8,109)
MSC Industrial Direct Co., Inc.	220	FedFundEffective Plus 0.35%	19	4/20/15	(1,991)
NASDAQ OMX Group, Inc. (The)	1,380	FedFundEffective Plus 0.35%	57	4/20/15	6,364
NIKE, Inc.	470	FedFundEffective Plus 0.35%	36	4/20/15	7,392
NIKE, Inc.	550	FedFundEffective Plus 0.35%	43	4/20/15	8,051
Nordstrom, Inc.	998	FedFundEffective Plus 0.35%	61	4/15/15	16,482
Nordstrom, Inc.	400	FedFundEffective Plus 0.35%	28	4/20/15	2,831
Northrop Grumman Corp.	330	FedFundEffective Plus 0.35%	40	4/15/15	12,386
Northrop Grumman Corp.	350	FedFundEffective Plus 0.35%	44	4/20/15	11,842
NVIDIA Corp.	3,260	FedFundEffective Plus 0.35%	66	4/20/15	(3,256)
O’Reilly Automotive, Inc.	430	FedFundEffective Plus 0.35%	77	4/20/15	3,253
Packaging Corp. of America	800	FedFundEffective Plus 0.35%	65	4/20/15	(4,570)
Parker-Hannifin Corp.	330	FedFundEffective Plus 0.35%	42	4/15/15	(3,440)
Parker-Hannifin Corp.	340	FedFundEffective Plus 0.35%	41	4/20/15	(1,646)
Phillips 66	599	FedFundEffective Plus 0.35%	47	4/15/15	(4,280)
PNC Financial Services Group, Inc. (The)	580	FedFundEffective Plus 0.35%	50	4/15/15	(398)

16	• AB MARKET NEUTRAL STRATEGY – U.S.

Portfolio of Investments

Counterparty & Referenced Obligation	# of Shares or Units	Rate Paid/ Received	Notional Amount (000)	Maturity Date	Unrealized Appreciation/ (Depreciation)
PNC Financial Services Group, Inc. (The)	250	FedFundEffective Plus 0.35%	$22	4/20/15	$(189)
PNC Financial Services Group, Inc. (The)	240	FedFundEffective Plus 0.35%	20	4/20/15	853
Polaris Industries, Inc.	410	FedFundEffective Plus 0.35%	63	4/20/15	(3,640)
Public Service Enterprise Group, Inc.	2,150	FedFundEffective Plus 0.35%	83	4/20/15	9,916
Quintiles Transnational Holdings, Inc.	1,130	FedFundEffective Plus 0.35%	65	4/20/15	3,295
Reinsurance Group of America, Inc.	566	FedFundEffective Plus 0.35%	44	4/15/15	3,038
Reinsurance Group of America, Inc.	350	FedFundEffective Plus 0.35%	30	4/20/15	(374)
Republic Services, Inc.	1,970	FedFundEffective Plus 0.35%	77	4/20/15	2,397
Ross Stores, Inc.	1,260	FedFundEffective Plus 0.35%	99	4/20/15	17,111
Sherwin-Williams Co. (The)	350	FedFundEffective Plus 0.35%	80	4/20/15	14,623
Southwest Airlines Co.	140	FedFundEffective Plus 0.35%	6	4/20/15	534
Southwest Airlines Co.	1,860	FedFundEffective Plus 0.35%	71	4/20/15	13,330
Starbucks Corp.	70	FedFundEffective Plus 0.35%	6	4/20/15	624
Starbucks Corp.	1,110	FedFundEffective Plus 0.35%	86	4/20/15	10,920
Stryker Corp.	153	FedFundEffective Plus 0.35%	12	4/15/15	1,831
Stryker Corp.	500	FedFundEffective Plus 0.35%	42	4/20/15	4,067
Stryker Corp.	330	FedFundEffective Plus 0.35%	27	4/20/15	3,687
T Rowe Price Group, Inc.	1,140	FedFundEffective Plus 0.35%	96	4/20/15	(5,509)
Time Warner Cable, Inc.	570	FedFundEffective Plus 0.35%	82	4/20/15	(3,929)
TransDigm Group, Inc.	368	FedFundEffective Plus 0.35%	65	4/15/15	19,719
Tyson Foods, Inc.	2,020	FedFundEffective Plus 0.35%	82	4/20/15	(2,669)
United Parcel Service, Inc.	1,070	FedFundEffective Plus 0.35%	118	4/20/15	(12,448)
UnitedHealth Group, Inc.	616	FedFundEffective Plus 0.35%	49	4/15/15	16,929
UnitedHealth Group, Inc.	360	FedFundEffective Plus 0.35%	29	4/20/15	9,197
US Bancorp/MN	2,850	FedFundEffective Plus 0.35%	116	4/20/15	4,466

AB MARKET NEUTRAL STRATEGY – U.S. •	17

Portfolio of Investments

Counterparty & Referenced Obligation	# of Shares or Units	Rate Paid/ Received	Notional Amount (000)	Maturity Date	Unrealized Appreciation/ (Depreciation)
Viacom, Inc.	1,060	FedFundEffective Plus 0.35%	$79	4/20/15	$(10,607)
Voya Financial, Inc.	2,110	FedFundEffective Plus 0.35%	82	4/20/15	628
Walt Disney Co. (The)	920	FedFundEffective Plus 0.35%	81	4/20/15	3,559
Wells Fargo & Co.	1,310	FedFundEffective Plus 0.35%	64	4/15/15	4,509
Wells Fargo & Co.	480	FedFundEffective Plus 0.35%	24	4/20/15	1,143
Wells Fargo & Co.	390	FedFundEffective Plus 0.35%	20	4/20/15	989
Western Union Co. (The)	1,010	FedFundEffective Plus 0.35%	18	4/20/15	(612)
Western Union Co. (The)	3,430	FedFundEffective Plus 0.35%	63	4/20/15	(4,856)
Whirlpool Corp.	530	FedFundEffective Plus 0.35%	74	4/20/15	32,338
WR Grace & Co.	680	FedFundEffective Plus 0.35%	65	4/20/15	(6,341)
Wyndham Worldwide Corp.	900	FedFundEffective Plus 0.35%	74	4/20/15	1,880
Zoetis, Inc.	660	FedFundEffective Plus 0.35%	29	4/20/15	(925)
Zoetis, Inc.	1,770	FedFundEffective Plus 0.35%	78	4/20/15	(2,167)

Pay Total Return on Reference Obligation
Morgan Stanley
Abbott Laboratories	1,840	FedFundEffective Minus 0.25%	81	4/20/15	(1,825)
Accenture PLC	720	FedFundEffective Minus 0.25%	56	4/15/15	(4,808)
Accenture PLC	250	FedFundEffective Minus 0.25%	20	4/20/15	(1,547)
Accenture PLC	310	FedFundEffective Minus 0.25%	24	4/20/15	(1,931)
Activision Blizzard, Inc.	2,580	FedFundEffective Minus 0.25%	56	4/20/15	2,198
Activision Blizzard, Inc.	1,390	FedFundEffective Minus 0.25%	27	4/20/15	(1,818)
Advance Auto Parts, Inc.	250	FedFundEffective Minus 0.25%	34	4/20/15	(6,275)
Affiliated Managers Group, Inc.	260	FedFundEffective Minus 0.25%	49	4/20/15	(4,935)
Affiliated Managers Group, Inc.	130	FedFundEffective Minus 0.25%	26	4/20/15	(903)
Aflac, Inc.	1,013	FedFundEffective Minus 0.25%	62	4/15/15	3,503
Aflac, Inc.	400	FedFundEffective Minus 0.25%	24	4/20/15	740
Airgas, Inc.	590	FedFundEffective Minus 0.25%	65	4/20/15	(1,842)
Alcoa, Inc.	5,270	FedFundEffective Minus 0.25%	79	4/20/15	(3,591)

18	• AB MARKET NEUTRAL STRATEGY – U.S.

Portfolio of Investments

Counterparty & Referenced Obligation	# of Shares or Units	Rate Paid/ Received	Notional Amount (000)	Maturity Date	Unrealized Appreciation/ (Depreciation)
Alliance Data Systems Corp.	100	FedFundEffective Minus 0.25%	$25	4/15/15	$(3,808)
Alliance Data Systems Corp.	130	FedFundEffective Minus 0.25%	34	4/20/15	(3,942)
Alliance Data Systems Corp.	70	FedFundEffective Minus 0.25%	18	4/20/15	(1,966)
Altera Corp.	2,330	FedFundEffective Minus 0.25%	81	4/20/15	3,785
Amazon.com, Inc.	130	FedFundEffective Minus 0.25%	37	4/15/15	(8,730)
Amazon.com, Inc.	50	FedFundEffective Minus 0.25%	17	4/20/15	(1,167)
Amazon.com, Inc.	70	FedFundEffective Minus 0.25%	22	4/20/15	(2,363)
American Express Co.	770	FedFundEffective Minus 0.25%	65	4/20/15	2,705
AMETEK, Inc.	1,170	FedFundEffective Minus 0.25%	61	4/20/15	4,836
Amphenol Corp.	1,008	FedFundEffective Minus 0.25%	46	4/15/15	(8,425)
Amphenol Corp.	240	FedFundEffective Minus 0.25%	13	4/20/15	(20)
Anadarko Petroleum Corp.	660	FedFundEffective Minus 0.25%	62	4/20/15	7,531
Autodesk, Inc.	1,140	FedFundEffective Minus 0.25%	65	4/20/15	3,918
Automatic Data Processing, Inc.	960	FedFundEffective Minus 0.25%	81	4/20/15	1,503
AutoZone, Inc.	70	FedFundEffective Minus 0.25%	40	4/20/15	(2,196)
Avis Budget Group, Inc.	930	FedFundEffective Minus 0.25%	57	4/20/15	3,268
Bank of New York Mellon Corp. (The)	1,101	FedFundEffective Minus 0.25%	37	4/15/15	(3,554)
Bank of New York Mellon Corp. (The)	670	FedFundEffective Minus 0.25%	26	4/20/15	1,114
Bank of New York Mellon Corp. (The)	630	FedFundEffective Minus 0.25%	24	4/20/15	1,194
Baxter International, Inc.	540	FedFundEffective Minus 0.25%	40	4/15/15	1,207
Baxter International, Inc.	560	FedFundEffective Minus 0.25%	40	4/20/15	155
BB&T Corp.	523	FedFundEffective Minus 0.25%	20	4/15/15	1,757
BB&T Corp.	530	FedFundEffective Minus 0.25%	20	4/15/15	1,261
BB&T Corp.	610	FedFundEffective Minus 0.25%	24	4/20/15	2,306
BB&T Corp.	670	FedFundEffective Minus 0.25%	24	4/20/15	261
BorgWarner, Inc.	1,390	FedFundEffective Minus 0.25%	74	4/20/15	(709)
Boston Scientific Corp.	1,229	FedFundEffective Minus 0.25%	16	4/15/15	(1,808)

AB MARKET NEUTRAL STRATEGY – U.S. •	19

Portfolio of Investments

Counterparty & Referenced Obligation	# of Shares or Units	Rate Paid/ Received	Notional Amount (000)	Maturity Date	Unrealized Appreciation/ (Depreciation)
Boston Scientific Corp.	2,650	FedFundEffective Minus 0.25%	$34	4/20/15	$(4,799)
Boston Scientific Corp.	2,540	FedFundEffective Minus 0.25%	32	4/20/15	(6,124)
Broadcom Corp.	1,810	FedFundEffective Minus 0.25%	66	4/20/15	(11,495)
Brown-Forman Corp.	700	FedFundEffective Minus 0.25%	65	4/20/15	2,471
Calpine Corp.	2,500	FedFundEffective Minus 0.25%	60	4/20/15	7,806
Campbell Soup Co.	1,810	FedFundEffective Minus 0.25%	79	4/20/15	(4,415)
Capital One Financial Corp.	970	FedFundEffective Minus 0.25%	80	4/20/15	9,170
Cardinal Health, Inc.	280	FedFundEffective Minus 0.25%	20	4/20/15	(3,451)
Cardinal Health, Inc.	800	FedFundEffective Minus 0.25%	56	4/20/15	(10,661)
Carnival Corp.	1,040	FedFundEffective Minus 0.25%	36	4/20/15	(9,560)
CBRE Group, Inc.	2,220	FedFundEffective Minus 0.25%	73	4/20/15	1,196
CBS Corp.	1,300	FedFundEffective Minus 0.25%	68	4/20/15	(3,818)
CH Robinson Worldwide, Inc.	880	FedFundEffective Minus 0.25%	57	4/20/15	(6,242)
Charter Communications, Inc.	470	FedFundEffective Minus 0.25%	73	4/20/15	2,091
Church & Dwight Co., Inc.	1,000	FedFundEffective Minus 0.25%	68	4/15/15	(13,880)
Church & Dwight Co., Inc.	300	FedFundEffective Minus 0.25%	20	4/20/15	(4,307)
Cincinnati Financial Corp.	1,270	FedFundEffective Minus 0.25%	65	4/20/15	414
CIT Group, Inc.	1,490	FedFundEffective Minus 0.25%	72	4/20/15	6,781
Citrix Systems, Inc.	990	FedFundEffective Minus 0.25%	65	4/20/15	6,087
Citrix Systems, Inc.	280	FedFundEffective Minus 0.25%	17	4/20/15	472
Clorox Co. (The)	350	FedFundEffective Minus 0.25%	31	4/15/15	(7,196)
Clorox Co. (The)	230	FedFundEffective Minus 0.25%	20	4/20/15	(4,714)
CME Group, Inc./IL	490	FedFundEffective Minus 0.25%	37	4/20/15	(5,868)
Coca-Cola Co. (The)	1,540	FedFundEffective Minus 0.25%	65	4/20/15	1,217
Coca-Cola Co. (The)	710	FedFundEffective Minus 0.25%	30	4/20/15	725
Coca-Cola Enterprises, Inc.	1,520	FedFundEffective Minus 0.25%	64	4/20/15	(144)

20	• AB MARKET NEUTRAL STRATEGY – U.S.

Portfolio of Investments

Counterparty & Referenced Obligation	# of Shares or Units	Rate Paid/ Received	Notional Amount (000)	Maturity Date	Unrealized Appreciation/ (Depreciation)
Coca-Cola Enterprises, Inc.	540	FedFundEffective Minus 0.25%	$24	4/20/15	$748
Danaher Corp.	530	FedFundEffective Minus 0.25%	42	4/15/15	(1,806)
Danaher Corp.	830	FedFundEffective Minus 0.25%	62	4/20/15	(6,272)
Dominion Resources, Inc./VA	594	FedFundEffective Minus 0.25%	42	4/15/15	(4,875)
Eastman Chemical Co.	562	FedFundEffective Minus 0.25%	48	4/15/15	8,033
Eastman Chemical Co.	270	FedFundEffective Minus 0.25%	22	4/20/15	2,309
Eaton Corp. PLC	680	FedFundEffective Minus 0.25%	50	4/15/15	6,821
Eaton Corp. PLC	430	FedFundEffective Minus 0.25%	29	4/20/15	1,694
Ecolab, Inc.	379	FedFundEffective Minus 0.25%	40	4/15/15	426
Ecolab, Inc.	150	FedFundEffective Minus 0.25%	17	4/20/15	1,146
Ecolab, Inc.	400	FedFundEffective Minus 0.25%	39	4/20/15	(2,508)
EI du Pont de Nemours & Co.	600	FedFundEffective Minus 0.25%	42	4/15/15	(1,625)
EI du Pont de Nemours & Co.	680	FedFundEffective Minus 0.25%	45	4/20/15	(4,096)
EMC Corp./MA	2,360	FedFundEffective Minus 0.25%	69	4/20/15	7,688
Equifax, Inc.	680	FedFundEffective Minus 0.25%	49	4/20/15	(8,910)
Estee Lauder Cos., Inc. (The)	760	FedFundEffective Minus 0.25%	54	4/15/15	(314)
Estee Lauder Cos., Inc. (The)	220	FedFundEffective Minus 0.25%	17	4/20/15	1,007
Estee Lauder Cos., Inc. (The)	140	FedFundEffective Minus 0.25%	10	4/20/15	105
Express Scripts Holding Co.	750	FedFundEffective Minus 0.25%	54	4/20/15	(6,621)
Fastenal Co.	1,620	FedFundEffective Minus 0.25%	74	4/20/15	1,561
Fifth Third Bancorp	3,160	FedFundEffective Minus 0.25%	64	4/20/15	8,961
FMC Technologies, Inc.	1,240	FedFundEffective Minus 0.25%	69	4/20/15	22,703
Franklin Resources, Inc.	1,160	FedFundEffective Minus 0.25%	64	4/20/15	3,259
Franklin Resources, Inc.	600	FedFundEffective Minus 0.25%	31	4/20/15	181
General Electric Co.	1,993	FedFundEffective Minus 0.25%	51	4/15/15	2,677
General Electric Co.	1,930	FedFundEffective Minus 0.25%	49	4/20/15	2,207
General Mills, Inc.	1,220	FedFundEffective Minus 0.25%	65	4/20/15	235

AB MARKET NEUTRAL STRATEGY – U.S. •	21

Portfolio of Investments

Counterparty & Referenced Obligation	# of Shares or Units	Rate Paid/ Received	Notional Amount (000)	Maturity Date	Unrealized Appreciation/ (Depreciation)
Hartford Financial Services Group, Inc. (The)	1,670	FedFundEffective Minus 0.25%	$58	4/15/15	$(7,900)
Hartford Financial Services Group, Inc. (The)	730	FedFundEffective Minus 0.25%	26	4/20/15	(3,147)
Henry Schein, Inc.	650	FedFundEffective Minus 0.25%	74	4/20/15	(16,254)
Hershey Co. (The)	740	FedFundEffective Minus 0.25%	81	4/20/15	5,649
Hologic, Inc.	2,090	FedFundEffective Minus 0.25%	55	4/20/15	(8,090)
Honeywell International, Inc.	850	FedFundEffective Minus 0.25%	82	4/20/15	(1,572)
Ingersoll-Rand PLC	1,110	FedFundEffective Minus 0.25%	64	4/20/15	(9,658)
Intercontinental Exchange, Inc.	100	FedFundEffective Minus 0.25%	20	4/15/15	(982)
Intercontinental Exchange, Inc.	110	FedFundEffective Minus 0.25%	21	4/20/15	(2,309)
Intercontinental Exchange, Inc.	180	FedFundEffective Minus 0.25%	34	4/20/15	(3,605)
Jarden Corp.	840	FedFundEffective Minus 0.25%	34	4/20/15	(6,659)
JM Smucker Co. (The)	390	FedFundEffective Minus 0.25%	41	4/15/15	210
JM Smucker Co. (The)	410	FedFundEffective Minus 0.25%	40	4/20/15	(2,460)
Johnson Controls, Inc.	1,410	FedFundEffective Minus 0.25%	70	4/20/15	3,863
Johnson Controls, Inc.	290	FedFundEffective Minus 0.25%	13	4/20/15	(279)
Johnson Controls, Inc.	460	FedFundEffective Minus 0.25%	21	4/20/15	(451)
JPMorgan Chase & Co.	980	FedFundEffective Minus 0.25%	60	4/20/15	6,322
Kansas City Southern	530	FedFundEffective Minus 0.25%	64	4/20/15	5,904
Liberty Media Corp.	1,520	FedFundEffective Minus 0.25%	56	4/20/15	3,791
Liberty Media Corp.	610	FedFundEffective Minus 0.25%	21	4/20/15	192
LKQ Corp.	2,080	FedFundEffective Minus 0.25%	60	4/20/15	6,369
Markel Corp.	80	FedFundEffective Minus 0.25%	52	4/20/15	(3,091)
McCormick & Co., Inc./MD	628	FedFundEffective Minus 0.25%	44	4/15/15	(1,413)
McCormick & Co., Inc./MD	480	FedFundEffective Minus 0.25%	33	4/20/15	(1,901)
McDonald’s Corp.	411	FedFundEffective Minus 0.25%	41	4/15/15	2,577
McDonald’s Corp.	490	FedFundEffective Minus 0.25%	46	4/20/15	(404)

22	• AB MARKET NEUTRAL STRATEGY – U.S.

Portfolio of Investments

Counterparty & Referenced Obligation	# of Shares or Units	Rate Paid/ Received	Notional Amount (000)	Maturity Date	Unrealized Appreciation/ (Depreciation)
Merck & Co., Inc.	1,310	FedFundEffective Minus 0.25%	$80	4/20/15	$272
MetLife, Inc.	850	FedFundEffective Minus 0.25%	44	4/20/15	4,366
MetLife, Inc.	660	FedFundEffective Minus 0.25%	35	4/20/15	3,610
MGM Resorts International	2,870	FedFundEffective Minus 0.25%	63	4/20/15	7,018
Mondelez International, Inc.	1,260	FedFundEffective Minus 0.25%	44	4/20/15	(1,005)
Mondelez International, Inc.	350	FedFundEffective Minus 0.25%	12	4/20/15	(696)
Mondelez International, Inc.	440	FedFundEffective Minus 0.25%	17	4/20/15	1,262
Motorola Solutions, Inc.	1,060	FedFundEffective Minus 0.25%	67	4/20/15	788
News Corp.	2,950	FedFundEffective Minus 0.25%	49	4/15/15	5,504
News Corp.	960	FedFundEffective Minus 0.25%	17	4/20/15	2,203
News Corp.	1,490	FedFundEffective Minus 0.25%	22	4/20/15	(37)
NextEra Energy, Inc.	870	FedFundEffective Minus 0.25%	82	4/20/15	(13,830)
Northern Trust Corp.	733	FedFundEffective Minus 0.25%	44	4/15/15	(5,164)
Northern Trust Corp.	350	FedFundEffective Minus 0.25%	22	4/15/15	(1,799)
Northern Trust Corp.	370	FedFundEffective Minus 0.25%	24	4/20/15	(1,194)
NRG Energy, Inc.	1,120	FedFundEffective Minus 0.25%	29	4/20/15	1,386
NRG Energy, Inc.	1,860	FedFundEffective Minus 0.25%	61	4/20/15	14,597
Nucor Corp.	1,220	FedFundEffective Minus 0.25%	65	4/20/15	10,846
Pall Corp.	490	FedFundEffective Minus 0.25%	42	4/15/15	(6,085)
Perrigo Co. PLC	219	FedFundEffective Minus 0.37%	31	4/15/15	(2,504)
Perrigo Co. PLC	90	FedFundEffective Minus 0.25%	12	4/15/15	(1,276)
Perrigo Co. PLC	100	FedFundEffective Minus 0.25%	15	4/20/15	(363)
Pfizer, Inc.	2,530	FedFundEffective Minus 0.25%	76	4/20/15	(3,806)
PG&E Corp.	1,800	FedFundEffective Minus 0.25%	86	4/20/15	(21,219)
Praxair, Inc.	430	FedFundEffective Minus 0.25%	56	4/20/15	3,747
Principal Financial Group, Inc.	340	FedFundEffective Minus 0.25%	17	4/20/15	673
Principal Financial Group, Inc.	1,230	FedFundEffective Minus 0.25%	65	4/20/15	6,521

AB MARKET NEUTRAL STRATEGY – U.S. •	23

Portfolio of Investments

Counterparty & Referenced Obligation	# of Shares or Units	Rate Paid/ Received	Notional Amount (000)	Maturity Date	Unrealized Appreciation/ (Depreciation)
Procter & Gamble Co. (The)	890	FedFundEffective Minus 0.25%	$80	4/20/15	$5,257
Prudential Financial, Inc.	458	FedFundEffective Minus 0.25%	36	4/15/15	455
PVH Corp.	525	FedFundEffective Minus 0.25%	64	4/15/15	6,013
PVH Corp.	150	FedFundEffective Minus 0.25%	17	4/20/15	23
Quanta Services, Inc.	1,520	FedFundEffective Minus 0.25%	49	4/20/15	8,416
Ralph Lauren Corp.	360	FedFundEffective Minus 0.25%	57	4/20/15	(3,077)
Ralph Lauren Corp.	110	FedFundEffective Minus 0.25%	18	4/20/15	(442)
Rockwell Automation, Inc.	650	FedFundEffective Minus 0.25%	76	4/20/15	4,791
salesforce.com, Inc.	560	FedFundEffective Minus 0.25%	28	4/15/15	(3,560)
salesforce.com, Inc.	460	FedFundEffective Minus 0.25%	27	4/20/15	537
salesforce.com, Inc.	400	FedFundEffective Minus 0.25%	21	4/20/15	(1,187)
Schlumberger Ltd.	800	FedFundEffective Minus 0.25%	82	4/20/15	15,872
ServiceNow, Inc.	880	FedFundEffective Minus 0.25%	58	4/20/15	(6,209)
Spectra Energy Corp.	1,750	FedFundEffective Minus 0.25%	68	4/20/15	9,132
St Jude Medical, Inc.	1,000	FedFundEffective Minus 0.25%	65	4/20/15	(1,268)
Stanley Black & Decker, Inc.	405	FedFundEffective Minus 0.25%	32	4/15/15	(6,028)
Stanley Black & Decker, Inc.	210	FedFundEffective Minus 0.25%	19	4/20/15	(1,190)
SunTrust Banks, Inc.	1,020	FedFundEffective Minus 0.25%	40	4/15/15	19
SunTrust Banks, Inc.	600	FedFundEffective Minus 0.25%	22	4/20/15	(1,177)
SunTrust Banks, Inc.	670	FedFundEffective Minus 0.25%	25	4/20/15	(1,415)
Sysco Corp.	1,188	FedFundEffective Minus 0.25%	42	4/15/15	(5,064)
Sysco Corp.	360	FedFundEffective Minus 0.25%	13	4/20/15	(966)
T-Mobile US, Inc.	540	FedFundEffective Minus 0.25%	14	4/20/15	(1,910)
T-Mobile US, Inc.	1,800	FedFundEffective Minus 0.25%	50	4/20/15	(3,865)
Target Corp.	895	FedFundEffective Minus 0.25%	53	4/15/15	(13,916)
Target Corp.	330	FedFundEffective Minus 0.25%	19	4/20/15	(5,600)
TD Ameritrade Holding Corp.	2,270	FedFundEffective Minus 0.25%	77	4/20/15	2,867

24	• AB MARKET NEUTRAL STRATEGY – U.S.

Portfolio of Investments

Counterparty & Referenced Obligation	# of Shares or Units	Rate Paid/ Received	Notional Amount (000)	Maturity Date	Unrealized Appreciation/ (Depreciation)
Tesla Motors, Inc.	300	FedFundEffective Minus 0.88%	$59	4/20/15	$(2,448)
Thermo Fisher Scientific, Inc.	245	FedFundEffective Minus 0.25%	29	4/15/15	(1,967)
Thermo Fisher Scientific, Inc.	100	FedFundEffective Minus 0.25%	12	4/20/15	(796)
Thermo Fisher Scientific, Inc.	280	FedFundEffective Minus 0.25%	34	4/20/15	(1,198)
Thomson Reuters Corp.	1,309	FedFundEffective Minus 0.25%	45	4/15/15	(6,572)
Thomson Reuters Corp.	470	FedFundEffective Minus 0.25%	18	4/20/15	(714)
Tiffany & Co.	280	FedFundEffective Minus 0.25%	28	4/20/15	3,370
Tiffany & Co.	480	FedFundEffective Minus 0.25%	44	4/20/15	1,695
Total System Services, Inc.	1,356	FedFundEffective Minus 0.25%	39	4/15/15	(9,133)
Twitter, Inc.	1,420	FedFundEffective Minus 0.25%	55	4/20/15	1,806
Tyco International Plc	1,450	FedFundEffective Minus 0.25%	64	4/20/15	4,693
United Technologies Corp.	720	FedFundEffective Minus 0.25%	80	4/20/15	(2,544)
Universal Health Services, Inc.	500	FedFundEffective Minus 0.25%	54	4/20/15	2,594
Universal Health Services, Inc.	260	FedFundEffective Minus 0.25%	27	4/20/15	374
Varian Medical Systems, Inc.	510	FedFundEffective Minus 0.25%	42	4/15/15	(5,494)
Varian Medical Systems, Inc.	160	FedFundEffective Minus 0.25%	13	4/20/15	(1,374)
		FedFundEffective
Verisk Analytics, Inc.	680	Minus 0.25%	42	4/15/15	(2,160)
Verisk Analytics, Inc.	400	FedFundEffective Minus 0.25%	25	4/20/15	(771)
Verizon Communications, Inc.	360	FedFundEffective Minus 0.25%	17	4/20/15	98
Verizon Communications, Inc.	1,670	FedFundEffective Minus 0.25%	82	4/20/15	5,213
VF Corp.	1,260	FedFundEffective Minus 0.25%	81	4/20/15	(6,368)
Wal-Mart Stores, Inc.	641	FedFundEffective Minus 0.25%	49	4/15/15	(5,884)
Wal-Mart Stores, Inc.	80	FedFundEffective Minus 0.25%	6	4/15/15	(697)
Wal-Mart Stores, Inc.	90	FedFundEffective Minus 0.25%	7	4/15/15	(796)
Wal-Mart Stores, Inc.	520	FedFundEffective Minus 0.25%	38	4/20/15	(6,426)
Walgreens Boots Alliance, Inc.	1,290	FedFundEffective Minus 0.25%	97	4/20/15	2,011

					$399,256

AB MARKET NEUTRAL STRATEGY – U.S. •	25

Portfolio of Investments

†	The sector breakdown is expressed as an approximate percentage of the Strategy’s total net assets inclusive of derivative exposure, based on the Adviser’s internal classification guidelines.

(a)	To obtain a copy of the fund’s financial statements, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AllianceBernstein at (800) 227-4618.

(b)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.

(c)	Position, or a portion thereof, has been segregated to collateralize OTC derivatives outstanding.

Glossary:

FedFundEffective – Federal Funds Effective Rate

See notes to financial statements.

26	• AB MARKET NEUTRAL STRATEGY – U.S.

Portfolio of Investments

STATEMENT OF ASSETS & LIABILITIES

January 31, 2015 (unaudited)

Assets
Investments in securities, at value
Unaffiliated issuers (cost $1,799,891)	$1,799,891
Affiliated issuers (cost $1,472,052)	1,472,052
Cash	91
Unrealized appreciation on total return swaps	1,078,289
Receivable due from Adviser	40,746
Receivable for terminated total return swaps	1,621
Receivable for capital stock sold	865
Dividends receivable	116

Total assets	4,393,671

Liabilities
Unrealized depreciation on total return swaps	679,033
Cash collateral due to broker	340,000
Transfer Agent fee payable	1,822
Distribution fee payable	214
Accrued expenses	136,844

Total liabilities	1,157,913

Net Assets	$3,235,758

Composition of Net Assets
Capital stock, at par	$32
Additional paid-in capital	3,283,661
Distributions in excess of net investment income	(112,697)
Accumulated net realized loss on investment transactions	(334,494)
Net unrealized appreciation on swaps	399,256

$3,235,758

Net Asset Value Per Share—42,000,000,000 shares of capital stock authorized, $.0001 par value

Class	Net Assets	Shares Outstanding	Net Asset Value

A	$325,418	32,588	$9.99	*

C	$119,899	12,320	$9.73

Advisor	$685,776	67,835	$10.11

R	$9,835	1,000.20	$9.83

K	$148,842	14,995	$9.93

I	$1,945,988	195,000	$9.98

*	The maximum offering price per share for Class A shares was $10.43 which reflects a sales charge of 4.25%.

See notes to financial statements.

AB MARKET NEUTRAL STRATEGY – U.S. •	27

Statement of Assets & Liabilities

STATEMENT OF OPERATIONS

Six Months Ended January 31, 2015 (unaudited)

Investment Income
Dividends
Affiliated issuers	$675
Interest	127	$802

Expenses
Advisory fee (see Note B)	21,742
Distribution fee—Class A	662
Distribution fee—Class C	721
Distribution fee—Class R	24
Distribution fee—Class K	177
Transfer agency—Class A	3,397
Transfer agency—Class C	1,069
Transfer agency—Advisor Class	5,698
Transfer agency—Class R	3
Transfer agency—Class K	73
Transfer agency—Class I	193
Custodian	113,984
Audit and tax	42,175
Registration fees	33,983
Administrative	32,268
Printing	21,783
Legal	19,231
Directors’ fees	3,065
Miscellaneous	18,034

Total expenses before expenses on securities sold short	318,282
Dividend expense	60,026
Interest expense	98

Total expenses	378,406
Less: expenses waived and reimbursed by the Adviser (see Note B)	(294,956)

Net expenses		83,450

Net investment loss		(82,648)

Realized and Unrealized Gain (Loss) on Investment Transactions
Net realized loss on:
Swaps		(113,140)
Net change in unrealized appreciation/depreciation of:
Swaps		307,459

Net gain on swaps transactions		194,319

Net Increase in Net Assets from Operations		$111,671

See notes to financial statements.

28	• AB MARKET NEUTRAL STRATEGY – U.S.

Statement of Operations

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended January 31, 2015 (unaudited)		Year Ended July 31, 2014
Increase (Decrease) in Net Assets from Operations
Net investment loss	$(82,648)		$(105,499)
Net realized gain (loss) on swaps transactions	(113,140)		228,565
Net change in unrealized appreciation/depreciation of swaps	307,459		(156,645)

Net increase (decrease) in net assets from operations	111,671		(33,579)
Dividends and Distributions to Shareholders from
Net investment income
Class A	– 0	–	(3,681)
Advisor Class	– 0	–	(10,424)
Class R	(22)		(100)
Class K	(463)		(1,395)
Class I	(9,516)		(29,406)
Net realized gain on investment transactions
Class A	– 0	–	(15,329)
Class C	– 0	–	(3,274)
Advisor Class	– 0	–	(24,526)
Class R	– 0	–	(177)
Class K	– 0	–	(2,129)
Class I	– 0	–	(34,593)
Capital Stock Transactions
Net decrease	(667,754)		(789,377)

Total decrease	(566,084)		(947,990)
Net Assets
Beginning of period	3,801,842		4,749,832

End of period (including distributions in excess of net investment income of $(112,697) and ($20,048), respectively)	$3,235,758		$3,801,842

See notes to financial statements.

AB MARKET NEUTRAL STRATEGY – U.S. •	29

Statement of Changes in Net Assets

NOTES TO FINANCIAL STATEMENTS

January 31, 2015 (unaudited)

NOTE A

Significant Accounting Policies

AB Cap Fund, Inc. (the “Company”), which is a Maryland corporation, is registered under the Investment Company Act of 1940 as an open-end management investment company. Prior to January 20, 2015, the Company was known as AllianceBernstein Cap Fund, Inc. The Company operates as a series company currently comprised of 24 portfolios: AB Small Cap Growth Portfolio, AB Market Neutral Strategy—U.S., AB Emerging Markets Multi-Asset Portfolio, AB Select U.S. Equity Portfolio, AB All Market Growth Portfolio (formerly AB Dynamic All Market Fund Portfolio), AB Select U.S. Long/Short Portfolio, AB Concentrated Growth Fund, AB Multi-Manager Alternative Strategies Fund, AB Long/Short Multi-Manager Fund, AB Global Core Equity Portfolio, AB Emerging Markets Growth Portfolio, AB Multi-Manager Select Retirement Allocation Fund, AB Multi-Manager Select 2010 Fund, AB Multi-Manager Select 2015 Fund, AB Multi-Manager Select 2020 Fund, AB Multi-Manager Select 2025 Fund, AB Multi-Manager Select 2030 Fund, AB Multi-Manager Select 2035 Fund, AB Multi-Manager Select 2040 Fund, AB Multi-Manager Select 2045 Fund, AB Multi-Manager Select 2050 Fund, AB Multi-Manager Select 2055 Fund, AB Small Cap Value Portfolio and AB All Market Income Portfolio (the “Portfolios”). The AB Small Cap Growth Portfolio, AB Market Neutral Strategy—U.S., AB Emerging Markets Multi-Asset Portfolio and AB Select U.S. Equity Portfolio are each diversified Portfolios. Each of the other Portfolios is non-diversified. AllianceBernstein Concentrated Growth Fund commenced operations on February 28, 2014. AB Multi-Manager Alternative Strategies Fund commenced operations on July 31, 2014. AB Long/Short Multi-Manager Fund commenced operations on September 30, 2014. AB Global Core Equity Portfolio commenced operation on November 12, 2014. AB Emerging Markets Growth Portfolio commenced of operation on November 13, 2014. AB Small Cap Value Portfolio commenced of operation on December 3, 2014. AB Multi-Manager Select Retirement Allocation Fund and AB Multi-Manager Select 2010-2055 Funds commenced of operation on December 15, 2014. AB All Market Income Portfolio commenced of operation on December 19, 2014. Each Portfolio is considered to be a separate entity for financial reporting and tax purposes. This report relates only to the AB Market Neutral Strategy—U.S. (the “Strategy”). Prior to January 20, 2015, the Strategies were known as AllianceBernstein Market Neutral Strategy—U.S. The Strategy have authorized the issuance of Class A, Class B, Class C, Advisor Class, Class R, Class K and Class I shares. Class B shares are not currently offered. As of January 31, 2015, AllianceBernstein L.P. (the “Adviser”) was the sole shareholder of Class R and Class I shares of AB Market Neutral Strategy—U.S. Class A shares are sold with a front-end sales charge of up to 4.25% for purchases not exceeding $1,000,000. With respect to purchases of $1,000,000 or more, Class A shares redeemed within one year of purchase may be subject to a contingent deferred sales charge of 1%. Class C shares are subject to a contingent deferred sales charge of 1% on redemptions made within the first year after purchase. Class R and Class K shares are sold without an initial or contingent deferred

30	• AB MARKET NEUTRAL STRATEGY – U.S.

Notes to Financial Statements

sales charge. Advisor Class and Class I shares are sold without an initial or contingent deferred sales charge and are not subject to ongoing distribution expenses. All six classes of shares have identical voting, dividend, liquidation and other rights, except that the classes bear different distribution and transfer agency expenses. Each class has exclusive voting rights with respect to its distribution plan. The financial statements have been prepared in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) which require management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and amounts of income and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Strategy.

1. Security Valuation
Portfolio securities are valued at their current market value determined on the basis of market quotations or, if market quotations are not readily available or are deemed unreliable, at “fair value” as determined in accordance with procedures established by and under the general supervision of the Company’s Board of Directors (the “Board”).

In general, the market values of securities which are readily available and deemed reliable are determined as follows: securities listed on a national securities exchange (other than securities listed on the NASDAQ Stock Market, Inc. (“NASDAQ”)) or on a foreign securities exchange are valued at the last sale price at the close of the exchange or foreign securities exchange. If there has been no sale on such day, the securities are valued at the last traded price from the previous day. Securities listed on more than one exchange are valued by reference to the principal exchange on which the securities are traded; securities listed only on NASDAQ are valued in accordance with the NASDAQ Official Closing Price; listed or over the counter (“OTC”) market put or call options are valued at the mid level between the current bid and ask prices. If either a current bid or current ask price is unavailable, the Adviser will have discretion to determine the best valuation (e.g. last trade price in the case of listed options); open futures are valued using the closing settlement price or, in the absence of such a price, the most recent quoted bid price. If there are no quotations available for the day of valuation, the last available closing settlement price is used; U.S. Government securities and any other debt instruments having 60 days or less remaining until maturity are generally valued at market by an independent pricing vendor, if a market price is available. If a market price is not available, the securities are valued at amortized cost. This methodology is commonly used for short term securities that have an original maturity of 60 days or less, as well as short term securities that had an original term to maturity that exceeded 60 days. In instances when amortized cost is utilized, the Valuation Committee (the “Committee”) must reasonably conclude that the utilization of amortized cost is approximately the same as the fair value of the security. Such factors the Committee will consider include, but are not limited to, an impairment of the

AB MARKET NEUTRAL STRATEGY – U.S. •	31

Notes to Financial Statements

creditworthiness of the issuer or material changes in interest rates. Fixed-income securities, including mortgage-backed and asset-backed securities, may be valued on the basis of prices provided by a pricing service or at a price obtained from one or more of the major broker-dealers. In cases where broker-dealer quotes are obtained, the Adviser may establish procedures whereby changes in market yields or spreads are used to adjust, on a daily basis, a recently obtained quoted price on a security. Swaps and other derivatives are valued daily, primarily using independent pricing services, independent pricing models using market inputs, as well as third party broker-dealers or counterparties. Investment companies are valued at their net asset value each day.

Securities for which market quotations are not readily available (including restricted securities) or are deemed unreliable are valued at fair value. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, analysis of the issuer’s financial statements or other available documents. In addition, the Strategy may use fair value pricing for securities primarily traded in non-U.S. markets because most foreign markets close well before the Strategy values its securities at 4:00 p.m., Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities.

2. Fair Value Measurements

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Strategy would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values as described in Note A.1 above). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Strategy. Unobservable inputs reflect the Strategy’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Strategy’s own assumptions in determining the fair value of investments)

32	• AB MARKET NEUTRAL STRATEGY – U.S.

Notes to Financial Statements

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which are then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Strategy’s investments by the above fair value hierarchy levels as of January 31, 2015:

Investments in Securities:	Level 1		Level 2			Level 3			Total
Assets:
Short-Term Investments:
Investment Companies	$1,472,052		$	– 0	–	$	– 0	–	$1,472,052
U.S. Treasury Bills	– 0	–		1,799,891			– 0	–	1,799,891

Total Investments in Securities	1,472,052			1,799,891			– 0	–	3,271,943
Other Financial Instruments*:
Assets:
Total Return Swaps	– 0	–		1,078,289			– 0	–	1,078,289
Liabilities:
Total Return Swaps	– 0	–		(679,033)			– 0	–	(679,033)

Total+	$1,472,052			$2,199,147		$	– 0	–	$3,671,199

*	Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/depreciation on the instrument.

+	There were no transfers between any levels during the reporting period.

AB MARKET NEUTRAL STRATEGY – U.S. •	33

Notes to Financial Statements

The Strategy recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

The Adviser established the Committee to oversee the pricing and valuation of all securities held in the Strategy. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and a third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and processes at vendors, 2) daily comparison of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

3. Currency Translation

Assets and liabilities denominated in foreign currencies and commitments under forward currency exchange contracts are translated into U.S. dollars at the mean of the quoted bid and ask prices of such currencies against the U.S. dollar. Purchases and sales of portfolio securities are translated into U.S. dollars at the rates of exchange prevailing when such securities were acquired or sold. Income and expenses are translated into U.S. dollars at rates of exchange prevailing when accrued.

34	• AB MARKET NEUTRAL STRATEGY – U.S.

Notes to Financial Statements

Net realized gain or loss on foreign currency transactions represents foreign exchange gains and losses from sales and maturities of foreign fixed income investments, foreign currency exchange contracts, holding of foreign currencies, currency gains or losses realized between the trade and settlement dates on foreign investment transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Strategy’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains and losses from valuing foreign currency denominated assets and liabilities at period end exchange rates are reflected as a component of net unrealized appreciation or depreciation of foreign currency denominated assets and liabilities.

4. Taxes

It is the Strategy’s policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its investment company taxable income and net realized gains, if any, to shareholders. Therefore, no provisions for federal income or excise taxes are required. The Strategy may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued and applied to net investment income, net realized gains and net unrealized appreciation/depreciation as such income and/or gains are earned.

In accordance with U.S. GAAP requirements regarding accounting for uncertainties in income taxes, management has analyzed the Strategy’s tax positions taken or expected to be taken on federal and state income tax returns for all open tax years (the current and the prior three tax years) and has concluded that no provision for income tax is required in the Strategy’s financial statements.

5. Investment Income and Investment Transactions

Dividend income is recorded on the ex-dividend date or as soon as the Strategy is informed of the dividend. Interest income is accrued daily. Investment transactions are accounted for on the date the securities are purchased or sold. Investment gains or losses are determined on the identified cost basis. The Strategy amortizes premiums and accretes discounts as adjustments to interest income.

6. Class Allocations

All income earned and expenses incurred by the Strategy are borne on a pro-rata basis by each outstanding class of shares, based on the proportionate interest in the Strategy represented by the net assets of such class, except for class specific expenses which are allocated to the respective class. Expenses of the Company are charged proportionately to each Portfolio or based on other appropriate methods. Realized and unrealized gains and losses are allocated among the various share classes based on respective net assets.

AB MARKET NEUTRAL STRATEGY – U.S. •	35

Notes to Financial Statements

7. Dividends and Distributions

Dividends and distributions to shareholders, if any, are recorded on the ex-dividend date. Income dividends and capital gains distributions are determined in accordance with federal tax regulations and may differ from those determined in accordance with U.S. GAAP. To the extent these differences are permanent, such amounts are reclassified within the capital accounts based on their federal tax basis treatment; temporary differences do not require such reclassification.

NOTE B

Advisory Fee and Other Transactions with Affiliates

Under the terms of the investment advisory agreement, the Strategy pays the Adviser an advisory fee at an annual rate of 1.25% of the Strategy’s average daily net assets. The fee is accrued daily and paid monthly.

The Adviser has agreed to waive its fees and bear certain expenses to the extent necessary to limit total operating expenses, excluding expenses associated with securities sold short, on an annual basis (the “Expense Caps”) to 1.50%, 2.25%, 1.25%, 1.75%, 1.50% and 1.25%, of average daily net assets for Class A, Class C, Advisor Class, Class R, Class K and Class I shares, respectively. Prior to October 31, 2014, the Expense Cap for Class A shares was 1.55% of average daily net assets. The Expense Caps may not be terminated before November 1, 2014. For the six months ended January 31, 2015, such reimbursement amounted to $262,688.

Pursuant to the investment advisory agreement, the Strategy may reimburse the Adviser for certain legal and accounting services provided to each Strategy by the Adviser. For the six months ended January 31, 2015, such fees amounted to $32,268. Such fees were voluntarily waived by the Adviser.

Each Strategy compensates AllianceBernstein Investor Services, Inc. (“ABIS”), a wholly-owned subsidiary of the Adviser, under a Transfer Agency Agreement for providing personnel and facilities to perform transfer agency services for each Strategy. ABIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. Such compensation retained by ABIS amounted to $9,000 for the six months ended January 31, 2015.

AllianceBernstein Investments, Inc. (the “Distributor”), a wholly-owned subsidiary of the Adviser, serves as the distributor of the Strategy’s shares. The Distributor has advised the Strategy that it has retained front-end sales charges of $26 from the sale of Class A shares and received $-0- and $-0- in contingent deferred sales charges imposed upon redemptions by shareholders of Class A and Class C shares, respectively, for the six months ended January 31, 2015.

The Strategy may invest in the AB Fixed-Income Shares, Inc.—Government STIF Portfolio (“Government STIF Portfolio”), an open-end management

36	• AB MARKET NEUTRAL STRATEGY – U.S.

Notes to Financial Statements

investment company managed by the Adviser. The Government STIF Portfolio is offered as a cash management option to mutual funds and other institutional accounts of the Adviser, and is not available for direct purchase by members of the public. The Government STIF Portfolio pays no investment management fees but does bear its own expenses. A summary of the Strategy transactions in shares of the Government STIF Portfolio for the six months ended January 31, 2015 is as follows:

Market Value July 31, 2014 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value January 31, 2015 (000)	Dividend Income (000)
$2,040	$4,603	$5,171	$1,472	$1

Brokerage commissions paid on investment transactions for the six months ended January 31, 2015 amounted to $0, of which $0 and $0, respectively, was paid to Sanford C. Bernstein & Co. LLC and Sanford C. Bernstein Limited, affiliates of the Adviser.

NOTE C

Distribution Services Agreement

The Strategy has adopted a Distribution Services Agreement (the “Agreement”) pursuant to Rule 12b-1 under the Investment Company Act of 1940. Under the Agreement, the Strategy pays distribution and servicing fees to the Distributor at an annual rate of up to .25% of the Strategy’s average daily net assets attributable to Class A shares, 1% of the Strategy’s average daily net assets attributable to Class C shares, .50% of the Strategy’s average daily net assets attributable to Class R shares and .25% of the Strategy’s average daily net assets attributable to Class K shares. There are no distribution and servicing fees on the Advisor Class and Class I shares. Prior to November 1, 2014, the Strategy paid distribution and servicing fees to the Distributor at an annual rate of up to .30% of the Strategy’s average daily net assets attributable to Class A shares. The fees are accrued daily and paid monthly. The Agreement provides that the Distributor will use such payments in their entirety for distribution assistance and promotional activities. Since the commencement of the Strategy’s operations, the Distributor has incurred expenses in excess of the distribution costs reimbursed by the Strategy in the amounts of $15,858, $533 and $3,021 for Class C, Class R and Class K shares, respectively. While such costs may be recovered from the Strategy in future periods so long as the Agreement is in effect, the rate of the distribution and servicing fees payable under the Agreement may not be increased without a shareholder vote. In accordance with the Agreement, there is no provision for recovery of unreimbursed distribution costs incurred by the Distributor beyond the current fiscal year for Class A shares. The Agreement also provides that the Adviser may use its own resources to finance the distribution of the Strategy’s shares.

AB MARKET NEUTRAL STRATEGY – U.S. •	37

Notes to Financial Statements

NOTE D

Investment Transactions

There were no purchases and sales of investment securities for the six months ended January 31, 2015.

The cost of investments for federal income tax purposes was the same as the cost for financial reporting purposes.

1. Derivative Financial Instruments

The Strategy may use derivatives in an effort to earn income and enhance returns, to replace more traditional direct investments, to obtain exposure to otherwise inaccessible markets (collectively, “investment purposes”), or to hedge or adjust the risk profile of its portfolio.

The principal type of derivative utilized by the Strategy, as well as the methods in which they may be used are:

•	Swaps

The Strategy may enter into swaps to hedge its exposure to interest rates, credit risk, equity markets and currencies. The Strategy may also enter into swaps for non-hedging purposes as a means of gaining market exposures, making direct investments in foreign currencies, as described below under “Currency Transactions” or in order to take a “long” or “short” position with respect to an underlying referenced asset described below under “Total Return Swaps”. A swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals based upon or calculated by reference to changes in specified prices or rates for a specified amount of an underlying asset. The payment flows are usually netted against each other, with the difference being paid by one party to the other. In addition, collateral may be pledged or received by the Strategy in accordance with the terms of the respective swaps to provide value and recourse to the Strategy or its counterparties in the event of default, bankruptcy or insolvency by one of the parties to the swap.

Risks may arise as a result of the failure of the counterparty to the swap to comply with the terms of the swap. The loss incurred by the failure of a counterparty is generally limited to the net interim payment to be received by the Strategy, and/or the termination value at the end of the contract. Therefore, the Strategy considers the creditworthiness of each counterparty to a swap in evaluating potential counterparty risk. This risk is mitigated by having a netting arrangement between the Strategy and the counterparty and by the posting of collateral by the counterparty to the Strategy to cover the Strategy’s exposure to the counterparty. Additionally, risks may arise from unanticipated movements in interest rates or in the value of the underlying securities. The Strategy accrues for the interim payments on swaps on a daily basis, with the net amount recorded within unrealized

38	• AB MARKET NEUTRAL STRATEGY – U.S.

Notes to Financial Statements

appreciation/depreciation of swaps on the statement of assets and liabilities, where applicable. Once the interim payments are settled in cash, the net amount is recorded as realized gain/(loss) on swaps on the statement of operations, in addition to any realized gain/(loss) recorded upon the termination of swaps. Fluctuations in the value of swaps are recorded as a component of net change in unrealized appreciation/depreciation of swaps on the statement of operations.

Total Return Swaps:

The Strategy may enter into total return swaps in order take a “long” or “short” position with respect to an underlying referenced asset. The Strategy is subject to market price volatility of the underlying referenced asset. A total return swap involves commitments to pay interest in exchange for a market linked return based on a notional amount. To the extent that the total return of the security, group of securities or index underlying the transaction exceeds or falls short of the offsetting interest obligation, the Strategy will receive a payment from or make a payment to the counterparty.

During the six months ended January 31, 2015, the Strategy held total return swaps for hedging and non-hedging purposes.

The Strategy typically enters into International Swaps and Derivatives Association, Inc. Master Agreements (“ISDA Master Agreement”) or similar master agreements (collectively, “Master Agreements”) with its OTC derivative contract counterparties in order to, among other things, reduce its credit risk to counterparties. ISDA Master Agreements include provisions for general obligations, representations, collateral and events of default or termination. Under an ISDA Master Agreement, the Strategy typically may offset with the counterparty certain derivative financial instrument’s payables and/or receivables with collateral held and/or posted and create one single net payment (close-out netting) in the event of default or termination.

Various Master Agreements govern the terms of certain transactions with counterparties, including transactions such as exchange-traded derivative transactions, repurchase and reverse repurchase agreements. These Master Agreements typically attempt to reduce the counterparty risk associated with such transactions by specifying credit protection mechanisms and providing standardization that improves legal certainty. Cross-termination provisions under Master Agreements typically provide that a default in connection with one transaction between the Strategy and a counterparty gives the non-defaulting party the right to terminate any other transactions in place with the defaulting party to create one single net payment due to/due from the defaulting party. In the event of a default by a Master Agreements counterparty, the return of collateral with market value in excess of the Strategy’s net liability, held by the defaulting party, may be delayed or denied.

AB MARKET NEUTRAL STRATEGY – U.S. •	39

Notes to Financial Statements

The Strategy’s Master Agreements may contain provisions for early termination of OTC derivative transactions in the event the net assets of the Strategy decline below specific levels (“net asset contingent features”). If these levels are triggered, the Strategy’s counterparty has the right to terminate such transaction and require the Strategy to pay or receive a settlement amount in connection with the terminated transaction. For additional details, please refer to netting arrangements by counterparty tables below.

At January 31, 2015, the Strategy had entered into the following derivatives:

	Asset Derivatives		Liability Derivatives
Derivative Type	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value
Equity contracts	Unrealized appreciation on total return swaps	$1,078,289	Unrealized depreciation on total return swaps	$679,033

Total		$1,078,289		$679,033

The effect of derivative instruments on the statement of operations for the six months ended January 31, 2015:

Derivative Type	Location of Gain or (Loss) on Derivatives	Realized Gain or (Loss) on Derivatives	Change in Unrealized Appreciation or (Depreciation)
Equity contracts	Net realized gain (loss) on swaps; Net change in unrealized appreciation/depreciation of swaps	$(113,140)	$307,459

Total		$(113,140)	$307,459

The following table represents the average monthly volume of the Strategy’s derivative transactions during the six months ended January 31, 2015:

Total Return Swaps:
Average notional amount	$15,905,738

For financial reporting purposes, the Strategy does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the statement of assets and liabilities.

All derivatives held at period end were subject to netting arrangements. The following table presents the Strategy’s derivative assets and liabilities by counterparty net

40	• AB MARKET NEUTRAL STRATEGY – U.S.

Notes to Financial Statements

of amounts available for offset under Master Agreements (“MA”) and net of the related collateral received/ pledged by the Strategy as of January 31, 2015:

Counterparty	Derivative Assets Subject to a MA	Derivative Available for Offset	Cash Collateral Received		Security Collateral Received*		Net Amount of Derivatives Assets
OTC Derivatives:
Morgan Stanley	$1,078,289	$(679,033)		$(340,000)	$	– 0 –		$59,256

Total	$1,078,289	$(679,033)		$(340,000)	$	– 0 –		$59,256	^

Counterparty	Derivative Liabilities Subject to a MA	Derivative Available for Offset	Cash Collateral Pledged*		Security Collateral Pledged*		Net Amount of Derivatives Liabilities
OTC Derivatives:
Morgan Stanley	$679,033	$(679,033)	$	– 0 –	$	– 0 –	$	– 0 –

Total	$679,033	$(679,033)	$	– 0 –	$	– 0 –	$	– 0 –	^

*	The actual collateral received/pledged may be more than the amount reported due to overcollateralization.

^	Net amount represents the net receivable/payable that would be due from/to the counterparty in the event of default or termination. The net amount from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same counterparty.

2. Currency Transactions

The Strategy may invest in non-U.S. dollar securities on a currency hedged or unhedged basis. The Strategy may seek investment opportunities by taking long or short positions in currencies through the use of currency-related derivatives, including forward currency exchange contracts, futures and options on futures, swaps, and other options. The Strategy may enter into transactions for investment opportunities when it anticipates that a foreign currency will appreciate or depreciate in value but securities denominated in that currency are not held by the Strategy and do not present attractive investment opportunities. Such transactions may also be used when the Adviser believes that it may be more efficient than a direct investment in a foreign currency-denominated security. The Strategy may also conduct currency exchange contracts on a spot basis (i.e., for cash at the spot rate prevailing in the currency exchange market for buying or selling currencies).

3. Short Sales

The Strategy may sell securities short. A short sale is a transaction in which the Strategy sells securities it does not own, but has borrowed, in anticipation of a decline in the market price of the securities. The Strategy is obligated to replace the borrowed securities at their market price at the time of settlement. The Strategy’s obligation to replace the securities borrowed in connection with a short sale will be fully secured by collateral deposited with the broker. Short sales by the Strategy involve certain risks and special considerations. Possible losses from short sales differ from losses that could be incurred from a purchase of a security because losses from short sales may be unlimited, whereas losses from purchases cannot exceed the total amount invested.

AB MARKET NEUTRAL STRATEGY – U.S. •	41

Notes to Financial Statements

NOTE E

Capital Stock

With respect to share classes currently offered, the Company has allocated 18,000,000,000 of authorized shares to the Strategy of which 3,000,000,000 is allocated to each of Class A, Class C, Advisor Class, Class R, Class K, and Class I shares. Transactions in capital shares for each class were as follows:

	Shares			Amount
	Six Months Ended January 31, 2015 (unaudited)		Year Ended July 31, 2014	Six Months Ended January 31, 2015 (unaudited)			Year Ended July 31, 2014

Class A
Shares sold	1,232		114,832		$12,064		$1,151,604

Shares issued in reinvestment of dividends and distributions	– 0	–	1,770		– 0	–	17,610

Shares redeemed	(30,934)		(142,711)		(297,399)		(1,448,076)

Net decrease	(29,702)		(26,109)		$(285,335)		$(278,862)

Class C
Shares sold	4,559		4,796		$43,900		$47,223

Shares issued in reinvestment of distributions	– 0	–	285		– 0	–	2,787

Shares redeemed	(9,233)		(26,573)		(86,722)		(260,754)

Net decrease	(4,674)		(21,492)		$(42,822)		$(210,744)

Advisor Class
Shares sold	– 0	–	9,132	$	– 0	–	$92,695

Shares issued in reinvestment of dividends and distributions	– 0	–	2,222		– 0	–	22,307

Shares redeemed	(35,701)		(44,348)		(350,997)		(444,319)

Net decrease	(35,701)		(32,994)		$(350,997)		$(329,317)

Class K
Shares sold	1,135		2,720		$11,062		$27,166

Shares issued in reinvestment of dividends and distributions	44		325		431		3,229

Shares redeemed	(10)		(86)		(93)		(849)

Net increase	1,169		2,959		$11,400		$29,546

There were no transactions in capital shares for Class R and Class I for the six months ended January 31, 2015.

42	• AB MARKET NEUTRAL STRATEGY – U.S.

Notes to Financial Statements

NOTE F

Risks Involved in Investing in the Strategy

Foreign Securities Risk—Investing in securities of foreign companies or foreign governments involves special risks which include changes in foreign currency exchange rates and the possibility of future political and economic developments which could adversely affect the value of such securities. Moreover, securities of many foreign companies or foreign governments and their markets may be less liquid and their prices more volatile than those of comparable U.S. companies or of the U.S. government.

Short Sales Risk—The Strategy may not always be able to close out a short position on favorable terms. Short sales involve the risk that the Strategy will incur a loss by subsequently buying a security at a higher price than the price at which it sold the security short. The amount of such loss is theoretically unlimited (since it is limited only by the increase in value of the security sold short by the Strategy.) In contrast, the risk of loss from a long position is limited to the Strategy’s investment in the long position, since its value cannot fall below zero. Short selling is a form of leverage.

Currency Risk—This is the risk that changes in foreign currency exchange rates may negatively affect the value of the Strategy’s investments or reduce the returns of the Strategy. For example, the value of the Strategy’s investments in foreign currency-denominated securities or currencies may decrease if the U.S. dollar is strong (i.e., gaining value relative to other currencies) and other currencies are weak (i.e., losing value relative to the U.S. dollar). Currency markets are generally not as regulated as securities markets. Independent of the Strategy’s investments denominated in foreign currencies, the Strategy’s positions in various foreign currencies may cause the Strategy to experience investment losses due to the changes in exchange rates and interest rates.

Derivatives Risk—The Strategy may enter into derivative transactions such as forwards, options, futures and swaps. Derivatives may be illiquid, difficult to price, and leveraged so that small changes may produce disproportionate losses for the Strategy, and subject to counterparty risk to a greater degree than more traditional investments. Derivatives may result in significant losses, including losses that are far greater than the value of the derivatives reflected in the statement of assets and liabilities.

Leverage Risk—To the extent the Strategies use leveraging techniques, its net asset value, or NAV, may be more volatile because leverage tends to exaggerate the effect of any increase or decrease in the value of the Strategies’ investments.

Indemnification Risk—In the ordinary course of business, the Strategy enters into contracts that contain a variety of indemnifications. The Strategy’s maximum exposure under these arrangements is unknown. However, the Strategy has not had prior claims or losses pursuant to these indemnification

AB MARKET NEUTRAL STRATEGY – U.S. •	43

Notes to Financial Statements

provisions and expects the risk of loss thereunder to be remote. Therefore, the Strategy has not accrued any liability in connection with these indemnification provisions.

NOTE G

Joint Credit Facility

A number of open-end mutual funds managed by the Adviser, including the Strategy, participate in a $280 million revolving credit facility (the “Facility”) intended to provide short-term financing, if necessary, subject to certain restrictions in connection with abnormal redemption activity. Commitment fees related to the Facility are paid by the participating funds and are included in miscellaneous expenses in the statement of operations. The Strategy did not utilize the Facility during the six months ended January 31, 2015.

NOTE H

Distributions to Shareholders

The tax character of distributions to be paid for the year ending July 31, 2015 will be determined at the end of the current fiscal year. The tax character of distributions paid during the fiscal years ended July 31, 2014 and July 31, 2013 were as follows:

	2014	2013
Distributions paid from:
Ordinary income	$87,550	$	– 0	–
Long-term capital gain	37,484		33,193

Total distributions paid	$125,034		$33,193

As of July 31, 2014, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Accumulated capital and other gains/losses	$(241,402	)(a)
Unrealized appreciation/(depreciation)	91,797

Total accumulated earnings/(deficit)	$(149,605)

(a)

During the fiscal year ended July 31, 2014, the Strategy utilized $96,279 of capital loss carryforwards to offset current year net realized gains. At July 31, 2014, the Strategy had a qualified late-year ordinary loss deferral of $20,048, a post-October short-term capital loss deferral of $218,753, and a post-October long-term capital loss deferral of $2,601. These losses are deemed to arise on August 1, 2014.

For tax purposes, net capital losses may be carried over to offset future capital gains, if any. Funds are permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an indefinite period, and such losses will retain their character as either short-term or long-term capital losses. As of July 31, 2014, the Strategy did not have any capital loss carryforwards.

44	• AB MARKET NEUTRAL STRATEGY – U.S.

Notes to Financial Statements

NOTE I

Subsequent Event

Management has evaluated subsequent events for possible recognition or disclosure in the financial statements through the date the financial statements are issued. Management has determined that there are no other material events that would require disclosure in the Strategy’s financial statements through this date.

AB MARKET NEUTRAL STRATEGY – U.S. •	45

Notes to Financial Statements

FINANCIAL HIGHLIGHTS

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

Class A
Six Months Ended January 31, 2015 (unaudited)	Year Ended July 31,	August 3, 2010(a) to July 31, 2011
2014	2013	2012

Net asset value, beginning of period	$ 9.65	$ 10.04	$ 10.27	$ 10.07	$ 10.00

Income From Investment Operations
Net investment loss(b)(c)	(.25)	(.30)	(.12)	(.15)	(.10)
Net realized and unrealized gain (loss) on investment transactions	.59	.13	(.07)	.36	.17

Net increase (decrease) in net asset value from operations	.34	(.17)	(.19)	.21	.07

Less: Dividends and Distributions
Dividends from net investment income	– 0	–	(.04)	– 0	–	.00(d	)	– 0	–
Distributions from net realized gain on investment transactions	– 0	–	(.18)	(.04)	(.01)	– 0	–

Total dividends and distributions	– 0	–	(.22)	(.04)	(.01)	– 0	–

Net asset value, end of period	$ 9.99	$ 9.65	$ 10.04	$ 10.27	$ 10.07

Total Return
Total investment return based on net asset value(e)	3.52%	(1.76)%	(1.90)%	2.07%	.70%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$325	$601	$888	$2,715	$51
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(f)	5.08	%^	3.06%	3.61%	3.24%	2.87	%^+
Expenses, before waivers/reimbursements(f)	22.74	%^	26.87%	9.25%	9.05%	59.34	%^+
Net investment loss(c)	(5.04	)%^	(2.95)%	(1.10)%	(1.35)%	(1.12	)%^+
Portfolio turnover rate (excluding securities sold short)	0%	33	%(g)	171%	192%	172%
Portfolio turnover rate (including securities sold short)	0%	668	%(g)	200%	212%	216%

See footnote summary on page 52.

46	• AB MARKET NEUTRAL STRATEGY – U.S.

Financial Highlights

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

	Class C
	Six Months Ended January 31, 2015 (unaudited)		Year Ended July 31,				August 3, 2010(a) to July 31, 2011
			2014		2013	2012

Net asset value, beginning of period	$ 9.44		$ 9.85		$ 10.14	$ 10.01	$ 10.00

Income From Investment Operations
Net investment loss(b)(c)	(.27)		(.32)		(.21)	(.20)	(.16)
Net realized and unrealized gain (loss) on investment transactions	.56		.09		(.04)	.34	.17

Net increase (decrease) in net asset value from operations	.29		(.23)		(.25)	.14	.01

Less: Distributions
Distributions from net realized gain on investment transactions	– 0	–	(.18)		(.04)	(.01)	– 0	–

Net asset value, end of period	$ 9.73		$ 9.44		$ 9.85	$ 10.14	$ 10.01

Total Return
Total investment return based on net asset value(e)	3.07%		(2.42)%		(2.51)%	1.37%	.10%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$120		$160		$379	$617	$22
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(f)	5.60	%^	3.36%		4.39%	3.87%	3.62	%^+
Expenses, before waivers/reimbursements(f)	23.40	%^	27.39%		10.11%	13.19%	57.90	%^+
Net investment loss(c)	(5.56	)%^	(3.23)%		(2.05)%	(2.06)%	(1.71	)%^+
Portfolio turnover rate (excluding securities sold short)	0%		33	%(g)	171%	192%	172%
Portfolio turnover rate (including securities sold short)	0%		668	%(g)	200%	212%	216%

See footnote summary on page 52.

AB MARKET NEUTRAL STRATEGY – U.S. •	47

Financial Highlights

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

Advisor Class
Six Months Ended January 31, 2015 (unaudited)	Year Ended July 31,	August 3, 2010(a) to July 31, 2011
2014	2013	2012

Net asset value, beginning of period	$ 9.76	$ 10.15	$ 10.34	$ 10.10	$ 10.00

Income From Investment Operations
Net investment loss(b)(c)	(.23)	(.23)	(.11)	(.12)	(.07)
Net realized and unrealized gain (loss) on investment transactions	.58	.09	(.04)	.37	.17

Net increase (decrease) in net asset value from operations	.35	(.14)	(.15)	.25	.10

Less: Dividends and Distributions
Dividends from net investment income	– 0	–	(.07)	– 0	–	– 0	–	– 0	–
Distributions from net realized gain on investment transactions	– 0	–	(.18)	(.04)	(.01)	– 0	–

Total dividends and distributions	– 0	–	(.25)	(.04)	(.01)	– 0	–

Net asset value, end of period	$ 10.11	$ 9.76	$ 10.15	$ 10.34	$ 10.10

Total Return
Total investment return based on net asset value(e)	3.59%	(1.42)%	(1.50)%	2.45%	1.00%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$686	$1,010	$1,385	$757	$10
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(f)	4.71	%^	2.36%	3.42%	2.95%	2.60	%^+
Expenses, before waivers/reimbursements(f)	22.43	%^	26.76%	9.01%	9.44%	56.90	%^+
Net investment loss(c)	(4.66	)%^	(2.25)%	(1.08)%	(1.11)%	(.74	)%^+
Portfolio turnover rate (excluding securities sold short)	0%	33	%(g)	171%	192%	172%
Portfolio turnover rate (including securities sold short)	0%	668	%(g)	200%	212%	216%

See footnote summary on page 52.

48	• AB MARKET NEUTRAL STRATEGY – U.S.

Financial Highlights

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

Class R
Six Months Ended January 31, 2015 (unaudited)	Year Ended July 31,	August 3, 2010(a) to July 31, 2011
2014	2013	2012

Net asset value, beginning of period	$ 9.54	$ 10.00	$ 10.24	$ 10.05	$ 10.00

Income From Investment Operations
Net investment loss(b)(c)	(.25)	(.26)	(.17)	(.16)	(.12)
Net realized and unrealized gain (loss) on investment transactions	.56	.08	(.03)	.36	.17

Net increase (decrease) in net asset value from operations	.31	(.18)	(.20)	.20	.05

Less: Dividends and Distributions
Dividends from net investment income	(.02)	(.10)	– 0	–	– 0	–	– 0	–
Distributions from net realized gain on investment transactions	– 0	–	(.18)	(.04)	(.01)	– 0	–

Total dividends and distributions	(.02)	(.28)	(.04)	(.01)	– 0	–

Net asset value, end of period	$ 9.83	$ 9.54	$ 10.00	$ 10.24	$ 10.05

Total Return
Total investment return based on net asset value(e)	3.27%	(1.91)%	(2.00)%	1.96%	.50%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$10	$10	$10	$10	$10
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(f)	5.19	%^	2.72%	3.86%	3.42%	3.10	%^+
Expenses, before waivers/reimbursements(f)	21.68	%^	26.72%	9.00%	11.08%	29.74	%^+
Net investment loss(c)	(5.14	)%^	(2.61)%	(1.63)%	(1.57)%	(1.24	)%^+
Portfolio turnover rate (excluding securities sold short)	0%	33	%(g)	171%	192%	172%
Portfolio turnover rate (including securities sold short)	0%	668	%(g)	200%	212%	216%

See footnote summary on page 52.

AB MARKET NEUTRAL STRATEGY – U.S. •	49

Financial Highlights

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

Class K
Six Months Ended January 31, 2015 (unaudited)	Year Ended July 31,	August 3, 2010(a) to July 31, 2011
2014	2013	2012

Net asset value, beginning of period	$ 9.62	$ 10.08	$ 10.30	$ 10.08	$ 10.00

Income From Investment Operations
Net investment loss(b)(c)	(.24)	(.23)	(.14)	(.13)	(.10)
Net realized and unrealized gain (loss) on investment transactions	.58	.06	(.04)	.36	.18

Net increase (decrease) in net asset value from operations	.34	(.17)	(.18)	.23	.08

Less: Dividends and Distributions
Dividends from net investment income	(.03)	(.11)	– 0	–	– 0	–	– 0	–
Distributions from net realized gain on investment transactions	– 0	–	(.18)	(.04)	(.01)	– 0	–

Total dividends and distributions	(.03)	(.29)	(.04)	(.01)	– 0	–

Net asset value, end of period	$ 9.93	$ 9.62	$ 10.08	$ 10.30	$ 10.08

Total Return
Total investment return based on net asset value(e)	3.45%	(1.64)%	(1.79)%	2.25%	.80%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$149	$133	$110	$85	$10
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(f)	4.94	%^	2.41%	3.60%	3.25%	2.85	%^+
Expenses, before waivers/reimbursements(f)	21.49	%^	26.78	%^	8.76%	10.96%	29.47	%^+
Net investment loss(c)	(4.90	)%^	(2.31)%	(1.41)%	(1.29)%	(.99	)%^+
Portfolio turnover rate (excluding securities sold short)	0%	33	%(g)	171%	192%	172%
Portfolio turnover rate (including securities sold short)	0%	668	%(g)	200%	212%	216%

See footnote summary on page 52.

50	• AB MARKET NEUTRAL STRATEGY – U.S.

Financial Highlights

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

Class I
Six Months Ended January 31, 2015 (unaudited)	Year Ended July 31,	August 3, 2010(a) to July 31, 2011
2014	2013	2012

Net asset value, beginning of period	$ 9.68	$ 10.14	$ 10.34	$ 10.10	$ 10.00

Income From Investment Operations
Net investment loss(b)(c)	(.23)	(.21)	(.12)	(.11)	(.07)
Net realized and unrealized gain (loss) on investment transactions	.58	.08	(.04)	.36	.17

Net increase (decrease) in net asset value from operations	.35	(.13)	(.16)	.25	.10

Less: Dividends and Distributions
Dividends from net investment income	(.05)	(.15)	– 0	–	.00	(d)	– 0	–
Distributions from net realized gain on investment transactions	– 0	–	(.18)	(.04)	(.01)	– 0	–

Total dividends and distributions	(.05)	(.33)	(.04)	(.01)	– 0	–

Net asset value, end of period	$ 9.98	$ 9.68	$ 10.14	$ 10.34	$ 10.10

Total Return
Total investment return based on net asset value(e)	3.61%	(1.39)%	(1.59)%	2.51%	1.00%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$1,946	$1,888	$1,978	$2,017	$1,971
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(f)	4.69	%^	2.21%	3.35%	2.93%	2.60	%^+
Expenses, before waivers/reimbursements(f)	21.14	%^	26.16%	8.45%	10.53%	29.19	%^+
Net investment loss(c)	(4.65	)%^	(2.11)%	(1.12)%	(1.07)%	(.74	)%^+
Portfolio turnover rate (excluding securities sold short)	0%	33	%(g)	171%	192%	172%
Portfolio turnover rate (including securities sold short).	0%	668	%(g)	200%	212%	216%

See footnote summary on page 52.

AB MARKET NEUTRAL STRATEGY – U.S. •	51

Financial Highlights

(a)	Commencement of operations.

(b)	Based on average shares outstanding.

(c)	Net of fees and expenses waived/reimbursed by the Adviser.

(d)	Amount is less than $.005.

(e)	Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Initial sales charges or contingent deferred sales charges are not reflected in the calculation of total investment return. Total return does not reflect the deduction of taxes that a shareholder would pay on strategy distributions or the redemption of strategy shares. Total investment return calculated for a period of less than one year is not annualized.

(f)	The expense ratios presented below exclude expenses on securities sold short:

	Six Months Ended January 31, 2015 (unaudited)		Year Ended July 31			August 3, 2010(a) to July 31, 2011
			2014	2013	2012
Class A
Net of waivers/reimbursements	1.53	%^	1.55%	1.55%	1.55%	1.55	%^+
Before waivers/reimbursements	19.19	%^	25.37%	7.20%	7.36%	58.02	%^+
Class C
Net of waivers/reimbursements	2.25	%^	2.25%	2.25%	2.25%	2.25	%^+
Before waivers/reimbursements	20.04	%^	26.28%	7.97%	11.57%	56.53	%^+
Advisor Class
Net of waivers/reimbursements	1.25	%^	1.25%	1.25%	1.25%	1.25	%^+
Before waivers/reimbursements	18.97	%^	25.65%	6.83%	7.74%	55.54	%^+
Class R
Net of waivers/reimbursements	1.75	%^	1.75%	1.75%	1.75%	1.75	%^+
Before waivers/reimbursements	18.24	%^	25.75%	6.89%	9.40%	28.39	%^+
Class K
Net of waivers/reimbursements	1.50	%^	1.50%	1.50%	1.50%	1.50	%^+
Before waivers/reimbursements	18.05	%^	25.87%	6.66%	9.21%	28.11	%^+
Class I
Net of waivers/reimbursements	1.25	%^	1.25%	1.25%	1.25%	1.25	%^+
Before waivers/reimbursements	17.70	%^	25.21%	6.35%	8.85%	27.84	%^+

(g)	The Strategy achieved its short exposures during the reporting period, principally through the use of derivatives, which are not accounted for when calculating portfolio turnover rates. In past reporting periods, short exposures were achieved, in significant part, through the use of securities sold short.

^	Annualized.

+	The ratio includes expenses attributable to costs of proxy solicitation.

See notes to financial statements.

52	• AB MARKET NEUTRAL STRATEGY – U.S.

Financial Highlights

BOARD OF DIRECTORS

Marshall C. Turner, Jr.(1) , Chairman

John H. Dobkin(1)

Michael J. Downey(1)

William H. Foulk, Jr.(1)

D. James Guzy(1)

Nancy P. Jacklin(1)

Robert M. Keith, President and Chief Executive Officer

Garry L. Moody(1)

Earl D. Weiner(1)

OFFICERS

Philip L. Kirstein, Senior Vice President and Independent Compliance Officer

Yun Chen(2), Vice President

Vadim Zlotnikov(2), Vice President

Emilie D. Wrapp, Secretary

Joseph J. Mantineo, Treasurer and Chief Financial Officer

Phyllis J. Clarke, Controller

Vincent S. Noto, Chief Compliance Officer

Custodian and Accounting Agent

State Street Bank and Trust Company
State Street Corporation CCB/5
1 Iron Street
Boston, MA 02210

Principal Underwriter

AllianceBernstein Investments, Inc.
1345 Avenue of the Americas
New York, NY 10105

Legal Counsel

Seward & Kissel LLP
One Battery Park Plaza
New York, NY 10004

Independent Registered Public Accounting Firm

Ernst & Young LLP
5 Times Square
New York, NY 10036

Transfer Agent

AllianceBernstein Investor Services, Inc.
P.O. Box 786003
San Antonio, TX 78278-6003
Toll-Free (800) 221-5672

(1)	Member of the Audit Committee, the Governance and Nominating Committee and the Independent Directors Committee.

(2)	The day-to-day management of, and investment decisions for, the Strategies’ portfolios are made by the Adviser’s Market Neutral Investment Team. Mr. Yun Chen and Mr. Vadim Zlotnikov are the investment professionals with the most significant responsibility for the day-to-day management of the Strategies’ portfolios.

AB MARKET NEUTRAL STRATEGY – U.S. •	53

Board of Directors

THE FOLLOWING IS NOT PART OF THE SHAREHOLDER REPORT OR THE FINANCIAL STATEMENTS

SUMMARY OF SENIOR OFFICER’S EVALUATION OF INVESTMENT ADVISORY AGREEMENT1

The following is a summary of the evaluation of the Investment Advisory Agreement between AllianceBernstein L.P. (the “Adviser”) and The AllianceBernstein Cap Fund (the “Fund”), in respect of AllianceBernstein Market Neutral Strategy—U.S. (“U.S. Market Neutral Strategy”) and Market Neutral Strategy—Global (“Global Market Neutral Strategy”) (each a “Strategy” and collectively, the “Strategies”),2 prepared by Philip L. Kirstein, the Senior Officer of the Fund for the Directors of the Fund, as required by the August 2004 agreement between the Adviser and the New York State Attorney General (the “NYAG”). The Senior Officer’s evaluation of the Investment Advisory Agreement is not meant to diminish the responsibility or authority of the Board of Directors to perform its duties pursuant to Section 15 of the Investment Company Act of 1940 (the “40 Act”) and applicable state law. The purpose of the summary is to provide shareholders with a synopsis of the independent evaluation of the reasonableness of the advisory fees proposed to be paid by the Strategies which was provided to the Directors in connection with their review of the proposed approval of the continuance of the Investment Advisory Agreement.

The Senior Officer’s evaluation considered the following factors:

1.	Advisory fees charged to institutional and other clients of the Adviser for like services;

2.	Advisory fees charged by other mutual fund companies for like services;

3.	Costs to the Adviser and its affiliates of supplying services pursuant to the advisory agreement, excluding any intra-corporate profit;

4.	Profit margins of the Adviser and its affiliates from supplying such services;

5.	Possible economies of scale as the Strategies grow larger; and

6.	Nature and quality of the Adviser’s services including the performance of the Strategies.

These factors, with the exception of the first factor, are generally referred to as the “Gartenberg factors,” which were articulated by the United States Court of Appeals for the Second Circuit in 1982. Gartenberg v. Merrill Lynch Asset Management, Inc., 694 F.

1	The information in the fee evaluation was completed on April 52, 2014 and discussed with the Board of Directors on May 6-8, 2014.

2	Future references to the Fund and the Strategies do not include “AllianceBernstein.” References in the fee summary pertaining to performance and expense ratios refer to Class A shares of the Strategies.

54	• AB MARKET NEUTRAL STRATEGY – U.S.

2d 923 (2d Cir. 1982). On March 30, 2010, the Supreme Court held the Gartenberg decision was correct in its basic formulation of what §36(b) requires: to face liability under §36(b), “an investment adviser must charge a fee that is so disproportionately large that it bears no reasonable relationship to the services rendered and could not have been the product of arm’s length bargaining.” Jones v. Harris Associates L.P., 130 S. Ct. 1418 (2010). In Jones, the Court stated the Gartenberg approach fully incorporates the correct understanding of fiduciary duty within the context of section 36(b) and noted with approval that “Gartenberg insists that all relevant circumstances be taken into account” and “uses the range of fees that might result from arm’s length bargaining as the benchmark for reviewing challenged fees.”3

STRATEGY ADVISORY FEES, EXPENSE CAPS, REIMBURSEMENTS & RATIOS

The Adviser proposed that the Strategies pay the advisory fee set forth in the table below for receiving the services to be provided pursuant to the Investment Advisory Agreement.4 Also shown are the Strategies’ net assets on March 31, 2014.

Strategy	Net Assets 3/31/14 ($MIL)	Advisory Fee Schedule[5]
U.S. Market Neutral Strategy	$ 4.1	1.25% of average daily net assets
Global Market Neutral Strategy	$13.2	1.25% of average daily net assets

The Adviser is reimbursed as specified in the Investment Advisory Agreement for certain clerical, legal, accounting, administrative and other services provided to the Strategies. During the Strategies’ most recently completed fiscal year, the Adviser was entitled to receive $50,300 (0.690% of the Strategy’s average daily net assets) from U.S. Market Neutral Strategy and $47,600 (0.160% of the Strategy’s average daily net assets) from Global Market Neutral Strategy for providing such services, but waived the amounts in their entirety.

The Adviser has agreed to waive that portion of its management fees and/or reimburse the Strategies for that portion of the Strategies’ total operating expenses to the degree necessary to limit the Strategies’ total expense ratios to the amounts set forth below for the Strategies’ current fiscal year. The waiver is terminable by the Adviser at the end of the Strategies’ fiscal year upon at least 60

3	Jones v. Harris at 1427.

4	Most of the AllianceBernstein Mutual Portfolios, which the Adviser manages, were affected by the Adviser’s settlement with the NYAG.

5	The advisory fee of the Portfolio is based on the percentage of the Portfolio’s average daily net assets and is paid on a monthly basis.

AB MARKET NEUTRAL STRATEGY – U.S. •	55

days’ written notice prior to the Strategies’ prospectus update. Also, set forth below are the Strategies’ annualized semi-annual gross expense ratios:6

Strategy	Expense Cap Pursuant to Expense Limitation Undertaking			Gross Expense Ratio[7]		Fiscal Year End
U.S. Market Neutral Strategy	Advisor Class A Class C Class R Class K Class I	1.25 1.55 2.25 1.75 1.50 1.25	% % % % % %	24.65 22.19 23.20 27.88 28.73 27.31	% % % % % %	July 31 (ratios as of January 31, 2014)

Global Market Neutral Strategy	Advisor Class A Class C Class R Class K Class I	1.30 1.60 2.30 1.80 1.55 1.30	% % % % % %	9.23 7.67 7.41 9.64 9.07 8.81	% % % % % %	July 31 (ratios as of January 31, 2014)

I.	ADVISORY FEES CHARGED TO INSTITUTIONAL AND OTHER CLIENTS

The advisory fees charged to investment companies which the Adviser manages and sponsors are normally higher than those charged to similar sized institutional accounts, including pension plans and sub-advised investment companies. The fee differential reflects, among other things, different services provided to such clients, and different liabilities assumed. Services to be provided by the Adviser to the Strategies that are not provided to non-investment company clients include providing office space and personnel to serve as Fund Officers, who among other responsibilities make the certifications required under the Sarbanes-Oxley Act of 2002, and coordinating with and monitoring the Strategies’ third party service providers such as Fund counsel, auditors, custodians, transfer agents and pricing services. The accounting, administrative, legal and compliance requirements for the Strategies are more costly than those for institutional assets due to the greater complexities and time required for investment companies, although as previously noted, the Adviser is entitled to be reimbursed for providing such services. The Adviser also believes that it incurs substantial entrepreneurial risk when offering a new mutual fund, since establishing a new mutual fund requires a large upfront investment and it may take a long time for the fund to achieve profitability since the fund must be priced to scale from inception in order to be competitive and assets are acquired one account at a time. In addition, managing the cash flow of an investment company may be more difficult than managing that of a stable pool of assets, such as an institutional account with little cash movement in either direction, particularly, if a fund is in net redemption and the Adviser is frequently forced to sell securities to raise cash for redemptions. However, managing a fund with positive cash flow may be easier at times than managing a stable pool of assets. Finally, in

6	Semi-annual total expense ratios are unaudited.

7	Annualized.

56	• AB MARKET NEUTRAL STRATEGY – U.S.

recent years, investment advisers have been sued by institutional clients and have suffered reputational damage both by the attendant publicity and outcomes other than complete victories. Accordingly, the legal and reputational risks associated with institutional accounts are greater than previously thought, although still not equal to those related to the mutual fund industry.

Notwithstanding the Adviser’s view that managing an investment company is not comparable to managing other institutional accounts because the services provided are different, the Supreme Court has indicated consideration should be given to the advisory fees charged to institutional accounts with a similar investment style as the Strategies.8 In addition to the AllianceBernstein institutional fee schedule, set forth below are what would have been the effective advisory fees of the Strategies had the AllianceBernstein institutional fee schedules been applicable to the Strategies based on March 31, 2014 net assets:9

Strategy	Net Assets 3/31/14 ($MIL)	AllianceBernstein Institutional Fee Schedule	Effective AB Inst. Adv. Fee	Strategy Advisory Fee
U.S. Market Neutral Strategy	$4.1	Market Neutral – U.S. Two options: A flat fee of 1.00% or 0.50% plus 20% of returns above the benchmark (ML 3 Mo. T-Bill Index) Minimum account size: $50m	1.000% Or 0.500%	1.250%

Global Market Neutral Strategy	$13.2	Market Neutral – Global Two options: A flat fee of 1.00% or 0.50% plus 20% of returns above the benchmark (ML 3 Mo. T-Bill Index) Minimum account size: $50m	1.000% Or 0.650%	1.250%

The Adviser also manages and sponsors retail mutual funds, which are organized in jurisdictions outside the United States, generally Luxembourg and Japan, and sold to

8	The Supreme Court stated that “courts may give such comparisons the weight that they merit in light of the similarities and differences between the services that the clients in question require, but the courts must be wary of inapt comparisons.” Among the significant differences the Supreme Court noted that may exist between services provided to mutual funds and institutional accounts are “higher marketing costs.” Jones v. Harris at 1428.

9	The Adviser has indicated that with respect to institutional accounts with assets greater than $300 million, it will negotiate a fee schedule. Discounts that are negotiated vary based upon each client relationship.

AB MARKET NEUTRAL STRATEGY – U.S. •	57

non-United States resident investors. The Adviser charges Market Neutral Portfolio, a Luxembourg fund that has a somewhat similar investment style as the Portfolio:

Portfolio	Luxembourg Fund	Fee[10]
Global Market Neutral Strategy	Market Neutral Portfolio Class A	1.50% plus 20% of the return above the benchmark (BoA ML 3 Month T-bill)

	Class I	0.70% plus 20% of the return above the benchmark (BoA ML 3 Month T-bill)

The Adviser represented that it does not provide sub-advisory investment services to other investment companies that have a substantially similar investment style as the Portfolio.

II.	MANAGEMENT FEES CHARGED BY OTHER MUTUAL FUND COMPANIES FOR LIKE SERVICES.

Lipper, Inc. (“Lipper”), an analytical service that is not affiliated with the Adviser, compared the fees charged to the Strategies with fees charged to other investment companies for similar services offered by other investment advisers.11 Lipper’s analysis included the comparison of each Strategy’s contractual management fee, estimated at the approximate current asset level of the Strategy, to the median of the Strategy’s Lipper Expense Group (“EG”)12 and the Strategy’s contractual management fee ranking.13

10	Class A shares of the Luxembourg funds are charged an “all-in” fee, which covers investment advisory and distribution related services.

11	The Supreme Court cautioned against accepting mutual fund fee comparisons without careful scrutiny since “these comparisons are problematic because these fees, like those challenged, may not be the product of negotiations conducted at arm’s length.” Jones v. Harris at 1429.

12	Lipper does not consider average account size when constructing EGs. Funds with relatively small average account sizes tend to have higher transfer agent expense ratio than comparable sized funds that have relatively large average account sizes. There are limitations to Lipper expense category data because different funds categorize expenses differently.

13	The contractual management fee is calculated by Lipper using the Strategy’s contractual management fee rate at a hypothetical asset level. The hypothetical asset level is based on the combined net assets of all classes of the Strategy, rounded up to the next $25 million. Lipper’s total expense ratio information is based on the most recent annual report except as otherwise noted. A ranking of “1” would mean that Fund had the lowest effective fee rate in the Lipper peer group.

58	• AB MARKET NEUTRAL STRATEGY – U.S.

Lipper describes an EG as a representative sample of comparable funds. Lipper’s standard methodology for screening funds to be included in an EG entails the consideration of several fund criteria, including fund type, investment classification/objective, load type and similar 12b-1/non-12b-1 service fees, asset (size) comparability, expense components and attributes. An EG will typically consist of seven to twenty funds.

Strategy	Contractual Management Fee (%)[14]	Lipper EG Median (%)	Lipper EG Rank
U.S. Market Neutral Strategy	1.250	1.250	5/9
Global Market Neutral Strategy	1.250	1.200	5/7

Lipper also compared the Strategies’ total expense ratios to the medians of the Strategies’ Lipper Expense Universes (“EU”). The EU is a broader group compared to the EG, consisting of all funds that have the same investment classification/objective and load type as the subject Strategy.15 Set forth below is Lipper’s comparison of the Strategies’ total expense ratios and the medians of the Strategies’ EGs and EUs. The Strategies’ total expense ratio rankings are also shown.16

Strategy	Total Expense Ratio (%)[17]	Lipper EG Median (%)	Lipper EG Rank	Lipper EU Median (%)	Lipper EU Rank
U.S. Market Neutral Strategy	1.558	1.600	4/9	1.558	7/13
Global Market Neutral Strategy	1.609	1.600	5/7	1.600	8/13

Based on this analysis, U.S. Market Neutral Strategy has a more favorable ranking on a total expense ratio basis than on contractual management fee basis and Global Market Neutral Strategy which has equally favorable rankings on a contractual management fee basis and on a total expense ratio basis.

14	The contractual management fee does not reflect any expense reimbursements made by the Strategies to the Adviser for certain clerical, legal, accounting, administrative, and other services. In addition, the contractual management fee does not reflect any advisory fee waivers for expense caps.

15	Except for asset (size) comparability, Lipper uses the same criteria for selecting an EG when selecting an EU. Unlike the EG, the EU allows for the same adviser to be represented by more than just one fund.

16	The total expense ratios shown below were estimated by Lipper using rounded Form-NSAR data.

17	Projected total expense ratio information pertains to the Strategy’s Class A shares.

AB MARKET NEUTRAL STRATEGY – U.S. •	59

III.	COSTS TO THE ADVISER AND ITS AFFILIATES OF SUPPLYING SERVICES PURSUANT TO THE MANAGEMENT FEE ARRANGEMENT, EXCLUDING ANY INTRA-CORPORATE PROFIT.

The Adviser utilizes two profitability reporting systems, which operate independently but are aligned with each other, to estimate the Adviser’s profitability in connection with investment advisory services provided to the Strategies. The Senior Officer has retained a consultant to provide independent advice regarding the alignment of the two profitability systems as well as the methodologies and allocations utilized by both profitability systems. See Section IV for additional discussion.

IV.	PROFIT MARGINS OF THE ADVISER AND ITS AFFILIATES FOR SUPPLYING SUCH SERVICES.

The Strategies’ profitability information, prepared by the Adviser for the Board of Directors, was reviewed by the Senior Officer and the consultant. The Adviser’s profitability from providing investment advisory services to the Strategies was negative during calendar years 2013.

In addition to the Adviser’s direct profits from managing the Strategies, certain of the Adviser’s affiliates have business relationships with the Strategies and may earn a profit from providing other services to the Strategies. The courts have referred to this type of business opportunity as “fall-out benefits” to the Adviser and indicated that such benefits should be factored into the evaluation of the total relationship between the Strategies and the Adviser. Neither case law nor common business practice precludes the Adviser’s affiliates from earning a reasonable profit on this type of relationship provided the affiliates’ charges and services are competitive and the relationship otherwise complies with the 40 Act restrictions. These affiliates provide transfer agent, distribution and brokerage related services to the Strategies and receive transfer agent fees, Rule 12b-1 payments, front-end sales loads, contingent deferred sales charges (“CDSC”) and brokerage commissions. In addition, the Adviser benefits from soft dollar arrangements which offset expenses the Adviser would otherwise incur.

AllianceBernstein Investments, Inc. (“ABI”), an affiliate of the Adviser, is the Fund’s principal underwriter. ABI and the Adviser have disclosed in the Strategies’ prospectus that they may make revenue sharing payments from their own resources, in addition to resources derived from sales loads and Rule 12b-1 fees, to firms that sell shares of the Strategies. The total amount paid to a financial intermediary associated with the sale of shares will generally not exceed the sum of (a) 0.25% of the current year’s fund sales by that firm and (b) 0.10% of the average daily net assets attributable to that firm over the year. In 2013, ABI paid approximately 0.05% of the average monthly assets of the AllianceBernstein Mutual Funds or approximately $19.4 million for distribution services and educational support (revenue sharing payments).

60	• AB MARKET NEUTRAL STRATEGY – U.S.

During the Strategies’ most recently completed fiscal year, ABI received from U.S. Market Neutral Strategy $26, $12,117 and $642, and from Global Market Neutral Strategy $228, $15,931 and $319, in front-end sales charges, Rule 12b-1 and CDSC fees, respectively.

Fees and reimbursements for out of pocket expenses charged by AllianceBernstein Investor Services, Inc. (“ABIS”), the affiliated transfer agent for the Strategies, are charged on a per account basis, based on the level of service provided and the class of share held by the account. ABIS also receives a fee per shareholder sub-account for each account maintained by an intermediary on an omnibus basis. During the Strategies’ most recently completed fiscal year, ABIS received $17,985 and $17,985 in fees from the U.S. Market Neutral Strategy and Global Market Neutral Strategy, respectively.

The Strategies effected brokerage transactions during the most recently completed fiscal year through the Adviser’s affiliate, Sanford C. Bernstein & Co., LLC (“SCB & Co.”) and/or its U.K. affiliate, Sanford C. Bernstein Limited (“SCB Ltd.”), collectively “SCB,” and paid commissions for such transactions. The Adviser represented that SCB’s profitability from any business conducted with the Strategies is comparable to the profitability of SCB’s dealings with other similar third party clients. In the ordinary course of business, SCB receives and pays liquidity rebates from electronic communications networks (“ECNs”) derived from trading for its clients. These credits and charges are not being passed onto any SCB client. The Adviser also receives certain soft dollar benefits from brokers that execute agency trades for its clients. These soft dollar benefits reduce the Adviser’s cost of doing business and increase its profitability.

V.	POSSIBLE ECONOMIES OF SCALE

The Adviser has indicated that economies of scale are being shared with shareholders through pricing to scale, breakpoints, fee reductions/waivers and enhancement to services.

In May 2012, an independent consultant, retained by the Senior Officer, provided the Board of Directors information on the Adviser’s firm-wide average costs from 2005 through 2011 and the potential economies of scale. The independent consultant noted that from 2005 through 2007 the Adviser experienced significant growth in assets under management (“AUM”). During this period, operating expenses increased, in part to keep up with growth, and in part reflecting market returns. However, from 2008 through the first quarter of 2009, AUM rapidly and significantly decreased due to declines in market value and client withdrawals. When AUM rapidly decreased, some operating expenses categories, including base compensation and office space, adjusted more slowly during this period, resulting in an increase in av erage costs. Since 2009, AUM has experienced less significant changes. The independent consultant noted that changes in operating expenses reflect changes in business composition and business practices in response to

AB MARKET NEUTRAL STRATEGY – U.S. •	61

changes in financial markets. Finally, the independent consultant concluded that the increase in average cost and the decline in net operating margin across the Adviser since late 2008 are inconsistent with the view that there are currently reductions in average costs due to economies of scale that can be shared with the AllianceBernstein Mutual Funds managed by the Adviser through lower fees.

Previously, in February 2008, the independent consultant provided the Board of Directors an update of the Deli18 study on advisory fees and various fund characteristics.19 The independent consultant first reiterated the results of his previous two dimensional comparison analysis (fund size and family size) with the Board of Directors.20 The independent consultant then discussed the results of the regression model that was utilized to study the effects of various factors on advisory fees. The regression model output indicated that the bulk of the variation in fees predicted were explained by various factors, but substantially by fund AUM, family AUM, index fund indicator and investment style. The independent consultant also compared the advisory fees of the AllianceBernstein Mutual Funds to similar funds managed by 19 other large asset managers, regardless of the fund size and each Adviser’s proportion of mutual fund assets to non-mutual fund assets.

VI.	NATURE AND QUALITY OF THE ADVISER’S SERVICES, INCLUDING THE PERFORMANCE OF THE FUND

With assets under management of approximately $454 billion as of March 31, 2014, the Adviser has the investment experience to manage and provide non-investment services (described in Section I) to the Strategies.

18	The Deli study, originally published in 2002 based on 1997 data and updated for the February 2008 Presentation, may be of diminished value due to the age of the data used in the presentation and the changes experienced in the industry over the last four years.

19	As mentioned previously, the Supreme Court cautioned against accepting mutual fund fee comparisons without careful scrutiny since the fees may not be the product of negotiations conducted at arm’s length. See Jones v. Harris at 1429.

20	The two dimensional analysis showed patterns of lower advisory fees for funds with larger asset sizes and funds from larger family sizes compared to funds with smaller asset sizes and funds from smaller family sizes, which according to the independent consultant is indicative of a sharing of economies of scale and scope. However, in less liquid and active markets, such is not the case, as the empirical analysis showed potential for diseconomies of scale in those markets. The empirical analysis also showed diminishing economies of scale and scope as funds surpassed a certain high level of assets.

62	• AB MARKET NEUTRAL STRATEGY – U.S.

The information prepared by Lipper shows the 1 and 3 year performance return and rankings21 of each Strategy relative to the Strategy’s Lipper Performance Group (“PG”) and Lipper Performance Universe (“PU”) for the period ended February 28, 2014.22,23

	Strategy (%)	PG Median (%)	PU Median (%)	PG Rank	PU Rank
U.S. Market Neutral Strategy
1 year	1.40	1.70	1.97	7/9	15/18
3 year	1.94	1.53	1.74	3/7	7/14

Global Market Neutral Strategy
1 year	1.88	1.93	1.97	5/7	11/18
3 year	1.28	1.21	1.74	3/6	9/14

21	The performance returns and rankings of the Strategy are for the Strategy’s Class A shares. The performance returns of the Strategies were provided by Lipper.

22	The Strategies’ PGs are identical to their EGs. The Strategies’ PUs are not identical to their EUs, as the criteria for including/excluding a fund from a PU is somewhat different from that of an EU.

23	The current Lipper investment classification/objective dictates the PG and PU throughout the life of each Strategy even if a Strategy had a different investment classification/objective at a different point in time.

AB MARKET NEUTRAL STRATEGY – U.S. •	63

Set forth below are the 1 and 3 year and since inception performance returns of the Strategies (in bold)24 versus their benchmarks.25 Strategy and benchmark volatility and reward-to-variability ratio (“Sharpe Ratio”) information is also shown.26

	Periods Ending February 28, 2014 Annualized Performance
	1 Year (%)	3 Year (%)	Since Inception (%)	Annualized		Risk Period (Year)
				Volatility (%)	Sharpe (%)
U.S. Market Neutral Strategy	1.40	1.94	0.71	3.25	0.57	3
ML 3 Month Treasury Bill	0.08	0.09	0.10	0.03	N/A	3
S&P 500 Index	25.37	14.35	17.67	N/A	N/A	N/A
Inception Date: August 3, 2010

Global Market Neutral Strategy	1.88	1.28	1.61	2.27	0.53	3
ML 3 Month Treasury Bill	0.08	0.09	0.10	0.03	N/A	3
S&P 500 Index	25.37	14.35	17.67	N/A	N/A	N/A
Inception Date: August 3, 2010

CONCLUSION:

Based on the factors discussed above the Senior Officer’s conclusion is that the proposed advisory fee for the Fund is reasonable and within the range of what would have been negotiated at arm’s-length in light of all the surrounding circumstances. This conclusion in respect of the Fund is based on an evaluation of all of these factors and no single factor was dispositive.

Dated: June 5, 2014

24	The performance returns and risk measures shown in the table are for the Class A shares of the Strategies.

25	The Adviser provided Strategy and benchmark performance return information for periods through February 28, 2014.

26	Strategy and benchmark volatility and Sharpe Ratio information was obtained through Lipper LANA, a database maintained by Lipper. Volatility is a statistical measure of the tendency of a market price or yield to vary over time. The Sharpe Ratio is a risk adjusted measure of return that divides a fund’s return in excess of the riskless return by the fund’s standard deviation. A strategy with a greater volatility would be viewed as more risky than a strategy with equivalent performance but lower volatility; for that reason, a greater return would be demanded for the more risky strategy. A strategy with a higher Sharpe Ratio would be viewed as better performing than a strategy with a lower Sharpe Ratio.

64	• AB MARKET NEUTRAL STRATEGY – U.S.

THIS PAGE IS NOT PART OF THE SHAREHOLDER REPORT OR THE FINANCIAL STATEMENTS

AB FAMILY OF FUNDS

US EQUITY

US Core

Core Opportunities Fund

Select US Equity Portfolio

US Growth

Concentrated Growth Fund

Discovery Growth Fund

Growth Fund

Large Cap Growth Fund

Small Cap Growth Portfolio

US Value

Discovery Value Fund

Equity Income Fund

Growth & Income Fund

Small Cap Value Portfolio

Value Fund

INTERNATIONAL/ GLOBAL EQUITY

International/Global Core

Global Core Equity Portfolio

Global Equity & Covered Call Strategy Fund

Global Thematic Growth Fund

International Portfolio

Tax-Managed International Portfolio

International/Global Growth

International Growth Fund

International/Global Value

International Value Fund

FIXED INCOME

Municipal

High Income Municipal Portfolio

Intermediate California Portfolio

Intermediate Diversified Portfolio

Intermediate New York Portfolio

Municipal Bond Inflation Strategy

Tax-Aware Fixed Income Portfolio

National Portfolio

Arizona Portfolio

California Portfolio

FIXED INCOME (continued)

Massachusetts Portfolio

Michigan Portfolio

Minnesota Portfolio

New Jersey Portfolio

New York Portfolio

Ohio Portfolio

Pennsylvania Portfolio

Virginia Portfolio

Taxable

Bond Inflation Strategy

Global Bond Fund

High Income Fund

High Yield Portfolio

Intermediate Bond Portfolio

Limited Duration High Income Portfolio

Short Duration Portfolio

ALTERNATIVES

All Market Real Return Portfolio*

Credit Long/Short Portfolio

Global Real Estate Investment Fund

Long/Short Multi-Manager Fund

Market Neutral Strategy-U.S.

Multi-Manager Alternative Strategies Fund

Select US Long/Short Portfolio

Unconstrained Bond Fund

MULTI-ASSET

All Market Growth Portfolio*

Emerging Markets Multi-Asset Portfolio

Global Risk Allocation Fund

Retirement Strategies

Multi-Manager Select 2010 Fund

Multi-Manager Select 2015 Fund

Multi-Manager Select 2020 Fund

Multi-Manager Select 2025 Fund

Multi-Manager Select 2030 Fund

MULTI-ASSET (continued)

Multi-Manager Select 2035 Fund

Multi-Manager Select 2040 Fund

Multi-Manager Select 2045 Fund

Multi-Manager Select 2050 Fund

Multi-Manager Select 2055 Fund

Multi-Manager Select Retirement Allocation Fund

2000 Retirement Strategy

2005 Retirement Strategy

2010 Retirement Strategy

2015 Retirement Strategy

2020 Retirement Strategy

2025 Retirement Strategy

2030 Retirement Strategy

2035 Retirement Strategy

2040 Retirement Strategy

2045 Retirement Strategy

2050 Retirement Strategy

2055 Retirement Strategy

Wealth Strategies

Balanced Wealth Strategy

Conservative Wealth Strategy

Wealth Appreciation Strategy

Tax-Managed Balanced Wealth Strategy

Tax-Managed Conservative Wealth Strategy

Tax-Managed Wealth Appreciation Strategy

CLOSED-END FUNDS

AB Multi-Manager Alternative Fund

Alliance California Municipal Income Fund

Alliance New York Municipal Income Fund

AllianceBernstein Global High Income Fund

AllianceBernstein Income Fund

AllianceBernstein National Municipal Income Fund

We also offer Exchange Reserves, which serves as the money market fund exchange vehicle for the AB mutual funds. An investment in Exchange Reserves is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

Investors should consider the investment objectives, risks, charges and expenses of the Fund carefully before investing. For copies of our prospectus or summary prospectus, which contain this and other information, visit us online at www.abglobal.com or contact your AB representative. Please read the prospectus and/or summary prospectus carefully before investing.

* Prior to December 15, 2014, All Market Growth Portfolio was named Dynamic All Market Fund; All Market Real Return Portfolio was named Real Asset Strategy.

AB MARKET NEUTRAL STRATEGY – U.S. •	65

AB Family of Funds

NOTES

66	• AB MARKET NEUTRAL STRATEGY – U.S.

NOTES

AB MARKET NEUTRAL STRATEGY – U.S. •	67

NOTES

68	• AB MARKET NEUTRAL STRATEGY – U.S.

AB MARKET NEUTRAL STRATEGY – U.S.

1345 Avenue of the Americas

New York, NY 10105

800.221.5672

MNS-0152-0115

JAN    01.31.15

SEMI-ANNUAL REPORT

AB MULTI-MANAGER SELECT RETIREMENT FUNDS

+	MULTI-MANAGER SELECT RETIREMENT ALLOCATION FUND
+	MULTI-MANAGER SELECT 2010 FUND
+	MULTI-MANAGER SELECT 2015 FUND
+	MULTI-MANAGER SELECT 2020 FUND
+	MULTI-MANAGER SELECT 2025 FUND
+	MULTI-MANAGER SELECT 2030 FUND
+	MULTI-MANAGER SELECT 2035 FUND
+	MULTI-MANAGER SELECT 2040 FUND
+	MULTI-MANAGER SELECT 2045 FUND
+	MULTI-MANAGER SELECT 2050 FUND
+	MULTI-MANAGER SELECT 2055 FUND

A discussion of the Fund’s investment performance is not included in this report since the Fund only recently commenced operations on December 15, 2014. A discussion for the Fund’s investment performance will be included in its upcoming Annual Report to Shareholders. AllianceBernstein L.P. would like to thank you for your interest and investment in the Fund.

Investment Products Offered

• Are Not FDIC Insured • May Lose Value • Are Not Bank Guaranteed

Investors should consider the investment objectives, risks, charges and expenses of the Fund carefully before investing. For copies of our prospectus or summary prospectus, which contain this and other information, visit us online at www.abglobal.com or contact your AB representative. Please read the prospectus and/or summary prospectus carefully before investing.

This shareholder report must be preceded or accompanied by the Fund’s prospectus for individuals who are not current shareholders of the Fund.

You may obtain a description of the Fund’s proxy voting policies and procedures, and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge. Simply visit AB’s website at www.abglobal.com, or go to the Securities and Exchange Commission’s (the “Commission”) website at www.sec.gov, or call AB at (800) 227-4618.

The Fund files its complete schedule of portfolio holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the Commission’s website at www.sec.gov. The Fund’s Forms N-Q may also be reviewed and copied at the Commission’s Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330. AB publishes full portfolio holdings for the Fund monthly at www.abglobal.com.

AllianceBernstein Investments, Inc. (ABI) is the distributor of the AB family of mutual funds. ABI is a member of FINRA and is an affiliate of AllianceBernstein L.P., the Adviser of the funds.

The [A/B] logo is service mark of AllianceBernstein and AllianceBernstein® is a registered trademark used by permission of the owner, AllianceBernstein L.P.

EXPENSE EXAMPLE

(unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions and (2) ongoing costs, including management fees; distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period as indicated below.

Actual Expenses

The table below provides information about actual account values and actual expenses. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed annual rate of return of 5% before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds by comparing this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), or contingent deferred sales charges on redemptions. Therefore, the hypothetical example is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Multi-Manager Select Retirement Allocation Fund

	Beginning Account Value December 15, 2014+	Ending Account Value January 31, 2015	Expenses Paid During Period*	Annualized Expense Ratio*
Class A
Actual	$1,000	$1,013.00	$0.53	0.39%
Hypothetical**	$1,000	$1,006.19	$0.53	0.39%
Class C
Actual	$1,000	$1,012.00	$1.54	1.14%
Hypothetical**	$1,000	$1,005.18	$1.53	1.14%
Advisor Class
Actual	$1,000	$1,013.00	$0.19	0.14%
Hypothetical**	$1,000	$1,006.52	$0.19	0.14%
Class R
Actual	$1,000	$1,012.10	$0.86	0.64%
Hypothetical**	$1,000	$1,005.85	$0.86	0.64%
Class K
Actual	$1,000	$1,013.30	$0.53	0.39%
Hypothetical**	$1,000	$1,006.19	$0.53	0.39%

AB MULTI-MANAGER SELECT RETIREMENT FUNDS •	1

Expense Example

EXPENSE EXAMPLE

(unaudited)

(continued from previous page)

	Beginning Account Value December 15, 2014+	Ending Account Value January 31, 2015	Expenses Paid During Period*	Annualized Expense Ratio*
Class I
Actual	$1,000	$1,013.40	$0.19	0.14%
Hypothetical**	$1,000	$1,006.52	$0.19	0.14%
Class Z
Actual	$1,000	$1,013.40	$0.19	0.14%
Hypothetical**	$1,000	$1,006.52	$0.19	0.14%

Multi-Manager Select 2010 Fund

	Beginning Account Value December 15, 2014+	Ending Account Value January 31, 2015	Expenses Paid During Period*	Annualized Expense Ratio*
Class A
Actual	$1,000	$1,013.80	$0.51	0.38%
Hypothetical**	$1,000	$1,006.20	$0.51	0.38%
Class C
Actual	$1,000	$1,013.40	$1.53	1.13%
Hypothetical**	$1,000	$1,005.20	$1.52	1.13%
Advisor Class
Actual	$1,000	$1,014.90	$0.18	0.13%
Hypothetical**	$1,000	$1,006.54	$0.18	0.13%
Class R
Actual	$1,000	$1,014.00	$0.85	0.63%
Hypothetical**	$1,000	$1,005.87	$0.85	0.63%
Class K
Actual	$1,000	$1,014.20	$0.51	0.38%
Hypothetical**	$1,000	$1,006.20	$0.51	0.38%
Class I
Actual	$1,000	$1,014.30	$0.18	0.13%
Hypothetical**	$1,000	$1,006.54	$0.18	0.13%
Class Z
Actual	$1,000	$1,014.30	$0.18	0.13%
Hypothetical**	$1,000	$1,006.54	$0.18	0.13%

Multi-Manager Select 2015 Fund

	Beginning Account Value December 15, 2014+	Ending Account Value January 31, 2015	Expenses Paid During Period*	Annualized Expense Ratio*
Class A
Actual	$1,000	$1,013.90	$0.57	0.42%
Hypothetical**	$1,000	$1,006.15	$0.57	0.42%
Class C
Actual	$1,000	$1,013.50	$1.58	1.17%
Hypothetical**	$1,000	$1,005.14	$1.57	1.17%
Advisor Class
Actual	$1,000	$1,014.00	$0.23	0.17%
Hypothetical**	$1,000	$1,006.48	$0.23	0.17%

2	• AB MULTI-MANAGER SELECT RETIREMENT FUNDS

Expense Example

EXPENSE EXAMPLE

(unaudited)

(continued from previous page)

	Beginning Account Value December 15, 2014+	Ending Account Value January 31, 2015	Expenses Paid During Period*	Annualized Expense Ratio*
Class R
Actual	$1,000	$1,014.10	$0.91	0.67%
Hypothetical**	$1,000	$1,005.81	$0.90	0.67%
Class K
Actual	$1,000	$1,014.20	$0.57	0.42%
Hypothetical**	$1,000	$1,006.15	$0.57	0.42%
Class I
Actual	$1,000	$1,014.30	$0.23	0.17%
Hypothetical**	$1,000	$1,006.48	$0.23	0.17%
Class Z
Actual	$1,000	$1,014.30	$0.23	0.17%
Hypothetical**	$1,000	$1,006.48	$0.23	0.17%

Multi-Manager Select 2020 Fund

	Beginning Account Value December 15, 2014+	Ending Account Value January 31, 2015	Expenses Paid During Period*	Annualized Expense Ratio*
Class A
Actual	$1,000	$1,013.70	$0.62	0.46%
Hypothetical**	$1,000	$1,006.09	$0.62	0.46%
Class C
Actual	$1,000	$1,013.30	$1.64	1.21%
Hypothetical**	$1,000	$1,005.09	$1.63	1.21%
Advisor Class
Actual	$1,000	$1,013.80	$0.28	0.21%
Hypothetical**	$1,000	$1,006.43	$0.28	0.21%
Class R
Actual	$1,000	$1,013.80	$0.96	0.71%
Hypothetical**	$1,000	$1,005.76	$0.96	0.71%
Class K
Actual	$1,000	$1,013.90	$0.62	0.46%
Hypothetical**	$1,000	$1,006.09	$0.62	0.46%
Class I
Actual	$1,000	$1,014.00	$0.28	0.21%
Hypothetical**	$1,000	$1,006.43	$0.28	0.21%
Class Z
Actual	$1,000	$1,014.00	$0.28	0.21%
Hypothetical**	$1,000	$1,006.43	$0.28	0.21%

Multi-Manager Select 2025 Fund

	Beginning Account Value December 15, 2014+	Ending Account Value January 31, 2015	Expenses Paid During Period*	Annualized Expense Ratio*
Class A
Actual	$1,000	$1,014.00	$0.61	0.45%
Hypothetical**	$1,000	$1,006.11	$0.61	0.45%

AB MULTI-MANAGER SELECT RETIREMENT FUNDS •	3

Expense Example

EXPENSE EXAMPLE

(unaudited)

(continued from previous page)

	Beginning Account Value December 15, 2014+	Ending Account Value January 31, 2015	Expenses Paid During Period*	Annualized Expense Ratio*
Class C
Actual	$1,000	$1,012.60	$1.62	1.20%
Hypothetical**	$1,000	$1,005.10	$1.62	1.20%
Advisor Class
Actual	$1,000	$1,014.10	$0.27	0.20%
Hypothetical**	$1,000	$1,006.44	$0.27	0.20%
Class R
Actual	$1,000	$1,013.00	$0.95	0.70%
Hypothetical**	$1,000	$1,005.77	$0.94	0.70%
Class K
Actual	$1,000	$1,014.20	$0.61	0.45%
Hypothetical**	$1,000	$1,006.11	$0.61	0.45%
Class I
Actual	$1,000	$1,014.30	$0.27	0.20%
Hypothetical**	$1,000	$1,006.44	$0.27	0.20%
Class Z
Actual	$1,000	$1,014.30	$0.27	0.20%
Hypothetical**	$1,000	$1,006.44	$0.27	0.20%

Multi-Manager Select 2030 Fund

	Beginning Account Value December 15, 2014+	Ending Account Value January 31, 2015	Expenses Paid During Period*	Annualized Expense Ratio*
Class A
Actual	$1,000	$1,013.30	$0.66	0.49%
Hypothetical**	$1,000	$1,006.05	$0.66	0.49%
Class C
Actual	$1,000	$1,011.80	$1.67	1.24%
Hypothetical**	$1,000	$1,005.05	$1.67	1.24%
Advisor Class
Actual	$1,000	$1,013.40	$0.32	0.24%
Hypothetical**	$1,000	$1,006.39	$0.32	0.24%
Class R
Actual	$1,000	$1,013.20	$1.00	0.74%
Hypothetical**	$1,000	$1,005.72	$1.00	0.74%
Class K
Actual	$1,000	$1,013.40	$0.66	0.49%
Hypothetical**	$1,000	$1,006.05	$0.66	0.49%
Class I
Actual	$1,000	$1,013.50	$0.32	0.24%
Hypothetical**	$1,000	$1,006.39	$0.32	0.24%
Class Z
Actual	$1,000	$1,013.50	$0.32	0.24%
Hypothetical**	$1,000	$1,006.39	$0.32	0.24%

4	• AB MULTI-MANAGER SELECT RETIREMENT FUNDS

Expense Example

EXPENSE EXAMPLE

(unaudited)

(continued from previous page)

Multi-Manager Select 2035 Fund

	Beginning Account Value December 15, 2014+	Ending Account Value January 31, 2015	Expenses Paid During Period*	Annualized Expense Ratio*
Class A
Actual	$1,000	$1,012.50	$0.66	0.49%
Hypothetical**	$1,000	$1,006.05	$0.66	0.49%
Class C
Actual	$1,000	$1,012.10	$1.67	1.24%
Hypothetical**	$1,000	$1,005.05	$1.67	1.24%
Advisor Class
Actual	$1,000	$1,013.60	$0.32	0.24%
Hypothetical**	$1,000	$1,006.39	$0.32	0.24%
Class R
Actual	$1,000	$1,012.50	$1.00	0.74%
Hypothetical**	$1,000	$1,005.72	$1.00	0.74%
Class K
Actual	$1,000	$1,012.60	$0.66	0.49%
Hypothetical**	$1,000	$1,006.05	$0.66	0.49%
Class I
Actual	$1,000	$1,012.80	$0.32	0.24%
Hypothetical**	$1,000	$1,006.39	$0.32	0.24%
Class Z
Actual	$1,000	$1,012.70	$0.32	0.24%
Hypothetical**	$1,000	$1,006.39	$0.32	0.24%

Multi-Manager Select 2040 Fund

	Beginning Account Value December 15, 2014+	Ending Account Value January 31, 2015	Expenses Paid During Period*	Annualized Expense Ratio*
Class A
Actual	$1,000	$1,010.70	$0.72	0.53%
Hypothetical**	$1,000	$1,006.00	$0.71	0.53%
Class C
Actual	$1,000	$1,009.30	$1.73	1.28%
Hypothetical**	$1,000	$1,004.99	$1.72	1.28%
Advisor Class
Actual	$1,000	$1,010.80	$0.38	0.28%
Hypothetical**	$1,000	$1,006.34	$0.38	0.28%
Class R
Actual	$1,000	$1,010.70	$1.05	0.78%
Hypothetical**	$1,000	$1,005.67	$1.05	0.78%
Class K
Actual	$1,000	$1,010.80	$0.72	0.53%
Hypothetical**	$1,000	$1,006.00	$0.71	0.53%
Class I
Actual	$1,000	$1,010.90	$0.38	0.28%
Hypothetical**	$1,000	$1,006.34	$0.38	0.28%
Class Z
Actual	$1,000	$1,010.90	$0.38	0.28%
Hypothetical**	$1,000	$1,006.34	$0.38	0.28%

AB MULTI-MANAGER SELECT RETIREMENT FUNDS •	5

Expense Example

EXPENSE EXAMPLE

(unaudited)

(continued from previous page)

Multi-Manager Select 2045 Fund

	Beginning Account Value December 15, 2014+	Ending Account Value January 31, 2015	Expenses Paid During Period*	Annualized Expense Ratio*
Class A
Actual	$1,000	$1,012.90	$0.73	0.54%
Hypothetical**	$1,000	$1,005.99	$0.73	0.54%
Class C
Actual	$1,000	$1,011.60	$1.74	1.29%
Hypothetical**	$1,000	$1,004.98	$1.74	1.29%
Advisor Class
Actual	$1,000	$1,013.10	$0.39	0.29%
Hypothetical**	$1,000	$1,006.32	$0.39	0.29%
Class R
Actual	$1,000	$1,011.90	$1.07	0.79%
Hypothetical**	$1,000	$1,005.65	$1.06	0.79%
Class K
Actual	$1,000	$1,013.00	$0.73	0.54%
Hypothetical**	$1,000	$1,005.99	$0.73	0.54%
Class I
Actual	$1,000	$1,013.20	$0.39	0.29%
Hypothetical**	$1,000	$1,006.32	$0.39	0.29%
Class Z
Actual	$1,000	$1,013.20	$0.39	0.29%
Hypothetical**	$1,000	$1,006.32	$0.39	0.29%

Multi-Manager Select 2050 Fund

	Beginning Account Value December 15, 2014+	Ending Account Value January 31, 2015	Expenses Paid During Period*	Annualized Expense Ratio*
Class A
Actual	$1,000	$1,013.50	$0.72	0.53%
Hypothetical**	$1,000	$1,006.00	$0.71	0.53%
Class C
Actual	$1,000	$1,013.10	$1.73	1.28%
Hypothetical**	$1,000	$1,004.99	$1.72	1.28%
Advisor Class
Actual	$1,000	$1,014.60	$0.38	0.28%
Hypothetical**	$1,000	$1,006.34	$0.38	0.28%
Class R
Actual	$1,000	$1,013.40	$1.05	0.78%
Hypothetical**	$1,000	$1,005.67	$1.05	0.78%
Class K
Actual	$1,000	$1,013.60	$0.72	0.53%
Hypothetical**	$1,000	$1,006.00	$0.71	0.53%
Class I
Actual	$1,000	$1,014.80	$0.38	0.28%
Hypothetical**	$1,000	$1,006.34	$0.38	0.28%
Class Z
Actual	$1,000	$1,014.70	$0.38	0.28%
Hypothetical**	$1,000	$1,006.34	$0.38	0.28%

6	• AB MULTI-MANAGER SELECT RETIREMENT FUNDS

Expense Example

EXPENSE EXAMPLE

(unaudited)

(continued from previous page)

Multi-Manager Select 2055 Fund

	Beginning Account Value December 15, 2014+	Ending Account Value January 31, 2015	Expenses Paid During Period*	Annualized Expense Ratio*
Class A
Actual	$1,000	$1,014.50	$0.72	0.53%
Hypothetical**	$1,000	$1,006.00	$0.71	0.53%
Class C
Actual	$1,000	$1,013.10	$1.73	1.28%
Hypothetical**	$1,000	$1,004.99	$1.72	1.28%
Advisor Class
Actual	$1,000	$1,014.60	$0.38	0.28%
Hypothetical**	$1,000	$1,006.34	$0.38	0.28%
Class R
Actual	$1,000	$1,014.50	$1.05	0.78%
Hypothetical**	$1,000	$1,005.67	$1.05	0.78%
Class K
Actual	$1,000	$1,014.60	$0.72	0.53%
Hypothetical**	$1,000	$1,006.00	$0.71	0.53%
Class I
Actual	$1,000	$1,014.80	$0.38	0.28%
Hypothetical**	$1,000	$1,006.34	$0.38	0.28%
Class Z
Actual	$1,000	$1,014.70	$0.38	0.28%
Hypothetical**	$1,000	$1,006.34	$0.38	0.28%
+	Commencement of operations

*	Expenses are equal to the classes’ annualized expense ratios multiplied by the average account value over the period, multiplied by 48/365 (to reflect the one-half year period).

**	Assumes 5% annual return before expenses.

AB MULTI-MANAGER SELECT RETIREMENT FUNDS •	7

Expense Example

AB MULTI-MANAGER SELECT RETIREMENT

ALLOCATION FUND

PORTFOLIO SUMMARY

January 31, 2015 (unaudited)

PORTFOLIO STATISTICS

Net Assets ($thousand): $1,013

*	All data are as of January 31, 2015. The Fund’s holdings breakdown is expressed as a percentage of total investments and may vary over time.

The Fund invests in a combination of the Adviser’s mutual funds (“AB funds”) and mutual funds and exchange-traded funds managed by unaffiliated third parties (collectively, “Underlying Portfolios”). Detailed holdings information and financial statements of each of the Underlying Portfolios can be found in the Underlying Portfolio’s shareholder report filed with the Securities and Exchange Commission’s website at www.sec.gov. Additionally, shareholder reports for AB funds can be obtained by calling AllianceBernstein at (800) 227-4618. None of the Underlying Portfolios that are not AB funds nor their investment advisers or affiliates make any representations regarding the advisability of investing in the Fund. MFS is a registered service mark of Massachusetts Financial Services Company.

8	• AB MULTI-MANAGER SELECT RETIREMENT FUNDS

Portfolio Summary

AB MULTI-MANAGER SELECT 2010 FUND

PORTFOLIO SUMMARY

January 31, 2015 (unaudited)

PORTFOLIO STATISTICS

Net Assets ($thousand): $1,015

*	All data are as of January 31, 2015. The Fund’s holdings breakdown is expressed as a percentage of total investments and may vary over time.

The Fund invests in a combination of the Adviser’s mutual funds (“AB funds”) and mutual funds and exchange-traded funds managed by unaffiliated third parties (collectively, “Underlying Portfolios”). Detailed holdings information and financial statements of each the Underlying Portfolios can be found in the Underlying Portfolio’s shareholder report filed with the Securities and Exchange Commission’s website at www.sec.gov. Additionally, shareholder reports for AB funds can be obtained by calling AllianceBernstein at (800) 227-4618. None of the Underlying Portfolios that are not AB funds nor their investment advisers or affiliates make any representations regarding the advisability of investing in the Fund. MFS is a registered service mark of Massachusetts Financial Services Company.

AB MULTI-MANAGER SELECT RETIREMENT FUNDS •	9

Portfolio Summary

AB MULTI-MANAGER SELECT 2015 FUND

PORTFOLIO SUMMARY

January 31, 2015 (unaudited)

PORTFOLIO STATISTICS

Net Assets ($thousand): $1,058

*	All data are as of January 31, 2015. The Fund’s holdings breakdown is expressed as a percentage of total investments and may vary over time.

The Fund invests in a combination of the Adviser’s mutual funds (“AB funds”) and mutual funds and exchange-traded funds managed by unaffiliated third parties (collectively, “Underlying Portfolios”). Detailed holdings information and financial statements of each the Underlying Portfolios can be found in the Underlying Portfolio’s shareholder report filed with the Securities and Exchange Commission’s website at www.sec.gov. Additionally, shareholder reports for AB funds can be obtained by calling AllianceBernstein at (800) 227-4618. None of the Underlying Portfolios that are not AB funds nor their investment advisers or affiliates make any representations regarding the advisability of investing in the Fund. MFS is a registered service mark of Massachusetts Financial Services Company.

10	• AB MULTI-MANAGER SELECT RETIREMENT FUNDS

Portfolio Summary

AB MULTI-MANAGER SELECT 2020 FUND

PORTFOLIO SUMMARY

January 31, 2015 (unaudited)

PORTFOLIO STATISTICS

Net Assets ($thousand): $1,014

*	All data are as of January 31, 2015. The Fund’s holdings breakdown is expressed as a percentage of total investments and may vary over time.

The Fund invests in a combination of the Adviser’s mutual funds (“AB funds”) and mutual funds and exchange-traded funds managed by unaffiliated third parties (collectively, “Underlying Portfolios”). Detailed holdings information and financial statements of the Underlying Portfolios can be found in the Underlying Portfolio’s shareholder report filed with the Securities and Exchange Commission’s website at www.sec.gov. Additionally, shareholder reports for AB funds can be obtained by calling AllianceBernstein at (800) 227-4618. None of the Underlying Portfolios that are not AB funds nor their investment advisers or affiliates make any representations regarding the advisability of investing in the Fund. MFS is a registered service mark of Massachusetts Financial Services Company.

AB MULTI-MANAGER SELECT RETIREMENT FUNDS •	11

Portfolio Summary

AB MULTI-MANAGER SELECT 2025 FUND

PORTFOLIO SUMMARY

January 31, 2015 (unaudited)

PORTFOLIO STATISTICS

Net Assets ($thousand): $1,014

*	All data are as of January 31, 2015. The Fund’s holdings breakdown is expressed as a percentage of total investments and may vary over time.

The Fund invests in a combination of the Adviser’s mutual funds (“AB funds”) and mutual funds and exchange-traded funds managed by unaffiliated third parties (collectively, “Underlying Portfolios”). Detailed holdings information and financial statements of each of the Underlying Portfolios can be found in the Underlying Portfolio’s of the shareholder report filed with the Securities and Exchange Commission’s website at www.sec.gov. Additionally, shareholder reports for AB funds can be obtained by calling AllianceBernstein at (800) 227-4618. None of the Underlying Portfolios that are not AB funds nor their investment advisers or affiliates make any representations regarding the advisability of investing in the Fund. MFS is a registered service mark of Massachusetts Financial Services Company.

12	• AB MULTI-MANAGER SELECT RETIREMENT FUNDS

Portfolio Summary

AB MULTI-MANAGER SELECT 2030 FUND

PORTFOLIO SUMMARY

January 31, 2015 (unaudited)

PORTFOLIO STATISTICS

Net Assets ($thousand): $1,014

*	All data are as of January 31, 2015. The Fund’s holdings breakdown is expressed as a percentage of total investments and may vary over time.

The Fund invests in a combination of the Adviser’s mutual funds (“AB funds”) and mutual funds and exchange-traded funds managed by unaffiliated third parties (collectively, “Underlying Portfolios”). Detailed holdings information and financial statements of each of the Underlying Portfolios can be found in the Underlying Portfolio’s shareholder report filed with the Securities and Exchange Commission’s website at www.sec.gov. Additionally, shareholder reports for AB funds can be obtained by calling AllianceBernstein at (800) 227-4618. None of the Underlying Portfolios that are not AB funds nor their investment advisers or affiliates make any representations regarding the advisability of investing in the Fund. MFS is a registered service mark of Massachusetts Financial Services Company.

AB MULTI-MANAGER SELECT RETIREMENT FUNDS •	13

Portfolio Summary

AB MULTI-MANAGER SELECT 2035 FUND

PORTFOLIO SUMMARY

January 31, 2015 (unaudited)

PORTFOLIO STATISTICS

Net Assets ($thousand): $1,013

*	All data are as of January 31, 2015. The Fund’s holdings breakdown is expressed as a percentage of total investments and may vary over time.

The Fund invests in a combination of the Adviser’s mutual funds (“AB funds”) and mutual funds and exchange-traded funds managed by unaffiliated third parties (collectively, “Underlying Portfolios”). Detailed holdings information and financial statements of each of the Underlying Portfolios can be found in the Underlying Portfolio’s shareholder report filed with the Securities and Exchange Commission’s website at www.sec.gov. Additionally, shareholder reports for AB funds can be obtained by calling AllianceBernstein at (800) 227-4618. None of the Underlying Portfolios that are not AB funds nor their investment advisers or affiliates make any representations regarding the advisability of investing in the Fund. MFS is a registered service mark of Massachusetts Financial Services Company.

14	• AB MULTI-MANAGER SELECT RETIREMENT FUNDS

Portfolio Summary

AB MULTI-MANAGER SELECT 2040 FUND

PORTFOLIO SUMMARY

January 31, 2015 (unaudited)

PORTFOLIO STATISTICS

Net Assets ($thousand): $1,494

*	All data are as of January 31, 2015. The Fund’s holdings breakdown is expressed as a percentage of total investments and may vary over time.

The Fund invests in a combination of the Adviser’s mutual funds (“AB funds”) and mutual funds and exchange-traded funds managed by unaffiliated third parties (collectively, “Underlying Portfolios”). Detailed holdings information and financial statements of each of the Underlying Portfolios can be found in the Underlying Portfolio’s shareholder report filed with the Securities and Exchange Commission’s website at www.sec.gov. Additionally, shareholder reports for AB funds can be obtained by calling AllianceBernstein at (800) 227-4618. None of the Underlying Portfolios that are not AB funds nor their investment advisers or affiliates make any representations regarding the advisability of investing in the Fund. MFS is a registered service mark of Massachusetts Financial Services Company.

AB MULTI-MANAGER SELECT RETIREMENT FUNDS •	15

Portfolio Summary

AB MULTI-MANAGER SELECT 2045 FUND

PORTFOLIO SUMMARY

January 31, 2015 (unaudited)

PORTFOLIO STATISTICS

Net Assets ($thousand): $1,013

*	All data are as of January 31, 2015. The Fund’s holdings breakdown is expressed as a percentage of total investments and may vary over time.

The Fund invests in a combination of the Adviser’s mutual funds (“AB funds”) and mutual funds and exchange-traded funds managed by unaffiliated third parties (collectively, “Underlying Portfolios”). Detailed holdings information and financial statements of each of the Underlying Portfolios can be found in the Underlying Portfolio’s shareholder report filed with the Securities and Exchange Commission’s website at www.sec.gov. Additionally, shareholder reports for AB funds can be obtained by calling AllianceBernstein at (800) 227-4618. None of the Underlying Portfolios that are not AB funds nor their investment advisers or affiliates make any representations regarding the advisability of investing in the Fund. MFS is a registered service mark of Massachusetts Financial Services Company.

16	• AB MULTI-MANAGER SELECT RETIREMENT FUNDS

Portfolio Summary

AB MULTI-MANAGER SELECT 2050 FUND

PORTFOLIO SUMMARY

January 31, 2015 (unaudited)

PORTFOLIO STATISTICS

Net Assets ($thousand): $1,015

*	All data are as of January 31, 2015. The Fund’s holdings breakdown is expressed as a percentage of total investments and may vary over time.

The Fund invests in a combination of the Adviser’s mutual funds (“AB funds”) and mutual funds and exchange-traded funds managed by unaffiliated third parties (collectively, “Underlying Portfolios”). Detailed holdings information and financial statements of each of the Underlying Portfolios can be found in the Underlying Portfolio’s shareholder report filed with the Securities and Exchange Commission’s website at www.sec.gov. Additionally, shareholder reports for AB funds can be obtained by calling AllianceBernstein at (800) 227-4618. None of the Underlying Portfolios that are not AB funds nor their investment advisers or affiliates make any representations regarding the advisability of investing in the Fund. MFS is a registered service mark of Massachusetts Financial Services Company.

AB MULTI-MANAGER SELECT RETIREMENT FUNDS •	17

Portfolio Summary

AB MULTI-MANAGER SELECT 2055 FUND

PORTFOLIO SUMMARY

January 31, 2015 (unaudited)

PORTFOLIO STATISTICS

Net Assets ($thousand): $1,333

*	All data are as of January 31, 2015. The Fund’s holdings breakdown is expressed as a percentage of total investments and may vary over time.

The Fund invests in a combination of the Adviser’s mutual funds (“AB funds”) and mutual funds and exchange-traded funds managed by unaffiliated third parties (collectively, “Underlying Portfolios”). Detailed holdings information and financial statements of each of the Underlying Portfolios can be found in the Underlying Portfolio’s shareholder report filed with the Securities and Exchange Commission’s website at www.sec.gov. Additionally, shareholder reports for AB funds can be obtained by calling AllianceBernstein at (800) 227-4618. None of the Underlying Portfolios that are not AB funds nor their investment advisers or affiliates make any representations regarding the advisability of investing in the Fund. MFS is a registered service mark of Massachusetts Financial Services Company.

18	• AB MULTI-MANAGER SELECT RETIREMENT FUNDS

Portfolio Summary

AB MULTI-MANAGER SELECT RETIREMENT ALLOCATION FUND

PORTFOLIO OF INVESTMENTS

January 31, 2015 (unaudited)

Company	Shares	U.S. $ Value

INVESTMENT COMPANIES – 99.5%
Funds and Investment Trusts – 99.5%(a)
AB All Market Real Return Portfolio – Class Z	3,297	$30,197
AB Bond Inflation Strategy Portfolio – Class Z	4,757	51,141
AB Concentrated Growth Fund – Class Z(b)	745	19,768
AB Global Bond Fund, Inc. – Class Z	2,390	20,462
AB High Income Fund – Class Z	4,570	40,989
AB Global Real Estate Investment Fund II – Class I	1,924	21,218
AB Intermediate Bond Portfolio – Class Z	7,158	81,812
AB Unconstrained Bond Fund, Inc. – Class Z	3,511	30,648
AB Growth and Income Fund – Class Z	7,439	40,098
AQR Risk-Balanced Commodities Strategy LV Fund(b)	5,579	37,880
Franklin Low Duration Total Return Fund	11,995	120,309
Franklin Mutual Global Discovery Fund – Class R6	1,555	51,129
iShares Core S&P 500 ETF	168	33,746
MFS Institutional International Equity Fund	490	10,393
MFS New Discovery Fund(b)	417	9,987
MFS Research Bond Fund	2,757	30,546
MFS Value Fund	296	9,961
T. Rowe Price Dividend Growth Fund, Inc.	1,429	50,114
T. Rowe Price Inflation Protected Bond Fund, Inc.	5,046	61,816
T. Rowe Price Institutional Long Duration Credit Fund	1,917	21,150
T. Rowe Price International Funds – International Discovery Fund	198	10,146
Templeton Global Bond Fund	4,895	60,360
Vanguard FTSE Developed Markets ETF	601	22,928
Vanguard Short-Term Bond ETF	1,495	120,661
Vanguard Total Bond Market ETF	251	21,172

Total Investment Companies (cost $1,006,177)		1,008,631

SHORT-TERM INVESTMENTS – 0.4%
Investment Companies – 0.4%
AB Fixed Income Shares, Inc. – Government STIF Portfolio 0.09%(a)(c) (cost $4,053)	4,053	4,053

Total Investments – 99.9% (cost $1,010,230)		1,012,684
Other assets less liabilities – 0.1%		544

Net Assets – 100.0%		$1,013,228

(a)	To obtain a copy of the Underlying Portfolios’ shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov. Additionally, shareholder reports for AB funds can be obtained by calling AllianceBernstein at (800) 227-4618.

(b)	Non-income producing security.

AB MULTI-MANAGER SELECT RETIREMENT FUNDS •	19

AB Multi-Manager Select Retirement Allocation Fund—Portfolio of Investments

(c)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.

Glossary:

ETF	– Exchange Traded Fund
FTSE	– Financial Times Stock Exchange

See notes to financial statements.

20	• AB MULTI-MANAGER SELECT RETIREMENT FUNDS

AB Multi-Manager Select Retirement Allocation Fund—Portfolio of Investments

AB MULTI-MANAGER SELECT 2010 FUND

PORTFOLIO OF INVESTMENTS

January 31, 2015 (unaudited)

Company	Shares	U.S. $ Value

INVESTMENT COMPANIES – 99.6%
Funds and Investment Trusts – 99.6%(a)
AB All Market Growth Portfolio – Class Z	1,077	$10,433
AB All Market Real Return Portfolio – Class Z	4,396	40,263
AB Bond Inflation Strategy Portfolio – Class Z	5,709	61,370
AB Concentrated Growth Fund – Class Z(b)	745	19,768
AB Global Bond Fund, Inc. – Class Z	2,390	20,462
AB High Income Fund – Class Z	6,854	61,484
AB Global Real Estate Investment Fund II – Class I	1,924	21,218
AB Intermediate Bond Portfolio – Class Z	3,579	40,906
AB Unconstrained Bond Fund, Inc. – Class Z	2,340	20,432
AB Growth and Income Fund – Class Z	7,439	40,098
AQR Long-Short Equity Fund	930	10,264
AQR Risk-Balanced Commodities Strategy LV Fund(b)	5,579	37,880
AQR Style Premia Alternative Fund	3,035	29,592
Franklin Low Duration Total Return Fund	1,999	20,052
Franklin Mutual Global Discovery Fund – Class R6	1,866	61,355
iShares Core S&P 500 ETF	436	87,579
MFS Institutional International Equity Fund	980	20,786
MFS New Discovery Fund(b)	417	9,987
MFS Research Bond Fund	4,595	50,910
MFS Value Fund	296	9,961
T. Rowe Price Dividend Growth Fund, Inc.	1,429	50,114
T. Rowe Price Emerging Markets Stock Fund	640	20,994
T. Rowe Price Inflation Protected Bond Fund, Inc.	4,205	51,513
T. Rowe Price Institutional Long Duration Credit Fund	1,917	21,150
T. Rowe Price International Funds – International Discovery Fund	198	10,146
Templeton Global Bond Fund	5,711	70,420
Vanguard FTSE Developed Markets ETF	881	33,610
Vanguard Mid-Cap ETF	82	9,929
Vanguard Short-Term Bond ETF	374	30,186
Vanguard Total Bond Market ETF	453	38,211

Total Investment Companies (cost $1,012,003)		1,011,073

SHORT-TERM INVESTMENTS – 0.4%
Investment Companies – 0.4%
AB Fixed Income Shares, Inc. – Government STIF Portfolio 0.09%(a)(c) (cost $3,659)	3,659	3,659

Total Investments – 100.0% (cost $1,015,662)		1,014,732
Other assets less liabilities – 0.0%		(34)

Net Assets – 100.0%		$1,014,698

AB MULTI-MANAGER SELECT RETIREMENT FUNDS •	21

AB Multi-Manager Select 2010 Fund—Portfolio of Investments

(a)	To obtain a copy of the Underlying Portfolios’ shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov. Additionally, shareholder reports for AB funds can be obtained by calling AllianceBernstein at (800) 227-4618.

(b)	Non-income producing security.

(c)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.

Glossary:

ETF	– Exchange Traded Fund
FTSE	– Financial Times Stock Exchange

See notes to financial statements.

22	• AB MULTI-MANAGER SELECT RETIREMENT FUNDS

AB Multi-Manager Select 2010 Fund—Portfolio of Investments

AB MULTI-MANAGER SELECT 2015 FUND

PORTFOLIO OF INVESTMENTS

January 31, 2015 (unaudited)

Company	Shares	U.S. $ Value

INVESTMENT COMPANIES – 99.7%
Funds and Investment Trusts – 99.7%(a)
AB All Market Growth Portfolio – Class Z	1,123	$10,882
AB All Market Real Return Portfolio – Class Z	3,438	31,496
AB Bond Inflation Strategy Portfolio – Class Z	4,962	53,340
AB Concentrated Growth Fund – Class Z(b)	777	20,618
AB Global Bond Fund, Inc. – Class Z	4,986	42,681
AB High Income Fund – Class Z	7,148	64,120
AB Global Real Estate Investment Fund II – Class I	3,010	33,195
AB Intermediate Bond Portfolio – Class Z	2,799	31,997
AB Unconstrained Bond Fund, Inc. – Class Z	2,441	21,311
AB Growth and Income Fund – Class Z	7,759	41,822
AQR Long-Short Equity Fund	1,940	21,411
AQR Risk-Balanced Commodities Strategy LV Fund(b)	7,273	49,385
AQR Style Premia Alternative Fund	3,166	30,865
Franklin Growth Fund	144	10,612
Franklin Low Duration Total Return Fund	1,043	10,457
Franklin Mutual Global Discovery Fund – Class R6	1,946	63,993
iShares Core S&P 500 ETF	624	125,343
MFS Institutional International Equity Fund	1,022	21,680
MFS New Discovery Fund(b)	435	10,417
MFS Research Bond Fund	2,875	31,859
MFS Value Fund	309	10,390
T. Rowe Price Dividend Growth Fund, Inc.	1,788	62,722
T. Rowe Price Emerging Markets Stock Fund	667	21,897
T. Rowe Price Inflation Protected Bond Fund, Inc.	4,386	53,728
T. Rowe Price Institutional Long Duration Credit Fund	2,000	22,060
T. Rowe Price International Funds – International Discovery Fund	207	10,582
Templeton Global Bond Fund	5,105	62,948
Vanguard FTSE Developed Markets ETF	1,218	46,467
Vanguard Mid-Cap ETF	86	10,413
Vanguard Total Bond Market ETF	313	26,402

Total Investment Companies (cost $1,057,116)		1,055,093

SHORT-TERM INVESTMENTS – 0.4%
Investment Companies – 0.4%
AB Fixed Income Shares, Inc. – Government STIF Portfolio 0.09%(a)(c) (cost $3,863)	3,863	3,863

Total Investments – 100.1% (cost $1,060,979)		1,058,956
Other assets less liabilities – (0.1)%		(816)

Net Assets – 100.0%		$1,058,140

AB MULTI-MANAGER SELECT RETIREMENT FUNDS •	23

AB Multi-Manager Select 2015 Fund—Portfolio of Investments

(a)	To obtain a copy of the Underlying Portfolios’ shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov. Additionally, shareholder reports for AB funds can be obtained by calling AllianceBernstein at (800) 227-4618.

(b)	Non-income producing security.

(c)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.

Glossary:

ETF	– Exchange Traded Fund
FTSE	– Financial Times Stock Exchange

See notes to financial statements.

24	• AB MULTI-MANAGER SELECT RETIREMENT FUNDS

AB Multi-Manager Select 2015 Fund—Portfolio of Investments

AB MULTI-MANAGER SELECT 2020 FUND

PORTFOLIO OF INVESTMENTS

January 31, 2015 (unaudited)

Company	Shares	U.S. $ Value

INVESTMENT COMPANIES – 99.6%
Funds and Investment Trusts – 99.6%(a)
AB All Market Growth Portfolio – Class Z	2,153	$20,866
AB All Market Real Return Portfolio – Class Z	3,297	30,198
AB Bond Inflation Strategy Portfolio – Class Z	1,903	20,457
AB Concentrated Growth Fund – Class Z(b)	745	19,768
AB Global Bond Fund, Inc. – Class Z	4,781	40,924
AB High Income Fund – Class Z	7,997	71,732
AB Global Real Estate Investment Fund II – Class I	2,886	31,826
AB Intermediate Bond Portfolio – Class Z	1,789	20,453
Discovery Value Fund – Class Z	527	10,168
AB Unconstrained Bond Fund, Inc. – Class Z	2,341	20,432
AB Growth and Income Fund – Class Z	9,299	50,122
AQR Long-Short Equity Fund	2,789	30,793
AQR Risk-Balanced Commodities Strategy LV Fund(b)	6,974	47,350
AQR Small Cap Momentum Style Fund	514	10,327
AQR Style Premia Alternative Fund	2,023	19,728
Franklin Growth Fund	275	20,349
Franklin Mutual Global Discovery Fund – Class R6	1,866	61,355
iShares Core S&P 500 ETF	605	121,526
MFS Institutional International Equity Fund	980	20,786
MFS New Discovery Fund(b)	417	9,987
MFS Research Bond Fund	919	10,182
MFS Value Fund	889	29,884
T. Rowe Price Dividend Growth Fund, Inc.	1,714	60,137
T. Rowe Price Emerging Markets Stock Fund	640	20,994
T. Rowe Price Inflation Protected Bond Fund, Inc.	2,523	30,908
T. Rowe Price Institutional Long Duration Credit Fund	1,918	21,150
T. Rowe Price International Funds – International Discovery Fund	396	20,292
Templeton Global Bond Fund	4,895	60,360
Vanguard FTSE Developed Markets ETF	1,187	45,284
Vanguard Mid-Cap ETF	82	9,929
Vanguard Total Bond Market ETF	266	22,437

Total Investment Companies (cost $1,016,554)		1,010,704

SHORT-TERM INVESTMENTS – 0.4%
Investment Companies – 0.4%
AB Fixed Income Shares, Inc. – Government STIF Portfolio 0.09%(a)(c) (cost $3,873)	3,873	3,873

Total Investments – 100.0% (cost $1,020,427)		1,014,577
Other assets less liabilities – 0.0%		(211)

Net Assets – 100.0%		$1,014,366

AB MULTI-MANAGER SELECT RETIREMENT FUNDS •	25

AB Multi-Manager Select 2020 Fund—Portfolio of Investments

(a)	To obtain a copy of the Underlying Portfolios’ shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov. Additionally, shareholder reports for AB funds can be obtained by calling AllianceBernstein at (800) 227-4618.

(b)	Non-income producing security.

(c)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.

Glossary:

ETF	– Exchange Traded Fund
FTSE	– Financial Times Stock Exchange

See notes to financial statements.

26	• AB MULTI-MANAGER SELECT RETIREMENT FUNDS

AB Multi-Manager Select 2020 Fund—Portfolio of Investments

AB MULTI-MANAGER SELECT 2025 FUND

PORTFOLIO OF INVESTMENTS

January 31, 2015 (unaudited)

Company	Shares	U.S. $ Value

INVESTMENT COMPANIES – 99.6%
Funds and Investment Trusts – 99.6%(a)
AB All Market Growth Portfolio – Class Z	2,153	$20,866
AB All Market Real Return Portfolio – Class Z	2,198	20,132
AB Concentrated Growth Fund – Class Z(b)	1,117	29,653
AB Discovery Growth Fund, Inc. – Class Z(b)	1,114	10,148
AB Global Bond Fund, Inc. – Class Z	4,781	40,924
AB High Income Fund – Class Z	7,997	71,732
AB Global Real Estate Investment Fund II – Class I	2,886	31,826
AB Intermediate Bond Portfolio – Class Z	1,790	20,453
AB Discovery Value Fund – Class Z	527	10,168
AB Unconstrained Bond Fund, Inc. – Class Z	1,170	10,216
AB Growth and Income Fund – Class Z	13,019	70,171
AQR Large Cap Momentum Style Fund	499	10,230
AQR Long-Short Equity Fund	2,789	30,793
AQR Risk-Balanced Commodities Strategy LV Fund(b)	6,973	47,349
AQR Small Cap Momentum Style Fund	514	10,327
AQR Style Premia Alternative Fund	2,023	19,728
Franklin Growth Fund	275	20,349
Franklin Mutual Global Discovery Fund – Class R6	1,866	61,354
iShares Core S&P 500 ETF	553	111,081
MFS Institutional International Equity Fund	1,469	31,179
MFS New Discovery Fund(b)	417	9,987
MFS Value Fund	1,186	39,845
T. Rowe Price Dividend Growth Fund, Inc.	1,714	60,136
T. Rowe Price Emerging Markets Stock Fund	640	20,994
T. Rowe Price Inflation Protected Bond Fund, Inc.	1,682	20,605
T. Rowe Price Institutional Long Duration Credit Fund	1,918	21,150
T. Rowe Price International Funds – International Discovery Fund	396	20,292
Templeton Global Bond Fund	4,080	50,300
Vanguard FTSE Developed Markets ETF	1,493	56,958
Vanguard FTSE Emerging Markets ETF	289	11,543
Vanguard Mid-Cap ETF	82	9,929
Vanguard Total Bond Market ETF	121	10,206

Total Investment Companies (cost $1,019,784)		1,010,624

SHORT-TERM INVESTMENTS – 0.4%
Investment Companies – 0.4%
AB Fixed Income Shares, Inc. – Government STIF Portfolio 0.09%(a)(c) (cost $3,928)	3,928	3,928

Total Investments – 100.0% (cost $1,023,712)		1,014,552
Other assets less liabilities – 0.0%		(208)

Net Assets – 100.0%		$1,014,344

AB MULTI-MANAGER SELECT RETIREMENT FUNDS •	27

AB Multi-Manager Select 2025 Fund—Portfolio of Investments

(a)	To obtain a copy of the Underlying Portfolios’ shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov. Additionally, shareholder reports for AB funds can be obtained by calling AllianceBernstein at (800) 227-4618.

(b)	Non-income producing security.

(c)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.

Glossary:

ETF	– Exchange Traded Fund
FTSE	– Financial Times Stock Exchange

See notes to financial statements.

28	• AB MULTI-MANAGER SELECT RETIREMENT FUNDS

AB Multi-Manager Select 2025 Fund—Portfolio of Investments

AB MULTI-MANAGER SELECT 2030 FUND

PORTFOLIO OF INVESTMENTS

January 31, 2015 (unaudited)

Company	Shares	U.S. $ Value

INVESTMENT COMPANIES – 99.6%
Funds and Investment Trusts – 99.6%(a)
AB All Market Growth Portfolio – Class Z	2,153	$20,865
AB All Market Real Return Portfolio – Class Z	1,099	10,066
AB Concentrated Growth Fund – Class Z(b)	1,117	29,652
AB Discovery Growth Fund, Inc. – Class Z(b)	1,114	10,148
AB Global Bond Fund, Inc. – Class Z	4,781	40,924
AB High Income Fund – Class Z	5,712	51,237
AB Global Real Estate Investment Fund II – Class I	2,886	31,826
AB Intermediate Bond Portfolio – Class Z	1,789	20,453
AB Discovery Value Fund – Class Z	1,054	20,336
AB Unconstrained Bond Fund, Inc. – Class Z	1,170	10,216
AB Growth and Income Fund – Class Z	16,738	90,220
AQR Large Cap Momentum Style Fund	1,498	30,689
AQR Long-Short Equity Fund	3,719	41,057
AQR Risk-Balanced Commodities Strategy LV Fund(b)	6,973	47,349
AQR Small Cap Momentum Style Fund	514	10,327
AQR Style Premia Alternative Fund	1,012	9,864
Franklin Growth Fund	275	20,349
Franklin Mutual Global Discovery Fund – Class R6	1,866	61,354
iShares Core S&P 500 ETF	553	111,081
MFS Institutional International Equity Fund	1,959	41,572
MFS New Discovery Fund(b)	835	19,975
MFS Value Fund	1,778	59,768
T. Rowe Price Dividend Growth Fund, Inc.	1,429	50,114
T. Rowe Price Emerging Markets Stock Fund	960	31,492
T. Rowe Price International Funds – International Discovery Fund	396	20,292
Templeton Global Bond Fund	2,448	30,180
Vanguard FTSE Developed Markets ETF	1,493	56,958
Vanguard FTSE Emerging Markets ETF	289	11,543
Vanguard Mid-Cap ETF	164	19,857

Total Investment Companies (cost $1,023,834)		1,009,764

SHORT-TERM INVESTMENTS – 0.4%
Investment Companies – 0.4%
AB Fixed Income Shares, Inc. – Government STIF Portfolio 0.09%(a)(c) (cost $4,175)	4,175	4,175

Total Investments – 100.0% (cost $1,028,009)		1,013,939
Other assets less liabilities – 0.0%		(333)

Net Assets – 100.0%		$1,013,606

AB MULTI-MANAGER SELECT RETIREMENT FUNDS •	29

AB Multi-Manager Select 2030 Fund—Portfolio of Investments

(a)	To obtain a copy of the Underlying Portfolios’ shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov. Additionally, shareholder reports for AB funds can be obtained by calling AllianceBernstein at (800) 227-4618.

(b)	Non-income producing security.

(c)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.

Glossary:

ETF	– Exchange Traded Fund
FTSE	– Financial Times Stock Exchange

See notes to financial statements.

30	• AB MULTI-MANAGER SELECT RETIREMENT FUNDS

AB Multi-Manager Select 2030 Fund—Portfolio of Investments

AB MULTI-MANAGER SELECT 2035 FUND

PORTFOLIO OF INVESTMENTS

January 31, 2015 (unaudited)

Company	Shares	U.S. $ Value

INVESTMENT COMPANIES – 99.6%
Funds and Investment Trusts – 99.6%(a)
AB All Market Growth Portfolio – Class Z	3,230	$31,299
AB Concentrated Growth Fund – Class Z(b)	2,235	59,305
AB Discovery Growth Fund, Inc. – Class Z(b)	1,114	10,147
AB Global Bond Fund, Inc. – Class Z	1,195	10,231
AB High Income Fund – Class Z	3,427	30,742
AB Global Real Estate Investment Fund II – Class I	1,924	21,218
AB Intermediate Bond Portfolio – Class Z	1,789	20,453
AB Discovery Value Fund – Class Z	1,054	20,336
AB Growth and Income Fund – Class Z	24,177	130,317
AQR Large Cap Momentum Style Fund	1,498	30,688
AQR Long-Short Equity Fund	3,719	41,057
AQR Risk-Balanced Commodities Strategy LV Fund(b)	5,579	37,879
AQR Small Cap Momentum Style Fund	1,029	20,654
Franklin Growth Fund	413	30,524
Franklin Mutual Global Discovery Fund – Class R6	1,555	51,129
iShares Core S&P 500 ETF	442	88,784
MFS Institutional International Equity Fund	1,959	41,572
MFS New Discovery Fund(b)	835	19,975
MFS Value Fund	2,371	79,691
T. Rowe Price Dividend Growth Fund, Inc.	1,143	40,091
T. Rowe Price Emerging Markets Stock Fund	959	31,491
T. Rowe Price International Funds – International Discovery Fund	594	30,438
Templeton Global Bond Fund	1,632	20,120
Vanguard FTSE Developed Markets ETF	1,793	68,403
Vanguard FTSE Emerging Markets ETF	572	22,846
Vanguard Mid-Cap ETF	164	19,857

Total Investment Companies (cost $1,026,707)		1,009,247

SHORT-TERM INVESTMENTS – 0.4%
Investment Companies – 0.4%
AB Fixed Income Shares, Inc. – Government STIF Portfolio 0.09%(a)(c) (cost $4,504)	4,504	4,504

Total Investments – 100.0% (cost $1,031,211)		1,013,751
Other assets less liabilities – 0.0%		(341)

Net Assets – 100.0%		$1,013,410

(a)	To obtain a copy of the Underlying Portfolios’ shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov. Additionally, shareholder reports for AB funds can be obtained by calling AllianceBernstein at (800) 227-4618.

AB MULTI-MANAGER SELECT RETIREMENT FUNDS •	31

AB Multi-Manager Select 2035 Fund—Portfolio of Investments

(b)	Non-income producing security.

(c)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.

Glossary:

ETF	– Exchange Traded Fund
FTSE	– Financial Times Stock Exchange

See notes to financial statements.

32	• AB MULTI-MANAGER SELECT RETIREMENT FUNDS

AB Multi-Manager Select 2035 Fund—Portfolio of Investments

AB MULTI-MANAGER SELECT 2040 FUND

PORTFOLIO OF INVESTMENTS

January 31, 2015 (unaudited)

Company	Shares	U.S. $ Value

INVESTMENT COMPANIES – 99.6%
Funds and Investment Trusts – 99.6%(a)
AB All Market Growth Portfolio – Class Z	4,761	$46,136
AB Concentrated Growth Fund – Class Z(b)	3,843	101,988
AB Discovery Growth Fund, Inc. – Class Z(b)	1,642	14,958
AB Global Real Estate Investment Fund II – Class I	2,836	31,276
AB Intermediate Bond Portfolio – Class Z	2,637	30,138
AB Discovery Value Fund – Class Z	1,554	29,977
AB Growth and Income Fund – Class Z	43,863	236,423
AQR Large Cap Momentum Style Fund	2,208	45,236
AQR Long-Short Equity Fund	5,482	60,521
AQR Risk-Balanced Commodities Strategy LV Fund(b)	6,167	41,877
AQR Small Cap Momentum Style Fund	1,516	30,445
Franklin Growth Fund	811	59,992
Franklin Mutual Global Discovery Fund – Class R6	1,834	60,293
iShares Core S&P 500 ETF	657	131,972
MFS Institutional International Equity Fund	3,610	76,598
MFS New Discovery Fund(b)	1,846	44,165
MFS Value Fund	4,369	146,835
T. Rowe Price Dividend Growth Fund, Inc.	1,263	44,322
T. Rowe Price Emerging Markets Stock Fund	1,414	46,420
T. Rowe Price International Funds – International Discovery Fund	876	44,867
Vanguard FTSE Developed Markets ETF	2,642	100,792
Vanguard FTSE Emerging Markets ETF	1,238	49,446
Vanguard Mid-Cap ETF	114	13,803

Total Investment Companies (cost $1,510,598)		1,488,480

SHORT-TERM INVESTMENTS – 0.3%
Investment Companies – 0.3%
AB Fixed Income Shares, Inc. – Government STIF Portfolio 0.09%(a)(c) (cost $4,263)	4,263	4,263

Total Investments – 99.9% (cost $1,514,861)		1,492,743
Other assets less liabilities – 0.1%		1,053

Net Assets – 100.0%		$1,493,796

(a)	To obtain a copy of the Underlying Portfolios’ shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov. Additionally, shareholder reports for AB funds can be obtained by calling AllianceBernstein at (800) 227-4618.

(b)	Non-income producing security.

(c)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.

Glossary:

ETF	– Exchange Traded Fund
FTSE	– Financial Times Stock Exchange

See notes to financial statements.

AB MULTI-MANAGER SELECT RETIREMENT FUNDS •	33

AB Multi-Manager Select 2040 Fund—Portfolio of Investments

AB MULTI-MANAGER SELECT 2045 FUND

PORTFOLIO OF INVESTMENTS

January 31, 2015 (unaudited)

Company	Shares	U.S. $ Value

INVESTMENT COMPANIES – 99.6%
Funds and Investment Trusts – 99.6%(a)
AB All Market Growth Portfolio – Class Z	3,230	$31,299
AB Concentrated Growth Fund – Class Z(b)	2,234	59,305
AB Discovery Growth Fund, Inc. – Class Z(b)	1,114	10,147
AB Global Real Estate Investment Fund II – Class I	1,924	21,217
AB Intermediate Bond Portfolio – Class Z	1,789	20,453
AB Discovery Value Fund – Class Z	1,581	30,504
AB Growth and Income Fund – Class Z	29,757	160,390
AQR Large Cap Momentum Style Fund	1,498	30,688
AQR Long-Short Equity Fund	3,719	41,057
AQR Risk-Balanced Commodities Strategy LV Fund(b)	4,184	28,410
AQR Small Cap Momentum Style Fund	1,029	20,654
Franklin Growth Fund	688	50,873
Franklin Mutual Global Discovery Fund – Class R6	311	10,226
iShares Core S&P 500 ETF	436	87,579
MFS Institutional International Equity Fund	2,449	51,965
MFS New Discovery Fund(b)	1,252	29,962
MFS Value Fund	3,557	119,536
T. Rowe Price Dividend Growth Fund, Inc.	571	20,045
T. Rowe Price Emerging Markets Stock Fund	959	31,491
T. Rowe Price International Funds – International Discovery Fund	793	40,584
Vanguard FTSE Developed Markets ETF	1,785	68,098
Vanguard FTSE Emerging Markets ETF	873	34,868
Vanguard Mid-Cap ETF	83	10,050

Total Investment Companies (cost $1,028,313)		1,009,401

SHORT-TERM INVESTMENTS – 0.4%
Investment Companies – 0.4%
AB Fixed Income Shares, Inc. – Government STIF Portfolio 0.09%(a)(c) (cost $4,219)	4,219	4,219

Total Investments – 100.0% (cost $1,032,532)		1,013,620
Other assets less liabilities – 0.0%		(416)

Net Assets – 100.0%		$1,013,204

(a)	To obtain a copy of the Underlying Portfolios’ shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov. Additionally, shareholder reports for AB funds can be obtained by calling AllianceBernstein at (800) 227-4618.

(b)	Non-income producing security.

(c)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.

Glossary:

ETF	– Exchange Traded Fund
FTSE	– Financial Times Stock Exchange

See notes to financial statements.

34	• AB MULTI-MANAGER SELECT RETIREMENT FUNDS

AB Multi-Manager Select 2045 Fund—Portfolio of Investments

AB MULTI-MANAGER SELECT 2050 FUND

PORTFOLIO OF INVESTMENTS

January 31, 2015 (unaudited)

Company	Shares	U.S. $ Value

INVESTMENT COMPANIES – 99.6%
Funds and Investment Trusts – 99.6%(a)
AB All Market Growth Portfolio – Class Z	4,307	$41,732
AB Concentrated Growth Fund – Class Z(b)	2,234	59,305
AB Discovery Growth Fund, Inc. – Class Z(b)	1,114	10,147
AB Global Real Estate Investment Fund II – Class I	1,924	21,217
AB Intermediate Bond Portfolio – Class Z	895	10,226
AB Discovery Value Fund – Class Z	1,581	30,504
AB Growth and Income Fund – Class Z	29,757	160,390
AQR Large Cap Momentum Style Fund	1,997	40,918
AQR Long-Short Equity Fund	2,789	30,793
AQR Risk-Balanced Commodities Strategy LV Fund(b)	4,184	28,410
AQR Small Cap Momentum Style Fund	1,029	20,654
Franklin Growth Fund	688	50,873
iShares Core S&P 500 ETF	436	87,579
MFS Institutional International Equity Fund	2,939	62,357
MFS New Discovery Fund(b)	1,252	29,962
MFS Value Fund	3,556	119,536
T. Rowe Price Emerging Markets Stock Fund	1,599	52,486
T. Rowe Price International Funds – International Discovery Fund	793	40,584
Vanguard FTSE Developed Markets ETF	1,785	68,098
Vanguard FTSE Emerging Markets ETF	873	34,868
Vanguard Mid-Cap ETF	83	10,050

Total Investment Companies (cost $1,028,839)		1,010,689

SHORT-TERM INVESTMENTS – 0.4%
Investment Companies – 0.4%
AB Fixed Income Shares, Inc. – Government STIF Portfolio 0.09%(a)(c) (cost $4,224)	4,224	4,224

Total Investments – 100.0% (cost $1,033,063)		1,014,913
Other assets less liabilities – 0.0%		(403)

Net Assets – 100.0%		$1,014,510

(a)	To obtain a copy of the Underlying Portfolios’ shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov. Additionally, shareholder reports for AB funds can be obtained by calling AllianceBernstein at (800) 227-4618.

(b)	Non-income producing security.

(c)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.

Glossary:

ETF	– Exchange Traded Fund
FTSE	– Financial Times Stock Exchange

See notes to financial statements.

AB MULTI-MANAGER SELECT RETIREMENT FUNDS •	35

AB Multi-Manager Select 2050 Fund—Portfolio of Investments

AB MULTI-MANAGER SELECT 2055 FUND

PORTFOLIO OF INVESTMENTS

January 31, 2015 (unaudited)

Company	Shares	U.S. $ Value

INVESTMENT COMPANIES – 99.8%
Funds and Investment Trusts – 99.8%(a)
AB All Market Growth Portfolio – Class Z	5,657	$54,814
AB Concentrated Growth Fund – Class Z(b)	2,935	77,896
AB Discovery Growth Fund, Inc. – Class Z(b)	1,463	13,329
AB Global Real Estate Investment Fund II – Class I	2,527	27,869
AB Intermediate Bond Portfolio – Class Z	1,175	13,431
AB Discovery Value Fund – Class Z	2,077	40,067
AB Growth and Income Fund – Class Z	39,085	210,669
AQR Large Cap Momentum Style Fund	2,623	53,745
AQR Long-Short Equity Fund	3,664	40,446
AQR Risk-Balanced Commodities Strategy LV Fund(b)	5,496	37,316
AQR Small Cap Momentum Style Fund	1,351	27,129
Franklin Growth Fund	904	66,821
iShares Core S&P 500 ETF	577	115,902
MFS Institutional International Equity Fund	3,860	81,905
MFS New Discovery Fund(b)	1,645	39,354
MFS Value Fund	4,671	157,008
T. Rowe Price Emerging Markets Stock Fund	2,100	68,939
T. Rowe Price International Funds – International Discovery Fund	1,041	53,306
Vanguard FTSE Developed Markets ETF	2,398	91,484
Vanguard FTSE Emerging Markets ETF	1,135	45,332
Vanguard Mid-Cap ETF	110	13,319

Total Investment Companies (cost $1,347,111)		1,330,081

SHORT-TERM INVESTMENTS – 0.2%
Investment Companies – 0.2%
AB Fixed Income Shares, Inc. – Government STIF Portfolio, 0.09%(a)(c) (cost $3,240)	3,240	3,240

Total Investments – 100.0% (cost $1,350,351)		1,333,321
Other assets less liabilities – 0.0%		(468)

Net Assets – 100.0%		$1,332,853

(a)	To obtain a copy of the Underlying Portfolios’ shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov. Additionally, shareholder reports for AB funds can be obtained by calling AllianceBernstein at (800) 227-4618.

(b)	Non-income producing security.

(c)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.

Glossary:

ETF	– Exchange Traded Fund
FTSE	– Financial Times Stock Exchange

See notes to financial statements.

36	• AB MULTI-MANAGER SELECT RETIREMENT FUNDS

AB Multi-Manager Select 2055 Fund—Portfolio of Investments

STATEMENT OF ASSETS & LIABILITIES

January 31, 2015 (unaudited)

Multi-Manager Select Retirement Allocation Fund
Assets
Investments in Underlying Portfolios, at value
Unaffiliated issuers (cost $671,934)	$672,298
Affiliated issuers (cost $338,296)	340,386
Cash	58
Prepaid expenses	111,167
Receivable due from Adviser	49,451
Unaffiliated dividends receivable	756
Affiliated dividends receivable	379

Total assets	1,174,495

Liabilities
Offering cost payable	128,000
Registration fee payable	11,310
Custody fee payable	8,140
Transfer Agent fee payable	1,436
Payable for investments purchased	436
Distribution fee payable	27
Accrued expenses	11,918

Total liabilities	161,267

Net Assets	$1,013,228

Composition of Net Assets
Capital stock, at par	$10
Additional paid-in capital	1,014,059
Distributions in excess of net investment income	(8,380)
Accumulated net realized gain on investment transactions	5,085
Net unrealized appreciation on investments	2,454

$1,013,228

Net Asset Value Per Share—10 billion shares of capital stock authorized, $.0001 par value

Class	Net Assets	Shares Outstanding	Net Asset Value

A	$10,144	1,001.53	$10.13	*

C	$10,136	1,002	$10.12

Advisor	$10,134	1,000	$10.13

R	$10,127	1,014.36	$9.98

K	$10,131	1,014.50	$9.99

I	$952,414	95,359	$9.99

Z	$10,142	1,015	$9.99

*	The maximum offering price per share for Class A shares was $10.58 which reflects a sales charge of 4.25%.

See notes to financial statements.

AB MULTI-MANAGER SELECT RETIREMENT FUNDS •	37

Statement of Assets & Liabilities

Multi-Manager Select 2010 Fund
Assets
Investments in Underlying Portfolios, at value
Unaffiliated issuers (cost $677,305)	$674,639
Affiliated issuers (cost $338,357)	340,093
Cash	39
Prepaid expenses	111,167
Receivable due from Adviser	49,464
Affiliated dividends receivable	406
Unaffiliated dividends receivable	165

Total assets	1,175,973

Liabilities
Offering cost payable	128,000
Registration fee payable	11,310
Custody fee payable	8,140
Transfer Agent fee payable	1,436
Payable for investments purchased	444
Distribution fee payable	27
Accrued expenses	11,918

Total liabilities	161,275

Net Assets	$1,014,698

Composition of Net Assets
Capital stock, at par	$10
Additional paid-in capital	1,020,170
Distributions in excess of net investment income	(10,030)
Accumulated net realized gain on investment transactions	5,478
Net unrealized depreciation on investments	(930)

$1,014,698

Net Asset Value Per Share—10 billion shares of capital stock authorized, $.0001 par value

Class	Net Assets	Shares Outstanding	Net Asset Value

A	$10,201	1,009	$10.11	*

C	$10,155	1,004.71	$10.11

Advisor	$10,208	1,009	$10.12

R	$10,191	1,025.59	$9.94

K	$10,159	1,022	$9.94

I	$953,612	95,924	$9.94

Z	$10,172	1,023	$9.94

*	The maximum offering price per share for Class A shares was $10.56 which reflects a sales charge of 4.25%.

See notes to financial statements.

38	• AB MULTI-MANAGER SELECT RETIREMENT FUNDS

Statement of Assets & Liabilities

Multi-Manager Select 2015 Fund
Assets
Investments in Underlying Portfolios, at value
Unaffiliated issuers (cost $707,704)	$703,631
Affiliated issuers (cost $353,275)	355,325
Prepaid expenses	111,167
Receivable due from Adviser	49,407
Affiliated dividends receivable	431
Unaffiliated dividends receivable	133

Total assets	1,220,094

Liabilities
Due to custodian	649
Offering cost payable	128,000
Registration fee payable	11,310
Custody fee payable	8,140
Transfer Agent fee payable	1,436
Payable for investments purchased	471
Distribution fee payable	30
Accrued expenses	11,918

Total liabilities	161,954

Net Assets	$1,058,140

Composition of Net Assets
Capital stock, at par	$11
Additional paid-in capital	1,064,906
Distributions in excess of net investment income	(10,114)
Accumulated net realized gain on investment transactions	5,360
Net unrealized depreciation on investments	(2,023)

$1,058,140

Net Asset Value Per Share—10 billion shares of capital stock authorized, $.0001 par value

Class	Net Assets	Shares Outstanding	Net Asset Value

A	$53,805	5,326	$10.10	*

C	$10,153	1,005.74	$10.10

Advisor	$10,206	1,010	$10.10

R	$10,156	1,023	$9.93

K	$10,158	1,023	$9.93

I	$953,491	96,023	$9.93

Z	$10,171	1,024	$9.93

*	The maximum offering price per share for Class A shares was $10.55 which reflects a sales charge of 4.25%.

See notes to financial statements.

AB MULTI-MANAGER SELECT RETIREMENT FUNDS •	39

Statement of Assets & Liabilities

Multi-Manager Select 2020 Fund
Assets
Investments in Underlying Portfolios, at value
Unaffiliated issuers (cost $679,098)	$673,758
Affiliated issuers (cost $341,329)	340,819
Cash	39
Prepaid expenses	111,167
Receivable due from Adviser	49,356
Affiliated dividends receivable	456
Unaffiliated dividends receivable	96

Total assets	1,175,691

Liabilities
Offering cost payable	128,000
Registration fee payable	11,310
Custody fee payable	8,140
Transfer Agent fee payable	1,436
Payable for investments purchased	494
Distribution fee payable	27
Accrued expenses	11,918

Total liabilities	161,325

Net Assets	$1,014,366

Composition of Net Assets
Capital stock, at par	$10
Additional paid-in capital	1,025,087
Distributions in excess of net investment income	(13,495)
Accumulated net realized gain on investment transactions	8,614
Net unrealized depreciation on investments	(5,850)

$1,014,366

Net Asset Value Per Share—10 billion shares of capital stock authorized, $.0001 par value

Class	Net Assets	Shares Outstanding	Net Asset Value

A	$10,197	1,014	$10.06	*

C	$10,152	1,009	$10.06

Advisor	$10,205	1,014	$10.06

R	$10,154	1,027	$9.89

K	$10,156	1,027	$9.89

I	$953,333	96,382	$9.89

Z	$10,169	1,028	$9.89

*	The maximum offering price per share for Class A shares was $10.51 which reflects a sales charge of 4.25%.

See notes to financial statements.

40	• AB MULTI-MANAGER SELECT RETIREMENT FUNDS

Statement of Assets & Liabilities

Multi-Manager Select 2025 Fund
Assets
Investments in Underlying Portfolios, at value
Unaffiliated issuers (cost $680,222)	$674,335
Affiliated issuers (cost $343,490)	340,217
Cash	20
Prepaid expenses	111,167
Receivable due from Adviser	49,369
Affiliated dividends receivable	456
Unaffiliated dividends receivable	86

Total assets	1,175,650

Liabilities
Offering cost payable	128,000
Registration fee payable	11,310
Custody fee payable	8,140
Transfer Agent fee payable	1,436
Payable for investments purchased	475
Distribution fee payable	27
Accrued expenses	11,918

Total liabilities	161,306

Net Assets	$1,014,344

Composition of Net Assets
Capital stock, at par	$10
Additional paid-in capital	1,028,487
Distributions in excess of net investment income	(16,150)
Accumulated net realized gain on investment transactions	11,157
Net unrealized depreciation on investments	(9,160)

$1,014,344

Net Asset Value Per Share—10 billion shares of capital stock authorized, $.0001 par value

Class	Net Assets	Shares Outstanding	Net Asset Value

A	$10,197	1,017	$10.03	*

C	$10,151	1,013	$10.02

Advisor	$10,204	1,017	$10.03

R	$10,154	1,030.40	$9.85

K	$10,156	1,030	$9.86

I	$953,323	96,702	$9.86

Z	$10,159	1,030.50	$9.86

*	The maximum offering price per share for Class A shares was $10.48 which reflects a sales charge of 4.25%.

See notes to financial statements.

AB MULTI-MANAGER SELECT RETIREMENT FUNDS •	41

Statement of Assets & Liabilities

Multi-Manager Select 2030 Fund
Assets
Investments in Underlying Portfolios, at value
Unaffiliated issuers (cost $681,885)	$673,821
Affiliated issuers (cost $346,124)	340,118
Cash	19
Prepaid expenses	111,167
Receivable due from Adviser	49,314
Affiliated dividend receivable	372

Total assets	1,174,811

Liabilities
Offering cost payable	128,000
Registration fee payable	11,309
Custody fee payable	8,140
Transfer Agent fee payable	1,436
Payable for investments purchased	375
Distribution fee payable	27
Accrued expenses	11,918

Total liabilities	161,205

Net Assets	$1,013,606

Composition of Net Assets
Capital stock, at par	$10
Additional paid-in capital	1,032,914
Distributions in excess of net investment income	(19,916)
Accumulated net realized gain on investment transactions	14,668
Net unrealized depreciation on investments	(14,070)

$1,013,606

Net Asset Value Per Share—10 billion shares of capital stock authorized, $.0001 par value

Class	Net Assets	Shares Outstanding	Net Asset Value

A	$10,189	1,021	$9.98	*

C	$10,144	1,017	$9.97

Advisor	$10,196	1,022	$9.98

R	$10,153	1,035.43	$9.81

K	$10,148	1,034.76	$9.81

I	$952,625	97,115	$9.81

Z	$10,151	1,035	$9.81

*	The maximum offering price per share for Class A shares was $10.42 which reflects a sales charge of 4.25%.

See notes to financial statements.

42	• AB MULTI-MANAGER SELECT RETIREMENT FUNDS

Statement of Assets & Liabilities

Multi-Manager Select 2035 Fund
Assets
Investments in Underlying Portfolios, at value
Unaffiliated issuers (cost $681,588)	$675,199
Affiliated issuers (cost $349,623)	338,552
Prepaid expenses	111,167
Receivable due from Adviser	49,314
Affiliated dividend receivable	211

Total assets	1,174,443

Liabilities
Offering cost payable	128,000
Registration fee payable	11,310
Custody fee payable	8,140
Transfer Agent fee payable	1,436
Payable for investments purchased	203
Distribution fee payable	27
Accrued expenses	11,917

Total liabilities	161,033

Net Assets	$1,013,410

Composition of Net Assets
Capital stock, at par	$10
Additional paid-in capital	1,036,363
Distributions in excess of net investment income	(23,876)
Accumulated net realized gain on investment transactions	18,373
Net unrealized depreciation on investments	(17,460)

$1,013,410

Net Asset Value Per Share—10 billion shares of capital stock authorized, $.0001 par value

Class	Net Assets	Shares Outstanding	Net Asset Value

A	$10,162	1,022	$9.94	*

C	$10,142	1,020.55	$9.94

Advisor	$10,195	1,025	$9.95

R	$10,152	1,039	$9.77

K	$10,147	1,038.25	$9.77

I	$952,462	97,442	$9.77

Z	$10,150	1,038.38	$9.77

*	The maximum offering price per share for Class A shares was $10.38 which reflects a sales charge of 4.25%.

See notes to financial statements.

AB MULTI-MANAGER SELECT RETIREMENT FUNDS •	43

Statement of Assets & Liabilities

Multi-Manager Select 2040 Fund
Assets
Investments in Underlying Portfolios, at value
Unaffiliated issuers (cost $1,004,367)	$997,584
Affiliated issuers (cost $510,494)	495,159
Cash	1,521
Prepaid expenses	111,167
Receivable due from Adviser	49,201
Affiliated dividend receivable	42

Total assets	1,654,674

Liabilities
Offering cost payable	128,000
Registration fee payable	11,310
Custody fee payable	8,141
Transfer Agent fee payable	1,440
Payable for investments purchased	42
Distribution fee payable	27
Accrued expenses	11,918

Total liabilities	160,878

Net Assets	$1,493,796

Composition of Net Assets
Capital stock, at par	$15
Additional paid-in capital	1,527,743
Distributions in excess of net investment income	(31,499)
Accumulated net realized gain on investment transactions	19,655
Net unrealized depreciation on investments	(22,118)

$1,493,796

Net Asset Value Per Share—10 billion shares of capital stock authorized, $.0001 par value

Class	Net Assets	Shares Outstanding	Net Asset Value

A	$10,141	1,029.48	$9.85	*

C	$10,121	1,028.07	$9.84

Advisor	$10,174	1,032.55	$9.85

R	$10,130	1,047	$9.68

K	$10,126	1,046	$9.68

I	$950,502	98,171	$9.68

Z	$492,602	50,875	$9.68

*	The maximum offering price per share for Class A shares was $10.29 which reflects a sales charge of 4.25%.

See notes to financial statements.

44	• AB MULTI-MANAGER SELECT RETIREMENT FUNDS

Statement of Assets & Liabilities

Multi-Manager Select 2045 Fund
Assets
Investments in Underlying Portfolios, at value
Unaffiliated issuers (cost $680,324)	$676,086
Affiliated issuers (cost $352,208)	337,534
Prepaid expenses	111,167
Receivable due from Adviser	49,246
Affiliated dividend receivable	38

Total assets	1,174,071

Liabilities
Offering cost payable	128,000
Registration fee payable	11,310
Custody fee payable	8,140
Transfer Agent fee payable	1,436
Payable for investments purchased	36
Distribution fee payable	27
Accrued expenses	11,918

Total liabilities	160,867

Net Assets	$1,013,204

Composition of Net Assets
Capital stock, at par	$10
Additional paid-in capital	1,037,908
Distributions in excess of net investment income	(25,907)
Accumulated net realized gain on investment transactions	20,105
Net unrealized depreciation on investments	(18,912)

$1,013,204

Net Asset Value Per Share—10 billion shares of capital stock authorized, $.0001 par value

Class	Net Assets	Shares Outstanding	Net Asset Value

A	$10,160	1,023	$9.93	*

C	$10,140	1,022	$9.92

Advisor	$10,193	1,027	$9.93

R	$10,145	1,040	$9.75

K	$10,145	1,039.74	$9.76

I	$952,264	97,583	$9.76

Z	$10,157	1,041	$9.76

*	The maximum offering price per share for Class A shares was $10.37 which reflects a sales charge of 4.25%.

See notes to financial statements.

AB MULTI-MANAGER SELECT RETIREMENT FUNDS •	45

Statement of Assets & Liabilities

Multi-Manager Select 2050 Fund
Assets
Investments in Underlying Portfolios, at value
Unaffiliated issuers (cost $680,372)	$677,168
Affiliated issuers (cost $352,691)	337,745
Prepaid expenses	111,167
Receivable due from Adviser	49,259
Affiliated dividend receivable	20

Total assets	1,175,359

Liabilities
Offering cost payable	128,000
Registration fee payable	11,310
Custody fee payable	8,140
Transfer Agent fee payable	1,436
Distribution fee payable	27
Payable for investments purchased	18
Accrued expenses	11,918

Total liabilities	160,849

Net Assets	$1,014,510

Composition of Net Assets
Capital stock, at par	$10
Additional paid-in capital	1,038,463
Distributions in excess of net investment income	(26,452)
Accumulated net realized gain on investment transactions	20,639
Net unrealized depreciation on investments	(18,150)

$1,014,510

Net Asset Value Per Share—10 billion shares of capital stock authorized, $.0001 par value

Class	Net Assets	Shares Outstanding	Net Asset Value

A	$10,173	1,024	$9.93	*

C	$10,153	1,022	$9.93

Advisor	$10,206	1,027	$9.94

R	$10,158	1,041	$9.76

K	$10,158	1,040.30	$9.76

I	$953,488	97,635	$9.77

Z	$10,174	1,041.76	$9.77

*	The maximum offering price per share for Class A shares was $10.37 which reflects a sales charge of 4.25%.

See notes to financial statements.

46	• AB MULTI-MANAGER SELECT RETIREMENT FUNDS

Statement of Assets & Liabilities

Multi-Manager Select 2055 Fund
Assets
Investments in Underlying Portfolios, at value
Unaffiliated issuers (cost $893,424)	$892,006
Affiliated issuers (cost $456,927)	441,315
Prepaid expenses	111,167
Receivable due from Adviser	49,195
Affiliated dividend receivable	24

Total assets	1,493,707

Liabilities
Offering cost payable	128,000
Registration fee payable	11,310
Custody fee payable	8,140
Transfer Agent fee payable	1,436
Distribution fee payable	27
Payable for investments purchased	23
Accrued expenses	11,918

Total liabilities	160,854

Net Assets	$1,332,853

Composition of Net Assets
Capital stock, at par	$14
Additional paid-in capital	1,355,742
Distributions in excess of net investment income	(26,512)
Accumulated net realized gain on investment transactions	20,639
Net unrealized depreciation on investments	(17,030)

$1,332,853

Net Asset Value Per Share—10 billion shares of capital stock authorized, $.0001 par value

Class	Net Assets	Shares Outstanding	Net Asset Value

A	$10,177	1,024	$9.94	*

C	$10,157	1,023	$9.93

Advisor	$328,113	33,008	$9.94

R	$10,165	1,040.87	$9.77

K	$10,162	1,040	$9.77

I	$953,917	97,639	$9.77

Z	$10,162	1,040	$9.77

*	The maximum offering price per share for Class A shares was $10.38 which reflects a sales charge of 4.25%.

See notes to financial statements.

AB MULTI-MANAGER SELECT RETIREMENT FUNDS •	47

Statement of Assets & Liabilities

STATEMENT OF OPERATIONS

For the Period December 15, 2014(a) to January 31, 2015 (unaudited)

	Multi-Manager Select Retirement Allocation Fund
Investment Income
Dividends
Income distributions from unaffiliated Underlying Portfolios	$4,454
Income distributions from affiliated Underlying Portfolios	1,381	$5,835

Expenses
Advisory fee (see Note B)	199
Distribution fee – Class A	3
Distribution fee – Class C	13
Distribution fee – Class R	7
Distribution fee – Class K	3
Transfer agency – Class A	470
Transfer agency – Class C	470
Transfer agency – Advisor Class	469
Transfer agency – Class R	1
Transfer agency – Class K	1
Transfer agency – Class I	25
Amortization of offering expenses	16,833
Registration fees	11,310
Custodian	8,140
Audit and tax	6,021
Legal	3,682
Printing	737
Directors’ fees	689
Miscellaneous	789

Total expenses	49,862

Less: expenses waived and reimbursed by the Adviser (see Note B)	(49,650)

Net expenses		212

Net investment income		5,623

Realized and Unrealized Gain on Investment Transactions
Net realized gain distributions from:
Affiliated Underlying Portfolios		2,260
Unaffiliated Underlying Portfolios		2,825
Net change in unrealized appreciation/depreciation in:
Affiliated Underlying Portfolios		2,090
Unaffiliated Underlying Portfolios		364

Net gain on investment transactions		7,539

Net Increase in Net Assets from Operations		$13,162

(a)	Commencement of operations.

See notes to financial statements.

48	• AB MULTI-MANAGER SELECT RETIREMENT FUNDS

Statement of Operations

	Multi-Manager Select 2010 Fund
Investment Income
Dividends
Income distributions from unaffiliated Underlying Portfolios	$8,473
Income distributions from affiliated Underlying Portfolios	1,614	$10,087

Expenses
Advisory fee (see Note B)	200
Distribution fee – Class A	3
Distribution fee – Class C	14
Distribution fee – Class R	7
Distribution fee – Class K	3
Transfer agency – Class A	470
Transfer agency – Class C	469
Transfer agency – Advisor Class	470
Transfer agency – Class R	1
Transfer agency – Class K	1
Transfer agency – Class I	25
Amortization of offering expenses	16,833
Registration fees	11,310
Custodian	8,140
Audit and tax	6,021
Legal	3,682
Printing	737
Directors’ fees	689
Miscellaneous	789

Total expenses	49,864

Less: expenses waived and reimbursed by the Adviser (see Note B)	(49,664)

Net expenses		200

Net investment income		9,887

Realized and Unrealized Gain (Loss) on Investment Transactions
Net realized gain distributions from:
Affiliated Underlying Portfolios		2,447
Unaffiliated Underlying Portfolios		3,031
Net change in unrealized appreciation/depreciation in:
Affiliated Underlying Portfolios		1,736
Unaffiliated Underlying Portfolios		(2,666)

Net gain on investment transactions		4,548

Net Increase in Net Assets from Operations		$14,435

See notes to financial statements.

AB MULTI-MANAGER SELECT RETIREMENT FUNDS •	49

Statement of Operations

	Multi-Manager Select 2015 Fund
Investment Income
Dividends
Income distributions from unaffiliated Underlying Portfolios	$9,313
Income distributions from affiliated Underlying Portfolios	1,840	$11,153

Expenses
Advisory fee (see Note B)	203
Distribution fee – Class A	7
Distribution fee – Class C	13
Distribution fee – Class R	7
Distribution fee – Class K	3
Transfer agency – Class A	619
Transfer agency – Class C	394
Transfer agency – Advisor Class	396
Transfer agency – Class R	1
Transfer agency – Class K	1
Transfer agency – Class I	25
Amortization of offering expenses	16,833
Registration fees	11,310
Custodian	8,141
Audit and tax	6,021
Legal	3,682
Printing	737
Directors’ fees	689
Miscellaneous	789

Total expenses	49,871
Less: expenses waived and reimbursed by the Adviser (see Note B)	(49,610)

Net expenses		261

Net investment income		10,892

Realized and Unrealized Gain (Loss) on Investment Transactions
Net realized gain distributions from:
Affiliated Underlying Portfolios		2,447
Unaffiliated Underlying Portfolios		2,913
Net change in unrealized appreciation/depreciation in:
Affiliated Underlying Portfolios		2,050
Unaffiliated Underlying Portfolios		(4,073)

Net gain on investment transactions		3,337

Net Increase in Net Assets from Operations		$14,229

See notes to financial statements.

50	• AB MULTI-MANAGER SELECT RETIREMENT FUNDS

Statement of Operations

	Multi-Manager Select 2020 Fund
Investment Income
Dividends
Income distributions from unaffiliated Underlying Portfolios	$9,188
Income distributions from affiliated Underlying Portfolios	2,492	$11,680

Expenses
Advisory fee (see Note B)	201
Distribution fee – Class A	3
Distribution fee – Class C	14
Distribution fee – Class R	7
Distribution fee – Class K	3
Transfer agency – Class A	470
Transfer agency – Class C	469
Transfer agency – Advisor Class	470
Transfer agency – Class R	1
Transfer agency – Class K	1
Transfer agency – Class I	25
Amortization of offering expenses	16,833
Registration fees	11,310
Custodian	8,140
Audit and tax	6,021
Legal	3,682
Printing	737
Directors’ fees	689
Miscellaneous	789

Total expenses	49,865

Less: expenses waived and reimbursed by the Adviser (see Note B)	(49,557)

Net expenses		308

Net investment income		11,372

Realized and Unrealized Gain (Loss) on Investment Transactions
Net realized gain distributions from:
Affiliated Underlying Portfolios		4,254
Unaffiliated Underlying Portfolios		4,360
Net change in unrealized appreciation/depreciation in:
Affiliated Underlying Portfolios		(511)
Unaffiliated Underlying Portfolios		(5,339)

Net gain on investment transactions		2,764

Net Increase in Net Assets from Operations		$14,136

See notes to financial statements.

AB MULTI-MANAGER SELECT RETIREMENT FUNDS •	51

Statement of Operations

	Multi-Manager Select 2025 Fund
Investment Income
Dividends
Income distributions from unaffiliated Underlying Portfolios	$9,685
Income distributions from affiliated Underlying Portfolios	2,738	$12,423

Expenses
Advisory fee (see Note B)	201
Distribution fee – Class A	4
Distribution fee – Class C	13
Distribution fee – Class R	7
Distribution fee – Class K	3
Transfer agency – Class A	470
Transfer agency – Class C	469
Transfer agency – Advisor Class	470
Transfer agency – Class R	1
Transfer agency – Class K	1
Transfer agency – Class I	25
Amortization of offering expenses	16,833
Registration fees	11,310
Custodian	8,140
Audit and tax	6,021
Legal	3,682
Printing	737
Directors’ fees	689
Miscellaneous	789

Total expenses	49,865

Less: expenses waived and reimbursed by the Adviser (see Note B)	(49,570)

Net expenses		295

Net investment income		12,128

Realized and Unrealized Gain (Loss) on Investment Transactions
Net realized gain distributions from:
Affiliated Underlying Portfolios		6,114
Unaffiliated Underlying Portfolios		5,043
Net change in unrealized appreciation/depreciation in:
Affiliated Underlying Portfolios		(3,273)
Unaffiliated Underlying Portfolios		(5,887)

Net gain on investment transactions		1,997

Net Increase in Net Assets from Operations		$14,125

See notes to financial statements.

52	• AB MULTI-MANAGER SELECT RETIREMENT FUNDS

Statement of Operations

	Multi-Manager Select 2030 Fund
Investment Income
Dividends
Income distributions from unaffiliated Underlying Portfolios	$9,944
Income distributions from affiliated Underlying Portfolios	3,188	$13,132

Expenses
Advisory fee (see Note B)	202
Distribution fee – Class A	3
Distribution fee – Class C	14
Distribution fee – Class R	7
Distribution fee – Class K	3
Transfer agency – Class A	470
Transfer agency – Class C	469
Transfer agency – Advisor Class	470
Transfer agency – Class R	1
Transfer agency – Class K	1
Transfer agency – Class I	25
Amortization of offering expenses	16,833
Registration fees	11,310
Custodian	8,140
Audit and tax	6,021
Legal	3,682
Printing	737
Directors’ fees	689
Miscellaneous	788

Total expenses	49,865

Less: expenses waived and reimbursed by the Adviser (see Note B)	(49,516)

Net expenses		349

Net investment income		12,783

Realized and Unrealized Gain (Loss) on Investment Transactions
Net realized gain distributions from:
Affiliated Underlying Portfolios		8,206
Unaffiliated Underlying Portfolios		6,462
Net change in unrealized appreciation/depreciation in:
Affiliated Underlying Portfolios		(6,006)
Unaffiliated Underlying Portfolios		(8,064)

Net gain on investment transactions		598

Net Increase in Net Assets from Operations		$13,381

See notes to financial statements.

AB MULTI-MANAGER SELECT RETIREMENT FUNDS •	53

Statement of Operations

	Multi-Manager Select 2035 Fund
Investment Income
Dividends
Income distributions from unaffiliated Underlying Portfolios	$8,680
Income distributions from affiliated Underlying Portfolios	3,966	$12,646

Expenses
Advisory fee (see Note B)	202
Distribution fee – Class A	3
Distribution fee – Class C	14
Distribution fee – Class R	7
Distribution fee – Class K	3
Transfer agency – Class A	470
Transfer agency – Class C	469
Transfer agency – Advisor Class	470
Transfer agency – Class R	1
Transfer agency – Class K	1
Transfer agency – Class I	25
Amortization of offering expenses	16,833
Registration fees	11,310
Custodian	8,140
Audit and tax	6,021
Legal	3,682
Printing	737
Directors’ fees	689
Miscellaneous	789

Total expenses	49,866
Less: expenses waived and reimbursed by the Adviser (see Note B)	(49,516)

Net expenses		350

Net investment income		12,296

Realized and Unrealized Gain (Loss) on Investment Transactions
Net realized gain distributions from:
Affiliated Underlying Portfolios		10,838
Unaffiliated Underlying Portfolios		7,535
Net change in unrealized appreciation/depreciation in:
Affiliated Underlying Portfolios		(11,071)
Unaffiliated Underlying Portfolios		(6,389)

Net gain on investment transactions		913

Net Increase in Net Assets from Operations		$13,209

See notes to financial statements.

54	• AB MULTI-MANAGER SELECT RETIREMENT FUNDS

Statement of Operations

	Multi-Manager Select 2040 Fund
Investment Income
Dividends
Income distributions from unaffiliated Underlying Portfolios	$8,262
Income distributions from affiliated Underlying Portfolios	4,418	$12,680

Expenses
Advisory fee (see Note B)	236
Distribution fee – Class A	3
Distribution fee – Class C	14
Distribution fee – Class R	7
Distribution fee – Class K	3
Transfer agency – Class A	470
Transfer agency – Class C	469
Transfer agency – Advisor Class	470
Transfer agency – Class R	1
Transfer agency – Class K	1
Transfer agency – Class I	25
Transfer agency – Class Z	5
Amortization of offering expenses	16,833
Registration fees	11,310
Custodian	8,140
Audit and tax	6,021
Legal	3,682
Printing	737
Directors’ fees	689
Miscellaneous	788

Total expenses	49,904
Less: expenses waived and reimbursed by the Adviser (see Note B)	(49,437)

Net expenses		467

Net investment income		12,213

Realized and Unrealized Gain (Loss) on Investment Transactions
Net realized gain distributions from:
Affiliated Underlying Portfolios		12,440
Unaffiliated Underlying Portfolios		7,215
Net change in unrealized appreciation/depreciation in:
Affiliated Underlying Portfolios		(15,335)
Unaffiliated Underlying Portfolios		(6,783)

Net loss on investment transactions		(2,463)

Net Increase in Net Assets from Operations		$9,750

See notes to financial statements.

AB MULTI-MANAGER SELECT RETIREMENT FUNDS •	55

Statement of Operations

	Multi-Manager Select 2045 Fund
Investment Income
Dividends
Income distributions from unaffiliated Underlying Portfolios	$7,680
Income distributions from affiliated Underlying Portfolios	4,533	$12,213

Expenses
Advisory fee (see Note B)	202
Distribution fee – Class A	3
Distribution fee – Class C	14
Distribution fee – Class R	7
Distribution fee – Class K	3
Transfer agency – Class A	470
Transfer agency – Class C	469
Transfer agency – Advisor Class	470
Transfer agency – Class R	1
Transfer agency – Class K	1
Transfer agency – Class I	25
Amortization of offering expenses	16,833
Registration fees	11,310
Custodian	8,140
Audit and tax	6,021
Legal	3,682
Printing	737
Directors’ fees	689
Miscellaneous	789

Total expenses	49,866

Less: expenses waived and reimbursed by the Adviser (see Note B)	(49,448)

Net expenses		418

Net investment income		11,795

Realized and Unrealized Gain (Loss) on Investment Transactions
Net realized gain distributions from:
Affiliated Underlying Portfolios		13,402
Unaffiliated Underlying Portfolios		6,703
Net change in unrealized appreciation/depreciation in:
Affiliated Underlying Portfolios		(14,673)
Unaffiliated Underlying Portfolios		(4,239)

Net gain on investment transactions		1,193

Net Increase in Net Assets from Operations		$12,988

See notes to financial statements.

56	• AB MULTI-MANAGER SELECT RETIREMENT FUNDS

Statement of Operations

	Multi-Manager Select 2050 Fund
Investment Income
Dividends
Income distributions from unaffiliated Underlying Portfolios	$7,350
Income distributions from affiliated Underlying Portfolios	4,854	$12,204

Expenses
Advisory fee (see Note B)	202
Distribution fee – Class A	3
Distribution fee – Class C	14
Distribution fee – Class R	7
Distribution fee – Class K	3
Transfer agency – Class A	470
Transfer agency – Class C	469
Transfer agency – Advisor Class	470
Transfer agency – Class R	1
Transfer agency – Class K	1
Transfer agency – Class I	25
Amortization of offering expenses	16,833
Registration fees	11,310
Custodian	8,140
Audit and tax	6,021
Legal	3,682
Printing	737
Directors’ fees	689
Miscellaneous	789

Total expenses	49,866

Less: expenses waived and reimbursed by the Adviser (see Note B)	(49,462)

Net expenses		404

Net investment income		11,800

Realized and Unrealized Gain (Loss) on Investment Transactions
Net realized gain distributions from:
Affiliated Underlying Portfolios		13,589
Unaffiliated Underlying Portfolios		7,050
Net change in unrealized appreciation/depreciation in:
Affiliated Underlying Portfolios		(14,946)
Unaffiliated Underlying Portfolios		(3,204)

Net gain on investment transactions		2,489

Net Increase in Net Assets from Operations		$14,289

See notes to financial statements.

AB MULTI-MANAGER SELECT RETIREMENT FUNDS •	57

Statement of Operations

	Multi-Manager Select 2055 Fund
Investment Income
Dividends
Income distributions from unaffiliated Underlying Portfolios	$7,354
Income distributions from affiliated Underlying Portfolios	4,855	$12,209

Expenses
Advisory fee (see Note B)	237
Distribution fee – Class A	3
Distribution fee – Class C	14
Distribution fee – Class R	7
Distribution fee – Class K	3
Transfer agency – Class A	229
Transfer agency – Class C	228
Transfer agency – Advisor Class	952
Transfer agency – Class R	1
Transfer agency – Class K	1
Transfer agency – Class I	25
Amortization of offering expenses	16,833
Registration fees	11,310
Custodian	8,140
Audit and tax	6,021
Legal	3,682
Printing	737
Directors’ fees	689
Miscellaneous	789

Total expenses	49,901
Less: expenses waived and reimbursed by the Adviser (see Note B)	(49,432)

Net expenses		469

Net investment income		11,740

Realized and Unrealized Gain (Loss) on Investment Transactions
Net realized gain distributions from:
Affiliated Underlying Portfolios		13,589
Unaffiliated Underlying Portfolios		7,050
Net change in unrealized appreciation/depreciation in:
Affiliated Underlying Portfolios		(15,612)
Unaffiliated Underlying Portfolios		(1,418)

Net gain on investment transactions		3,609

Net Increase in Net Assets from Operations		$15,349

See notes to financial statements.

58	• AB MULTI-MANAGER SELECT RETIREMENT FUNDS

Statement of Operations

STATEMENT OF CHANGES IN NET ASSETS

	Multi-Manager Select Retirement Allocation Fund
	December 15, 2014(a) to January 31, 2015 (unaudited)
Increase in Net Assets from Operations
Net investment income	$5,623
Net realized gain distributions from affiliated Underlying Portfolios	2,260
Net realized gain distributions from unaffiliated Underlying Portfolios	2,825
Net change in unrealized appreciation/depreciation of affiliated Underlying Portfolios	2,090
Net change in unrealized appreciation/depreciation of unaffiliated Underlying Portfolios	364

Net increase in net assets from operations	13,162
Dividends to Shareholders from
Net investment income
Class R	(142)
Class K	(143)
Class I	(13,574)
Class Z	(144)
Capital Stock Transactions
Net increase	1,014,069

Total increase	1,013,228
Net Assets
Beginning of period	– 0	–

End of period (including distributions in excess of net investment income of ($8,380))	$1,013,228

(a)	Commencement of operations.

See notes to financial statements.

AB MULTI-MANAGER SELECT RETIREMENT FUNDS •	59

Statement of Changes in Net Assets

Multi-Manager Select 2010 Fund
December 15, 2014(a) to January 31, 2015 (unaudited)
Increase (Decrease) in Net Assets from Operations
Net investment income	$9,887
Net realized gain distributions from affiliated Underlying Portfolios	2,447
Net realized gain distributions from unaffiliated Underlying Portfolios	3,031
Net change in unrealized appreciation/depreciation of affiliated Underlying Portfolios	1,736
Net change in unrealized appreciation/depreciation of unaffiliated Underlying Portfolios	(2,666)

Net increase in net assets from operations	14,435
Dividends to Shareholders from
Net investment income
Class A	(28)
Class C	(24)
Advisor Class	(30)
Class R	(203)
Class K	(204)
Class I	(19,223)
Class Z	(205)
Capital Stock Transactions
Net increase	1,020,180

Total increase	1,014,698
Net Assets
Beginning of period	– 0	–

End of period (including distributions in excess of net investment income of ($10,030))	$1,014,698

(a)	Commencement of operations.

See notes to financial statements.

60	• AB MULTI-MANAGER SELECT RETIREMENT FUNDS

Statement of Changes in Net Assets

Multi-Manager Select 2015 Fund
December 15, 2014(a) to January 31, 2015 (unaudited)
Increase (Decrease) in Net Assets from Operations
Net investment income	$10,892
Net realized gain distributions from affiliated Underlying Portfolios	2,447
Net realized gain distributions from unaffiliated Underlying Portfolios	2,913
Net change in unrealized appreciation/depreciation of affiliated Underlying Portfolios	2,050
Net change in unrealized appreciation/depreciation of unaffiliated Underlying Portfolios	(4,073)

Net increase in net assets from operations	14,229
Dividends to Shareholders from
Net investment income
Class A	(39)
Class C	(35)
Advisor Class	(41)
Class R	(213)
Class K	(214)
Class I	(20,248)
Class Z	(216)
Capital Stock Transactions
Net increase	1,064,917

Total increase	1,058,140
Net Assets
Beginning of period	– 0	–

End of period (including distributions in excess of net investment income of ($10,114))	$1,058,140

(a)	Commencement of operations.

See notes to financial statements.

AB MULTI-MANAGER SELECT RETIREMENT FUNDS •	61

Statement of Changes in Net Assets

Multi-Manager Select 2020 Fund
December 15, 2014(a) to January 31, 2015 (unaudited)
Increase (Decrease) in Net Assets from Operations
Net investment income	$11,372
Net realized gain distributions from affiliated Underlying Portfolios	4,254
Net realized gain distributions from unaffiliated Underlying Portfolios	4,360
Net change in unrealized appreciation/depreciation of affiliated Underlying Portfolios	(511)
Net change in unrealized appreciation/depreciation of unaffiliated Underlying Portfolios	(5,339)

Net increase in net assets from operations	14,136
Dividends to Shareholders from
Net investment income
Class A	(78)
Class C	(74)
Advisor Class	(79)
Class R	(252)
Class K	(253)
Class I	(23,876)
Class Z	(255)
Capital Stock Transactions
Net increase	1,025,097

Total increase	1,014,366
Net Assets
Beginning of period	– 0	–

End of period (including distributions in excess of net investment income of ($13,495))	$1,014,366

(a)	Commencement of operations.

See notes to financial statements.

62	• AB MULTI-MANAGER SELECT RETIREMENT FUNDS

Statement of Changes in Net Assets

Multi-Manager Select 2025 Fund
December 15, 2014(a) to January 31, 2015 (unaudited)
Increase (Decrease) in Net Assets from Operations
Net investment income	$12,128
Net realized gain distributions from affiliated Underlying Portfolios	6,114
Net realized gain distributions from unaffiliated Underlying Portfolios	5,043
Net change in unrealized appreciation/depreciation of affiliated Underlying Portfolios	(3,273)
Net change in unrealized appreciation/depreciation of unaffiliated Underlying Portfolios	(5,887)

Net increase in net assets from operations	14,125
Dividends to Shareholders from
Net investment income
Class A	(112)
Class C	(108)
Advisor Class	(114)
Class R	(286)
Class K	(287)
Class I	(27,082)
Class Z	(289)
Capital Stock Transactions
Net increase	1,028,497

Total increase	1,014,344
Net Assets
Beginning of period	– 0	–

End of period (including distributions in excess of net investment income of ($16,150))	$1,014,344

(a)	Commencement of operations.

See notes to financial statements.

AB MULTI-MANAGER SELECT RETIREMENT FUNDS •	63

Statement of Changes in Net Assets

Multi-Manager Select 2030 Fund
December 15, 2014(a) to January 31, 2015 (unaudited)
Increase (Decrease) in Net Assets from Operations
Net investment income	$12,783
Net realized gain distributions from affiliated Underlying Portfolios	8,206
Net realized gain distributions from unaffiliated Underlying Portfolios	6,462
Net change in unrealized appreciation/depreciation of affiliated Underlying Portfolios	(6,006)
Net change in unrealized appreciation/depreciation of unaffiliated Underlying Portfolios	(8,064)

Net increase in net assets from operations	13,381
Dividends to Shareholders from
Net investment income
Class A	(157)
Class C	(152)
Advisor Class	(158)
Class R	(330)
Class K	(332)
Class I	(31,237)
Class Z	(333)
Capital Stock Transactions
Net increase	1,032,924

Total increase	1,013,606
Net Assets
Beginning of period	– 0	–

End of period (including distributions in excess of net investment income of ($19,916))	$1,013,606

(a)	Commencement of operations.

See notes to financial statements.

64	• AB MULTI-MANAGER SELECT RETIREMENT FUNDS

Statement of Changes in Net Assets

Multi-Manager Select 2035 Fund
December 15, 2014(a) to January 31, 2015 (unaudited)
Increase (Decrease) in Net Assets from Operations
Net investment income	$12,296
Net realized gain distributions from affiliated Underlying Portfolios	10,838
Net realized gain distributions from unaffiliated Underlying Portfolios	7,535
Net change in unrealized appreciation/depreciation of affiliated Underlying Portfolios	(11,071)
Net change in unrealized appreciation/depreciation of unaffiliated Underlying Portfolios	(6,389)

Net increase in net assets from operations	13,209
Dividends to Shareholders from
Net investment income
Class A	(190)
Class C	(186)
Advisor Class	(191)
Class R	(364)
Class K	(366)
Class I	(34,508)
Class Z	(367)
Capital Stock Transactions
Net increase	1,036,373

Total increase	1,013,410
Net Assets
Beginning of period	– 0	–

End of period (including distributions in excess of net investment income of ($23,876))	$1,013,410

(a)	Commencement of operations.

See notes to financial statements.

AB MULTI-MANAGER SELECT RETIREMENT FUNDS •	65

Statement of Changes in Net Assets

Multi-Manager Select 2040 Fund
December 15, 2014(a) to January 31, 2015 (unaudited)
Increase (Decrease) in Net Assets from Operations
Net investment income	$12,213
Net realized gain distributions from affiliated Underlying Portfolios	12,440
Net realized gain distributions from unaffiliated Underlying Portfolios	7,215
Net change in unrealized appreciation/depreciation of affiliated Underlying Portfolios	(15,335)
Net change in unrealized appreciation/depreciation of unaffiliated Underlying Portfolios	(6,783)

Net increase in net assets from operations	9,750
Dividends to Shareholders from
Net investment income
Class A	(266)
Class C	(262)
Advisor Class	(266)
Class R	(440)
Class K	(441)
Class I	(41,595)
Class Z	(442)
Capital Stock Transactions
Net increase	1,527,758

Total increase	1,493,796
Net Assets
Beginning of period	– 0	–

End of period (including distributions in excess of net investment income of ($31,499))	$1,493,796

(a)	Commencement of operations.

See notes to financial statements.

66	• AB MULTI-MANAGER SELECT RETIREMENT FUNDS

Statement of Changes in Net Assets

Multi-Manager Select 2045 Fund
December 15, 2014(a) to January 31, 2015 (unaudited)
Increase (Decrease) in Net Assets from Operations
Net investment income	$11,795
Net realized gain distributions from affiliated Underlying Portfolios	13,402
Net realized gain distributions from unaffiliated Underlying Portfolios	6,703
Net change in unrealized appreciation/depreciation of affiliated Underlying Portfolios	(14,673)
Net change in unrealized appreciation/depreciation of unaffiliated Underlying Portfolios	(4,239)

Net increase in net assets from operations	12,988
Dividends to Shareholders from
Net investment income
Class A	(206)
Class C	(201)
Advisor Class	(206)
Class R	(380)
Class K	(381)
Class I	(35,946)
Class Z	(382)
Capital Stock Transactions
Net increase	1,037,918

Total increase	1,013,204
Net Assets
Beginning of period	– 0	–

End of period (including distributions in excess of net investment income of ($25,907))	$1,013,204

(a)	Commencement of operations.

See notes to financial statements.

AB MULTI-MANAGER SELECT RETIREMENT FUNDS •	67

Statement of Changes in Net Assets

Multi-Manager Select 2050 Fund
December 15, 2014(a) to January 31, 2015 (unaudited)
Increase (Decrease) in Net Assets from Operations
Net investment income	$11,800
Net realized gain distributions from affiliated Underlying Portfolios	13,589
Net realized gain distributions from unaffiliated Underlying Portfolios	7,050
Net change in unrealized appreciation/depreciation of affiliated Underlying Portfolios	(14,946)
Net change in unrealized appreciation/depreciation of unaffiliated Underlying Portfolios	(3,204)

Net increase in net assets from operations	14,289
Dividends to Shareholders from
Net investment income
Class A	(211)
Class C	(207)
Advisor Class	(212)
Class R	(385)
Class K	(386)
Class I	(36,463)
Class Z	(388)
Capital Stock Transactions
Net increase	1,038,473

Total increase	1,014,510
Net Assets
Beginning of period	– 0	–

End of period (including distributions in excess of net investment income of ($26,452))	$1,014,510

(a)	Commencement of operations.

See	notes to financial statements.

68	• AB MULTI-MANAGER SELECT RETIREMENT FUNDS

Statement of Changes in Net Assets

Multi-Manager Select 2055 Fund
December 15, 2014(a) to January 31, 2015 (unaudited)
Increase (Decrease) in Net Assets from Operations
Net investment income	$11,740
Net realized gain distributions from affiliated Underlying Portfolios	13,589
Net realized gain distributions from unaffiliated Underlying Portfolios	7,050
Net change in unrealized appreciation/depreciation of affiliated Underlying Portfolios	(15,612)
Net change in unrealized appreciation/depreciation of unaffiliated Underlying Portfolios	(1,418)

Net increase in net assets from operations	15,349
Dividends to Shareholders from
Net investment income
Class A	(211)
Class C	(207)
Advisor Class	(212)
Class R	(385)
Class K	(386)
Class I	(36,463)
Class Z	(388)
Capital Stock Transactions
Net increase	1,355,756

Total increase	1,332,853
Net Assets
Beginning of period	– 0	–

End of period (including distributions in excess of net investment income of ($26,512))	$1,332,853

(a)	Commencement of operations.

See	notes to financial statements.

AB MULTI-MANAGER SELECT RETIREMENT FUNDS •	69

Statement of Changes in Net Assets

NOTES TO FINANCIAL STATEMENTS

January 31, 2015 (unaudited)

NOTE A

Significant Accounting Policies

AB Cap Fund, Inc. (the “Company”), which is a Maryland corporation, is registered under the Investment Company Act of 1940 as an open-end management investment company. Prior to January 20, 2015, the Company was known as AllianceBernstein Cap Fund, Inc. The Company operates as a series company currently comprised of 24 portfolios: AB Small Cap Growth Portfolio, AB Market Neutral Strategy—U.S., AB Emerging Markets Multi-Asset Portfolio, AB Select US Equity Portfolio, AB All Market Growth Portfolio (formerly AB Dynamic All Market Portfolio), AB Select US Long/Short Portfolio, AB Concentrated Growth Fund, AB Multi-Manager Alternative Strategies Fund, AB Long/Short Multi-Manager Fund, AB Global Core Equity Portfolio, AB Emerging Markets Growth Portfolio, AB Multi-Manager Select Retirement Allocation Fund, AB Multi-Manager Select 2010 Fund, AB Multi-Manager Select 2015 Fund, AB Multi-Manager Select 2020 Fund, AB Multi-Manager Select 2025 Fund, AB Multi-Manager Select 2030 Fund, AB Multi-Manager Select 2035 Fund, AB Multi-Manager Select 2040 Fund, AB Multi-Manager Select 2045 Fund, AB Multi-Manager Select 2050 Fund, AB Multi-Manager Select 2055 Fund, AB Small Cap Value Portfolio and AB All Market Income Portfolio (the “Portfolios”). The AB Small Cap Growth Portfolio, AB Market Neutral Strategy—U.S., AB Emerging Markets Multi-Asset Portfolio and AB Select U.S. Equity Portfolio are each diversified Portfolios. Each of the other Portfolios is non-diversified. AB Concentrated Growth Fund commenced operations on February 28, 2014. AB Multi-Manager Alternative Strategies Fund commenced operations on July 31, 2014. AB Long/Short Multi-Manager Fund commenced operations on September 30, 2014. AB Global Core Equity Portfolio commenced operations on November 12, 2014. AB Emerging Markets Growth Portfolio commenced operations on November 13, 2014. AB Small Cap Value Portfolio commenced operations on December 3, 2014. AB Multi-Manager Select Retirement Allocation Fund and AB Multi-Manager Select 2010-2055 Funds commenced operations on December 15, 2014. AB All Market Income Portfolio commenced operations on December 19, 2014. Each Portfolio is considered to be a separate entity for financial reporting and tax purposes. This report relates only to the AB Multi-Manager Select Retirement Allocation Fund, AB Multi-Manager Select 2010 Fund, AB Multi-Manager Select 2015 Fund, AB Multi-Manager Select 2020 Fund, AB Multi-Manager Select 2025 Fund, AB Multi-Manager Select 2030 Fund, AB Multi-Manager Select 2035 Fund, AB Multi-Manager Select 2040 Fund, AB Multi-Manager Select 2045 Fund, AB Multi-Manager Select 2050 Fund and AB Multi-Manager Select 2055 Fund (the “Funds”). The Funds have authorized the issuance of Class A, Class B, Class C, Advisor Class, Class R, Class K, Class I, Class Z, Class 1 and Class 2 shares. Class B, Class 1 and Class 2 shares are not currently offered. Class A shares are sold with a front-end sales charge of up to 4.25% for purchases not exceeding $1,000,000. With respect to purchases of $1,000,000 or more, Class A shares redeemed within one year of purchase may be subject to

70	• AB MULTI-MANAGER SELECT RETIREMENT FUNDS

Notes to Financial Statements

a contingent deferred sales charge of 1%. Class C shares are subject to a contingent deferred sales charge of 1% on redemptions made within the first year after purchase. Class R and Class K shares are sold without an initial or contingent deferred sales charge. Advisor Class, Class I and Class Z shares are sold without an initial or contingent deferred sales charge and are not subject to ongoing distribution expenses. All ten classes of shares have identical voting, dividend, liquidation and other rights, except that the classes bear different distribution and transfer agency expenses. Each class has exclusive voting rights with respect to its distribution plan. The Funds invest primarily in a combination of portfolios managed by the Adviser and by certain unaffiliated third parties (the “Underlying Portfolios”). The financial statements have been prepared in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) which require management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and amounts of income and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Funds.

1. Security Valuation

Net asset value per share is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m., Eastern Time. Investments in the Underlying Portfolios are valued at their net asset value each business day.

2. Fair Value Measurements

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Funds would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Funds. Unobservable inputs reflect the Funds’ own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

AB MULTI-MANAGER SELECT RETIREMENT FUNDS •	71

Notes to Financial Statements

The following table summarizes the valuation of the Funds’ investments by the above fair value hierarchy levels as of January 31, 2015:

Investments in Underlying Portfolios:	Level 1	Level 2			Level 3			Total
AB Multi-Manager Select Retirement Allocation Fund
Investment Companies	$1,008,631	$	– 0	–	$	– 0	–	$1,008,631
Short-Term Investments	4,053		– 0	–		– 0	–	4,053

Total*	$1,012,684	$	– 0	–	$	– 0	–	$1,012,684

AB Multi-Manager Select 2010 Fund
Investment Companies	$1,011,073	$	– 0	–	$	– 0	–	$1,011,073
Short-Term Investments	3,659		– 0	–		– 0	–	3,659

Total*	$1,014,732	$	– 0	–	$	– 0	–	$1,014,732

AB Multi-Manager Select 2015 Fund
Investment Companies	$1,055,093	$	– 0	–	$	– 0	–	$1,055,093
Short-Term Investments	3,863		– 0	–		– 0	–	3,863

Total*	$1,058,956	$	– 0	–	$	– 0	–	$1,058,956

AB Multi-Manager Select 2020 Fund
Investment Companies	$1,010,704	$	– 0	–	$	– 0	–	$1,010,704
Short-Term Investments	3,873		– 0	–		– 0	–	3,873

Total*	$1,014,577	$	– 0	–	$	– 0	–	$1,014,577

AB Multi-Manager Select 2025 Fund
Investment Companies	$1,010,624	$	– 0	–	$	– 0	–	$1,010,624
Short-Term Investments	3,928		– 0	–		– 0	–	3,928

Total*	$1,014,552	$	– 0	–	$	– 0	–	$1,014,552

AB Multi-Manager Select 2030 Fund
Investment Companies	$1,009,764	$	– 0	–	$	– 0	–	$1,009,764
Short-Term Investments	4,175		– 0	–		– 0	–	4,175

Total*	$1,013,939	$	– 0	–	$	– 0	–	$1,013,939

AB Multi-Manager Select 2035 Fund
Investment Companies	$1,009,247	$	– 0	–	$	– 0	–	$1,009,247
Short-Term Investments	4,504		– 0	–		– 0	–	4,504

Total*	$1,013,751	$	– 0	–	$	– 0	–	$1,013,751

AB Multi-Manager Select 2040 Fund
Investment Companies	$1,488,480	$	– 0	–	$	– 0	–	$1,488,480
Short-Term Investments	4,263		– 0	–		– 0	–	4,263

Total*	$1,492,743	$	– 0	–	$	– 0	–	$1,492,743

AB Multi-Manager Select 2045 Fund
Investment Companies	$1,009,401	$	– 0	–	$	– 0	–	$1,009,401
Short-Term Investments	4,219		– 0	–		– 0	–	4,219

Total*	$1,013,620	$	– 0	–	$	– 0	–	$1,013,620

AB Multi-Manager Select 2050 Fund
Investment Companies	$1,010,689	$	– 0	–	$	– 0	–	$1,010,689
Short-Term Investments	4,224		– 0	–		– 0	–	4,224

Total*	$1,014,913	$	– 0	–	$	– 0	–	$1,014,913

72	• AB MULTI-MANAGER SELECT RETIREMENT FUNDS

Notes to Financial Statements

Investments in Underlying Portfolios:	Level 1	Level 2			Level 3			Total
AB Multi-Manager Select 2055 Fund
Assets:
Investment Companies	$1,330,081	$	– 0	–	$	– 0	–	$1,330,081
Short-Term Investments	3,240		– 0	–		– 0	–	3,240

Total*	$1,333,321		$–0	–		$–0	–	$1,333,321

*	There were no transfers between any levels during the reporting period.

The Funds recognize all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

The Adviser established a Valuation Committee (the “Committee”) to oversee the pricing and valuation of all securities held in the Funds. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and a third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and processes at vendors, 2) daily comparison of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

AB MULTI-MANAGER SELECT RETIREMENT FUNDS •	73

Notes to Financial Statements

3. Taxes

It is each Fund’s policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its investment company taxable income and net realized gains, if any, to shareholders. Therefore, no provisions for federal income or excise taxes are required.

In accordance with U.S. GAAP requirements regarding accounting for uncertainties in income taxes, management has analyzed the Funds’ tax positions taken or expected to be taken on federal and state income tax returns for all open tax years (the current and the prior three tax years) and has concluded that no provision for income tax is required in the Funds’ financial statements.

4. Investment Income and Investment Transactions

Income and capital gain distributions from the Underlying Portfolios, if any, are recorded on the ex-dividend date. Transactions in shares of the Underlying Portfolios are accounted for on the trade date. Investment gains and losses are determined on the identified cost basis.

5. Class Allocations

All income earned and expenses incurred by the Funds are borne on a pro-rata basis by each settled class of shares, based on the proportionate interest in the Fund represented by the net assets of such class, except for class specific expenses which are allocated to the respective class. Expenses included in the accompanying statements of operations do not include any expenses of the Underlying Portfolios. Expenses of the Company are charged proportionately to each fund based on other appropriate methods. Realized and unrealized gains and losses are allocated among the various share classes based on respective net assets.

6. Dividends and Distributions

Dividends and distributions to shareholders, if any, are recorded on the ex-dividend date. Income dividends and capital gains distributions are determined in accordance with federal tax regulations and may differ from those determined in accordance with U.S. GAAP. To the extent these differences are permanent, such amounts are reclassified within the capital accounts based on their federal tax basis treatment; temporary differences do not require such reclassification.

7. Offering Expenses

Offering expenses of $128,000 per Fund for all eleven Funds have been deferred and are being amortized on a straight line basis over a one year period.

74	• AB MULTI-MANAGER SELECT RETIREMENT FUNDS

Notes to Financial Statements

NOTE B

Advisory Fee and Other Transactions with Affiliates

Under the terms of the investment advisory agreement, each Fund pays the Adviser an advisory fee at an annual rate of .15% of the Fund’s average daily net assets. The fee is accrued daily and paid monthly. The Adviser has agreed to waive its fees and bear certain expenses to the extent necessary to limit total operating expenses on an annual basis as follows:

Fund	Class A	Class C	Advisor Class	Class R	Class K	Class I	Class Z
Multi-Manager Select Retirement Allocation	0.39%	1.14%	0.14%	0.64%	0.39%	0.14%	0.14%
Multi-Manager Select 2010	0.38%	1.13%	0.13%	0.63%	0.38%	0.13%	0.13%
Multi-Manager Select 2015	0.42%	1.17%	0.17%	0.67%	0.42%	0.17%	0.17%
Multi-Manager Select 2020	0.46%	1.21%	0.21%	0.71%	0.46%	0.21%	0.21%
Multi-Manager Select 2025	0.45%	1.20%	0.20%	0.70%	0.45%	0.20%	0.20%
Multi-Manager Select 2030	0.49%	1.24%	0.24%	0.74%	0.49%	0.24%	0.24%
Multi-Manager Select 2035	0.49%	1.24%	0.24%	0.74%	0.49%	0.24%	0.24%
Multi-Manager Select 2040	0.53%	1.28%	0.28%	0.78%	0.53%	0.28%	0.28%
Multi-Manager Select 2045	0.54%	1.29%	0.29%	0.79%	0.54%	0.29%	0.29%
Multi-Manager Select 2050	0.53%	1.28%	0.28%	0.78%	0.53%	0.28%	0.28%
Multi-Manager Select 2055	0.53%	1.28%	0.28%	0.78%	0.53%	0.28%	0.28%

For the period ended January 31, 2015, such waivers and reimbursement amounted to:

Fund	Amount	Fund	Amount
Multi-Manager Select Retirement Allocation	$49,650	Multi-Manager Select 2035	$49,516
Multi-Manager Select 2010	49,664	Multi-Manager Select 2040	49,437
Multi-Manager Select 2015	49,610	Multi-Manager Select 2045	49,448
Multi-Manager Select 2020	49,557	Multi-Manager Select 2050	49,462
Multi-Manager Select 2025	49,570	Multi-Manager Select 2055	49,432
Multi-Manager Select 2030	49,516

The Funds compensate AllianceBernstein Investor Services, Inc. (“ABIS”), a wholly-owned subsidiary of the Adviser, under a Transfer Agency Agreement for providing personnel and facilities to perform transfer agency services for the Fund. ABIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. For the period ended January 31, 2015, such compensation retained by ABIS was in the amount of $63 for each of the Funds.

AB MULTI-MANAGER SELECT RETIREMENT FUNDS •	75

Notes to Financial Statements

AllianceBernstein Investments, Inc. (the “Distributor”), a wholly-owned subsidiary of the Adviser, serves as the distributor of the Fund’s shares. The Distributor has advised the Funds that it did not retain any front-end sales charges from the sale of Class A shares nor received contingent deferred sales charges imposed upon redemptions by shareholders of Class A, Class B and Class C shares for each of the Funds for the period ended January 31, 2015.

The Funds may invest in the AB Fixed Income Shares, Inc.—Government STIF Portfolio (“Government STIF Portfolio”), an open-end management investment company managed by the Adviser. The Government STIF Portfolio is offered as a cash management option to mutual funds and other institutional accounts of the Adviser, and is not available for direct purchase by members of the public. The Government STIF Portfolio pays no investment management fees but does bear its own expenses. A summary of the Funds’ transactions in shares of the Government STIF Portfolio for the period ended January 31, 2015 is as follows:

	Market Value December 15, 2014(a) (000)			Purchases at Cost (000)	Sales Proceeds (000)	Market Value January 31, 2015 (000)	Dividend Income (000)
Multi-Manager Select Retirement Allocation Fund	$	– 0	–	$202	$198	$4	$	– 0	–*
Multi-Manager Select 2010 Fund		– 0	–	206	202	4		– 0	–*
Multi-Manager Select 2015 Fund		– 0	–	207	203	4		– 0	–*
Multi-Manager Select 2020 Fund		– 0	–	207	203	4		– 0	–*
Multi-Manager Select 2025 Fund		– 0	–	208	204	4		– 0	–*
Multi-Manager Select 2030 Fund		– 0	–	210	206	4		– 0	–*
Multi-Manager Select 2035 Fund		– 0	–	210	205	5		– 0	–*
Multi-Manager Select 2040 Fund		– 0	–	209	205	4		– 0	–*
Multi-Manager Select 2045 Fund		– 0	–	209	205	4		– 0	–*
Multi-Manager Select 2050 Fund		– 0	–	210	206	4		– 0	–*
Multi-Manager Select 2055 Fund		– 0	–	273	270	3		– 0	–*

(a)	Commencement of operations.

*	Amount is less than $500.

76	• AB MULTI-MANAGER SELECT RETIREMENT FUNDS

Notes to Financial Statements

A summary of the Funds’ affiliated Underlying Portfolio transactions for the period ended January 31, 2015 is as follows:

AB All Market Growth Portfolio
															Distributions
Multi-Manager Select Portfolio	Market Value 12/15/14(a) (000)			Purchases at Cost (000)	Sales Proceeds (000)			Realized Gain (Loss) (000)			Change in Unrealized Appr./(Depr.) (000)*			Market Value 1/31/15 (000)	Income (000)			Realized Gains (000)
2010 Fund	$	– 0	–	$10	$	– 0	–	$	– 0	–	$	– 0	–	$10	$	– 0	–*	$	– 0	–*
2015 Fund		– 0	–	11		– 0	–		– 0	–		– 0	–	11		– 0	–*		– 0	–*
2020 Fund		– 0	–	21		– 0	–		– 0	–		– 0	–	21		1			– 0	–*
2025 Fund		– 0	–	21		– 0	–		– 0	–		– 0	–	21		1			– 0	–*
2030 Fund		– 0	–	21		– 0	–		– 0	–		– 0	–	21		1			– 0	–*
2035 Fund		– 0	–	31		– 0	–		– 0	–		– 0	–	31		1			1
2040 Fund		– 0	–	46		– 0	–		– 0	–		– 0	–	46		1			1
2045 Fund		– 0	–	31		– 0	–		– 0	–		– 0	–	31		1			1
2050 Fund		– 0	–	42		– 0	–		– 0	–		– 0	–	42		1			1
2055 Fund		– 0	–	55		– 0	–		– 0	–		– 0	–	55		1			1

(a)	Commencement of operations.

*	Amount is less than $500.

AB All Market Real Return Portfolio
															Distributions
Multi-Manager Select Portfolio	Market Value 12/15/14(a) (000)			Purchases at Cost (000)	Sales Proceeds (000)			Realized Gain (Loss) (000)			Change in Unrealized Appr./(Depr.) (000)*			Market Value 1/31/15 (000)	Income (000)			Realized Gains (000)
Retirement Allocation Fund	$	– 0	–	$30	$	– 0	–	$	– 0	–	$	– 0	–	$30	$	– 0	–	$	– 0	–
2010 Fund		– 0	–	40		– 0	–		– 0	–		– 0	–	40		– 0	–		– 0	–
2015 Fund		– 0	–	31		– 0	–		– 0	–		– 0	–	31		– 0	–		– 0	–
2020 Fund		– 0	–	30		– 0	–		– 0	–		– 0	–	30		– 0	–		– 0	–
2025 Fund		– 0	–	20		– 0	–		– 0	–		– 0	–	20		– 0	–		– 0	–
2030 Fund		– 0	–	10		– 0	–		– 0	–		– 0	–	10		– 0	–		– 0	–

(a)	Commencement of operations.

*	Amount is less than $500.

AB Concentrated Growth Fund
													Distributions
Multi-Manager Select Portfolio	Market Value 12/15/14(a) (000)			Purchases at Cost (000)	Sales Proceeds (000)			Realized Gain (Loss) (000)			Change in Unrealized Appr./(Depr.) (000)	Market Value 1/31/15 (000)	Income (000)			Realized Gains (000)
Retirement Allocation Fund	$	– 0	–	$21	$	– 0	–	$	– 0	–	$(1)	$20	$	– 0	–*	$	– 0	–*
2010 Fund		– 0	–	21		– 0	–		– 0	–	(1)	20		– 0	–*		– 0	–*
2015 Fund		– 0	–	21		– 0	–		– 0	–	(1)	21		– 0	–*		– 0	–*
2020 Fund		– 0	–	21		– 0	–		– 0	–	(1)	20		– 0	–*		– 0	–*
2025 Fund		– 0	–	31		– 0	–		– 0	–	(1)	30		– 0	–*		1
2030 Fund		– 0	–	31		– 0	–		– 0	–	(1)	30		– 0	–*		1
2035 Fund		– 0	–	62		– 0	–		– 0	–	(2)	59		1			1
2040 Fund		– 0	–	105		– 0	–		– 0	–	(3)	102		1			1
2045 Fund		– 0	–	61		– 0	–		– 0	–	(2)	59		1			1
2050 Fund		– 0	–	61		– 0	–		– 0	–	(2)	59		1			1
2055 Fund		– 0	–	81		– 0	–		– 0	–	(3)	78		1			1

(a)	Commencement of operations.

*	Amount is less than $500.

AB MULTI-MANAGER SELECT RETIREMENT FUNDS •	77

Notes to Financial Statements

AB Bond Inflation Strategy Portfolio
														Distributions
Multi-Manager Select Portfolio	Market Value 12/15/14(a) (000)			Purchases at Cost (000)	Sales Proceeds (000)			Realized Gain (Loss) (000)			Change in Unrealized Appr./(Depr.) (000)		Market Value 1/31/15 (000)	Income (000)			Realized Gains (000)
Retirement Allocation Fund	$	– 0	–	$50	$	– 0	–	$	– 0	–	$1		$51	$	– 0	–	$	– 0	–
2010 Fund		– 0	–	60		– 0	–		– 0	–	1		61		– 0	–		– 0	–
2015 Fund		– 0	–	52		– 0	–		– 0	–	1		53		– 0	–		– 0	–
2020 Fund		– 0	–	20		– 0	–		– 0	–	– 0	–*	20		– 0	–		– 0	–

(a)	Commencement of operations.

*	Amount is less than $500.

AB Intermediate Bond Portfolio
														Distributions
Multi-Manager Select Portfolio	Market Value 12/15/14(a) (000)			Purchases at Cost (000)	Sales Proceeds (000)			Realized Gain (Loss) (000)			Change in Unrealized Appr./(Depr.) (000)		Market Value 1/31/15 (000)	Income (000)			Realized Gains (000)
Retirement Allocation Fund	$	– 0	–	$80	$	– 0	–	$	– 0	–	$2		$82	$	– 0	–	$	– 0	–
2010 Fund		– 0	–	40		– 0	–		– 0	–	1		41		– 0	–		– 0	–
2015 Fund		– 0	–	31		– 0	–		– 0	–	1		32		– 0	–		– 0	–
2020 Fund		– 0	–	20		– 0	–		– 0	–	– 0	–*	20		– 0	–		– 0	–
2025 Fund		– 0	–	20		– 0	–		– 0	–	– 0	–*	20		– 0	–		– 0	–
2030 Fund		– 0	–	20		– 0	–		– 0	–	– 0	–*	20		– 0	–		– 0	–
2035 Fund		– 0	–	20		– 0	–		– 0	–	– 0	–*	20		– 0	–		– 0	–
2040 Fund		– 0	–	30		– 0	–		– 0	–	– 0	–*	30		– 0	–		– 0	–
2045 Fund		– 0	–	20		– 0	–		– 0	–	– 0	–*	20		– 0	–		– 0	–
2050 Fund		– 0	–	10		– 0	–		– 0	–	– 0	–*	10		– 0	–		– 0	–
2055 Fund		– 0	–	13		– 0	–		– 0	–	– 0	–*	13		– 0	–		– 0	–

(a)	Commencement of operations.

*	Amount is less than $500.

AB Discovery Growth Fund, Inc.
													Distributions
Multi-Manager Select Portfolio	Market Value 12/15/14(a) (000)			Purchases at Cost (000)	Sales Proceeds (000)			Realized Gain (Loss) (000)			Change in Unrealized Appr./(Depr.) (000)	Market Value 1/31/15 (000)	Income (000)			Realized Gains (000)
2025 Fund	$	– 0	–	$11	$	– 0	–	$	– 0	–	$(1)	$10	$	– 0	–	$1
2030 Fund		– 0	–	11		– 0	–		– 0	–	(1)	10		– 0	–	1
2035 Fund		– 0	–	11		– 0	–		– 0	–	(1)	10		– 0	–	1
2040 Fund		– 0	–	16		– 0	–		– 0	–	(1)	15		– 0	–	1
2045 Fund		– 0	–	11		– 0	–		– 0	–	(1)	10		– 0	–	1
2050 Fund		– 0	–	11		– 0	–		– 0	–	(1)	10		– 0	–	1
2055 Fund		– 0	–	14		– 0	–		– 0	–	(1)	13		– 0	–	1

(a)	Commencement of operations.

78	• AB MULTI-MANAGER SELECT RETIREMENT FUNDS

Notes to Financial Statements

AB Discovery Value Fund
													Distributions
Multi-Manager Select Portfolio	Market Value 12/15/14(a) (000)			Purchases at Cost (000)	Sales Proceeds (000)			Realized Gain (Loss) (000)			Change in Unrealized Appr./(Depr.) (000)	Market Value 1/31/15 (000)	Income (000)			Realized Gains (000)
2020 Fund	$	– 0	–	$11	$	– 0	–	$	– 0	–	$(1)	$10	$	– 0	–*	$1
2025 Fund		– 0	–	11		– 0	–		– 0	–	(1)	10		– 0	–*	1
2030 Fund		– 0	–	22		– 0	–		– 0	–	(2)	20		– 0	–*	2
2035 Fund		– 0	–	22		– 0	–		– 0	–	(2)	20		– 0	–*	2
2040 Fund		– 0	–	32		– 0	–		– 0	–	(2)	30		– 0	–*	2
2045 Fund		– 0	–	34		– 0	–		– 0	–	(3)	31		1		3
2050 Fund		– 0	–	34		– 0	–		– 0	–	(3)	31		1		3
2055 Fund		– 0	–	44		– 0	–		– 0	–	(4)	40		1		3

(a)	Commencement of operations.

*	Amount is less than $500.

AB Global Bond Fund, Inc.
															Distributions
Multi-Manager Select Portfolio	Market Value 12/15/14(a) (000)			Purchases at Cost (000)	Sales Proceeds (000)			Realized Gain (Loss) (000)			Change in Unrealized Appr./(Depr.) (000)			Market Value 1/31/15 (000)	Income (000)			Realized Gains (000)
Retirement Allocation Fund	$	– 0	–	$20	$	– 0	–	$	– 0	–	$	– 0	–*	$20	$	– 0	–	$	– 0	–
2010 Fund		– 0	–	20		– 0	–		– 0	–		– 0	–*	20		– 0	–		– 0	–
2015 Fund		– 0	–	42		– 0	–		– 0	–		1		43		– 0	–		– 0	–
2020 Fund		– 0	–	40		– 0	–		– 0	–		1		41		– 0	–		– 0	–
2025 Fund		– 0	–	40		– 0	–		– 0	–		1		41		– 0	–		– 0	–
2030 Fund		– 0	–	40		– 0	–		– 0	–		1		41		– 0	–		– 0	–
2035 Fund		– 0	–	10		– 0	–		– 0	–		– 0	–*	10		– 0	–		– 0	–

(a)	Commencement of operations.

*	Amount is less than $500.

AB Growth and Income Fund
													Distributions
Multi-Manager Select Portfolio	Market Value 12/15/14(a) (000)			Purchases at Cost (000)	Sales Proceeds (000)			Realized Gain (Loss) (000)			Change in Unrealized Appr./(Depr.) (000)	Market Value 1/31/15 (000)	Income (000)			Realized Gains (000)
Retirement Allocation Fund	$	– 0	–	$42	$	– 0	–	$	– 0	–	$(2)	$40	$	– 0	–*	$2
2010 Fund		– 0	–	42		– 0	–		– 0	–	(2)	40		– 0	–*	2
2015 Fund		– 0	–	44		– 0	–		– 0	–	(2)	42		– 0	–*	2
2020 Fund		– 0	–	53		– 0	–		– 0	–	(3)	50		1		2
2025 Fund		– 0	–	74		– 0	–		– 0	–	(4)	70		1		3
2030 Fund		– 0	–	95		– 0	–		– 0	–	(5)	90		1		4
2035 Fund		– 0	–	137		– 0	–		– 0	–	(7)	130		2		6
2040 Fund		– 0	–	246		– 0	–		– 0	–	(10)	236		2		8
2045 Fund		– 0	–	169		– 0	–		– 0	–	(9)	160		2		8
2050 Fund		– 0	–	169		– 0	–		– 0	–	(9)	160		2		8
2055 Fund		– 0	–	221		– 0	–		– 0	–	(10)	211		2		8

(a)	Commencement of operations.

*	Amount is less than $500.

AB MULTI-MANAGER SELECT RETIREMENT FUNDS •	79

Notes to Financial Statements

AB High Income Fund
													Distributions
Multi-Manager Select Portfolio	Market Value 12/15/14(a) (000)			Purchases at Cost (000)	Sales Proceeds (000)			Realized Gain (Loss) (000)			Change in Unrealized Appr./(Depr.) (000)	Market Value 1/31/15 (000)	Income (000)			Realized Gains (000)
Retirement Allocation Fund	$	– 0	–	$40	$	– 0	–	$	– 0	–	$1	$41	$	– 0	–	$	– 0	–
2010 Fund		– 0	–	60		– 0	–		– 0	–	1	61		– 0	–		– 0	–
2015 Fund		– 0	–	63		– 0	–		– 0	–	1	64		– 0	–		– 0	–
2020 Fund		– 0	–	71		– 0	–		– 0	–	1	72		– 0	–		– 0	–
2025 Fund		– 0	–	71		– 0	–		– 0	–	1	72		– 0	–		– 0	–
2030 Fund		– 0	–	50		– 0	–		– 0	–	1	51		– 0	–		– 0	–
2035 Fund		– 0	–	30		– 0	–		– 0	–	1	31		– 0	–		– 0	–

(a)	Commencement of operations.

AB Global Real Estate Investment Fund II
													Distributions
Multi-Manager Select Portfolio	Market Value 12/15/14(a) (000)			Purchases at Cost (000)	Sales Proceeds (000)			Realized Gain (Loss) (000)			Change in Unrealized Appr./(Depr.) (000)	Market Value 1/31/15 (000)	Income (000)			Realized Gains (000)
Retirement Allocation Fund	$	– 0	–	$20	$	– 0	–	$	– 0	–	$1	$21	$	– 0	–*	$	– 0	–
2010 Fund		– 0	–	20		– 0	–		– 0	–	1	21		– 0	–*		– 0	–
2015 Fund		– 0	–	32		– 0	–		– 0	–	1	33		1			– 0	–
2020 Fund		– 0	–	31		– 0	–		– 0	–	1	32		1			– 0	–
2025 Fund		– 0	–	31		– 0	–		– 0	–	1	32		1			– 0	–
2030 Fund		– 0	–	31		– 0	–		– 0	–	1	32		1			– 0	–
2035 Fund		– 0	–	20		– 0	–		– 0	–	1	21		– 0	–*		– 0	–
2040 Fund		– 0	–	30		– 0	–		– 0	–	1	31		– 0	–*		– 0	–
2045 Fund		– 0	–	20		– 0	–		– 0	–	1	21		– 0	–*		– 0	–
2050 Fund		– 0	–	20		– 0	–		– 0	–	1	21		– 0	–*		– 0	–
2055 Fund		– 0	–	27		– 0	–		– 0	–	1	28		– 0	–*		– 0	–

(a)	Commencement of operations.

*	Amount is less than $500.

AB Unconstrained Bond Fund, Inc.
															Distributions
Multi-Manager Select Portfolio	Market Value 12/15/14(a) (000)			Purchases at Cost (000)	Sales Proceeds (000)			Realized Gain (Loss) (000)			Change in Unrealized Appr./(Depr.) (000)*			Market Value 1/31/15 (000)	Income (000)			Realized Gains (000)
Retirement Allocation Fund	$	– 0	–	$31	$	– 0	–	$	– 0	–	$	– 0	–	$31	$	– 0	–	$	– 0	–
2010 Fund		– 0	–	20		– 0	–		– 0	–		– 0	–	20		– 0	–		– 0	–
2015 Fund		– 0	–	21		– 0	–		– 0	–		– 0	–	21		– 0	–		– 0	–
2020 Fund		– 0	–	20		– 0	–		– 0	–		– 0	–	20		– 0	–		– 0	–
2025 Fund		– 0	–	10		– 0	–		– 0	–		– 0	–	10		– 0	–		– 0	–
2030 Fund		– 0	–	10		– 0	–		– 0	–		– 0	–	10		– 0	–		– 0	–

(a)	Commencement of operations.

*	Amount is less than $500.

80	• AB MULTI-MANAGER SELECT RETIREMENT FUNDS

Notes to Financial Statements

NOTE C

Distribution Services Agreement

The Funds have adopted a Distribution Services Agreement (the “Agreement”) pursuant to Rule 12b-1 under the Investment Company Act of 1940. Under the Agreement, each Fund pays distribution and servicing fees to the Distributor at an annual rate of up to .25% of each Fund’s average daily net assets attributable to Class A shares and 1% of the Fund’s average daily net assets attributable to Class C shares, .50% of the Fund’s average daily net assets attributable to Class R shares and .25% of the Fund’s average daily net assets attributable to Class K shares. There are no distribution and servicing fees on the Advisor Class, Class I and Class Z shares.

The fees are accrued daily and paid monthly. The Agreement provides that the Distributor will use such payments in their entirety for distribution assistance and promotional activities.

Since the commencement of the Funds’ operations, the Distributor has not incurred expenses in excess of the distribution costs eligible to be reimbursed by each Fund for Class C, Class R and Class K.

While such costs may be recovered from the Funds in future periods so long as the Agreement is in effect, the rate of the distribution and servicing fees payable under the Agreement may not be increased without a shareholder vote. In accordance with the Agreement, there is no provision for recovery of unreimbursed distribution costs incurred by the Distributor beyond the current fiscal year for Class A shares. The Agreement also provides that the Adviser may use its own resources to finance the distribution of the Funds’ shares.

NOTE D

Investment Transactions

Purchases and sales of investments in the Underlying Portfolios for the period ended January 31, 2015 were as follows:

Fund	Purchases	Sales
Multi-Manager Select Retirement Allocation	$1,006,177	$	– 0	–
Multi-Manager Select 2010	1,012,003		– 0	–
Multi-Manager Select 2015	1,057,116		– 0	–
Multi-Manager Select 2020	1,016,554		– 0	–
Multi-Manager Select 2025	1,019,784		– 0	–
Multi-Manager Select 2030	1,023,834		– 0	–
Multi-Manager Select 2035	1,026,707		– 0	–
Multi-Manager Select 2040	1,510,598		– 0	–
Multi-Manager Select 2045	1,028,313		– 0	–
Multi-Manager Select 2050	1,028,839		– 0	–
Multi-Manager Select 2055	1,347,111		– 0	–

AB MULTI-MANAGER SELECT RETIREMENT FUNDS •	81

Notes to Financial Statements

The cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes. Accordingly, gross unrealized appreciation and unrealized depreciation are as follows:

	Gross Unrealized		Net Unrealized Appreciation/ (Depreciation)
Fund	Appreciation	(Depreciation)
Multi-Manager Select Retirement Allocation	$10,832	$(8,378)	$2,454
Multi-Manager Select 2010	11,607	(12,537)	(930)
Multi-Manager Select 2015	11,614	(13,637)	(2,023)
Multi-Manager Select 2020	10,058	(15,908)	(5,850)
Multi-Manager Select 2025	9,622	(18,782)	(9,160)
Multi-Manager Select 2030	7,784	(21,854)	(14,070)
Multi-Manager Select 2035	7,179	(24,639)	(17,460)
Multi-Manager Select 2040	7,354	(29,472)	(22,118)
Multi-Manager Select 2045	7,315	(26,227)	(18,912)
Multi-Manager Select 2050	8,013	(26,163)	(18,150)
Multi-Manager Select 2055	11,112	(28,142)	(17,030)

1. Currency Transactions

A Fund may invest in non-U.S. dollar securities on a currency hedged or unhedged basis or may be exposed to such securities through its investments in an Underlying Portfolio. A Fund or an Underlying Portfolio may seek investment opportunities by taking long or short positions in currencies through the use of currency-related derivatives, including forward currency exchange contracts, futures and options on futures, swaps, and other options. A Fund or an Underlying Portfolio may enter into transactions for investment opportunities when it anticipates that a foreign currency will appreciate or depreciate in value but securities denominated in that currency are not held by the Fund or the Underlying Portfolio and do not present attractive investment opportunities. Such transactions may also be used when the Adviser or an Underlying Portfolio’s investment adviser believes that it may be more efficient than a direct investment in a foreign currency-denominated security. A Fund or an Underlying Portfolio may also conduct currency exchange contracts on a spot basis (i.e., for cash at the spot rate prevailing in the currency exchange market for buying or selling currencies).

82	• AB MULTI-MANAGER SELECT RETIREMENT FUNDS

Notes to Financial Statements

NOTE E

Capital Stock

Each class consists of 1,000,000,000 authorized shares. Transactions in capital shares for each class were as follows:

	Multi-Manager Select Retirement Allocation Fund
	Shares	Amount
	December 15, 2014(a) to January 31, 2015 (unaudited)	December 15, 2014(a) to January 31, 2015 (unaudited)

Class A
Shares sold	1,002	$10,015

Net increase	1,002	$10,015

Class C
Shares sold	1,002	$10,018

Net increase	1,002	$10,018

Advisor Class
Shares sold	1,000	$10,002

Net increase	1,000	$10,002

Class R
Shares sold	1,000	$10,002

Shares issued in reinvestment of dividends	14	142

Net increase	1,014	$10,144

Class K
Shares sold	1,000	$10,002

Shares issued in reinvestment of dividends	15	143

Net increase	1,015	$10,145

Class I
Shares sold	94,002	$940,017

Shares issued in reinvestment of dividends	1,357	13,574

Net increase	95,359	$953,591

Class Z
Shares sold	1,001	$10,010

Shares issued in reinvestment of dividends	14	144

Net increase	1,015	$10,154

(a)	Commencement of operations.

At January 31, 2015, the Adviser owned 100.0% of the Fund’s outstanding shares.

AB MULTI-MANAGER SELECT RETIREMENT FUNDS •	83

Notes to Financial Statements

	Multi-Manager Select 2010 Fund
	Shares	Amount
	December 15, 2014(a) to January 31, 2015 (unaudited)	December 15, 2014(a) to January 31, 2015 (unaudited)

Class A
Shares sold	1,006	$10,060

Shares issued in reinvestment of dividends	3	28

Net increase	1,009	$10,088

Class C
Shares sold	1,002	$10,024

Shares issued in reinvestment of dividends	3	24

Net increase	1,005	$10,048

Advisor Class
Shares sold	1,006	$10,063

Shares issued in reinvestment of dividends	3	30

Net increase	1,009	$10,093

Class R
Shares sold	1,005	$10,055

Shares issued in reinvestment of dividends	21	202

Net increase	1,026	$10,257

Class K
Shares sold	1,002	$10,018

Shares issued in reinvestment of dividends	20	203

Net increase	1,022	$10,221

Class I
Shares sold	94,002	$940,018

Shares issued in reinvestment of dividends	1,922	19,223

Net increase	95,924	$959,241

Class Z
Shares sold	1,003	$10,027

Shares issued in reinvestment of dividends	20	205

Net increase	1,023	$10,232

(a)	Commencement of operations.

At January 31, 2015, the Adviser owned 100.0% of the Fund’s outstanding shares.

84	• AB MULTI-MANAGER SELECT RETIREMENT FUNDS

Notes to Financial Statements

	Multi-Manager Select 2015 Fund
	Shares	Amount
	December 15, 2014(a) to January 31, 2015 (unaudited)	December 15, 2014(a) to January 31, 2015 (unaudited)

Class A
Shares sold	5,322	$53,741

Shares issued in reinvestment of dividends	4	39

Net increase	5,326	$53,780

Class C
Shares sold	1,002	$10,024

Shares issued in reinvestment of dividends	4	35

Net increase	1,006	$10,059

Advisor Class
Shares sold	1,006	$10,063

Shares issued in reinvestment of dividends	4	40

Net increase	1,010	$10,103

Class R
Shares sold	1,002	$10,020

Shares issued in reinvestment of dividends	21	213

Net increase	1,023	$10,233

Class K
Shares sold	1,002	$10,018

Shares issued in reinvestment of dividends	21	214

Net increase	1,023	$10,232

Class I
Shares sold	94,002	$940,018

Shares issued in reinvestment of dividends	2,021	20,248

Net increase	96,023	$960,266

Class Z
Shares sold	1,003	$10,028

Shares issued in reinvestment of dividends	21	216

Net increase	1,024	$10,244

(a)	Commencement of operations.

At January 31, 2015, the Adviser owned 95.9% of the Fund’s outstanding shares.

AB MULTI-MANAGER SELECT RETIREMENT FUNDS •	85

Notes to Financial Statements

	Multi-Manager Select 2020 Fund
	Shares	Amount
	December 15, 2014(a) to January 31, 2015 (unaudited)	December 15, 2014(a) to January 31, 2015 (unaudited)

Class A
Shares sold	1,006	$10,060

Shares issued in reinvestment of dividends	8	78

Net increase	1,014	$10,138

Class C
Shares sold	1,002	$10,024

Shares issued in reinvestment of dividends	7	74

Net increase	1,009	$10,098

Advisor Class
Shares sold	1,006	$10,064

Shares issued in reinvestment of dividends	8	79

Net increase	1,014	$10,143

Class R
Shares sold	1,002	$10,020

Shares issued in reinvestment of dividends	25	251

Net increase	1,027	$10,271

Class K
Shares sold	1,002	$10,018

Shares issued in reinvestment of dividends	25	253

Net increase	1,027	$10,271

Class I
Shares sold	94,001	$940,018

Shares issued in reinvestment of dividends	2,381	23,876

Net increase	96,382	$963,894

Class Z
Shares sold	1,003	$10,027

Shares issued in reinvestment of dividends	25	255

Net increase	1,028	$10,282

(a)	Commencement of operations.

At January 31, 2015, the Adviser owned 100.0% of the Fund’s outstanding shares.

86	• AB MULTI-MANAGER SELECT RETIREMENT FUNDS

Notes to Financial Statements

	Multi-Manager Select 2025 Fund
	Shares	Amount
	December 15, 2014(a) to January 31, 2015 (unaudited)	December 15, 2014(a) to January 31, 2015 (unaudited)

Class A
Shares sold	1,006	$10,060

Shares issued in reinvestment of dividends	11	112

Net increase	1,017	$10,172

Class C
Shares sold	1,002	$10,023

Shares issued in reinvestment of dividends	11	108

Net increase	1,013	$10,131

Advisor Class
Shares sold	1,006	$10,064

Shares issued in reinvestment of dividends	11	113

Net increase	1,017	$10,177

Class R
Shares sold	1,002	$10,020

Shares issued in reinvestment of dividends	28	286

Net increase	1,030	$10,306

Class K
Shares sold	1,002	$10,018

Shares issued in reinvestment of dividends	28	287

Net increase	1,030	$10,305

Class I
Shares sold	94,002	$940,018

Shares issued in reinvestment of dividends	2,700	27,082

Net increase	96,702	$967,100

Class Z
Shares sold	1,002	$10,018

Shares issued in reinvestment of dividends	29	288

Net increase	1,031	$10,306

(a)	Commencement of operations.

At January 31, 2015, the Adviser owned 100.0% of the Fund’s outstanding shares.

AB MULTI-MANAGER SELECT RETIREMENT FUNDS •	87

Notes to Financial Statements

	Multi-Manager Select 2030 Fund
	Shares	Amount
	December 15, 2014(a) to January 31, 2015 (unaudited)	December 15, 2014(a) to January 31, 2015 (unaudited)

Class A
Shares sold	1,006	$10,060

Shares issued in reinvestment of dividends	15	156

Net increase	1,021	$10,216

Class C
Shares sold	1,002	$10,024

Shares issued in reinvestment of dividends	15	152

Net increase	1,017	$10,176

Advisor Class
Shares sold	1,006	$10,064

Shares issued in reinvestment of dividends	16	158

Net increase	1,022	$10,222

Class R
Shares sold	1,003	$10,026

Shares issued in reinvestment of dividends	33	330

Net increase	1,036	$10,356

Class K
Shares sold	1,002	$10,017

Shares issued in reinvestment of dividends	33	332

Net increase	1,035	$10,349

Class I
Shares sold	94,001	$940,018

Shares issued in reinvestment of dividends	3,114	31,236

Net increase	97,115	$971,254

Class Z
Shares sold	1,002	$10,018

Shares issued in reinvestment of dividends	33	333

Net increase	1,035	$10,351

(a)	Commencement of operations.

At January 31, 2015, the Adviser owned 100.0% of the Fund’s outstanding shares.

88	• AB MULTI-MANAGER SELECT RETIREMENT FUNDS

Notes to Financial Statements

	Multi-Manager Select 2035 Fund
	Shares	Amount
	December 15, 2014(a) to January 31, 2015 (unaudited)	December 15, 2014(a) to January 31, 2015 (unaudited)

Class A
Shares sold	1,003	$10,034

Shares issued in reinvestment of dividends	19	190

Net increase	1,022	$10,224

Class C
Shares sold	1,003	$10,024

Shares issued in reinvestment of dividends	18	186

Net increase	1,021	$10,210

Advisor Class
Shares sold	1,006	$10,064

Shares issued in reinvestment of dividends	19	191

Net increase	1,025	$10,255

Class R
Shares sold	1,003	$10,026

Shares issued in reinvestment of dividends	36	364

Net increase	1,039	$10,390

Class K
Shares sold	1,002	$10,018

Shares issued in reinvestment of dividends	36	366

Net increase	1,038	$10,384

Class I
Shares sold	94,002	$940,017

Shares issued in reinvestment of dividends	3,440	34,508

Net increase	97,442	$974,525

Class Z
Shares sold	1,001	$10,018

Shares issued in reinvestment of dividends	37	367

Net increase	1,038	$10,385

(a)	Commencement of operations.

At January 31, 2015, the Adviser owned 100.0% of the Fund’s outstanding shares.

AB MULTI-MANAGER SELECT RETIREMENT FUNDS •	89

Notes to Financial Statements

	Multi-Manager Select 2040 Fund
	Shares	Amount
	December 15, 2014(a) to January 31, 2015 (unaudited)	December 15, 2014(a) to January 31, 2015 (unaudited)

Class A
Shares sold	1,003	$10,033

Shares issued in reinvestment of dividends	26	266

Net increase	1,029	$10,299

Class C
Shares sold	1,002	$10,024

Shares issued in reinvestment of dividends	26	261

Net increase	1,028	$10,285

Advisor Class
Shares sold	1,006	$10,064

Shares issued in reinvestment of dividends	26	267

Net increase	1,032	$10,331

Class R
Shares sold	1,003	$10,026

Shares issued in reinvestment of dividends	44	440

Net increase	1,047	$10,466

Class K
Shares sold	1,002	$10,018

Shares issued in reinvestment of dividends	44	441

Net increase	1,046	$10,459

Class I
Shares sold	94,003	$940,028

Shares issued in reinvestment of dividends	4,168	41,595

Net increase	98,171	$981,623

Class Z
Shares sold	50,830	$493,853

Shares issued in reinvestment of dividends	45	442

Net increase	50,875	$494,295

(a)	Commencement of operations.

At January 31, 2015, the Adviser owned 67.7% of the Fund’s outstanding shares.

90	• AB MULTI-MANAGER SELECT RETIREMENT FUNDS

Notes to Financial Statements

	Multi-Manager Select 2045 Fund
	Shares	Amount
	December 15, 2014(a) to January 31, 2015 (unaudited)	December 15, 2014(a) to January 31, 2015 (unaudited)

Class A
Shares sold	1,003	$10,034

Shares issued in reinvestment of dividends	20	206

Net increase	1,023	$10,240

Class C
Shares sold	1,002	$10,023

Shares issued in reinvestment of dividends	20	201

Net increase	1,022	$10,224

Advisor Class
Shares sold	1,007	$10,064

Shares issued in reinvestment of dividends	20	206

Net increase	1,027	$10,270

Class R
Shares sold	1,002	$10,022

Shares issued in reinvestment of dividends	38	380

Net increase	1,040	$10,402

Class K
Shares sold	1,002	$10,018

Shares issued in reinvestment of dividends	38	381

Net increase	1,040	$10,399

Class I
Shares sold	94,003	$940,027

Shares issued in reinvestment of dividends	3,580	35,946

Net increase	97,583	$975,973

Class Z
Shares sold	1,003	$10,028

Shares issued in reinvestment of dividends	38	382

Net increase	1,041	$10,410

(a)	Commencement of operations.

At January 31, 2015, the Adviser owned 100.0% of the Fund’s outstanding shares.

AB MULTI-MANAGER SELECT RETIREMENT FUNDS •	91

Notes to Financial Statements

	Multi-Manager Select 2050 Fund
	Shares	Amount
	December 15, 2014(a) to January 31, 2015 (unaudited)	December 15, 2014(a) to January 31, 2015 (unaudited)

Class A
Shares sold	1,003	$10,034

Shares issued in reinvestment of dividends	21	211

Net increase	1,024	$10,245

Class C
Shares sold	1,002	$10,023

Shares issued in reinvestment of dividends	20	207

Net increase	1,022	$10,230

Advisor Class
Shares sold	1,006	$10,064

Shares issued in reinvestment of dividends	21	212

Net increase	1,027	$10,276

Class R
Shares sold	1,003	$10,022

Shares issued in reinvestment of dividends	38	385

Net increase	1,041	$10,407

Class K
Shares sold	1,002	$10,018

Shares issued in reinvestment of dividends	38	386

Net increase	1,040	$10,404

Class I
Shares sold	94,003	$940,029

Shares issued in reinvestment of dividends	3,632	36,463

Net increase	97,635	$976,492

Class Z
Shares sold	1,003	$10,031

Shares issued in reinvestment of dividends	39	388

Net increase	1,042	$10,419

(a)	Commencement of operations.

At January 31, 2015, the Adviser owned 100.0% of the Fund’s outstanding shares.

92	• AB MULTI-MANAGER SELECT RETIREMENT FUNDS

Notes to Financial Statements

	Multi-Manager Select 2055 Fund
	Shares	Amount
	December 15, 2014(a) to January 31, 2015 (unaudited)	December 15, 2014(a) to January 31, 2015 (unaudited)

Class A
Shares sold	1,003	$10,034

Shares issued in reinvestment of dividends	21	211

Net increase	1,024	$10,245

Class C
Shares sold	1,002	$10,023

Shares issued in reinvestment of dividends	21	207

Net increase	1,023	$10,230

Advisor Class
Shares sold	32,987	$327,312

Shares issued in reinvestment of dividends	21	212

Net increase	33,008	$327,524

Class R
Shares sold	1,003	$10,025

Shares issued in reinvestment of dividends	38	385

Net increase	1,041	$10,410

Class K
Shares sold	1,002	$10,018

Shares issued in reinvestment of dividends	38	386

Net increase	1,040	$10,404

Class I
Shares sold	94,008	$940,077

Shares issued in reinvestment of dividends	3,631	36,463

Net increase	97,639	$976,540

Class Z
Shares sold	1,001	$10,015

Shares issued in reinvestment of dividends	39	388

Net increase	1,040	$10,403

(a)	Commencement of operations.

At January 31, 2015, the Adviser owned 76.4% of the Fund’s outstanding shares.

NOTE F

Risks Involved in Investing in the Funds

Allocation Risk—The allocation of investments among the Underlying Funds’ different investment styles, such as equity or debt securities, or U.S. or non-U.S. securities, may have a more significant effect on the Fund’s net asset value

AB MULTI-MANAGER SELECT RETIREMENT FUNDS •	93

Notes to Financial Statements

(“NAV”) when one of these investments is performing more poorly than the other. There is no assurance that allocation decisions will result in the desired effects. Subjective decisions made by the Adviser and/or Morningstar may cause the Fund to incur losses or to miss profit opportunities on which it might otherwise have capitalized. The limited universe of Underlying Funds and the requirement that a specified percentage of Fund assets be invested in AllianceBernstein mutual funds as noted above may adversely affect Fund performance.

Interest Rate Risk and Credit Risk—Interest rate risk is the risk that changes in interest rates will affect the value of an Underlying Portfolio’s investments in fixed-income debt securities such as bonds or notes. Increases in interest rates may cause the value of the Underlying Portfolio’s investments to decline. Credit risk is the risk that the issuer or guarantor of a debt security, or the counterparty to a derivative contract, will be unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations. The degree of risk for a particular security may be reflected in its credit rating. Credit risk is greater for medium quality and lower-rated securities. Lower-rated debt securities and similar unrated securities (commonly known as “junk bonds”) have speculative elements or are predominantly speculative risks.

Foreign Securities Risk—An Underlying Portfolio’s investments in securities of foreign companies or foreign governments involves special risks which include changes in foreign currency exchange rates and the possibility of future political and economic developments which could adversely affect the value of such securities. Moreover, securities of many foreign companies or foreign governments and their markets may be less liquid and their prices more volatile than those of comparable U.S. companies or of the U.S. government.

Currency Risk—This is the risk that changes in foreign currency exchange rates may negatively affect the value of an Underlying Portfolio’s investments or reduce the returns of the Underlying Portfolio. For example, the value of the Underlying Portfolio’s investments in foreign currency-denominated securities or currencies may decrease if the U.S. dollar is strong (i.e., gaining value relative to other currencies) and other currencies are weak (i.e., losing value relative to the U.S. dollar). Currency markets are generally not as regulated as securities markets. Independent of the Underlying Portfolio’s investments denominated in foreign currencies, the Underlying Portfolio’s positions in various foreign currencies may cause the Underlying Portfolio to experience investment losses due to the changes in exchange rates and interest rates.

Derivatives Risk—An Underlying Portfolio may enter into derivative transactions such as forwards, options, futures and swaps. Derivatives may be illiquid, difficult to price, and leveraged so that small changes may produce disproportionate losses for the Underlying Portfolio (and, ultimately, the Funds) and may be subject to counterparty risk to a greater degree than more traditional investments.

94	• AB MULTI-MANAGER SELECT RETIREMENT FUNDS

Notes to Financial Statements

Indemnification Risk—In the ordinary course of business, the Funds enter into contracts that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Funds have not had prior claims or losses pursuant to these indemnification provisions and expect the risk of loss thereunder to be remote. Therefore, the Funds have not accrued any liability in connection with these indemnification provisions.

NOTE G

Tax Information

For tax purposes, net capital losses may be carried over to offset future capital gains, if any. Under the Regulated Investment Company Modernization Act of 2010, funds are permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an indefinite period. These capital loss carryforwards will retain their character as either short-term or long-term capital losses.

NOTE H

Subsequent Events

Management has evaluated subsequent events for possible recognition or disclosure in the financial statements through the date the financial statements are issued. Management has determined that there are no material events that would require disclosure in the Funds’ financial statements through this date.

AB MULTI-MANAGER SELECT RETIREMENT FUNDS •	95

Notes to Financial Statements

FINANCIAL HIGHLIGHTS

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

Multi-Manager Select Retirement Allocation Fund
Class A
December 15, 2014(a) to January 31, 2015 (unaudited)

Net asset value, beginning of period	$ 10.00

Income From Investment Operations
Net investment income(b)(c)	.05
Net realized and unrealized gain on investment transactions	.08

Net increase in net asset value from operations	.13

Net asset value, end of period	$ 10.13

Total Return
Total investment return based on net asset value(d)	1.30%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$10
Ratio to average net assets of:
Expenses, net of waivers/reimbursements^	.39%
Expenses, before waivers/reimbursements^	71.87%
Net investment income(c)^	3.98%
Portfolio turnover rate	0%

See footnote summary on page 172.

96	• AB MULTI-MANAGER SELECT RETIREMENT FUNDS

Financial Highlights

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

Multi-Manager Select Retirement Allocation Fund
Class C
December 15, 2014(a) to January 31, 2015 (unaudited)

Net asset value, beginning of period	$ 10.00

Income From Investment Operations
Net investment income(b)(c)	.04
Net realized and unrealized gain on investment transactions	.08

Net increase in net asset value from operations	.12

Net asset value, end of period	$ 10.12

Total Return
Total investment return based on net asset value(d)	1.20%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$10
Ratio to average net assets of:
Expenses, net of waivers/reimbursements^	1.14%
Expenses, before waivers/reimbursements^	72.64%
Net investment income(c)^	3.23%
Portfolio turnover rate	0%

See footnote summary on page 172.

AB MULTI-MANAGER SELECT RETIREMENT FUNDS •	97

Financial Highlights

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

Multi-Manager Select Retirement Allocation Fund
Advisor Class
December 15, 2014(a) to January 31, 2015 (unaudited)

Net asset value, beginning of period	$ 10.00

Income From Investment Operations
Net investment income(b)(c)	.06
Net realized and unrealized gain on investment transactions	.07

Net increase in net asset value from operations	.13

Net asset value, end of period	$ 10.13

Total Return
Total investment return based on net asset value(d)	1.30%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$10
Ratio to average net assets of:
Expenses, net of waivers/reimbursements^	.14%
Expenses, before waivers/reimbursements^	71.64%
Net investment income(c)^	4.21%
Portfolio turnover rate	0%

See footnote summary on page 172.

98	• AB MULTI-MANAGER SELECT RETIREMENT FUNDS

Financial Highlights

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

Multi-Manager Select Retirement Allocation Fund
Class R
December 15, 2014(a) to January 31, 2015 (unaudited)

Net asset value, beginning of period	$ 10.00

Income From Investment Operations
Net investment income(b)(c)	.05
Net realized and unrealized gain on investment transactions	.07

Net increase in net asset value from operations	.12

Less: Dividends
Dividends from net investment income	(.14)

Net asset value, end of period	$ 9.98

Total Return
Total investment return based on net asset value(b)	1.21%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$10
Ratio to average net assets of:
Expenses, net of waivers/reimbursements^	.64%
Expenses, before waivers/reimbursements^	36.93%
Net investment income(c)^	3.76%
Portfolio turnover rate	0%

See footnote summary on page 172.

AB MULTI-MANAGER SELECT RETIREMENT FUNDS •	99

Financial Highlights

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

Multi-Manager Select Retirement Allocation Fund
Class K
December 15, 2014(a) to January 31, 2015 (unaudited)

Net asset value, beginning of period	$ 10.00

Income From Investment Operations
Net investment income(b)(c)	.05
Net realized and unrealized gain on investment transactions	.08

Net increase in net asset value from operations	.13

Less: Dividends
Dividends from net investment income	(.14)

Net asset value, end of period	$ 9.99

Total Return
Total investment return based on net asset value(d)	1.33%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$10
Ratio to average net assets of:
Expenses, net of waivers/reimbursements^	.39%
Expenses, before waivers/reimbursements^	36.70%
Net investment income(c)^	3.99%
Portfolio turnover rate	0%

See footnote summary on page 172.

100	• AB MULTI-MANAGER SELECT RETIREMENT FUNDS

Financial Highlights

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

Multi-Manager Select Retirement Allocation Fund
Class I
December 15, 2014(a) to January 31, 2015 (unaudited)

Net asset value, beginning of period	$ 10.00

Income From Investment Operations
Net investment income(b)(c)	.06
Net realized and unrealized gain on investment transactions	.07

Net increase in net asset value from operations	.13

Less: Dividends
Dividends from net investment income	(.14)

Net asset value, end of period	$ 9.99

Total Return
Total investment return based on net asset value(d)	1.34%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$953
Ratio to average net assets of:
Expenses, net of waivers/reimbursements^	.14%
Expenses, before waivers/reimbursements^	36.42%
Net investment income(c)^	4.25%
Portfolio turnover rate	0%

See footnote summary on page 172.

AB MULTI-MANAGER SELECT RETIREMENT FUNDS •	101

Financial Highlights

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

Multi-Manager Select Retirement Allocation Fund
Class Z
December 15, 2014(a) to January 31, 2015 (unaudited)

Net asset value, beginning of period	$ 10.00

Income From Investment Operations
Net investment income(b)(c)	.06
Net realized and unrealized gain on investment transactions	.07

Net increase in net asset value from operations	.13

Less: Dividends
Dividends from net investment income	(.14)

Net asset value, end of period	$ 9.99

Total Return
Total investment return based on net asset value(d)	1.34%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$10
Ratio to average net assets of:
Expenses, net of waivers/reimbursements^	.14%
Expenses, before waivers/reimbursements^	36.52%
Net investment income(c)^	4.28%
Portfolio turnover rate	0%

See footnote summary on page 172.

102	• AB MULTI-MANAGER SELECT RETIREMENT FUNDS

Financial Highlights

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

Multi-Manager Select 2010 Fund
Class A
December 15, 2014(a) to January 31, 2015 (unaudited)

Net asset value, beginning of period	$ 10.00

Income From Investment Operations
Net investment income(b)(c)	.10
Net realized and unrealized gain on investment transactions	.04

Net increase in net asset value from operations	.14

Less: Dividends
Dividends from net investment income	(.03)

Net asset value, end of period	$ 10.11

Total Return
Total investment return based on net asset value(d)	1.38%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$10
Ratio to average net assets of:
Expenses, net of waivers/reimbursements^	.38%
Expenses, before waivers/reimbursements^	71.55%
Net investment income(c)^	7.15%
Portfolio turnover rate	0%

See footnote summary on page 172.

AB MULTI-MANAGER SELECT RETIREMENT FUNDS •	103

Financial Highlights

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

Multi-Manager Select 2010 Fund
Class C
December 15, 2014(a) to January 31, 2015 (unaudited)

Net asset value, beginning of period	$ 10.00

Income From Investment Operations
Net investment income(b)(c)	.08
Net realized and unrealized gain on investment transactions	.05

Net increase in net asset value from operations	.13

Less: Dividends
Dividends from net investment income	(.02)

Net asset value, end of period	$ 10.11

Total Return
Total investment return based on net asset value(d)	1.34%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$10
Ratio to average net assets of:
Expenses, net of waivers/reimbursements^	1.13%
Expenses, before waivers/reimbursements^	72.26%
Net investment income(c)^	6.36%
Portfolio turnover rate	0%

See footnote summary on page 172.

104	• AB MULTI-MANAGER SELECT RETIREMENT FUNDS

Financial Highlights

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

Multi-Manager Select 2010 Fund
Advisor Class
December 15, 2014(a) to January 31, 2015 (unaudited)

Net asset value, beginning of period	$ 10.00

Income From Investment Operations
Net investment income(b)(c)	.10
Net realized and unrealized gain on investment transactions	.05

Net increase in net asset value from operations	.15

Less: Dividends
Dividends from net investment income	(.03)

Net asset value, end of period	$ 10.12

Total Return
Total investment return based on net asset value(d)	1.49%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$11
Ratio to average net assets of:
Expenses, net of waivers/reimbursements^	.13%
Expenses, before waivers/reimbursements^	71.30%
Net investment income(c)^	7.38%
Portfolio turnover rate	0%

See footnote summary on page 172.

AB MULTI-MANAGER SELECT RETIREMENT FUNDS •	105

Financial Highlights

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

Multi-Manager Select 2010 Fund
Class R
December 15, 2014(a) to January 31, 2015 (unaudited)

Net asset value, beginning of period	$ 10.00

Income From Investment Operations
Net investment income(b)(c)	.09
Net realized and unrealized gain on investment transactions	.05

Net increase in net asset value from operations	.14

Less: Dividends
Dividends from net investment income	(.20)

Net asset value, end of period	$ 9.94

Total Return
Total investment return based on net asset value(d)	1.40%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$10
Ratio to average net assets of:
Expenses, net of waivers/reimbursements^	.63%
Expenses, before waivers/reimbursements^	36.78%
Net investment income(c)^	6.86%
Portfolio turnover rate	0%

See footnote summary on page 172.

106	• AB MULTI-MANAGER SELECT RETIREMENT FUNDS

Financial Highlights

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

Multi-Manager Select 2010 Fund
Class K
December 15, 2014(a) to January 31, 2015 (unaudited)

Net asset value, beginning of period	$ 10.00

Income From Investment Operations
Net investment income(b)(c)	.09
Net realized and unrealized gain on investment transactions	.05

Net increase in net asset value from operations	.14

Less: Dividends
Dividends from net investment income	(.20)

Net asset value, end of period	$ 9.94

Total Return
Total investment return based on net asset value(d)	1.42%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$10
Ratio to average net assets of:
Expenses, net of waivers/reimbursements^	.38%
Expenses, before waivers/reimbursements^	36.52%
Net investment income(c)^	7.18%
Portfolio turnover rate	0%

See footnote summary on page 172.

AB MULTI-MANAGER SELECT RETIREMENT FUNDS •	107

Financial Highlights

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

Multi-Manager Select 2010 Fund
Class I
December 15, 2014(a) to January 31, 2015 (unaudited)

Net asset value, beginning of period	$ 10.00

Income From Investment Operations
Net investment income(b)(c)	.10
Net realized and unrealized gain on investment transactions	.04

Net increase in net asset value from operations	.14

Less: Dividends
Dividends from net investment income	(.20)

Net asset value, end of period	$ 9.94

Total Return
Total investment return based on net asset value(d)	1.43%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$954
Ratio to average net assets of:
Expenses, net of waivers/reimbursements^	.13%
Expenses, before waivers/reimbursements^	36.28%
Net investment income(c)^	7.43%
Portfolio turnover rate	0%

See footnote summary on page 172.

108	• AB MULTI-MANAGER SELECT RETIREMENT FUNDS

Financial Highlights

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

Multi-Manager Select 2010 Fund
Class Z
December 15, 2014(a) to January 31, 2015 (unaudited)

Net asset value, beginning of period	$ 10.00

Income From Investment Operations
Net investment income(b)(c)	.10
Net realized and unrealized gain on investment transactions	.04

Net increase in net asset value from operations	.14

Less: Dividends
Dividends from net investment income	(.20)

Net asset value, end of period	$ 9.94

Total Return
Total investment return based on net asset value(d)	1.43%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$10
Ratio to average net assets of:
Expenses, net of waivers/reimbursements^	.13%
Expenses, before waivers/reimbursements^	36.33%
Net investment income(c)^.	7.40%
Portfolio turnover rate	0%

See footnote summary on page 172.

AB MULTI-MANAGER SELECT RETIREMENT FUNDS •	109

Financial Highlights

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

Multi-Manager Select 2015 Fund
Class A
December 15, 2014(a) to January 31, 2015 (unaudited)

Net asset value, beginning of period	$ 10.00

Income From Investment Operations
Net investment income(b)(c)	.05
Net realized and unrealized gain on investment transactions	.09

Net increase in net asset value from operations	.14

Less: Dividends
Dividends from net investment income	(.04)

Net asset value, end of period	$ 10.10

Total Return
Total investment return based on net asset value(d)	1.39%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$54
Ratio to average net assets of:
Expenses, net of waivers/reimbursements^	.42%
Expenses, before waivers/reimbursements^	59.12%
Net investment income(c)^	4.02%
Portfolio turnover rate	0%

See footnote summary on page 172.

110	• AB MULTI-MANAGER SELECT RETIREMENT FUNDS

Financial Highlights

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

Multi-Manager Select 2015 Fund
Class C
December 15, 2014(a) to January 31, 2015 (unaudited)

Net asset value, beginning of period	$ 10.00

Income From Investment Operations
Net investment income(b)(c)	.09
Net realized and unrealized gain on investment transactions	.05

Net increase in net asset value from operations	.14

Less: Dividends
Dividends from net investment income	(.04)

Net asset value, end of period	$ 10.10

Total Return
Total investment return based on net asset value(d)	1.35%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$10
Ratio to average net assets of:
Expenses, net of waivers/reimbursements^	1.17%
Expenses, before waivers/reimbursements^	66.25%
Net investment income(c)^	7.10%
Portfolio turnover rate	0%

See footnote summary on page 172.

AB MULTI-MANAGER SELECT RETIREMENT FUNDS •	111

Financial Highlights

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

Multi-Manager Select 2015 Fund
Advisor Class
December 15, 2014(a) to January 31, 2015 (unaudited)

Net asset value, beginning of period	$ 10.00

Income From Investment Operations
Net investment income(b)(c)	.11
Net realized and unrealized gain on investment transactions	.03

Net increase in net asset value from operations	.14

Less: Dividends
Dividends from net investment income	(.04)

Net asset value, end of period	$ 10.10

Total Return
Total investment return based on net asset value(d)	1.40%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$10
Ratio to average net assets of:
Expenses, net of waivers/reimbursements^	.17%
Expenses, before waivers/reimbursements^	65.17%
Net investment income(c)^	8.11%
Portfolio turnover rate	0%

See footnote summary on page 172.

112	• AB MULTI-MANAGER SELECT RETIREMENT FUNDS

Financial Highlights

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

Multi-Manager Select 2015 Fund
Class R
December 15, 2014(a) to January 31, 2015 (unaudited)

Net asset value, beginning of period	$ 10.00

Income From Investment Operations
Net investment income(b)(c)	.10
Net realized and unrealized gain on investment transactions	.04

Net increase in net asset value from operations	.14

Less: Dividends
Dividends from net investment income	(.21)

Net asset value, end of period	$ 9.93

Total Return
Total investment return based on net asset value(d)	1.41%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$10
Ratio to average net assets of:
Expenses, net of waivers/reimbursements^	.67%
Expenses, before waivers/reimbursements^	36.38%
Net investment income(c)^	7.62%
Portfolio turnover rate	0%

See footnote summary on page 172.

AB MULTI-MANAGER SELECT RETIREMENT FUNDS •	113

Financial Highlights

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

Multi-Manager Select 2015 Fund
Class K
December 15, 2014(a) to January 31, 2015 (unaudited)

Net asset value, beginning of period	$ 10.00

Income From Investment Operations
Net investment income(b)(c)	.10
Net realized and unrealized gain on investment transactions	.04

Net increase in net asset value from operations	.14

Less: Dividends
Dividends from net investment income	(.21)

Net asset value, end of period	$ 9.93

Total Return
Total investment return based on net asset value(d)	1.42%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$10
Ratio to average net assets of:
Expenses, net of waivers/reimbursements^	.42%
Expenses, before waivers/reimbursements^	36.09%
Net investment income(c)^	7.85%
Portfolio turnover rate	0%

See footnote summary on page 172.

114	• AB MULTI-MANAGER SELECT RETIREMENT FUNDS

Financial Highlights

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

Multi-Manager Select 2015 Fund
Class I
December 15, 2014(a) to January 31, 2015 (unaudited)

Net asset value, beginning of period	$ 10.00

Income From Investment Operations
Net investment income(b)(c)	.11
Net realized and unrealized gain on investment transactions	.04

Net increase in net asset value from operations	.15

Less: Dividends
Dividends from net investment income	(.22)

Net asset value, end of period	$ 9.93

Total Return
Total investment return based on net asset value(d)	1.43%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$954
Ratio to average net assets of:
Expenses, net of waivers/reimbursements^	.17%
Expenses, before waivers/reimbursements^	35.82%
Net investment income(c)^	8.17%
Portfolio turnover rate	0%

See footnote summary on page 172.

AB MULTI-MANAGER SELECT RETIREMENT FUNDS •	115

Financial Highlights

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

Multi-Manager Select 2015 Fund
Class Z
December 15, 2014(a) to January 31, 2015 (unaudited)

Net asset value, beginning of period	$ 10.00

Income From Investment Operations
Net investment income(b)(c)	.11
Net realized and unrealized gain on investment transactions	.04

Net increase in net asset value from operations	.15

Less: Dividends
Dividends from net investment income	(.22)

Net asset value, end of period	$ 9.93

Total Return
Total investment return based on net asset value(d)	1.43%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$10
Ratio to average net assets of:
Expenses, net of waivers/reimbursements^	.17%
Expenses, before waivers/reimbursements^	35.83%
Net investment income(c)^	8.21%
Portfolio turnover rate	0%

See footnote summary on page 172.

116	• AB MULTI-MANAGER SELECT RETIREMENT FUNDS

Financial Highlights

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

Multi-Manager Select 2020 Fund
Class A
December 15, 2014(a) to January 31, 2015 (unaudited)

Net asset value, beginning of period	$ 10.00

Income From Investment Operations
Net investment income(b)(c)	.11
Net realized and unrealized gain on investment transactions	.03

Net increase in net asset value from operations	.14

Less: Dividends
Dividends from net investment income	(.08)

Net asset value, end of period	$ 10.06

Total Return
Total investment return based on net asset value(d)	1.37%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$10
Ratio to average net assets of:
Expenses, net of waivers/reimbursements^	.46%
Expenses, before waivers/reimbursements^	71.23%
Net investment income(c)^	8.24%
Portfolio turnover rate	0%

See footnote summary on page 172.

AB MULTI-MANAGER SELECT RETIREMENT FUNDS •	117

Financial Highlights

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

Multi-Manager Select 2020 Fund
Class C
December 15, 2014(a) to January 31, 2015 (unaudited)

Net asset value, beginning of period	$ 10.00

Income From Investment Operations
Net investment income(b)(c)	.10
Net realized and unrealized gain on investment transactions	.03

Net increase in net asset value from operations	.13

Less: Dividends
Dividends from net investment income	(.07)

Net asset value, end of period	$ 10.06

Total Return
Total investment return based on net asset value(d)	1.33%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$10
Ratio to average net assets of:
Expenses, net of waivers/reimbursements^	1.21%
Expenses, before waivers/reimbursements^	71.99%
Net investment income(c)^	7.53%
Portfolio turnover rate	0%

See footnote summary on page 172.

118	• AB MULTI-MANAGER SELECT RETIREMENT FUNDS

Financial Highlights

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

Multi-Manager Select 2020 Fund
Advisor Class
December 15, 2014(a) to January 31, 2015 (unaudited)

Net asset value, beginning of period	$ 10.00

Income From Investment Operations
Net investment income(b)(c)	.11
Net realized and unrealized gain on investment transactions	.03

Net increase in net asset value from operations	.14

Less: Dividends
Dividends from net investment income	(.08)

Net asset value, end of period	$ 10.06

Total Return
Total investment return based on net asset value(d)	1.38%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$10
Ratio to average net assets of:
Expenses, net of waivers/reimbursements^	.21%
Expenses, before waivers/reimbursements^	71.05%
Net investment income(c)^	8.46%
Portfolio turnover rate	0%

See footnote summary on page 172.

AB MULTI-MANAGER SELECT RETIREMENT FUNDS •	119

Financial Highlights

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

Multi-Manager Select 2020 Fund
Class R
December 15, 2014(a) to January 31, 2015 (unaudited)

Net asset value, beginning of period	$ 10.00

Income From Investment Operations
Net investment income(b)(c)	.11
Net realized and unrealized gain on investment transactions	.03

Net increase in net asset value from operations	.14

Less: Dividends
Dividends from net investment income	(.25)

Net asset value, end of period	$ 9.89

Total Return
Total investment return based on net asset value(d)	1.38%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$10
Ratio to average net assets of:
Expenses, net of waivers/reimbursements^	.71%
Expenses, before waivers/reimbursements^	36.76%
Net investment income(c)^	7.98%
Portfolio turnover rate	0%

See footnote summary on page 172.

120	• AB MULTI-MANAGER SELECT RETIREMENT FUNDS

Financial Highlights

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

Multi-Manager Select 2020 Fund
Class K
December 15, 2014(a) to January 31, 2015 (unaudited)

Net asset value, beginning of period	$ 10.00

Income From Investment Operations
Net investment income(b)(c)	.11
Net realized and unrealized gain on investment transactions	.03

Net increase in net asset value from operations	.14

Less: Dividends
Dividends from net investment income	(.25)

Net asset value, end of period	$ 9.89

Total Return
Total investment return based on net asset value(d)	1.39%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$10
Ratio to average net assets of:
Expenses, net of waivers/reimbursements^	.46%
Expenses, before waivers/reimbursements^	36.38%
Net investment income(c)^	8.28%
Portfolio turnover rate	0%

See footnote summary on page 172.

AB MULTI-MANAGER SELECT RETIREMENT FUNDS •	121

Financial Highlights

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

Multi-Manager Select 2020 Fund
Class I
December 15, 2014(a) to January 31, 2015 (unaudited)

Net asset value, beginning of period	$ 10.00

Income From Investment Operations
Net investment income(b)(c)	.11
Net realized and unrealized gain on investment transactions	.03

Net increase in net asset value from operations	.14

Less: Dividends
Dividends from net investment income	(.25)

Net asset value, end of period	$ 9.89

Total Return
Total investment return based on net asset value(d)	1.40%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$954
Ratio to average net assets of:
Expenses, net of waivers/reimbursements^	.21%
Expenses, before waivers/reimbursements^	36.15%
Net investment income(c)^	8.51%
Portfolio turnover rate	0%

See footnote summary on page 172.

122	• AB MULTI-MANAGER SELECT RETIREMENT FUNDS

Financial Highlights

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

Multi-Manager Select 2020 Fund
Class Z
December 15, 2014(a) to January 31, 2015 (unaudited)

Net asset value, beginning of period	$ 10.00

Income From Investment Operations
Net investment income(b)(c)	.11
Net realized and unrealized gain on investment transactions	.03

Net increase in net asset value from operations	.14

Less: Dividends
Dividends from net investment income	(.25)

Net asset value, end of period	$ 9.89

Total Return
Total investment return based on net asset value(d)	1.40%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$10
Ratio to average net assets of:
Expenses, net of waivers/reimbursements^	.21%
Expenses, before waivers/reimbursements^	36.20%
Net investment income(c)^	8.49%
Portfolio turnover rate	0%

See footnote summary on page 172.

AB MULTI-MANAGER SELECT RETIREMENT FUNDS •	123

Financial Highlights

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

Multi-Manager Select 2025 Fund
Class A
December 15, 2014(a) to January 31, 2015 (unaudited)

Net asset value, beginning of period	$ 10.00

Income From Investment Operations
Net investment income(b)(c)	.12
Net realized and unrealized gain on investment transactions	.02

Net increase in net asset value from operations	.14

Less: Dividends
Dividends from net investment income	(.11)

Net asset value, end of period	$ 10.03

Total Return
Total investment return based on net asset value(d)	1.40%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$11
Ratio to average net assets of:
Expenses, net of waivers/reimbursements^	.45%
Expenses, before waivers/reimbursements^	71.13%
Net investment income(c)^	17.06%
Portfolio turnover rate	0%

See footnote summary on page 172.

124	• AB MULTI-MANAGER SELECT RETIREMENT FUNDS

Financial Highlights

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

Multi-Manager Select 2025 Fund
Class C
December 15, 2014(a) to January 31, 2015 (unaudited)

Net asset value, beginning of period	$ 10.00

Income From Investment Operations
Net investment income(b)(c)	.11
Net realized and unrealized gain on investment transactions	.02

Net increase in net asset value from operations	.13

Less: Dividends
Dividends from net investment income	(.11)

Net asset value, end of period	$ 10.02

Total Return
Total investment return based on net asset value(d)	1.26%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$10
Ratio to average net assets of:
Expenses, net of waivers/reimbursements^	1.20%
Expenses, before waivers/reimbursements^	71.88%
Net investment income(c)^	8.04%
Portfolio turnover rate	0%

See footnote summary on page 172.

AB MULTI-MANAGER SELECT RETIREMENT FUNDS •	125

Financial Highlights

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

Multi-Manager Select 2025 Fund
Advisor Class
December 15, 2014(a) to January 31, 2015 (unaudited)

Net asset value, beginning of period	$ 10.00

Income From Investment Operations
Net investment income(b)(c)	.12
Net realized and unrealized gain on investment transactions	.02

Net increase in net asset value from operations	.14

Less: Dividends
Dividends from net investment income	(.11)

Net asset value, end of period	$ 10.03

Total Return
Total investment return based on net asset value(d)	1.41%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$10
Ratio to average net assets of:
Expenses, net of waivers/reimbursements^	.20%
Expenses, before waivers/reimbursements^	70.97%
Net investment income(c)^	8.97%
Portfolio turnover rate	0%

See footnote summary on page 172.

126	• AB MULTI-MANAGER SELECT RETIREMENT FUNDS

Financial Highlights

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

Multi-Manager Select 2025 Fund
Class R
December 15, 2014(a) to January 31, 2015 (unaudited)

Net asset value, beginning of period	$ 10.00

Income From Investment Operations
Net investment income(b)(c)	.11
Net realized and unrealized gain on investment transactions	.03

Net increase in net asset value from operations	.14

Less: Dividends
Dividends from net investment income	(.29)

Net asset value, end of period	$ 9.85

Total Return
Total investment return based on net asset value(d)	1.30%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$10
Ratio to average net assets of:
Expenses, net of waivers/reimbursements^	.70%
Expenses, before waivers/reimbursements^	36.63%
Net investment income(c)^	8.49%
Portfolio turnover rate	0%

See footnote summary on page 172.

AB MULTI-MANAGER SELECT RETIREMENT FUNDS •	127

Financial Highlights

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

Multi-Manager Select 2025 Fund
Class K
December 15, 2014(a) to January 31, 2015 (unaudited)

Net asset value, beginning of period	$ 10.00

Income From Investment Operations
Net investment income(b)(c)	.12
Net realized and unrealized gain on investment transactions	.03

Net increase in net asset value from operations	.15

Less: Dividends
Dividends from net investment income	(.29)

Net asset value, end of period	$ 9.86

Total Return
Total investment return based on net asset value(d)	1.42%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$10
Ratio to average net assets of:
Expenses, net of waivers/reimbursements^	.45%
Expenses, before waivers/reimbursements^	36.33%
Net investment income(c)^	8.78%
Portfolio turnover rate	0%

See footnote summary on page 172.

128	• AB MULTI-MANAGER SELECT RETIREMENT FUNDS

Financial Highlights

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

Multi-Manager Select 2025 Fund
Class I
December 15, 2014(a) to January 31, 2015 (unaudited)

Net asset value, beginning of period	$ 10.00

Income From Investment Operations
Net investment income(b)(c)	.12
Net realized and unrealized gain on investment transactions	.03

Net increase in net asset value from operations	.15

Less: Dividends
Dividends from net investment income	(.29)

Net asset value, end of period	$ 9.86

Total Return
Total investment return based on net asset value(d)	1.43%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$953
Ratio to average net assets of:
Expenses, net of waivers/reimbursements^	.20%
Expenses, before waivers/reimbursements^	36.08%
Net investment income(c)^	9.06%
Portfolio turnover rate	0%

See footnote summary on page 172.

AB MULTI-MANAGER SELECT RETIREMENT FUNDS •	129

Financial Highlights

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

Multi-Manager Select 2025 Fund
Class Z
December 15, 2014(a) to January 31, 2015 (unaudited)

Net asset value, beginning of period	$ 10.00

Income From Investment Operations
Net investment income(b)(c)	.12
Net realized and unrealized gain on investment transactions	.03

Net increase in net asset value from operations	.15

Less: Dividends
Dividends from net investment income	(.29)

Net asset value, end of period	$ 9.86

Total Return
Total investment return based on net asset value(d)	1.43%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$10
Ratio to average net assets of:
Expenses, net of waivers/reimbursements^	.20%
Expenses, before waivers/reimbursements^	36.17%
Net investment income(c)^	9.08%
Portfolio turnover rate	0%

See footnote summary on page 172.

130	• AB MULTI-MANAGER SELECT RETIREMENT FUNDS

Financial Highlights

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

Multi-Manager Select 2030 Fund
Class A
December 15, 2014(a) to January 31, 2015 (unaudited)

Net asset value, beginning of period	$ 10.00

Income From Investment Operations
Net investment income(b)(c)	.12
Net realized and unrealized gain on investment transactions	.02

Net increase in net asset value from operations	.14

Less: Dividends
Dividends from net investment income	(.16)

Net asset value, end of period	$ 9.98

Total Return
Total investment return based on net asset value(d)	1.33%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$10
Ratio to average net assets of:
Expenses, net of waivers/reimbursements^	.49%
Expenses, before waivers/reimbursements^	71.08%
Net investment income(c)^	9.18%
Portfolio turnover rate	0%

See footnote summary on page 172.

AB MULTI-MANAGER SELECT RETIREMENT FUNDS •	131

Financial Highlights

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

Multi-Manager Select 2030 Fund
Class C
December 15, 2014(a) to January 31, 2015 (unaudited)

Net asset value, beginning of period	$ 10.00

Income From Investment Operations
Net investment income(b)(c)	.11
Net realized and unrealized gain on investment transactions	.01

Net increase in net asset value from operations	.12

Less: Dividends
Dividends from net investment income	(.15)

Net asset value, end of period	$ 9.97

Total Return
Total investment return based on net asset value(d)	1.18%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$10
Ratio to average net assets of:
Expenses, net of waivers/reimbursements^	1.24%
Expenses, before waivers/reimbursements^	71.83%
Net investment income(c)^	8.47%
Portfolio turnover rate	0%

See footnote summary on page 172.

132	• AB MULTI-MANAGER SELECT RETIREMENT FUNDS

Financial Highlights

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

Multi-Manager Select 2030 Fund
Advisor Class
December 15, 2014(a) to January 31, 2015 (unaudited)

Net asset value, beginning of period	$ 10.00

Income From Investment Operations
Net investment income(b)(c)	.13
Net realized and unrealized gain on investment transactions	.01

Net increase in net asset value from operations	.14

Less: Dividends
Dividends from net investment income	(.16)

Net asset value, end of period	$ 9.98

Total Return
Total investment return based on net asset value(d)	1.34%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$11
Ratio to average net assets of:
Expenses, net of waivers/reimbursements^	.24%
Expenses, before waivers/reimbursements^	70.70%
Net investment income(c)^.	9.48%
Portfolio turnover rate	0%

See footnote summary on page 172.

AB MULTI-MANAGER SELECT RETIREMENT FUNDS •	133

Financial Highlights

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

Multi-Manager Select 2030 Fund
Class R
December 15, 2014(a) to January 31, 2015 (unaudited)

Net asset value, beginning of period	$ 10.00

Income From Investment Operations
Net investment income(b)(c)	.12
Net realized and unrealized gain on investment transactions	.02

Net increase in net asset value from operations	.14

Less: Dividends
Dividends from net investment income	(.33)

Net asset value, end of period	$ 9.81

Total Return
Total investment return based on net asset value(d)	1.32%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$10
Ratio to average net assets of:
Expenses, net of waivers/reimbursements^	.74%
Expenses, before waivers/reimbursements^	36.54%
Net investment income(c)^	8.99%
Portfolio turnover rate	0%

See footnote summary on page 172.

134	• AB MULTI-MANAGER SELECT RETIREMENT FUNDS

Financial Highlights

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

Multi-Manager Select 2030 Fund
Class K
December 15, 2014(a) to January 31, 2015 (unaudited)

Net asset value, beginning of period	$ 10.00

Income From Investment Operations
Net investment income(b)(c)	.13
Net realized and unrealized gain on investment transactions	.01

Net increase in net asset value from operations	.14

Less: Dividends
Dividends from net investment income	(.33)

Net asset value, end of period	$ 9.81

Total Return
Total investment return based on net asset value(d)	1.34%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$10
Ratio to average net assets of:
Expenses, net of waivers/reimbursements^	.49%
Expenses, before waivers/reimbursements^	36.33%
Net investment income(c)^	9.36%
Portfolio turnover rate	0%

See footnote summary on page 172.

AB MULTI-MANAGER SELECT RETIREMENT FUNDS •	135

Financial Highlights

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

Multi-Manager Select 2030 Fund
Class I
December 15, 2014(a) to January 31, 2015 (unaudited)

Net asset value, beginning of period	$ 10.00

Income From Investment Operations
Net investment income(b)(c)	.13
Net realized and unrealized gain on investment transactions	.01

Net increase in net asset value from operations	.14

Less: Dividends
Dividends from net investment income	(.33)

Net asset value, end of period	$ 9.81

Total Return
Total investment return based on net asset value(d)	1.35%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$953
Ratio to average net assets of:
Expenses, net of waivers/reimbursements^	.24%
Expenses, before waivers/reimbursements^	36.02%
Net investment income(c)^	9.53%
Portfolio turnover rate	0%

See footnote summary on page 172.

136	• AB MULTI-MANAGER SELECT RETIREMENT FUNDS

Financial Highlights

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

Multi-Manager Select 2030 Fund
Class Z
December 15, 2014(a) to January 31, 2015 (unaudited)

Net asset value, beginning of period	$ 10.00

Income From Investment Operations
Net investment income(b)(c)	.13
Net realized and unrealized gain on investment transactions	.01

Net increase in net asset value from operations	.14

Less: Dividends
Dividends from net investment income	(.33)

Net asset value, end of period	$ 9.81

Total Return
Total investment return based on net asset value(d)	1.35%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$10
Ratio to average net assets of:
Expenses, net of waivers/reimbursements^	.24%
Expenses, before waivers/reimbursements^	36.03%
Net investment income(c)^	9.51%
Portfolio turnover rate	0%

See footnote summary on page 172.

AB MULTI-MANAGER SELECT RETIREMENT FUNDS •	137

Financial Highlights

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

Multi-Manager Select 2035 Fund
Class A
December 15, 2014(a) to January 31, 2015 (unaudited)

Net asset value, beginning of period	$ 10.00

Income From Investment Operations
Net investment income(b)(c)	.12
Net realized and unrealized gain on investment transactions	.01

Net increase in net asset value from operations	.13

Less: Dividends
Dividends from net investment income	(.19)

Net asset value, end of period	$ 9.94

Total Return
Total investment return based on net asset value(d)	1.25%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$10
Ratio to average net assets of:
Expenses, net of waivers/reimbursements^	.49%
Expenses, before waivers/reimbursements^	70.94%
Net investment income(c)^	8.89%
Portfolio turnover rate	0%

See footnote summary on page 172.

138	• AB MULTI-MANAGER SELECT RETIREMENT FUNDS

Financial Highlights

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

Multi-Manager Select 2035 Fund
Class C
December 15, 2014(a) to January 31, 2015 (unaudited)

Net asset value, beginning of period	$ 10.00

Income From Investment Operations
Net investment income(b)(c)	.11
Net realized and unrealized gain on investment transactions	.02

Net increase in net asset value from operations	.13

Less: Dividends
Dividends from net investment income	(.19)

Net asset value, end of period	$ 9.94

Total Return
Total investment return based on net asset value(d)	1.21%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$10
Ratio to average net assets of:
Expenses, net of waivers/reimbursements^	1.24%
Expenses, before waivers/reimbursements^	71.71%
Net investment income(c)^	8.16%
Portfolio turnover rate	0%

See footnote summary on page 172.

AB MULTI-MANAGER SELECT RETIREMENT FUNDS •	139

Financial Highlights

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

Multi-Manager Select 2035 Fund
Advisor Class
December 15, 2014(a) to January 31, 2015 (unaudited)

Net asset value, beginning of period	$ 10.00

Income From Investment Operations
Net investment income(b)(c)	.12
Net realized and unrealized gain on investment transactions	.02

Net increase in net asset value from operations	.14

Less: Dividends
Dividends from net investment income	(.19)

Net asset value, end of period	$ 9.95

Total Return
Total investment return based on net asset value(d)	1.36%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$10
Ratio to average net assets of:
Expenses, net of waivers/reimbursements^	.24%
Expenses, before waivers/reimbursements^	70.67%
Net investment income(c)^	9.09%
Portfolio turnover rate	0%

See footnote summary on page 172.

140	• AB MULTI-MANAGER SELECT RETIREMENT FUNDS

Financial Highlights

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

Multi-Manager Select 2035 Fund
Class R
December 15, 2014(a) to January 31, 2015 (unaudited)

Net asset value, beginning of period	$ 10.00

Income From Investment Operations
Net investment income(b)(c)	.11
Net realized and unrealized gain on investment transactions	.02

Net increase in net asset value from operations	.13

Less: Dividends
Dividends from net investment income	(.36)

Net asset value, end of period	$ 9.77

Total Return
Total investment return based on net asset value(d)	1.25%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$10
Ratio to average net assets of:
Expenses, net of waivers/reimbursements^	.74%
Expenses, before waivers/reimbursements^	36.48%
Net investment income(c)^	8.60%
Portfolio turnover rate	0%

See footnote summary on page 172.

AB MULTI-MANAGER SELECT RETIREMENT FUNDS •	141

Financial Highlights

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

Multi-Manager Select 2035 Fund
Class K
December 15, 2014(a) to January 31, 2015 (unaudited)

Net asset value, beginning of period	$ 10.00

Income From Investment Operations
Net investment income(b)(c)	.12
Net realized and unrealized gain on investment transactions	.02

Net increase in net asset value from operations	.14

Less: Dividends
Dividends from net investment income	(.37)

Net asset value, end of period	$ 9.77

Total Return
Total investment return based on net asset value(d)	1.26%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$10
Ratio to average net assets of:
Expenses, net of waivers/reimbursements^	.49%
Expenses, before waivers/reimbursements^	36.20%
Net investment income(c)^	8.90%
Portfolio turnover rate	0%

See footnote summary on page 172.

142	• AB MULTI-MANAGER SELECT RETIREMENT FUNDS

Financial Highlights

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

Multi-Manager Select 2035 Fund
Class I
December 15, 2014(a) to January 31, 2015 (unaudited)

Net asset value, beginning of period	$ 10.00

Income From Investment Operations
Net investment income(b)(c)	.12
Net realized and unrealized gain on investment transactions	.02

Net increase in net asset value from operations	.14

Less: Dividends
Dividends from net investment income	(.37)

Net asset value, end of period	$ 9.77

Total Return
Total investment return based on net asset value(d)	1.28%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$953
Ratio to average net assets of:
Expenses, net of waivers/reimbursements^	.24%
Expenses, before waivers/reimbursements^	35.96%
Net investment income(c)^	9.15%
Portfolio turnover rate	0%

See footnote summary on page 172.

AB MULTI-MANAGER SELECT RETIREMENT FUNDS •	143

Financial Highlights

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

Multi-Manager Select 2035 Fund
Class Z
December 15, 2014(a) to January 31, 2015 (unaudited)

Net asset value, beginning of period	$ 10.00

Income From Investment Operations
Net investment income(b)(c)	.12
Net realized and unrealized gain on investment transactions	.02

Net increase in net asset value from operations	.14

Less: Dividends
Dividends from net investment income	(.37)

Net asset value, end of period	$ 9.77

Total Return
Total investment return based on net asset value(d)	1.27%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$10
Ratio to average net assets of:
Expenses, net of waivers/reimbursements^	.24%
Expenses, before waivers/reimbursements^	35.97%
Net investment income(c)^	9.12%
Portfolio turnover rate	0%

See footnote summary on page 172.

144	• AB MULTI-MANAGER SELECT RETIREMENT FUNDS

Financial Highlights

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

	Multi-Manager Select 2040 Fund
	Class A
	December 15, 2014(a) to January 31, 2015 (unaudited)

Net asset value, beginning of period	$ 10.00

Income From Investment Operations
Net investment income(b)(c)	.12
Net realized and unrealized loss on investment transactions	(.00	)(e)

Net increase in net asset value from operations	.12

Less: Dividends
Dividends from net investment income	(.27)

Net asset value, end of period	$ 9.85

Total Return
Total investment return based on net asset value(d)	1.07%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$10
Ratio to average net assets of:
Expenses, net of waivers/reimbursements^	.53%
Expenses, before waivers/reimbursements^	66.51%
Net investment income(c)^	8.80%
Portfolio turnover rate	0%

See footnote summary on page 172.

AB MULTI-MANAGER SELECT RETIREMENT FUNDS •	145

Financial Highlights

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

Multi-Manager Select 2040 Fund
Class C
December 15, 2014(a) to January 31, 2015 (unaudited)

Net asset value, beginning of period	$ 10.00

Income From Investment Operations
Net investment income(b)(c)	.11
Net realized and unrealized loss on investment transactions	(.01)

Net increase in net asset value from operations	.10

Less: Dividends
Dividends from net investment income	(.26)

Net asset value, end of period	$ 9.84

Total Return
Total investment return based on net asset value(d)	.93%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$10
Ratio to average net assets of:
Expenses, net of waivers/reimbursements^	1.28%
Expenses, before waivers/reimbursements^	67.28%
Net investment income(c)^	8.08%
Portfolio turnover rate	0%

See footnote summary on page 172.

146	• AB MULTI-MANAGER SELECT RETIREMENT FUNDS

Financial Highlights

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

	Multi-Manager Select 2040 Fund
	Advisor Class
	December 15, 2014(a) to January 31, 2015 (unaudited)

Net asset value, beginning of period	$ 10.00

Income From Investment Operations
Net investment income(b)(c)	.12
Net realized and unrealized loss on investment transactions	(.00	)(e)

Net increase in net asset value from operations	.12

Less: Dividends
Dividends from net investment income	(.27)

Net asset value, end of period	$ 9.85

Total Return
Total investment return based on net asset value(d)	1.08%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$10
Ratio to average net assets of:
Expenses, net of waivers/reimbursements^	.28%
Expenses, before waivers/reimbursements^	66.32%
Net investment income(c)^	9.08%
Portfolio turnover rate	0%

See footnote summary on page 172.

AB MULTI-MANAGER SELECT RETIREMENT FUNDS •	147

Financial Highlights

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

Multi-Manager Select 2040 Fund
Class R
December 15, 2014(a) to January 31, 2015 (unaudited)

Net asset value, beginning of period	$ 10.00

Income From Investment Operations
Net investment income(b)(c)	.11
Net realized and unrealized gain on investment transactions	.01 †

Net increase in net asset value from operations	.12

Less: Dividends
Dividends from net investment income	(.44)

Net asset value, end of period	$ 9.68

Total Return
Total investment return based on net asset value(d)	1.07%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$10
Ratio to average net assets of:
Expenses, net of waivers/reimbursements^	.78%
Expenses, before waivers/reimbursements^	32.15%
Net investment income(c)^	8.67%
Portfolio turnover rate	0%

See footnote summary on page 172.

148	• AB MULTI-MANAGER SELECT RETIREMENT FUNDS

Financial Highlights

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

	Multi-Manager Select 2040 Fund
	Class K
	December 15, 2014(a) to January 31, 2015 (unaudited)

Net asset value, beginning of period	$ 10.00

Income From Investment Operations
Net investment income(b)(c)	.12
Net realized and unrealized loss on investment transactions	(.00	)(e)

Net increase in net asset value from operations	.12

Less: Dividends
Dividends from net investment income	(.44)

Net asset value, end of period	$ 9.68

Total Return
Total investment return based on net asset value(d)	1.08%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$10
Ratio to average net assets of:
Expenses, net of waivers/reimbursements^	.53%
Expenses, before waivers/reimbursements^	31.87%
Net investment income(c)^	8.89%
Portfolio turnover rate	0%

See footnote summary on page 172.

AB MULTI-MANAGER SELECT RETIREMENT FUNDS •	149

Financial Highlights

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

	Multi-Manager Select 2040 Fund
	Class I
	December 15, 2014(a) to January 31, 2015 (unaudited)

Net asset value, beginning of period	$ 10.00

Income From Investment Operations
Net investment income(b)(c)	.12
Net realized and unrealized loss on investment transactions	(.00	)(e)

Net increase in net asset value from operations	.12

Less: Dividends
Dividends from net investment income	(.44)

Net asset value, end of period	$ 9.68

Total Return
Total investment return based on net asset value(d)	1.09%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$951
Ratio to average net assets of:
Expenses, net of waivers/reimbursements^	.28%
Expenses, before waivers/reimbursements^	31.59%
Net investment income(c)^	9.12%
Portfolio turnover rate	0%

See footnote summary on page 172.

150	• AB MULTI-MANAGER SELECT RETIREMENT FUNDS

Financial Highlights

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

Multi-Manager Select 2040 Fund
Class Z
December 15, 2014(a) to January 31, 2015 (unaudited)

Net asset value, beginning of period	$ 10.00

Income From Investment Operations
Net investment income(b)(c)	.00 (e)
Net realized and unrealized gain on investment transactions	.12 †

Net increase in net asset value from operations	.12

Less: Dividends
Dividends from net investment income	(.44)

Net asset value, end of period	$ 9.68

Total Return
Total investment return based on net asset value(d)	1.09%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$493
Ratio to average net assets of:
Expenses, net of waivers/reimbursements^	.28%
Expenses, before waivers/reimbursements^	26.17%
Net investment income(c)^	.28%
Portfolio turnover rate	0%

See footnote summary on page 172.

AB MULTI-MANAGER SELECT RETIREMENT FUNDS •	151

Financial Highlights

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

Multi-Manager Select 2045 Fund
Class A
December 15, 2014(a) to January 31, 2015 (unaudited)

Net asset value, beginning of period	$ 10.00

Income From Investment Operations
Net investment income(b)(c)	.11
Net realized and unrealized gain on investment transactions	.03

Net increase in net asset value from operations	.14

Less: Dividends
Dividends from net investment income	(.21)

Net asset value, end of period	$ 9.93

Total Return
Total investment return based on net asset value(d)	1.29%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$10
Ratio to average net assets of:
Expenses, net of waivers/reimbursements^	.54%
Expenses, before waivers/reimbursements^	70.85%
Net investment income(c)^	8.50%
Portfolio turnover rate	0%

See footnote summary on page 172.

152	• AB MULTI-MANAGER SELECT RETIREMENT FUNDS

Financial Highlights

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

Multi-Manager Select 2045 Fund
Class C
December 15, 2014(a) to January 31, 2015 (unaudited)

Net asset value, beginning of period	$ 10.00

Income From Investment Operations
Net investment income(b)(c)	.10
Net realized and unrealized gain on investment transactions	.02

Net increase in net asset value from operations	.12

Less: Dividends
Dividends from net investment income	(.20)

Net asset value, end of period	$ 9.92

Total Return
Total investment return based on net asset value(d)	1.16%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$10
Ratio to average net assets of:
Expenses, net of waivers/reimbursements^	1.29%
Expenses, before waivers/reimbursements^	71.55%
Net investment income(c)^	7.78%
Portfolio turnover rate	0%

See footnote summary on page 172.

AB MULTI-MANAGER SELECT RETIREMENT FUNDS •	153

Financial Highlights

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

Multi-Manager Select 2045 Fund
Advisor Class
December 15, 2014(a) to January 31, 2015 (unaudited)

Net asset value, beginning of period	$ 10.00

Income From Investment Operations
Net investment income(b)(c)	.12
Net realized and unrealized gain on investment transactions	.02

Net increase in net asset value from operations	.14

Less: Dividends
Dividends from net investment income	(.21)

Net asset value, end of period	$ 9.93

Total Return
Total investment return based on net asset value(d)	1.31%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$10
Ratio to average net assets of:
Expenses, net of waivers/reimbursements^	.29%
Expenses, before waivers/reimbursements^	70.61%
Net investment income(c)^	8.71%
Portfolio turnover rate	0%

See footnote summary on page 172.

154	• AB MULTI-MANAGER SELECT RETIREMENT FUNDS

Financial Highlights

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

Multi-Manager Select 2045 Fund
Class R
December 15, 2014(a) to January 31, 2015 (unaudited)

Net asset value, beginning of period	$ 10.00

Income From Investment Operations
Net investment income(b)(c)	.11
Net realized and unrealized gain on investment transactions	.02

Net increase in net asset value from operations	.13

Less: Dividends
Dividends from net investment income	(.38)

Net asset value, end of period	$ 9.75

Total Return
Total investment return based on net asset value(d)	1.19%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$10
Ratio to average net assets of:
Expenses, net of waivers/reimbursements^	.79%
Expenses, before waivers/reimbursements^	36.45%
Net investment income(c)^	8.30%
Portfolio turnover rate	0%

See footnote summary on page 172.

AB MULTI-MANAGER SELECT RETIREMENT FUNDS •	155

Financial Highlights

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

Multi-Manager Select 2045 Fund
Class K
December 15, 2014(a) to January 31, 2015 (unaudited)

Net asset value, beginning of period	$ 10.00

Income From Investment Operations
Net investment income(b)(c)	.11
Net realized and unrealized gain on investment transactions	.03

Net increase in net asset value from operations	.14

Less: Dividends
Dividends from net investment income	(.38)

Net asset value, end of period	$ 9.76

Total Return
Total investment return based on net asset value(d)	1.30%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$10
Ratio to average net assets of:
Expenses, net of waivers/reimbursements^	.54%
Expenses, before waivers/reimbursements^	36.15%
Net investment income(c)^	8.52%
Portfolio turnover rate	0%

See footnote summary on page 172.

156	• AB MULTI-MANAGER SELECT RETIREMENT FUNDS

Financial Highlights

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

Multi-Manager Select 2045 Fund
Class I
December 15, 2014(a) to January 31, 2015 (unaudited)

Net asset value, beginning of period	$ 10.00

Income From Investment Operations
Net investment income(b)(c)	.12
Net realized and unrealized gain on investment transactions	.02

Net increase in net asset value from operations	.14

Less: Dividends
Dividends from net investment income	(.38)

Net asset value, end of period	$ 9.76

Total Return
Total investment return based on net asset value(d)	1.32%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$953
Ratio to average net assets of:
Expenses, net of waivers/reimbursements^	.29%
Expenses, before waivers/reimbursements^	35.91%
Net investment income(c)^	8.77%
Portfolio turnover rate	0%

See footnote summary on page 172.

AB MULTI-MANAGER SELECT RETIREMENT FUNDS •	157

Financial Highlights

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

Multi-Manager Select 2045 Fund
Class Z
December 15, 2014(a) to January 31, 2015 (unaudited)

Net asset value, beginning of period	$ 10.00

Income From Investment Operations
Net investment income(b)(c)	.11
Net realized and unrealized gain on investment transactions	.03

Net increase in net asset value from operations	.14

Less: Dividends
Dividends from net investment income	(.38)

Net asset value, end of period	$ 9.76

Total Return
Total investment return based on net asset value(d)	1.32%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$10
Ratio to average net assets of:
Expenses, net of waivers/reimbursements^	.29%
Expenses, before waivers/reimbursements^	35.98%
Net investment income(c)^	8.74%
Portfolio turnover rate	0%

See footnote summary on page 172.

158	• AB MULTI-MANAGER SELECT RETIREMENT FUNDS

Financial Highlights

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

Multi-Manager Select 2050 Fund
Class A
December 15, 2014(a) to January 31, 2015 (unaudited)

Net asset value, beginning of period	$ 10.00

Income From Investment Operations
Net investment income(b)(c)	.11
Net realized and unrealized gain on investment transactions	.03

Net increase in net asset value from operations	.14

Less: Dividends
Dividends from net investment income	(.21)

Net asset value, end of period	$ 9.93

Total Return
Total investment return based on net asset value(d)	1.35%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$10
Ratio to average net assets of:
Expenses, net of waivers/reimbursements^	.53%
Expenses, before waivers/reimbursements^	70.82%
Net investment income(c)^	8.50%
Portfolio turnover rate	0%

See footnote summary on page 172.

AB MULTI-MANAGER SELECT RETIREMENT FUNDS •	159

Financial Highlights

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

Multi-Manager Select 2050 Fund
Class C
December 15, 2014(a) to January 31, 2015 (unaudited)

Net asset value, beginning of period	$ 10.00

Income From Investment Operations
Net investment income(b)(c)	.10
Net realized and unrealized gain on investment transactions	.04

Net increase in net asset value from operations	.14

Less: Dividends
Dividends from net investment income	(.21)

Net asset value, end of period	$ 9.93

Total Return
Total investment return based on net asset value(d)	1.31%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$10
Ratio to average net assets of:
Expenses, net of waivers/reimbursements^	1.28%
Expenses, before waivers/reimbursements^	71.51%
Net investment income(c)^	7.77%
Portfolio turnover rate	0%

See footnote summary on page 172.

160	• AB MULTI-MANAGER SELECT RETIREMENT FUNDS

Financial Highlights

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

Multi-Manager Select 2050 Fund
Advisor Class
December 15, 2014(a) to January 31, 2015 (unaudited)

Net asset value, beginning of period	$ 10.00

Income From Investment Operations
Net investment income(b)(c)	.12
Net realized and unrealized gain on investment transactions	.03

Net increase in net asset value from operations	.15

Less: Dividends
Dividends from net investment income	(.21)

Net asset value, end of period	$ 9.94

Total Return
Total investment return based on net asset value(d)	1.46%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$11
Ratio to average net assets of:
Expenses, net of waivers/reimbursements^	.28%
Expenses, before waivers/reimbursements^	70.58%
Net investment income(c)^	8.71%
Portfolio turnover rate	0%

See footnote summary on page 172.

AB MULTI-MANAGER SELECT RETIREMENT FUNDS •	161

Financial Highlights

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

Multi-Manager Select 2050 Fund
Class R
December 15, 2014(a) to January 31, 2015 (unaudited)

Net asset value, beginning of period	$ 10.00

Income From Investment Operations
Net investment income(b)(c)	.11
Net realized and unrealized gain on investment transactions	.04

Net increase in net asset value from operations	.15

Less: Dividends
Dividends from net investment income	(.39)

Net asset value, end of period	$ 9.76

Total Return
Total investment return based on net asset value(d)	1.34%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$10
Ratio to average net assets of:
Expenses, net of waivers/reimbursements^	.78%
Expenses, before waivers/reimbursements^	36.43%
Net investment income(c)^	8.29%
Portfolio turnover rate	0%

See footnote summary on page 172.

162	• AB MULTI-MANAGER SELECT RETIREMENT FUNDS

Financial Highlights

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

Multi-Manager Select 2050 Fund
Class K
December 15, 2014(a) to January 31, 2015 (unaudited)

Net asset value, beginning of period	$ 10.00

Income From Investment Operations
Net investment income(b)(c)	.11
Net realized and unrealized gain on investment transactions	.04

Net increase in net asset value from operations	.15

Less: Dividends
Dividends from net investment income	(.39)

Net asset value, end of period	$ 9.76

Total Return
Total investment return based on net asset value(d)	1.36%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$10
Ratio to average net assets of:
Expenses, net of waivers/reimbursements^	.53%
Expenses, before waivers/reimbursements^	36.13%
Net investment income(c)^	8.51%
Portfolio turnover rate	0%

See footnote summary on page 172.

AB MULTI-MANAGER SELECT RETIREMENT FUNDS •	163

Financial Highlights

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

Multi-Manager Select 2050 Fund
Class I
December 15, 2014(a) to January 31, 2015 (unaudited)

Net asset value, beginning of period	$ 10.00

Income From Investment Operations
Net investment income(b)(c)	.12
Net realized and unrealized gain on investment transactions	.04

Net increase in net asset value from operations	.16

Less: Dividends
Dividends from net investment income	(.39)

Net asset value, end of period	$ 9.77

Total Return
Total investment return based on net asset value(d)	1.48%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$954
Ratio to average net assets of:
Expenses, net of waivers/reimbursements^	.28%
Expenses, before waivers/reimbursements^	35.89%
Net investment income(c)^	8.76%
Portfolio turnover rate	0%

See footnote summary on page 172.

164	• AB MULTI-MANAGER SELECT RETIREMENT FUNDS

Financial Highlights

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

Multi-Manager Select 2050 Fund
Class Z
December 15, 2014(a) to January 31, 2015 (unaudited)

Net asset value, beginning of period	$ 10.00

Income From Investment Operations
Net investment income(b)(c)	.11
Net realized and unrealized gain on investment transactions	.05

Net increase in net asset value from operations	.16

Less: Dividends
Dividends from net investment income	(.39)

Net asset value, end of period	$ 9.77

Total Return
Total investment return based on net asset value(d)	1.47%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$10
Ratio to average net assets of:
Expenses, net of waivers/reimbursements^	.28%
Expenses, before waivers/reimbursements^	35.96%
Net investment income(c)^	8.73%
Portfolio turnover rate	0%

See footnote summary on page 172.

AB MULTI-MANAGER SELECT RETIREMENT FUNDS •	165

Financial Highlights

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

Multi-Manager Select 2055 Fund
Class A
December 15, 2014(a) to January 31, 2015 (unaudited)

Net asset value, beginning of period	$ 10.00

Income From Investment Operations
Net investment income(b)(c)	.11
Net realized and unrealized gain on investment transactions	.04

Net increase in net asset value from operations	.15

Less: Dividends
Dividends from net investment income	(.21)

Net asset value, end of period	$ 9.94

Total Return
Total investment return based on net asset value(d)	1.45%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$11
Ratio to average net assets of:
Expenses, net of waivers/reimbursements^	.53%
Expenses, before waivers/reimbursements^	48.19%
Net investment income(c)^	8.43%
Portfolio turnover rate	0%

See footnote summary on page 172.

166	• AB MULTI-MANAGER SELECT RETIREMENT FUNDS

Financial Highlights

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

Multi-Manager Select 2055 Fund
Class C
December 15, 2014(a) to January 31, 2015 (unaudited)

Net asset value, beginning of period	$ 10.00

Income From Investment Operations
Net investment income(b)(c)	.10
Net realized and unrealized gain on investment transactions	.04

Net increase in net asset value from operations	.14

Less: Dividends
Dividends from net investment income	(.21)

Net asset value, end of period	$ 9.93

Total Return
Total investment return based on net asset value(d)	1.31%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$10
Ratio to average net assets of:
Expenses, net of waivers/reimbursements^	1.28%
Expenses, before waivers/reimbursements^	48.92%
Net investment income(c)^	7.77%
Portfolio turnover rate	0%

See footnote summary on page 172.

AB MULTI-MANAGER SELECT RETIREMENT FUNDS •	167

Financial Highlights

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

Multi-Manager Select 2055 Fund
Advisor Class
December 15, 2014(a) to January 31, 2015 (unaudited)

Net asset value, beginning of period	$ 10.00

Income From Investment Operations
Net investment income(b)(c)	.00 (e)
Net realized and unrealized gain on investment transactions	.15

Net increase in net asset value from operations	.15

Less: Dividends
Dividends from net investment income	(.21)

Net asset value, end of period	$ 9.94

Total Return
Total investment return based on net asset value(d)	1.46%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$328
Ratio to average net assets of:
Expenses, net of waivers/reimbursements^	.28%
Expenses, before waivers/reimbursements^	32.52%
Net investment income(c)^	.24%
Portfolio turnover rate	0%

See footnote summary on page 172.

168	• AB MULTI-MANAGER SELECT RETIREMENT FUNDS

Financial Highlights

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

Multi-Manager Select 2055 Fund
Class R
December 15, 2014(a) to January 31, 2015 (unaudited)

Net asset value, beginning of period	$ 10.00

Income From Investment Operations
Net investment income(b)(c)	.11
Net realized and unrealized gain on investment transactions	.05

Net increase in net asset value from operations	.16

Less: Dividends
Dividends from net investment income	(.39)

Net asset value, end of period	$ 9.77

Total Return
Total investment return based on net asset value(d)	1.45%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$10
Ratio to average net assets of:
Expenses, net of waivers/reimbursements^	.78%
Expenses, before waivers/reimbursements^	31.68%
Net investment income(c)^	8.22%
Portfolio turnover rate	0%

See footnote summary on page 172.

AB MULTI-MANAGER SELECT RETIREMENT FUNDS •	169

Financial Highlights

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

Multi-Manager Select 2055 Fund
Class K
December 15, 2014(a) to January 31, 2015 (unaudited)

Net asset value, beginning of period	$ 10.00

Income From Investment Operations
Net investment income(b)(c)	.11
Net realized and unrealized gain on investment transactions	.05

Net increase in net asset value from operations	.16

Less: Dividends
Dividends from net investment income	(.39)

Net asset value, end of period	$ 9.77

Total Return
Total investment return based on net asset value(d)	1.46%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$10
Ratio to average net assets of:
Expenses, net of waivers/reimbursements^	.53%
Expenses, before waivers/reimbursements^	31.31%
Net investment income(c)^	8.51%
Portfolio turnover rate	0%

See footnote summary on page 172.

170	• AB MULTI-MANAGER SELECT RETIREMENT FUNDS

Financial Highlights

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

Multi-Manager Select 2055 Fund
Class I
December 15, 2014(a) to January 31, 2015 (unaudited)

Net asset value, beginning of period	$ 10.00

Income From Investment Operations
Net investment income(b)(c)	.12
Net realized and unrealized gain on investment transactions	.04

Net increase in net asset value from operations	.16

Less: Dividends
Dividends from net investment income	(.39)

Net asset value, end of period	$ 9.77

Total Return
Total investment return based on net asset value(d)	1.48%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$954
Ratio to average net assets of:
Expenses, net of waivers/reimbursements^	.28%
Expenses, before waivers/reimbursements^	31.09%
Net investment income(c)^	8.76%
Portfolio turnover rate	0%

See footnote summary on page 172.

AB MULTI-MANAGER SELECT RETIREMENT FUNDS •	171

Financial Highlights

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

Multi-Manager Select 2055 Fund
Class Z
December 15, 2014(a) to January 31, 2015 (unaudited)

Net asset value, beginning of period	$ 10.00

Income From Investment Operations
Net investment income(b)(c)	.12
Net realized and unrealized gain on investment transactions	.04

Net increase in net asset value from operations	.16

Less: Dividends
Dividends from net investment income	(.39)

Net asset value, end of period	$ 9.77

Total Return
Total investment return based on net asset value(d)	1.47%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$10
Ratio to average net assets of:
Expenses, net of waivers/reimbursements^	.28%
Expenses, before waivers/reimbursements^	31.09%
Net investment income(c)^	8.81%
Portfolio turnover rate	0%

(a)	Commencement of operations.

(b)	Based on average shares outstanding.

(c)	Net of fees and expenses waived/reimbursed by the Adviser.

(d)	Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Initial sales charges or contingent deferred sales charges are not reflected in the calculation of total investment return. Total return does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total investment return calculated for a period of less than one year is not annualized.

(e)	Amount is less than $.005.

^	Annualized.

†	Due to timing of sales and repurchase of capital shares, the net realized and unrealized gain (loss) per share is not in accord with the Fund’s change in net realized and unrealized gain (loss) on investment transactions for the period.

The expense and net investment income ratios do not include income earned or expenses incurred by the Funds through their Underlying Portfolios.

See notes to financial statements.

172	• AB MULTI-MANAGER SELECT RETIREMENT FUNDS

Financial Highlights

BOARD OF DIRECTORS

Marshall C. Turner, Jr.(1), Chairman

John H. Dobkin(1)

Michael J. Downey(1)

William H. Foulk, Jr.(1)

D. James Guzy(1)

Nancy P. Jacklin(1)

Robert M. Keith, President and Chief Executive Officer

Garry L. Moody(1)

Earl D. Weiner(1)

OFFICERS

Philip L. Kirstein, Senior Vice President and Independent Compliance Officer

Daniel J. Loewy(2), Vice President

Christopher H. Nikolich(2), Vice President

Vadim Zlotnikov(2) , Vice President

Joseph J. Mantineo, Treasurer and Chief Financial Officer

Emilie D. Wrapp, Secretary

Phyllis J. Clarke, Controller

Vincent S. Noto, Chief Compliance Officer

Custodian and Accounting Agent

State Street Bank and Trust Company
State Street Corporation CCB/5
1 Iron Street
Boston, MA 02210

Principal Underwriter

AllianceBernstein Investments, Inc.
1345 Avenue of the Americas
New York, NY 10105

Transfer Agent

AllianceBernstein Investor Services, Inc.
P.O. Box 786003
San Antonio, TX 78278-6003
Toll-Free (800) 221-5672

Independent Registered Public Accounting Firm Ernst & Young LLP 5 Times Square New York, NY 10036 Legal Counsel Seward & Kissel LLP One Battery Park Plaza New York, NY 10004

(1)	Member of the Audit Committee, the Governance and Nominating Committee and the Independent Directors Committee.

(2)	Messrs. Loewy, Nikolich, and Zlotnikov are the investment professionals with the most significant responsibility for the Adviser’s role in the day-to-day management of the Funds’ portfolio, which role includes monitoring the Funds’ sub-adviser and ensuring that asset allocations are consistent with the Funds’ investment guidelines.

AB MULTI-MANAGER SELECT RETIREMENT FUNDS •	173

Board of Directors

Information Regarding the Review and Approval of the Advisory Agreement and Sub-Advisory Agreement in Respect of Each Fund

The disinterested directors (the “directors”) of AB Cap Fund, Inc. (the “Company”) unanimously approved (i) the proposed Investment Advisory Contract (the “Advisory Agreement”) between the Adviser and the Company in respect of each of the funds listed below (each, a “Fund”) and (ii) the proposed Sub-Advisory Agreement (the “Sub-Advisory Agreement”) between the Adviser and Morningstar Associates, LLC (the “Sub-Adviser”) in respect of each Fund, each for an initial two year period, at a meeting held on August 4-7, 2014.

•	AB Multi-Manager Select Retirement Allocation Fund

•	AB Multi-Manager Select 2010 Fund

•	AB Multi-Manager Select 2015 Fund

•	AB Multi-Manager Select 2020 Fund

•	AB Multi-Manager Select 2025 Fund

•	AB Multi-Manager Select 2030 Fund

•	AB Multi-Manager Select 2035 Fund

•	AB Multi-Manager Select 2040 Fund

•	AB Multi-Manager Select 2045 Fund

•	AB Multi-Manager Select 2050 Fund

•	AB Multi-Manager Select 2055 Fund

Prior to approval of the Advisory Agreement and the Sub-Advisory Agreement in respect of each Fund, the directors had requested from the Adviser and the Sub-Adviser, and received and evaluated, extensive materials. They reviewed the proposed Advisory Agreement and Sub-Advisory Agreement with the Adviser and with experienced counsel who are independent of the Adviser, who advised on the relevant legal standards. The directors also reviewed an independent evaluation prepared by the Company’s Senior Officer (who is also the Company’s Independent Compliance Officer) of the reasonableness of the proposed advisory fee in respect of each Fund. The directors also reviewed certain supplemental information relating to each Fund that had been prepared by the Company’s Senior Officer. The directors also discussed the proposed approvals in private sessions with counsel and the Company’s Senior Officer.

The directors considered their knowledge of the nature and quality of the services to be provided by the Adviser to the Funds gained from their experience as directors or trustees of most of the registered investment companies advised by the Adviser, including the Company, their overall confidence in the Adviser’s integrity and competence they have gained from that experience, the Adviser’s initiative in identifying and raising potential issues with the directors and its responsiveness, frankness and attention to concerns raised by the directors in the

174	• AB MULTI-MANAGER SELECT RETIREMENT FUNDS

past, including the Adviser’s willingness to consider and implement organizational and operational changes designed to improve investment results and the services provided to the AB Funds. The directors noted that they have four regular meetings each year, at each of which they receive presentations from the Adviser on the investment results of the AB Funds and review extensive materials and information presented by the Adviser.

The directors also considered all other factors they believed relevant, including the specific matters discussed below. In their deliberations, the directors did not identify any particular information that was all-important or controlling, and different directors may have attributed different weights to the various factors. The directors determined that the selection of the Adviser to manage each Fund, and the overall arrangements (i) between each Fund and the Adviser, as provided in the Advisory Agreement, including the proposed advisory fee and (ii) between the Adviser and the Sub-Adviser, as provided in the Sub-Advisory Agreement, including the sub-advisory fee payable by the Adviser to the Sub-Adviser, were fair and reasonable in light of the services to be performed, expenses to be incurred and such other matters as the directors considered relevant in the exercise of their business judgment. The directors also determined that the selection of the Sub-Adviser and the proposed arrangements and fees with it were reasonable and in the best interests of the Funds. The material factors and conclusions that formed the basis for the directors’ determinations included the following:

Nature, Extent and Quality of Services to be Provided

The directors considered the scope and quality of services to be provided by the Adviser under the Advisory Agreement, including the quality of the investment research capabilities of the Adviser and the other resources it has dedicated to performing services for the AB Funds. The directors considered both the investment advisory services and the other non-advisory services outlined with specificity in the Advisory Agreement that would be provided to the Funds by the Adviser. They also noted the professional experience and qualifications of each Fund’s portfolio managers and other members of the investment team and other senior personnel of the Adviser. The directors noted that the Advisory Agreement, unlike the advisory agreements for most of the other AB Funds, does not provide for reimbursement to the Adviser of the Adviser’s costs of providing administrative and accounting services for the Funds. These services will be covered by the advisory fee.

The directors noted that the Funds will invest in a mix of mutual funds advised by the Adviser (“AB Funds”) and mutual funds and exchange-traded funds managed by third parties unaffiliated with the Adviser (“External Funds” and together with the AB Funds, “Underlying Funds”). The Sub-Adviser will select the Underlying Funds provided that AB Funds will constitute approximately 33% (and in no event greater than 40%) of the aggregate net asset value of the

AB MULTI-MANAGER SELECT RETIREMENT FUNDS •	175

Funds. The Adviser will specify the third-party fund complexes from which the Sub-Adviser will choose funds to construct the investment portfolios of the Funds. The Adviser will also place trading orders.

The quality of administrative and other services, including the Adviser’s role in coordinating the activities of each Fund’s other service providers, also was considered. The directors concluded that, overall, they were satisfied with the nature, extent and quality of services to be provided to each of the Funds under the Advisory Agreement.

Costs of Services to be Provided and Profitability

Because the Funds had not yet commenced operations, the directors were unable to consider historical information about the profitability of the Funds. However, the Adviser agreed to provide the directors with profitability information in connection with future proposed continuances of the Advisory Agreement. They also considered the costs to be borne by the Adviser in providing services to the Funds and that a Fund was unlikely to be profitable to the Adviser unless it achieves a material level of net assets.

Fall-Out Benefits

The directors considered the other benefits to the Adviser and its affiliates from their proposed relationships with the Funds, including, but not limited to, benefits relating to soft dollar arrangements (whereby the Adviser receives brokerage and research services from brokers that execute transactions for certain clients, including the Funds); 12b-1 fees and sales charges to be received by the Company’s principal underwriter (which is a wholly owned subsidiary of the Adviser) in respect of certain classes of the Funds’ shares; transfer agency fees to be paid by the Funds to a wholly owned subsidiary of the Adviser; and brokerage commissions to be paid by the Funds to brokers affiliated with the Adviser. The directors recognized that the Adviser’s future profitability would be somewhat lower without these benefits. The directors understood that the Adviser also might derive reputational and other benefits from its association with the Funds.

Investment Results

Since the Funds had not yet commenced operations and there were no existing AB funds with the same investment style as the Funds, no performance or other historical information for the Funds was available. Based on the Adviser’s written and oral presentations regarding the management of the Funds and their general knowledge and confidence in the Adviser’s expertise in managing mutual funds, the directors concluded that they were satisfied that the Adviser was capable of providing high quality portfolio management services to the Funds.

Advisory Fee and Other Expenses

The directors considered the proposed advisory fee rate payable by each Fund and information prepared by Lipper concerning advisory fee rates paid by other

176	• AB MULTI-MANAGER SELECT RETIREMENT FUNDS

funds in the same Lipper category as such Fund at a hypothetical common asset level of $250 million. The directors recognized that it is difficult to make comparisons of advisory fees because there are variations in the services that are included in the fees paid by other funds. The information reviewed by the directors showed that, for each Fund, at a hypothetical size of $250 million, its proposed contractual advisory fee rate of 15 basis points was higher than the Fund’s Expense Group median. Lipper described an Expense Group as a representative sample of funds similar to a Fund. The Adviser informed the directors that the Funds were the only funds in their respective Lipper Expense Group that would engage an independent third party sub-adviser to select underlying funds for investment. The Adviser also noted that the Expense Group median consisted of underlying funds that invest primarily or exclusively in affiliated funds, meaning that the adviser to such funds received, in addition to the fund-level advisory fee, fees from the underlying funds. The Adviser contrasted such an arrangement with the proposed arrangements for the Funds under which the Adviser would not receive any fees from a majority of the assets of the Underlying Funds because those funds will be advised by third parties. Accordingly, the directors gave less weight to the Expense Group comparison in light of the Funds’ unique structure.

The directors discussed with the Adviser the requirement in the Sub-Advisory Agreement that the Sub-Adviser select the Underlying Funds for the Funds, provided that AB Funds constitute approximately 33% (and in no event greater than 40%) of the aggregate net asset value of the Funds. They considered whether the constraint of investing a substantial portion of a Fund’s assets in shares of AB Funds might prevent the Sub-Adviser from pursuing third-party funds that it might consider more attractive, and whether the fact the Sub-Adviser is supervised by the Adviser might create an incentive to select AB Funds with higher advisory fees or to invest more assets in AB Funds than it otherwise would. After discussion with the Adviser and the Sub-Adviser, the directors concluded that the Sub-Adviser’s ability to select funds from among AB Funds and, initially, five other fund complexes, each of which is large and has a broadly diversified offering of mutual funds, would not unduly constrain the Sub-Adviser and in fact would provide a broader range of funds for consideration than would a Fund that invested solely in AB Funds. The directors were also satisfied with the responses of the Adviser and the Sub-Adviser concerning their questions about allocations to AB Funds.

The directors also considered the Adviser’s fee schedule for non-fund clients pursuing a similar investment style. For this purpose, they reviewed the relevant advisory fee information from the Adviser’s Form ADV and the evaluation from the Company’s Senior Officer. The directors noted that the institutional fee schedule and the Funds’ fee schedule (flat fee) started at different rates and that the institutional fee schedule had breakpoints. The application of the institutional fee schedule to a hypothetical asset level of $250 million (for each Fund)

AB MULTI-MANAGER SELECT RETIREMENT FUNDS •	177

would result in a fee rate lower than the rate that would be paid under the Funds’ Advisory Agreement. The directors noted that the Adviser may, in some cases, agree to fee rates with large institutional clients that are lower than those on the schedule reviewed by the directors and that they had previously discussed with the Adviser its policies in respect of such arrangements.

The Adviser reviewed with the directors the significantly greater scope of the services it provides to the AB Funds relative to institutional clients. The Adviser also noted that because mutual funds are constantly issuing and redeeming shares, they are more difficult to manage than an institutional account, where the assets tend to be relatively stable. In light of the substantial differences in services rendered by the Adviser to institutional clients as compared to funds such as the Funds, as well as the difference in fee structure, the directors considered these fee comparisons inapt and did not place significant weight on them in their deliberations.

The directors considered the anticipated total expense ratio of the Class A shares of each Fund assuming $250 million in assets under management. The anticipated expense ratio of each Fund reflected fee waivers and/or expense reimbursements as a result of an expense limitation agreement between the Adviser and the Company in respect of such Fund. The expense limitation agreement excludes from a Fund’s expense cap the fees and expenses of the Underlying Funds, including those for which the Adviser serves as investment adviser so the Fund (and shareholders) will bear such expenses. The directors noted that it was likely that the expense ratios of some of the other funds in each Fund’s Lipper category also were lowered by waivers or reimbursements by those funds’ investment advisers, which in some cases might be voluntary or temporary. The directors view the anticipated expense ratio information as relevant to their evaluation of the Adviser’s services because the Adviser is responsible for coordinating services provided to the Funds by others.

The directors considered the proposed expense limitation for the Class A shares of each Fund for an initial period to end one year after commencement of the Fund’s public offering. Under the expense limitation agreement with the Adviser, if a Fund’s uncapped expenses for the Class A shares were to fall below the expense cap, the Adviser would be able to recoup all or a portion of the fees it had previously waived until the end of three fiscal years after the fiscal period in which amounts were waived or reimbursed. The Adviser informed the directors that each Fund is expected to outgrow its expense cap at a minimum of more than $3 billion in net assets (and for some Funds in excess of $5 billion).

The directors noted that each Fund may invest in shares of External Funds in excess of the limits permitted under the Investment Company Act of 1940 pursuant to a Fund of Funds Order from the SEC. The directors concluded that the proposed advisory fee for each Fund was based on services to be provided that

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will be in addition to, rather than duplicative of, the services provided under the advisory contracts of the External Funds in which the Funds may in the future invest.

The information reviewed by the directors showed that each Fund’s anticipated expense ratio (excluding the Underlying Funds’ expense ratio), giving effect to the proposed expense limitation agreement, was higher than the Expense Group median. The directors noted that each Fund’s Underlying Fund expense ratio was lower than the Expense Group median. The directors concluded that each Fund’s anticipated expense ratio was acceptable.

Approval of Sub-Advisory Agreement

In determining to approve the Sub-Advisory Agreement, the directors relied to a significant extent on the due diligence review performed by the Adviser to develop a recommendation to the directors for the Sub-Adviser to serve as sub-adviser for each of the Funds. The directors also reviewed extensive materials concerning the Sub-Adviser and met with representatives of the Sub-Adviser. The directors noted that the Sub-Adviser’s more usual function is acting as a consultant to assist fund advisers in making underlying fund selection decisions, rather than as a sub-adviser with the authority to make such decisions (the case for the Funds). The directors’ review of the Sub-Adviser and the nature and quality of the services to be provided by it covered, among other things: historical investment performance; information about the process to be used by the Sub-Adviser in selecting and replacing underlying funds; the reputation of the Sub-Adviser in the investment management industry; its compensation structure and ability to attract and retain talented professionals; its policies and procedures to address potential conflicts of interest, including with respect to its risk management program and organization; and its compliance program. The directors also received a report from the Company’s Chief Compliance Officer concerning the compliance programs of the Sub-Adviser. Following a recommendation of the Senior Officer, the directors discussed with the Adviser its plans to monitor and evaluate the Sub-Adviser’s performance as sub-adviser.

The directors noted that the Sub-Adviser had agreed to provide information about the profitability of its relationship with the Funds and collateral benefits from such relationship in connection with future continuances of the Sub-Advisory Agreement. They also considered the amount and competitiveness of the sub-advisory fee payable to the Sub-Adviser, noting that such fee had been negotiated by the Adviser (which is not affiliated with the Sub-Adviser) and was payable by the Adviser out of the advisory fee paid to the Adviser by the Funds. The directors also reviewed the form of the Sub-Advisory Agreement to be entered into by the Sub-Adviser.

AB MULTI-MANAGER SELECT RETIREMENT FUNDS •	179

Economies of Scale

The directors noted that the proposed advisory fee schedule for the Funds does not contain breakpoints, and that they had discussed their strong preference, and that of the Senior Officer, for breakpoints in advisory contracts with the Adviser. They considered the Adviser’s position that of the other funds in each Fund’s Lipper expense group only one fund in each expense group had breakpoints. The directors noted that the proposed sub-advisory fee schedule for the Funds contains breakpoints that reduce fee rates on assets above specified levels. The sub-advisory fee schedule also provides for an annual minimum fee. Because the Sub-Adviser’s fee schedule includes breakpoints which the Adviser’s fee schedule does not, the Adviser would retain a larger fee on a percentage basis as the Funds grow. The Adviser explained that the fee it retains would be only 0.06% at lower asset levels and that the anticipated fee waivers and expense reimbursements make the receipt of this fee unlikely for the reasonable future, assuming the expense caps remain in place. The directors took into consideration prior presentations by an independent consultant on economies of scale in the mutual fund industry and for the AB Funds, and by the Adviser concerning certain of its views on economies of scale. The directors also had requested and received from the Adviser certain updates on economies of scale at the May 2014 meetings. The directors believe that economies of scale may be realized (if at all) by the Adviser and the Sub-Adviser across a variety of products and services, and not only in respect of a single fund. The directors noted that there is no established methodology for setting breakpoints that give effect to the fund-specific services provided by a fund’s adviser or sub-adviser and to the economies of scale that an adviser or sub-adviser may realize in its overall mutual fund or asset management business or those components of it which directly or indirectly affect a fund’s operations. The directors observed that in the mutual fund industry as a whole, as well as among funds similar to the Funds, there is no uniformity or pattern in the fees and asset levels at which breakpoints (if any) apply. The directors also noted that the advisory agreements for many funds do not have breakpoints at all. The directors concluded that the Funds’ fee structure did not necessitate breakpoints at this time, but they informed the Adviser that they would monitor each Fund’s assets and its profitability to the Adviser and anticipated revisiting the question of breakpoints in the advisory fee schedule in the future if circumstances warranted doing so.

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THE FOLLOWING IS NOT PART OF THE SHAREHOLDER REPORT OR THE FINANCIAL STATEMENTS

SUMMARY OF SENIOR OFFICER’S EVALUATION OF INVESTMENT ADVISORY AGREEMENT1

The following is a summary of the evaluation of the Investment Advisory Agreement between AllianceBernstein L.P. (the “Adviser”) and AllianceBernstein Cap Fund, Inc. (the “Fund”) in respect of the AllianceBernstein Multi-Manager Select Retirement Funds (each a “Portfolio” and collectively, the “Portfolios”):2

Select Retirement Allocation Fund

Select 2010 Fund

Select 2015 Fund

Select 2020 Fund

Select 2025 Fund

Select 2030 Fund

Select 2035 Fund

Select 2040 Fund

Select 2045 Fund

Select 2050 Fund

Select 2055 Fund

The evaluation of the Investment Advisory Agreement was prepared by Philip L. Kirstein, the Senior Officer of the Fund, for the Directors of the Fund, as required by an August 2004 agreement between the Adviser and the New York State Attorney General (the “NYAG”). The Senior Officer’s evaluation of the Investment Advisory Agreement is not meant to diminish the responsibility or authority of the Board of Directors to perform its duties pursuant to Section 15 of the Investment Company Act of 1940 (the “40 Act”) and applicable state law. The purpose of the summary is to provide shareholders with a synopsis of the independent evaluation of the reasonableness of the advisory fees proposed to be paid by the Portfolios which was provided to the Directors in connection with their review of the proposed approval of the continuance of the Investment Advisory Agreement.

The Portfolios are designed as open end target date funds, registered under the Investment Company Act of 1940 (the “1940 Act”), each of which invests in externally-managed mutual funds with an ability to strategically alter its asset allocation during market cycles with periods of higher volatility using the Adviser’s Dynamic Asset Allocation (“DAA”) service.3 The Portfolios will be

1	It should be noted that the information in the fee evaluation was completed on July 24, 2014 and discussed with the Board of Directors on August 5-7, 2014.

2	Future references to the Portfolios do not include “AllianceBernstein.”

3	The Portfolios will invest in actively and passively managed funds, including exchange traded funds (“ETFs”).

AB MULTI-MANAGER SELECT RETIREMENT FUNDS •	181

managed by the Adviser and sub-advised by Morningstar Investment Management (“Morningstar”).4 The Adviser will be responsible for the Portfolios’ asset allocation policy and trade execution. The Adviser will also provide Morningstar with the universe of external fund managers from which Morningstar is to select investments in performing its portfolio management activities. Morningstar will be responsible for portfolio construction and selecting the underlying investment options (the “Underlying Funds”) for the Portfolios; provided, however, that investments managed by the Adviser will constitute approximately 33% (and in no event greater than 40%) of the aggregate net asset value of the Portfolios. Other duties Morningstar will be responsible for include providing regular reports to the Fund and/or to the Adviser and providing support to the Adviser with respect to marketing of the Portfolios.5

The Portfolios’ investment objective is to seek the highest total return over time consistent with its asset mix. Total return includes capital growth and income. Except for Select Retirement Allocation Fund, which will be managed from its inception at the final static asset allocation, each Portfolio will be managed to the specific year of planned retirement included in its name; such Portfolio’s asset mix will become more conservative, with an increasing exposure to fixed-income securities and short-term bonds, until reaching the year approximately 15 years after the retirement year at which time the asset allocation will become static. Effective 15 years after its stated year, the Portfolio’s portfolio allocation will become static, and the Adviser will propose to merge the Portfolio with Select Retirement Allocation Fund. Each Portfolio’s investment mix anticipates that an investor may after retirement take withdrawal from his or her account to provide supplemental retirement income.

Each Portfolio’s benchmark will be the Morningstar Lifetime Moderate Index that corresponds to the Portfolio’s target date. Performance comparisons are also expected to be made to the S&P Target Date Index that corresponds to a Portfolio’s target date. The Adviser expects Lipper and Morningstar to classify the Portfolios in their respective Target Date categories.

The Senior Officer’s evaluation considered the following factors:

1.	Advisory fees charged to institutional and other clients of the Adviser for like services;

2.	Advisory fees charged by other mutual fund companies for like services;

3.	Costs to the Adviser and its affiliates of supplying services pursuant to the advisory agreement, excluding any intra-corporate profit;

4	Morningstar Investment Management includes Ibbotson Associates, which Morningstar acquired in March 2006.

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4.	Profit margins of the Adviser and its affiliates from supplying such services;

5.	Possible economies of scale as the Portfolios grow larger; and

6.	Nature and quality of the Adviser’s services including the performance of the Portfolios.

These factors, with the exception of the first factor, are generally referred to as the “Gartenberg factors,” which were articulated by the United States Court of Appeals for the Second Circuit in 1982. Gartenberg v. Merrill Lynch Asset Management, Inc., 694 F. 2d 923 (2d Cir. 1982). On March 30, 2010, the Supreme Court held the Gartenberg decision was correct in its basic formulation of what Section 36(b) requires: to face liability under Section 36(b), “an investment adviser must charge a fee that is so disproportionately large that it bears no reasonable relationship to the services rendered and could not have been the product of arm’s length bargaining.” Jones v. Harris Associates L.P., 130 S. Ct. 1418 (2010). In Jones, the Court stated the Gartenberg approach fully incorporates the correct understanding of fiduciary duty within the context of Section 36(b) and noted with approval that “Gartenberg insists that all relevant circumstances be taken into account” and “uses the range of fees that might result from arm’s length bargaining as the benchmark for reviewing challenged fees.”6

ADVISORY FEES, NET ASSETS, & EXPENSE RATIOS

The Adviser proposed that Portfolios pay the advisory fee set forth in the table below for receiving the services to be provided pursuant to the Investment Advisory Agreement.

Portfolio	Fee
Multi-Manager Select Retirement Funds	0.15% of average daily net assets

The Adviser proposed it pay the following sub-advisory fees for Morningstar:7

Portfolio	Morningstar Sub-Advisory Fee Based on all of the Portfolios’ Aggregate Average Daily Net Assets
Multi-Manager Select Retirement Funds	0.09% on the first $1 billion
0.07% on the next $2 billion
0.06% on the next $2 billion
0.04% on the balance
Minimum Annual Fee: $150,000

6	Jones v. Harris at 1427.

7	In addition to the sub-advisory fees it will receive, Morningstar may receive “fall out” benefits from its relationship with the Portfolios, including becoming better known among investors who would typically use Morningstar’s other services, including its fund related publications.

AB MULTI-MANAGER SELECT RETIREMENT FUNDS •	183

The Underlying Funds in which the Portfolios will invest will be charged an advisory fee by their investment advisers. As previously noted, the sub-advisory agreement between the Adviser and Morningstar requires Morningstar to invest approximately 33% (with a maximum of 40%) of the Portfolios’ aggregate net assets in AllianceBernstein Funds.

The Portfolios’ Expense Limitation Agreement calls for the Adviser to establish expense caps, set forth below, for a one year period after the date that shares of the Portfolios are first offered to the public. The Expense Limitation Agreement also provides a mechanism for reimbursing the Adviser for its expense cap subsidies. Under the Expense Limitation Agreement, the Adviser may be able to recoup all or a portion of the amounts waived or reimbursed until the end of three fiscal years after the fiscal period in which the amounts were waived or reimbursed to the extent that the reimbursements do not cause the expense ratios of the Portfolios’ share classes to exceed their expense caps. The Adviser’s ability to recoup offering expenses will terminate with the agreement.

The Expense Limitation Agreement also calls for the Adviser to exclude the Portfolios’ acquired fund fees and expenses (i.e. fees and expenses, including interest expenses, taxes, extraordinary expenses, brokerage commissions and other transaction costs, of the Underlying Funds proportionate to the Portfolios’ assets invested in the Underlying Funds).8 Although the Portfolios’ acquired fund fees and expenses will not be included as part of the Portfolios’ expenses capped by the Portfolios’ Expense Limitation Undertaking, the Adviser has asked Morningstar to target the Portfolios’ total expenses, including acquired fund fees and expenses, within a certain range.

8	For example, Select Retirement Allocation Fund’s Class A share gross expense ratio is 0.63%. Accordingly, the Adviser is waiving and/or reimbursing the Portfolio 0.21%, and the estimated total expense ratio is 0.90% (net ratio of 0.42% plus acquired fund fees and expenses of 0.48%). Hypothetically, if the Portfolio’s acquired fund fees and expenses were to increase by 0.02% to 0.50%, since the acquired fund fees and expenses is not included in the application of the expense cap, the estimated total expense ratio will increase by 0.02% to 0.92%.

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Portfolio	Expense Cap Pursuant to Expense Limitation Undertaking (“Net Ratio”)			Estimated Gross Expense Ratio[9]		Estimated Acquired Funds Ratio[9]		Estimated Total Expenses		Fiscal Year End
Select Retirement Allocation Fund	Class A Class C Class R Class K Class I Advisor Class Z	0.42 1.17 0.67 0.42 0.17 0.17 0.17	% % % % % % %	0.63 1.38 1.04 0.73 0.40 0.38 0.30	% % % % % % %	0.48 0.48 0.48 0.48 0.48 0.48 0.48	% % % % % % %	0.90 1.65 1.15 0.90 0.65 0.65 0.65	% % % % % % %	July 31

Select 2010 Fund	Class A Class C Class R Class K Class I Advisor Class Z	0.44 1.19 0.69 0.44 0.19 0.19 0.19	% % % % % % %	0.63 1.38 1.04 0.73 0.40 0.38 0.30	% % % % % % %	0.51 0.51 0.51 0.51 0.51 0.51 0.51	% % % % % % %	0.95 1.70 1.20 0.95 0.70 0.70 0.70	% % % % % % %	July 31

Select 2015 Fund	Class A Class C Class R Class K Class I Advisor Class Z	0.46 1.21 0.71 0.46 0.21 0.21 0.21	% % % % % % %	0.63 1.38 1.04 0.73 0.40 0.38 0.30	% % % % % % %	0.54 0.54 0.54 0.54 0.54 0.54 0.54	% % % % % % %	1.00 1.75 1.25 1.00 0.75 0.75 0.75	% % % % % % %	July 31

Select 2020 Fund	Class A Class C Class R Class K Class I Advisor Class Z	0.50 1.25 0.75 0.50 0.25 0.25 0.25	% % % % % % %	0.63 1.38 1.04 0.73 0.40 0.38 0.30	% % % % % % %	0.55 0.55 0.55 0.55 0.55 0.55 0.55	% % % % % % %	1.05 1.80 1.30 1.05 0.80 0.80 0.80	% % % % % % %	July 31

Select 2025 Fund	Class A Class C Class R Class K Class I Advisor Class Z	0.47 1.22 0.72 0.47 0.22 0.22 0.22	% % % % % % %	0.63 1.38 1.04 0.73 0.40 0.38 0.30	% % % % % % %	0.58 0.58 0.58 0.58 0.58 0.58 0.58	% % % % % % %	1.05 1.80 1.30 1.05 0.80 0.80 0.80	% % % % % % %	July 31

Select 2030 Fund	Class A Class C Class R Class K Class I Advisor Class Z	0.49 1.24 0.74 0.49 0.24 0.24 0.24	% % % % % % %	0.63 1.38 1.04 0.73 0.40 0.38 0.30	% % % % % % %	0.61 0.61 0.61 0.61 0.61 0.61 0.61	% % % % % % %	1.10 1.85 1.35 1.10 0.85 0.85 0.85	% % % % % % %	July 31

9	Each Portfolio’s estimated gross expense ratios and estimated acquired fund ratios are based on an initial estimate of each Portfolio’s net assets at $250 million.

AB MULTI-MANAGER SELECT RETIREMENT FUNDS •	185

Portfolio	Expense Cap Pursuant to Expense Limitation Undertaking (“Net Ratio”)			Estimated Gross Expense Ratio[9]		Estimated Acquired Funds Ratio[9]		Estimated Total Expenses		Fiscal Year End
Select 2035 Fund	Class A Class C Class R Class K Class I Advisor Class Z	0.47 1.22 0.72 0.47 0.22 0.22 0.22	% % % % % % %	0.63 1.38 1.04 0.73 0.40 0.38 0.30	% % % % % % %	0.63 0.63 0.63 0.63 0.63 0.63 0.63	% % % % % % %	1.10 1.85 1.35 1.10 0.85 0.85 0.85	% % % % % % %	July 31

Select 2040 Fund	Class A Class C Class R Class K Class I Advisor Class Z	0.49 1.24 0.74 0.49 0.24 0.24 0.24	% % % % % % %	0.63 1.38 1.04 0.73 0.40 0.38 0.30	% % % % % % %	0.66 0.66 0.66 0.66 0.66 0.66 0.66	% % % % % % %	1.15 1.90 1.40 1.15 0.90 0.90 0.90	% % % % % % %	July 31

Select 2045 Fund	Class A Class C Class R Class K Class I Advisor Class Z	0.49 1.24 0.74 0.49 0.24 0.24 0.24	% % % % % % %	0.63 1.38 1.04 0.73 0.40 0.38 0.30	% % % % % % %	0.66 0.66 0.66 0.66 0.66 0.66 0.66	% % % % % % %	1.15 1.90 1.40 1.15 0.90 0.90 0.90	% % % % % % %	July 31

Select 2050 Fund	Class A Class C Class R Class K Class I Advisor Class Z	0.47 1.22 0.72 0.47 0.22 0.22 0.22	% % % % % % %	0.63 1.38 1.04 0.73 0.40 0.38 0.30	% % % % % % %	0.68 0.68 0.68 0.68 0.68 0.68 0.68	% % % % % % %	1.15 1.90 1.40 1.15 0.90 0.90 0.90	% % % % % % %	July 31

Select 2055 Fund	Class A Class C Class R Class K Class I Advisor Class Z	0.47 1.22 0.72 0.47 0.22 0.22 0.22	% % % % % % %	0.63 1.38 1.04 0.73 0.40 0.38 0.30	% % % % % % %	0.68 0.68 0.68 0.68 0.68 0.68 0.68	% % % % % % %	1.15 1.90 1.40 1.15 0.90 0.90 0.90	% % % % % % %	July 31

I.	ADVISORY FEES CHARGED TO INSTITUTIONAL AND OTHER CLIENTS

The advisory fees charged to investment companies which the Adviser manages and sponsors are normally higher than those charged to similar sized institutional accounts, including pension plans and sub-advised investment companies. The fee differential reflects, among other things, different services provided to such clients and different liabilities assumed. Services that are provided by the Adviser to the Portfolios that are not provided to non-investment company clients and sub-advised investment companies include providing office space and personnel to serve as Fund Officers, who among other responsibilities make the

186	• AB MULTI-MANAGER SELECT RETIREMENT FUNDS

certifications required under the Sarbanes-Oxley Act of 2002, and coordinating with and monitoring the Portfolios’ third party service providers such as Fund counsel, auditors, custodians, transfer agents and pricing services. The accounting, administrative, legal and compliance requirements for the Portfolios are more costly than those for institutional accounts due to the greater complexities and time required for investment companies. Also, retail mutual funds managed by the Adviser are widely held and accordingly, servicing the Portfolios’ investors is more time consuming and labor intensive compared to servicing institutional clients since the Adviser needs to communicate with a more extensive network of financial intermediaries and shareholders. The Adviser also believes that it incurs substantial entrepreneurial risk when offering a new mutual fund since establishing a new mutual fund requires a large upfront investment and it may take a long time for the fund to achieve profitability since the fund must be priced to scale from inception in order to be competitive and assets are acquired one account at a time. In addition, managing the cash flow of an open-end investment company may be more difficult than managing that of a stable pool of assets, such as an institutional account with little cash movement in either direction, particularly if a fund is in net redemption, and the Adviser is frequently forced to sell securities to raise cash for redemptions. However, managing a fund with positive cash flow may be easier at times than managing a stable pool of assets. In recent years, investment advisers have been sued by institutional clients and have suffered reputational damage both by the attendant publicity and outcomes other than complete victories. Accordingly, the legal and reputational risks associated with institutional accounts are greater than previously thought, although these risks are generally still not equal to those related to the mutual fund industry.

Notwithstanding the Adviser’s view that managing an investment company is not comparable to managing other institutional accounts because the services provided are different, the Supreme Court has indicated consideration should be given to the advisory fees charged to institutional accounts with a similar investment style as the Portfolios.10 In addition to the AllianceBernstein institutional fee schedule, set forth below are what would have been the effective advisory fee of the Portfolios had the institutional fee schedule been applicable to the Portfolios, the Portfolios’ advisory fee and the difference between those fees based on an initial estimate of the Portfolios’ aggregate net assets at $2.75 billion.11

10	The Supreme Court stated that “courts may give such comparisons the weight that they merit in light of the similarities and differences between the services that the clients in question require, but the courts must be wary of inapt comparisons.” Among the significant differences the Supreme Court noted that may exist between services provided to mutual funds and institutional accounts are “higher marketing costs.” Jones v. Harris at 1428.

11	The Adviser has indicated that with respect to institutional accounts with assets greater than $300 million, it will negotiate a fee schedule. Discounts that are negotiated vary based upon each client relationship.

AB MULTI-MANAGER SELECT RETIREMENT FUNDS •	187

Fund[12]	Projected Net Assets ($MM)	AllianceBernstein Institutional Fee schedule	Effective AB Inst. Adv. Fee (%)	Fund Advisory Fee (%)	Difference
Multi- Manager Select Retirement Funds	$2,750.0	Customized Retirement Strategies[13] 0.12% on 1st $100 million 0.09% on next $400 million 0.07% on next $500 million 0.04% on next $1,500 million 0.03% on the balance +$60K for daily NAV Minimum Account Size: $100M or plan assets of $500M	0.055%	0.150%[14]	0.095%

Morningstar provided the Adviser and the Senior Officer its standard advisory fee schedule, set forth in the table below, for sub-advisory relationships. Morningstar’s clients may be paying Morningstar a negotiated (lower) fee than the estimated fee based on its standard sub-advisory fee schedule, just as the Adviser has negotiated a lower sub-advisory fee rate for the Funds. Also shown is what would have been Morningstar’s sub-advisory fee based on an initial estimate of the Funds’ aggregate net assets at $2.75 billion.

Portfolio	Morningstar Standard Sub-Advisory Fee Schedule	Morningstar Standard Sub-Advisory Fee	Morningstar Sub-Advisory Fee To Be Paid by AB	Portfolio Advisory Fee
Multi-Manager Select Retirement Funds	0.10% on the first $1 billion 0.09% on the next $4 billion 0.08% on the next $5 billion 0.07% on the balance	0.094%	0.077%	0.150%[15]

The Adviser manages the Retirement Strategies. Similar to the Portfolios, the Retirement Strategies are target date funds. However, unlike the Portfolios, the Retirement Strategies’ underlying funds, the AllianceBernstein Pooling Portfolios, are managed by the Adviser and are all actively managed portfolios. The fee

12	The projected net asset level of $2.75 billion assumes a projected net asset estimate of $250 million for each Portfolio.

13	Customized Retirement Strategies (“CRS”) is similar to the investment service contemplated for the Funds in terms of the Adviser’s asset allocation “glide path” design. However, CRS allows for the plan to utilize the Adviser and/or any other investment manager to manage any mix of active or passive underlying portfolios. Accordingly, the institutional fees shown in the table below pertain only to asset allocation “glide path” services provided by the Adviser.

14	0.077% of the 0.150% is paid by the Adviser to Morningstar. Accordingly, the advisory fee retained by the Adviser is 0.073%.

15	The fee retained by the Adviser after payment of the sub-advisory fee to Morningstar is 0.073%.

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charged to each Retirement Strategy is dependent on the percentage of equity investments and the level of net assets held by the Retirement Strategy:

% Invested in Equity Investments[16]	Advisory Fee
• Equal to or less than 60%	0.55%
• Greater than 60% and less than 80%	0.60%
• Equal to or greater than 80%	0.65%

Net Asset Level	Fee Reduction Due to Breakpoint
• Assets equal to or less than $2.5 billion	n/a
• Assets greater than $2.5 billion and less than $5 billion	0.10%
• Assets greater than $5 billion	0.15%

Accordingly, under the terms of the Investment Advisory Agreement, the Retirement strategies will pay the Adviser at the following annual rates:

Retirement Strategy[17]	First $2.5 billion	Average Daily Net Assets Next $2.5 billion	In excess of $5 billion
2000, 2005, 2010	0.55%	0.45%	0.40%
2015, 2020, 2025	0.60%	0.50%	0.45%
2030, 2035, 2040, 2045, 2050, 2055	0.65%	0.55%	0.50%

The Adviser has represented that it does not sub-advise any registered investment company that has a similar investment strategy as the Portfolios.

II.	MANAGEMENT FEES CHARGED BY OTHER MUTUAL FUND COMPANIES FOR LIKE SERVICES.

Lipper, Inc. (“Lipper”), an analytical service that is not affiliated with the Adviser, compared the fees charged to the Portfolio with fees charged to other investment companies for similar services offered by other investment advisers.18 Lipper’s analysis included the comparison of each Portfolio’s contractual management fee, estimated at an initial asset level of $250 million, to the median

16	For purposes of determining the percent of the portfolio that consists of equity investments, 50% of the assets invested in the Multi-Asset Real Return Portfolio (formerly Global Real Estate Investment Portfolio) and all assets invested in Volatility Management Portfolio will be considered to be invested in equity investments (although any additional allocation to Multi-Asset Real Return Portfolio beyond the allocation in September 2010 to the Portfolio will be treated as an equity allocation for fee calculation purposes).

17	Prior to October 1, 2010, Retirement Strategy 2025’s advisory fee rate was 0.65% of the average daily net assets.

18	The Supreme Court cautioned against accepting mutual fund fee comparisons without careful scrutiny since “these comparisons are problematic because these fees, like those challenged, may not be the product of negotiations conducted at arm’s length.” Jones v. Harris at 1429.

AB MULTI-MANAGER SELECT RETIREMENT FUNDS •	189

of the Portfolio’s Lipper Expense Group (“EG”)19 and the Portfolio’s contractual management fee ranking.20

Lipper describes an EG as a representative sample of comparable funds. Lipper’s standard methodology for screening funds to be included in an EG entails the consideration of several fund criteria, including fund type, investment classification/objective, load type and similar 12b-1/non-12b-1 service fees, asset (size) comparability, expense components and attributes. An EG will typically consist of seven to twenty funds.

The Portfolios have a unique investment organizational structure. The Portfolios are the only funds in their respective Lipper EGs that have an independent third party entity responsible for selecting underlying funds for investment. The underlying funds of the Portfolios’ target date peers have the same investment advisers as the target date funds that invest in them. However, these underlying funds are sub-advised by at least one independent third party sub-adviser.

19	Lipper does not consider average account size when constructing EGs. Funds with relatively small average account sizes tend to have higher transfer agent expense ratio than comparable sized funds that have relatively large average account sizes. There are limitations to Lipper expense category data because different funds categorize expenses differently.

20	The contractual management fee is calculated by Lipper using the Portfolio’s contractual management fee rate at a hypothetical asset level. The hypothetical asset level is based on the combined net assets of all classes of the Portfolio, rounded up to the next $25 million. Lipper’s total expense ratio information is based on the most recent annual report except as otherwise noted. A ranking of “1” would mean that Portfolio had the lowest effective fee rate in the Lipper peer group.

190	• AB MULTI-MANAGER SELECT RETIREMENT FUNDS

Portfolio	Contractual Management Fee (%)[21]	Lipper EG Median (%)	Lipper EG Rank	Lipper EG Quintile
Select Retirement Allocation Fund[22]	0.150	0.090	2/2	N/A
Select 2010 Fund[23]	0.150	0.080	4/4	N/A
Select 2015 Fund[23]	0.150	0.080	4/4	N/A
Select 2020 Fund[24]	0.150	0.080	4/4	N/A
Select 2025 Fund[24]	0.150	0.080	4/4	N/A
Select 2030 Fund[24]	0.150	0.080	4/4	N/A
Select 2035 Fund[24]	0.150	0.080	4/4	N/A
Select 2040 Fund[24]	0.150	0.080	4/4	N/A
Select 2045 Fund[24]	0.150	0.080	4/4	N/A
Select 2050 Fund[23]	0.150	0.080	4/4	N/A
Select 2055 Fund[23]	0.150	0.080	4/4	N/A

Lipper compared the Portfolios’ total expense ratios to that of their EG peers. The Portfolios’ total expense ratios are shown excluding and including the Portfolios’ acquired funds fees and expenses (i.e. blended expense ratios of the Portfolios’ Underlying Funds). As previously mentioned, the Portfolios’ total expense ratios are capped without including the Portfolios’ acquired funds expense ratios.

Portfolio	Total Exp. Ratio (Ex. Acquired Fund Fees and Exp.) (%)[25]	Acquired Fund Fees and Exp. (%)	Total Exp. Ratio (Inc. Acquired Fund Fees and Exp.) (%)[25]
Select Retirement Allocation Fund	0.420	0.480	0.900
EG Median	0.378	0.580	0.910
EG Rank	4/4	1/4	2/4

Select 2010 Fund	0.440	0.510	0.950
EG Median	0.410	0.740	1.110
EG Rank	4/5	1/5	1/5

Select 2015 Fund	0.460	0.540	1.000
EG Median	0.410	0.740	1.110
EG Rank	4/5	1/5	1/5

21	The contractual management fee does not reflect any expense reimbursements made by the Funds to the Adviser for certain clerical, legal, accounting, administrative, and other services. In addition, the contractual management fee does not reflect any advisory fee waivers for expense caps.

22	Two of Select Retirement Allocation Fund’s peers have a zero contractual management fee. Had the peers been charged a management fee, the number of funds in the EG for contractual management fee comparison purposes would have been four instead of two.

23	One of the Fund’s peers has a zero contractual management fee. Had the peer been charged a management fee, the number of funds in the EG for contractual management fee comparison purposes would have been five instead of four.

24	Two of the Fund’s peers have a zero contractual management fee. Had the peers been charged a management fee, the number of funds in the EG for contractual management fee comparison purposes would have been six instead of four.

25	Projected total expense ratio information pertains to the Fund’s Class A shares.

AB MULTI-MANAGER SELECT RETIREMENT FUNDS •	191

Portfolio	Total Exp. Ratio (Ex. Acquired Fund Fees and Exp.) (%)[25]	Acquired Fund Fees and Exp. (%)	Total Exp. Ratio (Inc. Acquired Fund Fees and Exp.) (%)[25]

Select 2020 Fund	0.500	0.550	1.050
EG Median	0.380	0.710	1.135
EG Rank	5/6	1/6	2/6

Select 2025 Fund	0.470	0.580	1.050
EG Median	0.380	0.710	1.135
EG Rank	5/6	1/6	2/6

Select 2030 Fund	0.490	0.610	1.100
EG Median	0.381	0.760	1.200
EG Rank	5/6	1/6	2/6

Select 2035 Fund	0.470	0.630	1.100
EG Median	0.381	0.760	1.200
EG Rank	5/6	1/6	2/6

Select 2040 Fund	0.490	0.660	1.150
EG Median	0.380	0.795	1.215
EG Rank	5/6	1/6	2/6

Select 2045 Fund	0.490	0.660	1.150
EG Median	0.380	0.795	1.215
EG Rank	5/6	1/6	2/6

Select 2050 Fund	0.470	0.680	1.150
EG Median	0.409	0.760	1.280
EG Rank	4/5	1/5	2/5

Select 2055 Fund	0.470	0.680	1.150
EG Median	0.409	0.760	1.280
EG Rank	4/5	1/5	2/5

The Portfolios’ contractual management fees are higher than their respective EG medians. The Portfolios’ total expense ratios (excluding the acquired funds’ expense ratio) are higher than their respective EG medians. The Portfolios’ acquired funds expense ratios are lower than their respective EG medians. The Portfolios’ total expense ratios (including the acquired funds’ expense ratio) are lower than their respective EG medians.

III.	COSTS TO THE ADVISER AND ITS AFFILIATES OF SUPPLYING SERVICES PURSUANT TO THE MANAGEMENT FEE ARRANGEMENT, EXCLUDING ANY INTRA-CORPORATE PROFIT.

The Adviser utilizes two profitability reporting systems, which operate independently but are aligned with each other, to estimate the Adviser’s profitability in connection with investment advisory services provided to the Portfolios. The Senior Officer has retained a consultant to provide independent advice regarding the alignment of the two profitability systems as well as the methodologies and allocations utilized by both profitability systems. See Section IV for additional discussion.

192	• AB MULTI-MANAGER SELECT RETIREMENT FUNDS

IV.	PROFIT MARGINS OF THE ADVISER AND ITS AFFILIATES FOR SUPPLYING SUCH SERVICES.

The Portfolios have not yet commenced operations. Therefore, there is no historic profitability data with respect to the Adviser’s investment services to the Portfolios.

In addition to the Adviser’s direct profits from managing the Portfolios, certain of the Adviser’s affiliates may have a business relationship with the Portfolios and may benefit from providing such services to the Portfolios. The courts have referred to this type of business opportunity as “fall-out benefits” to the Adviser and indicated that such benefits should be factored into the evaluation of the total relationship between the Portfolios and the Adviser. Neither case law nor common business practice precludes the Adviser’s affiliates from earning a reasonable profit on this type of relationship provided the affiliates’ charges and services are competitive and the relationship otherwise complies with the 4oAct restrictions. These affiliates may provide transfer agent, distribution, and brokerage related services to the Portfolios and receive brokerage commissions, transfer agent fees, Rule 12b-1 payments, front-end sales loads, contingent deferred sales charges (“CDSC”). In addition, the Adviser may benefit from soft dollar arrangements which offset research expenses the Adviser would otherwise incur.

AllianceBernstein Investments, Inc. (“ABI”), an affiliate of the Adviser, is the Fund’s principal underwriter. ABI and the Adviser have disclosed in the Portfolios’ prospectus that they may make revenue sharing payments from their own resources, in addition to resources derived from sales loads and Rule 12b-1 fees, to firms that sell shares of the Portfolios. The total amount to be paid to a financial intermediary associated with the sale of shares will generally not exceed the sum of (a) 0.25% of the current year’s fund sales by that firm and (b) 0.10% of the average daily net assets attributable to that firm over the year. In 2013, ABI paid approximately 0.05% of the average monthly assets of the AllianceBernstein Mutual Funds or approximately $19.4 million for distribution services and educational support (revenue sharing payments).

Fees and reimbursements for out of pocket expenses to be charged by AllianceBernstein Investor Services, Inc. (“ABIS”), the affiliated transfer agent for the Portfolios, are based on the level of the network account and the class of shares held by the account. ABIS also receives a fee per shareholder sub-account for each account maintained by an intermediary on an omnibus basis.

The Portfolios may effect brokerage transactions in the future through the Adviser’s affiliate, Sanford C. Bernstein & Co., LLC (“SCB & Co.”), and its U.K. affiliate, Sanford C. Bernstein Limited (“SCB Ltd.”), collectively “SCB,” and pay commissions for such transactions. The Adviser represented that SCB’s profitability from any future business conducted with the Portfolios would be comparable to the profitability of SCB’s dealings with other similar third party

AB MULTI-MANAGER SELECT RETIREMENT FUNDS •	193

clients. In the ordinary course of business, SCB receives and pays liquidity rebates from electronic communications networks (“ECNs”) derived from trading for its clients. These credits and charges are not being passed onto any SCB client. The Adviser also receives certain soft dollar benefits from brokers that execute agency trades for its clients. These soft dollar benefits reduce the Adviser’s cost of doing business and increase its profitability.

V.	POSSIBLE ECONOMIES OF SCALE

The Adviser has indicated that economies of scale are being shared with shareholders of the registered investment companies it manages through pricing to scale, breakpoints, fee reductions/waivers and enhancement to services.

In May 2012, an independent consultant, retained by the Senior Officer, provided the Board of Directors information on the Adviser’s firm-wide average costs from 2005 through 2011 and the potential economies of scale. The independent consultant noted that from 2005 through 2007 the Adviser experienced significant growth in assets under management (“AUM”). During this period, operating expenses increased, in part to keep up with growth, and in part reflecting market returns. However, from 2008 through the first quarter of 2009, AUM rapidly and significantly decreased due to declines in market value and client withdrawals. When AUM rapidly decreased, some operating expenses categories, including base compensation and office space, adjusted more slowly during this period, resulting in an increase in average costs. Since 2009, AUM have experienced less significant changes. The independent consultant noted that changes in operating expenses reflect changes in business composition and business practices in response to changes in financial markets. Finally, the independent consultant concluded that the increase in average cost and the decline in net operating margin across the Adviser since late 2008 are inconsistent with the view that there are currently reductions in average costs due to economies of scale that can be shared with the AllianceBernstein Mutual Funds managed by the Adviser through lower fees.

In February 2008, the independent consultant provided the Board of Directors an update of the Deli26 study on advisory fees and various fund characteristics.27 The independent consultant first reiterated the results of his previous two

26	The Deli study, originally published in 2002 based on 1997 data and updated for the February 2008 Presentation, may be of diminished value due to the age of the data used in the presentation and the changes experienced in the industry over the last four years.

27	As mentioned previously, the Supreme Court cautioned against accepting mutual fund fee comparisons without careful scrutiny since the fees may not be the product of negotiations conducted at arm’s length. See Jones V. Harris at 1429.

194	• AB MULTI-MANAGER SELECT RETIREMENT FUNDS

dimensional comparison analysis (fund size and family size) with the Board of Directors.28 The independent consultant then discussed the results of the regression model that was utilized to study the effects of various factors on advisory fees. The regression model output indicated that the bulk of the variation in fees predicted were explained by various factors, but substantially by fund AUM, family AUM, index fund indicator and investment style. The independent consultant also compared the advisory fees of the AllianceBernstein Mutual Funds to similar funds managed by 19 other large asset managers, regardless of the fund size and each Adviser’s proportion of mutual fund assets to non-mutual fund assets.

VI.	NATURE AND QUALITY OF THE ADVISER’S SERVICES INCLUDING THE PERFORMANCE OF THE STRATEGIES.

With assets under management of approximately $480 billion as of June 30, 2014, the Adviser has the investment experience to manage and provide non-investment services (described in Section I) to the Portfolios.

Since the Portfolios have not yet commenced operations, the Portfolios have no performance history.

CONCLUSION:

Based on the factors discussed above the Senior Officer’s conclusion is that the proposed fee for each Portfolio is reasonable and within the range of what would have been negotiated at arm’s-length in light of all the surrounding circumstances. This conclusion in respect of the Portfolios is based on an evaluation of all of these factors and no single factor was dispositive.

Dated: August 15, 2014

28	The two dimensional analysis showed patterns of lower advisory fees for funds with larger asset sizes and funds from larger family sizes compared to funds with smaller asset sizes and funds from smaller family sizes, which according to the independent consultant is indicative of a sharing of economies of scale and scope. However, in less liquid and active markets, such is not the case, as the empirical analysis showed potential for diseconomies of scale in those markets. The empirical analysis also showed diminishing economies of scale and scope as funds surpassed a certain high level of assets.

AB MULTI-MANAGER SELECT RETIREMENT FUNDS •	195

THIS PAGE IS NOT PART OF THE SHAREHOLDER REPORT OR THE FINANCIAL STATEMENTS

AB FAMILY OF FUNDS

US EQUITY

US Core

Core Opportunities Fund

Select US Equity Portfolio

US Growth

Concentrated Growth Fund

Discovery Growth Fund

Growth Fund

Large Cap Growth Fund

Small Cap Growth Portfolio

US Value

Discovery Value Fund

Equity Income Fund

Growth & Income Fund

Small Cap Value Portfolio

Value Fund

INTERNATIONAL/ GLOBAL EQUITY

International/Global Core

Global Core Equity Portfolio

Global Equity & Covered Call Strategy Fund

Global Thematic Growth Fund

International Portfolio

Tax-Managed International Portfolio

International/Global Growth

International Growth Fund

International/Global Value

International Value Fund

FIXED INCOME

Municipal

High Income Municipal Portfolio

Intermediate California Portfolio

Intermediate Diversified Portfolio

Intermediate New York Portfolio

Municipal Bond Inflation Strategy

Tax-Aware Fixed Income Portfolio

National Portfolio

Arizona Portfolio

California Portfolio

FIXED INCOME (continued)

Massachusetts Portfolio

Michigan Portfolio

Minnesota Portfolio

New Jersey Portfolio

New York Portfolio

Ohio Portfolio

Pennsylvania Portfolio

Virginia Portfolio

Taxable

Bond Inflation Strategy

Global Bond Fund

High Income Fund

High Yield Portfolio

Intermediate Bond Portfolio

Limited Duration High Income Portfolio

Short Duration Portfolio

ALTERNATIVES

All Market Real Return Portfolio*

Credit Long/Short Portfolio

Global Real Estate Investment Fund

Long/Short Multi-Manager Fund

Market Neutral Strategy-U.S.

Multi-Manager Alternative Strategies Fund

Select US Long/Short Portfolio

Unconstrained Bond Fund

MULTI-ASSET

All Market Growth Portfolio*

Emerging Markets Multi-Asset Portfolio

Global Risk Allocation Fund

Retirement Strategies

Multi-Manager Select 2010 Fund

Multi-Manager Select 2015 Fund

Multi-Manager Select 2020 Fund

Multi-Manager Select 2025 Fund

Multi-Manager Select 2030 Fund

MULTI-ASSET (continued)

Multi-Manager Select 2035 Fund

Multi-Manager Select 2040 Fund

Multi-Manager Select 2045 Fund

Multi-Manager Select 2050 Fund

Multi-Manager Select 2055 Fund

Multi-Manager Select Retirement Allocation Fund

2000 Retirement Strategy

2005 Retirement Strategy

2010 Retirement Strategy

2015 Retirement Strategy

2020 Retirement Strategy

2025 Retirement Strategy

2030 Retirement Strategy

2035 Retirement Strategy

2040 Retirement Strategy

2045 Retirement Strategy

2050 Retirement Strategy

2055 Retirement Strategy

Wealth Strategies

Balanced Wealth Strategy

Conservative Wealth Strategy

Wealth Appreciation Strategy

Tax-Managed Balanced Wealth Strategy

Tax-Managed Conservative Wealth Strategy

Tax-Managed Wealth Appreciation Strategy

CLOSED-END FUNDS

AB Multi-Manager Alternative Fund

Alliance California Municipal Income Fund

Alliance New York Municipal Income Fund

AllianceBernstein Global High Income Fund

AllianceBernstein Income Fund

AllianceBernstein National Municipal Income Fund

We also offer Exchange Reserves, which serves as the money market fund exchange vehicle for the AB mutual funds. An investment in Exchange Reserves is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

Investors should consider the investment objectives, risks, charges and expenses of the Fund carefully before investing. For copies of our prospectus or summary prospectus, which contain this and other information, visit us online at www.abglobal.com or contact your AB representative. Please read the prospectus and/or summary prospectus carefully before investing.

* Prior to December 15, 2014, All Market Growth Portfolio was named Dynamic All Market Fund; All Market Real Return Portfolio was named Real Asset Strategy.

196	• AB MULTI-MANAGER SELECT RETIREMENT FUNDS

AB Family of Funds

NOTES

AB MULTI-MANAGER SELECT RETIREMENT FUNDS •	197

NOTES

198	• AB MULTI-MANAGER SELECT RETIREMENT FUNDS

NOTES

AB MULTI-MANAGER SELECT RETIREMENT FUNDS •	199

NOTES

200	• AB MULTI-MANAGER SELECT RETIREMENT FUNDS

AB Multi-Manager Select Retirement Funds

1345 Avenue of the Americas

New York, NY 10105

800.221.5672

MMSR-0152-0115

JAN     1.31.15

SEMI-ANNUAL REPORT

AB SMALL CAP GROWTH PORTFOLIO

Investment Products Offered

• Are Not FDIC Insured • May Lose Value • Are Not Bank Guaranteed

Investors should consider the investment objectives, risks, charges and expenses of the Fund carefully before investing. For copies of our prospectus or summary prospectus, which contain this and other information, visit us online at www.abglobal.com or contact your AB representative. Please read the prospectus and/or summary prospectus carefully before investing.

This shareholder report must be preceded or accompanied by the Fund’s prospectus for individuals who are not current shareholders of the Fund.

You may obtain a description of the Fund’s proxy voting policies and procedures, and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge. Simply visit AB’s website at www.abglobal.com, or go to the Securities and Exchange Commission’s (the “Commission”) website at www.sec.gov, or call AB at (800) 227-4618.

The Fund files its complete schedule of portfolio holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the Commission’s website at www.sec.gov. The Fund’s Forms N-Q may also be reviewed and copied at the Commission’s Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330. AB publishes full portfolio holdings for the Fund monthly at www.abglobal.com.

AllianceBernstein Investments, Inc. (ABI) is the distributor of the AB family of mutual funds. ABI is a member of FINRA and is an affiliate of AllianceBernstein L.P., the Adviser of the funds.

The [A/B] logo is service mark of AllianceBernstein and AllianceBernstein® is a registered trademark used by permission of the owner, AllianceBernstein L.P.

March 20, 2015

Semi-Annual Report

This report provides management’s discussion of fund performance for AB Small Cap Growth Portfolio (the “Fund”) for the semi-annual reporting period ended January 31, 2015. Effective January 20, 2015, the Fund’s name changed from AllianceBernstein Small Cap Growth Fund to AB Small Cap Growth Fund.

Effective February 1, 2013, the Fund is closed to new investors except as described below. Current shareholders as of January 31, 2013, may continue to purchase additional Fund shares, including through reinvestment of dividends and capital gains distributions and exchanges. In addition, the following categories of shareholders and investors may continue to purchase Fund shares: (i) investors that have entered into a letter of intent prior to January 31, 2013; (ii) participants in group retirement plans that offer shares of the Fund as an investment option as of January 31, 2013; (iii) wrap fee programs or financial intermediaries charging asset-based fees that purchase shares on behalf of clients in existing accounts holding shares of the Fund as of January 31, 2013; and (iv) customers of certain other financial intermediaries as approved by AllianceBernstein L.P. (the “Adviser”).

Investment Objective and Policies

The Fund’s investment objective is long-term growth of capital. The Fund invests primarily in a diversified portfolio of equity securities with relatively smaller capitalizations as compared to the overall U.S. market. Under normal circumstances, the

Fund invests at least 80% of its net assets in equity securities of smaller companies. For these purposes, “smaller companies” are those that, at the time of investment, fall within the lowest 20% of the total U.S. equity market capitalization (excluding, for purposes of this calculation, companies with market capitalizations of less than $10 million). Because the Fund’s definition of smaller companies is dynamic, the limits on market capitalization will change with the markets.

The Fund may invest in any company and industry and in any type of equity security with potential for capital appreciation. It invests in well-known and established companies and in new and less-seasoned companies. The Fund’s investment policies emphasize investments in companies that are demonstrating improving financial results and a favorable earnings outlook. The Fund may invest in foreign securities. The Fund may periodically invest in the securities of companies that are expected to appreciate due to a development particularly or uniquely applicable to that company regardless of general business conditions or movements of the market as a whole.

The Fund invests primarily in equity securities but may also invest in other types of securities, such as preferred stocks. The Fund may, at times, invest in shares of exchange-traded funds (“ETFs”) in lieu of making direct investments in securities. ETFs may provide more efficient and economical exposure to the types of companies and geographic locations in which the Fund seeks to invest than direct investments. The Fund may also invest up to 20% of its total assets in rights or warrants.

AB SMALL CAP GROWTH PORTFOLIO •	1

The Fund may enter into derivatives transactions, such as options, futures contracts, forwards, and swaps. The Fund may use options strategies involving the purchase and/or writing of various combinations of call and/or put options, including on individual securities and stock indices, futures contracts (including futures contracts on individual securities and stock indices) or shares of ETFs. These transactions may be used, for example, in an effort to earn extra income, to adjust exposure to individual securities or markets, or to protect all or a portion of the Fund’s portfolio from a decline in value, sometimes within certain ranges.

Investment Results

The table on page 4 shows the Fund’s performance compared to its benchmark, the Russell 2000 Growth Index, for the six- and 12-month periods ended January 31, 2015.

All share classes of the Fund underperformed the benchmark for both the six- and 12-month periods. Underperformance was primarily driven by stock selection, which was negative across most sectors, particularly in the consumer/commercial services and industrials sectors for the six-month period. For the 12-month period, stock selection in the consumer/ commercial services and technology sectors were the largest headwinds.

Sector allocations, which result from the Fund’s “bottom-up” stock selection process, remained similar to the benchmark. As of January 31, 2015, financials and industrials were the largest underweights, with technology, health care and consumer/

commercial services each modestly overweight. All sector and subsector allocations reflect the Fund’s bottom-up stock selection process.

The Fund did not use derivatives during the six- or 12-month periods.

Market Review and Investment Strategy

Small-cap stocks rallied in the fourth quarter, however, the dichotomy in 2014 between small-cap and large-cap stocks was the largest since 1998. The Fund’s investment discipline, which focuses on identifying companies that are well positioned to meet or exceed consensus expectations, was not rewarded during the reporting period to the same degree that it has been historically. Fundamental disappointments, on the other hand, continued to be severely punished during the fourth quarter. Throughout the reporting period, strong, predicted growth substantially underperformed traditional value and this trend was most pronounced during the last few months of 2014. Given the investment philosophy and style adherence of the U.S. Small Cap Growth Investment Team (the “Team”), the Fund’s typical over exposure to this cohort presented a sizeable headwind.

The Fund continues to be built from the bottom up with emphasis on companies that can deliver fundamental outperformance. Valuations for companies with this profile – that deliver positive earnings revisions and surprises – remain below the long-term average. Reflecting the Fund’s bottom-up investment process, the Team continues to find opportunities across most sectors.

2	• AB SMALL CAP GROWTH PORTFOLIO

DISCLOSURES AND RISKS

Benchmark Disclosure

The unmanaged Russell 2000® Growth Index does not reflect fees and expenses associated with the active management of a mutual fund portfolio. The Russell 2000 Growth Index represents the performance of 2,000 small-cap growth companies within the U.S. An investor cannot invest directly in an index, and its results are not indicative of the performance for any specific investment, including the Fund.

A Word About Risk

Market Risk: The value of the Fund’s assets will fluctuate as the stock or bond market fluctuates. The value of its investments may decline, sometimes rapidly and unpredictably, simply because of economic changes or other events that affect large portions of the market. It includes the risk that a particular style of investing, such as growth, may underperform the market generally.

Capitalization Risk: Investments in small- and mid-capitalization companies may be more volatile than investments in large-capitalization companies. Investments in small-capitalization companies may have additional risks because these companies have limited product lines, markets or financial resources.

Foreign (Non-U.S.) Risk: Investments in securities of non-U.S. issuers may involve more risk than those of U.S. issuers. These securities may fluctuate more widely in price and may be less liquid due to adverse market, economic, political, regulatory or other factors.

Derivatives Risk: Derivatives may be illiquid, difficult to price, and leveraged so that small changes may produce disproportionate losses for the Fund, and may be subject to counterparty risk to a greater degree than more traditional investments.

Management Risk: The Fund is subject to management risk because it is an actively-managed investment fund. The Adviser will apply its investment techniques and risk analyses in making investment decisions for the Fund, but there is no guarantee that its techniques will produce the intended results.

These risks are fully discussed in the Fund’s prospectus.

An Important Note About Historical Performance

The investment return and principal value of an investment in the Fund will fluctuate, so that shares, when redeemed, may be worth more or less than their original cost. Performance shown on the following pages represents past performance and does not guarantee future results. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by visiting www.abglobal.com.

All fees and expenses related to the operation of the Fund have been deducted. Net asset value (“NAV”) returns do not reflect sales charges; if sales charges were reflected, the Fund’s quoted performance would be lower. SEC returns reflect the applicable sales charges for each share class: a 4.25% maximum front-end sales charge for Class A shares; the applicable contingent deferred sales charge for Class B shares (4% year 1, 3% year 2, 2% year 3, 1% year 4); a 1% 1-year contingent deferred sales charge for Class C shares. Returns for the different share classes will vary due to different expenses associated with each class. Performance assumes reinvestment of distributions and does not account for taxes.

AB SMALL CAP GROWTH PORTFOLIO •	3

Disclosures and Risks

HISTORICAL PERFORMANCE

THE FUND VS. ITS BENCHMARK PERIODS ENDED JANUARY 31, 2015 (unaudited)	NAV Returns
	6 Months	12 Months
AB Small Cap Growth Portfolio*
Class A	-0.15%	-6.00%

Class B†	-0.65%	-6.82%

Class C	-0.56%	-6.72%

Advisor Class‡	-0.02%	-5.75%

Class R‡	-0.34%	-6.31%

Class K‡	-0.19%	-6.00%

Class I‡	0.03%	-5.67%

Russell 2000 Growth Index	7.46%	5.01%

*    Includes the impact of proceeds received and credited to the Fund resulting from class action settlements, which enhanced the performance of all share classes of the Fund for the six- and 12-month periods ended January 31, 2015 by 0.00% and 0.01%, respectively.

†     Effective January 31, 2009, Class B shares are no longer available for purchase to new investors. Please see Note A for more information.

‡     Please note that these share classes are for investors purchasing shares through accounts established under certain fee-based programs sponsored and maintained by certain broker-dealers and financial intermediaries, institutional pension plans and/or investment advisory clients of, and certain other persons associated with, the Adviser and its affiliates or the Fund.

See Disclosures, Risks and Note about Historical Performance on page 3.

(Historical Performance continued on next page)

4	• AB SMALL CAP GROWTH PORTFOLIO

Historical Performance

HISTORICAL PERFORMANCE

(continued from previous page)

AVERAGE ANNUAL RETURNS AS OF JANUARY 31, 2015 (unaudited)
	NAV Returns	SEC Returns (reflects applicable sales charges)

Class A Shares
1 Year	-6.00%	-10.00%
5 Years	18.92%	17.89%
10 Years	9.16%	8.69%

Class B Shares
1 Year	-6.82%	-10.00%
5 Years	17.94%	17.94%
10 Years(a)	8.44%	8.44%

Class C Shares
1 Year	-6.72%	-7.51%
5 Years	18.02%	18.02%
10 Years	8.33%	8.33%

Advisor Class Shares*
1 Year	-5.75%	-5.75%
5 Years	19.23%	19.23%
10 Years	9.45%	9.45%

Class R Shares*
1 Year	-6.31%	-6.31%
5 Years	18.63%	18.63%
Since Inception†	8.97%	8.97%

Class K Shares*
1 Year	-6.00%	-6.00%
5 Years	19.02%	19.02%
Since Inception†	9.29%	9.29%

Class I Shares*
1 Year	-5.67%	-5.67%
5 Years	19.40%	19.40%
Since Inception†	9.67%	9.67%

The Portfolio’s current prospectus fee table shows the Fund’s total annual operating expense ratios as 1.25%, 2.04%, 2.00%, 1.00%, 1.52%, 1.19% and 0.91% for Class A, Class B, Class C, Advisor Class, Class R, Class K and Class I shares, respectively. The Financial Highlights section of this report sets forth expense ratio data for the current reporting period; the expense ratios shown above may differ from the expense ratios in the Financial Highlights section since they are based on different time periods.

(a)	Assumes conversion of Class B shares into Class A shares after eight years.

*	These share classes are offered at NAV to eligible investors and their SEC returns are the same as their NAV returns. Please note that these share classes are for investors purchasing shares through accounts established under certain fee-based programs sponsored and maintained by certain broker-dealers and financial intermediaries, institutional pension plans and/or investment advisory clients of, and certain other persons associated with, the Adviser and its affiliates or the Fund. The inception date for Class R, Class K and Class I shares is listed below.

†	Inception date: 3/1/2005.

See Disclosures, Risks and Note about Historical Performance on page 3.

(Historical Performance continued on next page)

AB SMALL CAP GROWTH PORTFOLIO •	5

Historical Performance

HISTORICAL PERFORMANCE

(continued from previous page)

SEC AVERAGE ANNUAL RETURNS AS OF THE MOST RECENT CALENDAR QUARTER-END DECEMBER 31, 2014 (unaudited)
SEC Returns (reflects applicable sales charges)

Class A Shares
1 Year	-5.93%
5 Years	17.50%
10 Years	8.70%

Class B Shares
1 Year	-5.91%
5 Years	17.54%
10 Years(a)	8.45%

Class C Shares
1 Year	-3.34%
5 Years	17.62%
10 Years	8.34%

Advisor Class Shares*
1 Year	-1.48%
5 Years	18.84%
10 Years	9.47%

Class R Shares*
1 Year	-2.03%
5 Years	18.25%
Since Inception†	9.42%

Class K Shares*
1 Year	-1.73%
5 Years	18.63%
Since Inception†	9.74%

Class I Shares*
1 Year	-1.41%
5 Years	19.02%
Since Inception†	10.12%

(a)	Assumes conversion of Class B shares into Class A shares after eight years.

*	Please note that these share classes are for investors purchasing shares through accounts established under certain fee-based programs sponsored and maintained by certain broker-dealers and financial intermediaries, institutional pension plans and/or investment advisory clients of, and certain other persons associated with, the Adviser and its affiliates or the Fund. The inception date for Class R, Class K and Class I shares is listed below.

†	Inception date: 3/1/2005.

See Disclosures, Risks and Note about Historical Performance on page 3.

6	• AB SMALL CAP GROWTH PORTFOLIO

Historical Performance

EXPENSE EXAMPLE

(unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions and (2) ongoing costs, including management fees; distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period as indicated below.

Actual Expenses

The table below provides information about actual account values and actual expenses. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed annual rate of return of 5% before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds by comparing this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), or contingent deferred sales charges on redemptions. Therefore, the hypothetical example is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value August 1, 2014	Ending Account Value January 31, 2015	Expenses Paid During Period*	Annualized Expense Ratio*
Class A
Actual	$1,000	$998.50	$6.30	1.25%
Hypothetical**	$1,000	$1,018.90	$6.36	1.25%
Class B
Actual	$1,000	$993.50	$10.30	2.05%
Hypothetical**	$1,000	$1,014.87	$10.41	2.05%
Class C
Actual	$1,000	$994.40	$10.05	2.00%
Hypothetical**	$1,000	$1,015.12	$10.16	2.00%
Advisor Class
Actual	$1,000	$999.80	$4.99	0.99%
Hypothetical**	$1,000	$1,020.21	$5.04	0.99%
Class R
Actual	$1,000	$996.60	$7.85	1.56%
Hypothetical**	$1,000	$1,017.34	$7.93	1.56%
Class K
Actual	$1,000	$998.10	$6.30	1.25%
Hypothetical**	$1,000	$1,018.90	$6.36	1.25%
Class I
Actual	$1,000	$1,000.30	$4.64	0.92%
Hypothetical**	$1,000	$1,020.57	$4.69	0.92%
*	Expenses are equal to the classes’ annualized expense ratios multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

**	Assumes 5% annual return before expenses.

AB SMALL CAP GROWTH PORTFOLIO •	7

Expense Example

PORTFOLIO SUMMARY

January 31, 2015 (unaudited)

PORTFOLIO STATISTICS

Net Assets ($mil): $1,421.3

TEN LARGEST HOLDINGS†

January 31, 2015 (unaudited)

Company	U.S. $ Value	Percent of Net Assets
Akorn, Inc.	$29,789,820	2.1%
Acadia Healthcare Co., Inc.	28,762,503	2.0
Capella Education Co.	25,171,462	1.8
PolyOne Corp.	24,873,566	1.8
Carlisle Cos., Inc.	24,832,123	1.7
Hexcel Corp.	23,881,812	1.7
Ultimate Software Group, Inc. (The)	23,038,497	1.6
Team Health Holdings, Inc.	22,953,611	1.6
Pool Corp.	22,193,480	1.6
Buffalo Wild Wings, Inc.	21,883,074	1.5
	$247,379,948	17.4%

*	All data are as of January 31, 2015. The Fund’s sector breakdown is expressed as a percentage of total investments (excluding security lending collateral) and may vary over time.

†	Long-term investments.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the broad market. These sector classifications are broadly defined. The “Portfolio of Investments” section of the report reflects more specific industry information and is consistent with the investment restrictions discussed in the Fund’s prospectus.

8	• AB SMALL CAP GROWTH PORTFOLIO

Portfolio Summary and Ten Largest Holdings

PORTFOLIO OF INVESTMENTS

January 31, 2015 (unaudited)

Company	Shares	U.S. $ Value

COMMON STOCKS – 99.2%
Information Technology – 28.6%
Communications Equipment – 0.4%
Ruckus Wireless, Inc.(a)	567,700	$6,011,943

Electronic Equipment, Instruments & Components – 1.3%
Zebra Technologies Corp. – Class A(a)	223,986	18,693,872

Internet Software & Services – 7.4%
Cimpress NV(a)	135,306	10,898,898
CoStar Group, Inc.(a)	62,289	11,492,943
Dealertrack Technologies, Inc.(a)	446,199	17,937,200
Envestnet, Inc.(a)	397,109	20,439,200
HomeAway, Inc.(a)	420,478	10,717,984
LogMeIn, Inc.(a)	220,494	10,484,490
New Relic, Inc.(a)(b)	66,755	2,073,410
Pandora Media, Inc.(a)	674,164	11,191,123
Shutterstock, Inc.(a)(b)	187,682	10,564,620

		105,799,868

IT Services – 0.9%
VeriFone Systems, Inc.(a)	411,349	12,912,245

Semiconductors & Semiconductor Equipment – 6.4%
Cavium, Inc.(a)	319,416	18,784,855
Intersil Corp. – Class A	685,900	9,815,229
Mellanox Technologies Ltd.(a)	366,868	16,149,529
Monolithic Power Systems, Inc.	368,407	17,495,649
Silicon Laboratories, Inc.(a)	256,995	11,246,101
Synaptics, Inc.(a)	219,935	16,893,207

		90,384,570

Software – 12.2%
Aspen Technology, Inc.(a)	346,770	12,256,586
Blackbaud, Inc.	189,420	8,279,548
Fortinet, Inc.(a)	695,316	20,786,472
Guidewire Software, Inc.(a)	357,523	17,911,902
Proofpoint, Inc.(a)(b)	305,710	15,285,500
PTC, Inc.(a)	381,537	12,747,151
SolarWinds, Inc.(a)	447,883	21,565,566
SS&C Technologies Holdings, Inc.	348,106	19,260,705
Tableau Software, Inc. – Class A(a)	211,857	17,109,571
Take-Two Interactive Software, Inc.(a)	153,576	4,564,279
Ultimate Software Group, Inc. (The)(a)	155,655	23,038,497

		172,805,777

		406,608,275

Health Care – 25.9%
Biotechnology – 6.9%
Achillion Pharmaceuticals, Inc.(a)	322,720	4,792,392

AB SMALL CAP GROWTH PORTFOLIO •	9

Portfolio of Investments

Company	Shares	U.S. $ Value

Agios Pharmaceuticals, Inc.(a)(b)	47,158	$5,466,555
Alder Biopharmaceuticals, Inc.(a)	180,098	4,877,054
Isis Pharmaceuticals, Inc.(a)(b)	195,223	13,374,728
Karyopharm Therapeutics, Inc.(a)(b)	144,453	3,832,338
KYTHERA Biopharmaceuticals, Inc.(a)(b)	146,505	5,449,986
Otonomy, Inc.(a)	201,342	5,879,187
Puma Biotechnology, Inc.(a)	79,830	16,850,517
Receptos, Inc.(a)	81,761	9,007,609
Sage Therapeutics, Inc.(a) (b)	105,087	4,244,464
Synageva BioPharma Corp.(a)(b)	83,379	9,606,928
TESARO, Inc.(a)(b)	225,206	9,060,037
Ultragenyx Pharmaceutical, Inc.(a)(b)	107,248	6,231,109

		98,672,904

Health Care Equipment & Supplies – 7.4%
Align Technology, Inc.(a)	271,128	14,383,340
Cardiovascular Systems, Inc.(a)	377,203	12,858,850
DexCom, Inc.(a)	70,060	4,188,187
HeartWare International, Inc.(a)(b)	202,007	16,873,645
Insulet Corp.(a)	186,614	5,484,585
K2M Group Holdings, Inc.(a)(b)	460,773	8,708,610
LDR Holding Corp.(a)(b)	462,356	15,475,055
Neovasc, Inc.(a)	505,325	4,724,789
Nevro Corp.(a)(b)	143,427	6,534,534
Sirona Dental Systems, Inc.(a)	169,649	15,305,733

		104,537,328

Health Care Providers & Services – 4.6%
Acadia Healthcare Co., Inc.(a)	498,052	28,762,503
Premier, Inc. – Class A(a)	439,270	14,276,275
Team Health Holdings, Inc.(a)	443,977	22,953,611

		65,992,389

Life Sciences Tools & Services – 1.3%
ICON PLC(a)	204,822	11,551,961
PAREXEL International Corp.(a)	103,837	6,329,903

		17,881,864

Pharmaceuticals – 5.7%
Akorn, Inc.(a)	699,620	29,789,820
Aratana Therapeutics, Inc.(a)	405,971	6,726,940
GW Pharmaceuticals PLC (ADR)(a)(b)	91,027	6,642,240
Jazz Pharmaceuticals PLC(a)	81,354	13,776,486
Pacira Pharmaceuticals, Inc./DE(a)(b)	125,249	13,445,480
Revance Therapeutics, Inc.(a)(b)	194,088	3,124,817
Tetraphase Pharmaceuticals, Inc.(a)	188,631	6,858,623

		80,364,406

		367,448,891

10	• AB SMALL CAP GROWTH PORTFOLIO

Portfolio of Investments

Company	Shares	U.S. $ Value

Industrials – 17.0%
Aerospace & Defense – 1.8%
Hexcel Corp.	539,946	$23,881,812
KEYW Holding Corp. (The)(a)	159,435	1,417,377

		25,299,189

Construction & Engineering – 1.4%
Dycom Industries, Inc.(a)	635,241	19,571,775

Industrial Conglomerates – 1.7%
Carlisle Cos., Inc.	276,897	24,832,123

Machinery – 6.9%
Actuant Corp. – Class A	340,926	7,878,800
IDEX Corp.	267,375	19,344,581
Lincoln Electric Holdings, Inc.	295,223	20,048,594
Middleby Corp. (The)(a)	228,144	21,678,243
RBC Bearings, Inc.	212,333	12,323,807
Valmont Industries, Inc.(b)	141,799	17,032,896

		98,306,921

Marine – 1.3%
Kirby Corp.(a)	247,774	17,961,137

Professional Services – 0.7%
TrueBlue, Inc.(a)	422,215	9,314,063

Road & Rail – 1.3%
Genesee & Wyoming, Inc. – Class A(a)	232,558	19,174,407

Trading Companies & Distributors – 1.9%
H&E Equipment Services, Inc.	709,754	12,449,085
United Rentals, Inc.(a)	175,844	14,568,676

		27,017,761

		241,477,376

Consumer Discretionary – 13.9%
Distributors – 2.8%
LKQ Corp.(a)	678,401	17,509,530
Pool Corp.	356,751	22,193,480

		39,703,010

Diversified Consumer Services – 3.2%
Bright Horizons Family Solutions, Inc.(a)	425,095	20,638,362
Capella Education Co.	370,223	25,171,462

		45,809,824

Hotels, Restaurants & Leisure – 2.6%
Buffalo Wild Wings, Inc.(a)	122,718	21,883,074
Shake Shack, Inc. – Class A(a)	6,903	316,848
Zoe’s Kitchen, Inc.(a)(b)	489,092	15,132,506

		37,332,428

AB SMALL CAP GROWTH PORTFOLIO •	11

Portfolio of Investments

Company	Shares	U.S. $ Value

Household Durables – 1.1%
Tempur Sealy International, Inc.(a)	271,003	$14,913,295

Media – 0.9%
National CineMedia, Inc.	904,321	13,022,222

Multiline Retail – 1.2%
Tuesday Morning Corp.(a)	941,095	16,657,382

Specialty Retail – 2.1%
Cabela’s, Inc.(a)(b)	185,737	10,206,248
Five Below, Inc.(a)(b)	606,047	20,193,486

		30,399,734

		197,837,895

Financials – 5.7%
Banks – 4.5%
City National Corp./CA	173,560	15,045,916
Iberiabank Corp.	255,141	13,933,250
Signature Bank/New York NY(a)	139,971	16,394,803
SVB Financial Group(a)	168,885	19,067,117

		64,441,086

Capital Markets – 1.2%
Artisan Partners Asset Management, Inc. – Class A	41,919	2,023,430
Stifel Financial Corp.(a)	319,099	15,045,518

		17,068,948

		81,510,034

Consumer Staples – 2.7%
Food & Staples Retailing – 1.9%
Chefs’ Warehouse, Inc. (The)(a)(b)	501,157	10,719,748
Sprouts Farmers Market, Inc.(a)	454,979	16,565,786

		27,285,534

Food Products – 0.8%
Freshpet, Inc.(a)(b)	732,114	11,194,023

		38,479,557

Energy – 2.6%
Energy Equipment & Services – 1.5%
Dril-Quip, Inc.(a)	124,589	9,248,242
Oil States International, Inc.(a)	137,120	5,631,518
Superior Energy Services, Inc.	348,569	6,971,380

		21,851,140

Oil, Gas & Consumable Fuels – 1.1%
Laredo Petroleum, Inc.(a)(b)	479,735	4,706,200
Matador Resources Co.(a)	419,012	9,033,899
Oasis Petroleum, Inc.(a)(b)	107,998	1,451,493

		15,191,592

		37,042,732

12	• AB SMALL CAP GROWTH PORTFOLIO

Portfolio of Investments

Company	Shares	U.S. $ Value

Materials – 1.8%
Chemicals – 1.8%
PolyOne Corp.	698,892	$24,873,566

Telecommunication Services – 1.0%
Wireless Telecommunication Services – 1.0%
RingCentral, Inc. – Class A(a)(b)	1,068,748	14,428,098

Total Common Stocks (cost $1,163,035,878)		1,409,706,424

SHORT-TERM INVESTMENTS – 1.3%
Investment Companies – 1.3%
AB Fixed Income Shares, Inc. – Government STIF Portfolio, 0.09%(c)(d) (cost $18,520,811)	18,520,811	18,520,811

Total Investments Before Security Lending Collateral for Securities Loaned – 100.5% (cost $1,181,556,689)		1,428,227,235

INVESTMENTS OF CASH COLLATERAL FOR SECURITIES LOANED – 10.1%
Investment Companies – 10.1%
AB Exchange Reserves – Class I, 0.07%(c)(d) (cost $144,328,782)	144,328,782	144,328,782

Total Investments – 110.6% (cost $1,325,885,471)		1,572,556,017
Other assets less liabilities – (10.6)%		(151,270,876)

Net Assets – 100.0%		$1,421,285,141

(a)	Non-income producing security.

(b)	Represents entire or partial securities out on loan. See Note E for securities lending information.

(c)	To obtain a copy of the fund’s financial statements, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AllianceBernstein at (800) 227-4618.

(d)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.

Glossary:

ADR – American Depositary Receipt

See notes to financial statements.

AB SMALL CAP GROWTH PORTFOLIO •	13

Portfolio of Investments

STATEMENT OF ASSETS & LIABILITIES

January 31, 2015 (unaudited)

Assets
Investments in securities, at value
Unaffiliated issuers (cost $1,163,035,878)	$1,409,706,424	(a)
Affiliated issuers (cost $162,849,593—including investment of cash collateral for securities loaned of $144,328,782)	162,849,593
Receivable for investment securities sold	15,201,906
Receivable for capital stock sold	4,453,896
Interest and dividends receivable	381,420

Total assets	1,592,593,239

Liabilities
Payable for collateral received on securities loaned	140,232,920
Payable for investment securities purchased	21,294,949
Collateral due to Securities Lending Agent	4,095,862
Payable for capital stock redeemed	4,032,715
Advisory fee payable	952,845
Distribution fee payable	175,592
Transfer Agent fee payable	102,443
Administrative fee payable	25,554
Accrued expenses	395,218

Total liabilities	171,308,098

Net Assets	$1,421,285,141

Composition of Net Assets
Capital stock, at par	$3,234
Additional paid-in capital	1,170,931,550
Accumulated net investment loss	(10,662,115)
Accumulated net realized gain on investment transactions	14,341,926
Net unrealized appreciation on investments	246,670,546

	$1,421,285,141

Net Asset Value Per Share—21 billion shares of capital stock authorized, $.0001 par value

Class	Net Assets	Shares Outstanding	Net Asset Value

A	$361,767,848	8,403,379	$43.05	*

B	$2,957,728	94,158	$31.41

C	$58,629,288	1,849,123	$31.71

Advisor	$463,606,492	10,123,038	$45.80

R	$49,355,708	1,163,131	$42.43

K	$77,164,636	1,757,714	$43.90

I	$407,803,441	8,947,186	$45.58

(a)	Includes securities on loan with a value of $134,818,810 (see Note E).

*	The maximum offering price per share for Class A shares was $44.96 which reflects a sales charge of 4.25%.

See notes to financial statements.

14	• AB SMALL CAP GROWTH PORTFOLIO

Statement of Assets & Liabilities

STATEMENT OF OPERATIONS

Six Months Ended January 31, 2015 (unaudited)

Investment Income
Dividends
Unaffiliated issuers	$2,647,993
Affiliated issuers	42,800
Securities lending income	1,028,599	$3,719,392

Expenses
Advisory fee (see Note B)	5,745,518
Distribution fee—Class A	528,829
Distribution fee—Class B	17,077
Distribution fee—Class C	325,858
Distribution fee—Class R	132,679
Distribution fee—Class K	102,024
Transfer agency—Class A	388,001
Transfer agency—Class B	4,169
Transfer agency—Class C	63,517
Transfer agency—Advisor Class	469,733
Transfer agency—Class R	68,993
Transfer agency—Class K	81,619
Transfer agency—Class I	259,504
Custodian	136,726
Registration fees	87,050
Printing	74,807
Administrative	27,871
Audit and tax	22,405
Legal	19,184
Directors’ fees	3,057
Miscellaneous	25,193

Total expenses		8,583,814

Net investment loss		(4,864,422)

Realized and Unrealized Gain (Loss) on Investment Transactions
Net realized gain on investment transactions		28,311,712
Net change in unrealized appreciation/depreciation of investments		(23,168,258)

Net gain on investment transactions		5,143,454

Net Increase in Net Assets from Operations		$279,032

See notes to financial statements.

AB SMALL CAP GROWTH PORTFOLIO •	15

Statement of Operations

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended January 31, 2015 (unaudited)	Year Ended July 31, 2014
Increase (Decrease) in Net Assets from Operations
Net investment loss	$(4,864,422)	$(12,546,503)
Net realized gain on investment transactions	28,311,712	219,283,130
Net change in unrealized appreciation/depreciation of investments	(23,168,258)	(65,576,394)

Net increase in net assets from operations	279,032	141,160,233
Distributions to Shareholders from
Net realized gain on investment transactions
Class A	(42,443,241)	(31,667,180)
Class B	(461,059)	(401,890)
Class C	(9,150,636)	(5,535,775)
Advisor Class	(53,030,195)	(21,636,633)
Class R	(5,894,744)	(3,498,925)
Class K	(8,749,735)	(5,505,723)
Class I	(44,772,827)	(26,368,549)
Capital Stock Transactions
Net increase	39,795,412	60,217,655

Total increase (decrease)	(124,427,993)	106,763,213
Net Assets
Beginning of period	1,545,713,134	1,438,949,921

End of period (including accumulated net investment loss of ($10,662,115) and ($5,797,693), respectively)	$1,421,285,141	$1,545,713,134

See notes to financial statements.

16	• AB SMALL CAP GROWTH PORTFOLIO

Statement of Changes in Net Assets

NOTES TO FINANCIAL STATEMENTS

January 31, 2015 (unaudited)

NOTE A

Significant Accounting Policies

AB Cap Fund, Inc. (the “Company”), which is a Maryland corporation, is registered under the Investment Company Act of 1940 as an open-end management investment company. Prior to January 20, 2015, the Company was known as AllianceBernstein Cap Fund, Inc. The Company operates as a series company currently comprised of 24 portfolios: AB Small Cap Growth Portfolio, AB Market Neutral Strategy—U.S., AB Emerging Markets Multi-Asset Portfolio, AB Select U.S. Equity Portfolio, AB All Market Growth Portfolio (formerly AB Dynamic All Market Portfolio), AB Select U.S. Long/Short Portfolio, AB Concentrated Growth Fund, AB Multi-Manager Alternative Strategies Fund, AB Long/Short Multi-Manager Fund, AB Global Core Equity Portfolio, AB Emerging Markets Growth Portfolio, AB Multi-Manager Select Retirement Allocation Fund, AB Multi-Manager Select 2010 Fund, AB Multi-Manager Select 2015 Fund, AB Multi-Manager Select 2020 Fund, AB Multi-Manager Select 2025 Fund, AB Multi-Manager Select 2030 Fund, AB Multi-Manager Select 2035 Fund, AB Multi-Manager Select 2040 Fund, AB Multi-Manager Select 2045 Fund, AB Multi-Manager Select 2050 Fund, AB Multi-Manager Select 2055 Fund, AB Small Cap Value Portfolio and AB All Market Income Portfolio (the “Portfolios”). The AB Small Cap Growth Portfolio, AB Market Neutral Strategy—U.S., AB Emerging Markets Multi-Asset Portfolio and AB Select U.S. Equity Portfolio are each diversified Portfolios. Each of the other Portfolios is non-diversified. AllianceBernstein Concentrated Growth Fund commenced operations on February 28, 2014. AB Multi-Manager Alternative Strategies Fund commenced operations on July 31, 2014. AB Long/Short Multi-Manager Fund commenced operations on September 30, 2014. AB Global Core Equity Portfolio commenced operation on November 12, 2014. AB Emerging Markets Growth Portfolio commenced of operation on November 13, 2014. AB Small Cap Value Portfolio commenced of operation on December 3, 2014. AB Multi-Manager Select Retirement Allocation Fund and AB Multi-Manager Select 2010-2055 Funds commenced of operation on December 15, 2014. AB All Market Income Portfolio commenced of operation on December 19, 2014. Each Portfolio is considered to be a separate entity for financial reporting and tax purposes. This report relates only to the AB Small Cap Growth Portfolio (the “Fund”). Prior to January 20, 2015, the Fund was known as AllianceBernstein Small Cap Growth Portfolio. The Fund offers Class A, Class B, Class C, Advisor Class, Class R, Class K and Class I shares. Class A shares are sold with a front-end sales charge of up to 4.25% for purchases not exceeding $1,000,000. With respect to purchases of $1,000,000 or more, Class A shares redeemed within one year of purchase may be subject to a contingent deferred sales charge of 1%. Class B shares are currently sold with a contingent deferred sales charge which declines from 4% to zero depending on the period of time the shares are held. Effective January 31, 2009, sales of Class B shares of the Fund to new investors were suspended. Class B shares will only be issued (i) upon the exchange of Class B shares from another AB Mutual Fund,

AB SMALL CAP GROWTH PORTFOLIO •	17

Notes to Financial Statements

(ii) for purposes of dividend reinvestment, (iii) through the Fund’s Automatic Investment Program (the “Program”) for accounts that established the Program prior to January 31, 2009, and (iv) for purchases of additional shares by Class B shareholders as of January 31, 2009. The ability to establish a new Program for accounts containing Class B shares was suspended as of January 31, 2009. Class B shares will automatically convert to Class A shares eight years after the end of the calendar month of purchase. Class C shares are subject to a contingent deferred sales charge of 1% on redemptions made within the first year after purchase. Class R and Class K shares are sold without an initial or contingent deferred sales charge. Advisor Class and Class I shares are sold without an initial or contingent deferred sales charge and are not subject to ongoing distribution expenses. All seven classes of shares have identical voting, dividend, liquidation and other rights, except that the classes bear different distribution and transfer agency expenses. Each class has exclusive voting rights with respect to its distribution plan. Effective February 1, 2013, the Fund is closed to new investors except as described below. Current shareholders as of January 31, 2013, may continue to purchase additional Fund shares, including through reinvestment of dividends and capital gains distributions and exchanges. In addition, the following categories of shareholders and investors may continue to purchase Fund shares: (i) investors that entered into a letter of intent prior to January 31, 2013; (ii) participants in group retirement plans that offered shares of the Fund as an investment option as of January 31, 2013; (iii) wrap fee programs or financial intermediaries charging asset-based fees that purchase shares on behalf of clients in existing accounts holding shares of the Fund as of January 31, 2013; and (iv) customers of certain other financial intermediaries as approved by the Adviser. The financial statements have been prepared in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) which require management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and amounts of income and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund.

1. Security Valuation

Portfolio securities are valued at their current market value determined on the basis of market quotations or, if market quotations are not readily available or are deemed unreliable, at “fair value” as determined in accordance with procedures established by and under the general supervision of the Company’s Board of Directors (the “Board”).

In general, the market values of securities which are readily available and deemed reliable are determined as follows: securities listed on a national securities exchange (other than securities listed on the NASDAQ Stock Market, Inc. (“NASDAQ”)) or on a foreign securities exchange are valued at the last sale price at the close of the exchange or foreign securities exchange. If there has

18	• AB SMALL CAP GROWTH PORTFOLIO

Notes to Financial Statements

been no sale on such day, the securities are valued at the last traded price from the previous day. Securities listed on more than one exchange are valued by reference to the principal exchange on which the securities are traded; securities listed only on NASDAQ are valued in accordance with the NASDAQ Official Closing Price; listed or over the counter (“OTC”) market put or call options are valued at the mid level between the current bid and ask prices. If either a current bid or current ask price is unavailable, AllianceBernstein L.P. (the “Adviser”) will have discretion to determine the best valuation (e.g. last trade price in the case of listed options); open futures are valued using the closing settlement price or, in the absence of such a price, the most recent quoted bid price. If there are no quotations available for the day of valuation, the last available closing settlement price is used; U.S. Government securities and any other debt instruments having 60 days or less remaining until maturity are generally valued at market by an independent pricing vendor, if a market price is available. If a market price is not available, the securities are valued at amortized cost. This methodology is commonly used for short term securities that have an original maturity of 60 days or less, as well as short term securities that had an original term to maturity that exceeded 60 days. In instances when amortized cost is utilized, the Valuation Committee (the “Committee”) must reasonably conclude that the utilization of amortized cost is approximately the same as the fair value of the security. Such factors the committee will consider include, but are not limited to, an impairment of the creditworthiness of the issuer or material changes in interest rates. Fixed-income securities, including mortgage-backed and asset-backed securities, may be valued on the basis of prices provided by a pricing service or at a price obtained from one or more of the major broker-dealers. In cases where broker-dealer quotes are obtained, the Adviser may establish procedures whereby changes in market yields or spreads are used to adjust, on a daily basis, a recently obtained quoted price on a security. Swaps and other derivatives are valued daily, primarily using independent pricing services, independent pricing models using market inputs, as well as third party broker-dealers or counterparties. Investment companies are valued at their net asset value each day.

Securities for which market quotations are not readily available (including restricted securities) or are deemed unreliable are valued at fair value. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, analysis of the issuer’s financial statements or other available documents. In addition, the Fund may use fair value pricing for securities primarily traded in non-U.S. markets because most foreign markets close well before the Fund values its securities at 4:00 p.m., Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Fund may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available.

AB SMALL CAP GROWTH PORTFOLIO •	19

Notes to Financial Statements

2. Fair Value Measurements

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values as described in Note A.1 above). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

20	• AB SMALL CAP GROWTH PORTFOLIO

Notes to Financial Statements

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of January 31, 2015:

Investments in Securities:	Level 1		Level 2			Level 3			Total
Assets:
Common Stocks*	$1,409,706,424		$	– 0	–	$	– 0	–	$1,409,706,424
Short-Term Investments	18,520,811			– 0	–		– 0	–	18,520,811
Investments of Cash Collateral for Securities Loaned in Affiliated Money Market Fund	144,328,782			– 0	–		– 0	–	144,328,782

Total Investments in Securities	1,572,556,017			– 0	–		– 0	–	1,572,556,017
Other Financial Instruments**	– 0	–		– 0	–		– 0	–	– 0	–

Total^	$1,572,556,017		$	– 0	–	$	– 0	–	$1,572,556,017

*	See Portfolio of Investments for sector classifications.

**	Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/depreciation on the instrument.

^	There were no transfers between any levels during the reporting period.

The Adviser established the Committee to oversee the pricing and valuation of all securities held in the Fund. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and a third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and processes at vendors, 2) daily comparison of security valuation versus prior day for all securities that exceeded established thresholds, and

AB SMALL CAP GROWTH PORTFOLIO •	21

Notes to Financial Statements

3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

3. Currency Translation

Assets and liabilities denominated in foreign currencies and commitments under forward currency exchange contracts are translated into U.S. dollars at the mean of the quoted bid and ask prices of such currencies against the U.S. dollar. Purchases and sales of portfolio securities are translated into U.S. dollars at the rates of exchange prevailing when such securities were acquired or sold. Income and expenses are translated into U.S. dollars at rates of exchange prevailing when accrued.

Net realized gain or loss on foreign currency transactions represents foreign exchange gains and losses from sales and maturities of foreign fixed income investments, foreign currency exchange contracts, holding of foreign currencies, currency gains or losses realized between the trade and settlement dates on foreign investment transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains and losses from valuing foreign currency denominated assets and liabilities at period end exchange rates are reflected as a component of net unrealized appreciation or depreciation of foreign currency denominated assets and liabilities.

4. Taxes

It is the Fund’s policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its investment company taxable income and net realized gains, if any, to shareholders. Therefore, no provisions for federal income or excise taxes are required. The Fund may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued and applied to net investment income, net realized gains and net unrealized appreciation/depreciation as such income and/or gains are earned.

In accordance with U.S. GAAP requirements regarding accounting for uncertainties in income taxes, management has analyzed the Fund’s tax positions taken or expected to be taken on federal and state income tax returns for all open tax years (the current and the prior three tax years) and has concluded that no provision for income tax is required in the Fund’s financial statements.

22	• AB SMALL CAP GROWTH PORTFOLIO

Notes to Financial Statements

5. Investment Income and Investment Transactions

Dividend income is recorded on the ex-dividend date or as soon as the Fund is informed of the dividend. Interest income is accrued daily. Investment transactions are accounted for on the date the securities are purchased or sold. Investment gains or losses are determined on the identified cost basis. The Fund amortizes premiums and accretes discounts as adjustments to interest income.

6. Class Allocations

All income earned and expenses incurred by the Fund are borne on a pro-rata basis by each outstanding class of shares, based on the proportionate interest in the Fund represented by the net assets of such class, except for class specific expenses which are allocated to the respective class. Expenses of the Company are charged proportionately to each Portfolio or based on other appropriate methods. Realized and unrealized gains and losses are allocated among the various share classes based on respective net assets.

7. Dividends and Distributions

Dividends and distributions to shareholders, if any, are recorded on the ex-dividend date. Income dividends and capital gains distributions are determined in accordance with federal tax regulations and may differ from those determined in accordance with U.S. GAAP. To the extent these differences are permanent, such amounts are reclassified within the capital accounts based on their federal tax basis treatment; temporary differences do not require such reclassification.

NOTE B

Advisory Fee and Other Transactions with Affiliates

Under the terms of the investment advisory agreement, the Fund pays the Adviser an advisory fee at an annual rate of .75% of the first $2.5 billion, .65% of the excess over $2.5 billion up to $5 billion and .60% of the excess over $5 billion as a percentage of the Fund’s average daily net assets. The fee is accrued daily and paid monthly.

Pursuant to the investment advisory agreement, the Fund may reimburse the Adviser for certain legal and accounting services provided to the Fund by the Adviser. For the six months ended January 31, 2015, the reimbursement for such services amounted to $27,871.

The Fund compensates AllianceBernstein Investor Services, Inc. (“ABIS”), a wholly-owned subsidiary of the Adviser, under a Transfer Agency Agreement for providing personnel and facilities to perform transfer agency services for the Fund. ABIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. Such compensation retained by ABIS amounted to $350,643 for the six months ended January 31, 2015.

AllianceBernstein Investments, Inc. (the “Distributor”), a wholly-owned subsidiary of the Adviser, serves as the distributor of the Fund’s shares. The Distributor has

AB SMALL CAP GROWTH PORTFOLIO •	23

Notes to Financial Statements

advised the Fund that it has retained front-end sales charges of $2,019 from the sale of Class A shares and received $904, $667 and $15,788 in contingent deferred sales charges imposed upon redemptions by shareholders of Class A, Class B and Class C shares, respectively, for the six months ended January 31, 2015.

The Fund may invest in the AB Fixed-Income Shares, Inc.—Government STIF Portfolio (“Government STIF Portfolio”), an open-end management investment company managed by the Adviser. The Government STIF Portfolio is offered as a cash management option to mutual funds and other institutional accounts of the Adviser, and is not available for direct purchase by members of the public. The Government STIF Portfolio pays no investment management fees but does bear its own expenses. A summary of the Fund’s transactions in shares of the Government STIF Portfolio for the six months ended January 31, 2015 is as follows:

Market Value July 31, 2014 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value January 31, 2015 (000)	Dividend Income (000)
$ 28,757	$143,051	$153,287	$18,521	$7

Brokerage commissions paid on investment transactions for the six months ended January 31, 2015 amounted to $704,970, of which $19 and $0, respectively, was paid to Sanford C. Bernstein & Co. LLC and Sanford C. Bernstein Limited, affiliates of the Adviser.

NOTE C

Distribution Services Agreement

The Fund has adopted a Distribution Services Agreement (the “Agreement”) pursuant to Rule 12b-1 under the Investment Company Act of 1940. Under the Agreement, the Fund pays distribution and servicing fees to the Distributor at an annual rate of up to .25% of the Fund’s average daily net assets attributable to Class A shares, 1% of the Fund’s average daily net assets attributable to both Class B and Class C shares, .50% of the Fund’s average daily net assets attributable to Class R shares and .25% of the Fund’s average daily net assets attributable to Class K shares. There are no distribution and servicing fees on the Advisor Class and Class I shares. The fees are accrued daily and paid monthly. The Agreement provides that the Distributor will use such payments in their entirety for distribution assistance and promotional activities. Since the commencement of the Fund’s operations, the Distributor has incurred expenses in excess of the distribution costs reimbursed by the Fund in the amounts of $20,248,710, $2,600,265, $395,279 and $395,413 for Class B, Class C, Class R and Class K shares, respectively. While such costs may be recovered from the Fund in future periods so long as the Agreement is in effect, the rate of the distribution and servicing fees payable under the Agreement may not be increased without a shareholder vote. In accordance with the Agreement, there is no provision for

24	• AB SMALL CAP GROWTH PORTFOLIO

Notes to Financial Statements

recovery of unreimbursed distribution costs incurred by the Distributor beyond the current fiscal year for Class A shares. The Agreement also provides that the Adviser may use its own resources to finance the distribution of the Fund’s shares.

NOTE D

Investment Transactions

Purchases and sales of investment securities (excluding short-term investments) for the six months ended January 31, 2015 were as follows:

	Purchases	Sales
Investment securities (excluding U.S. government securities)	$398,543,594	$516,037,647

The cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes. Accordingly, gross unrealized appreciation and unrealized depreciation are as follows:

Gross unrealized appreciation	$298,016,965
Gross unrealized depreciation	(51,346,419)

Net unrealized appreciation	$246,670,546

1. Derivative Financial Instruments

The Fund may use derivatives in an effort to earn income and enhance returns, to replace more traditional direct investments, to obtain exposure to otherwise inaccessible markets (collectively, “investment purposes”), or to hedge or adjust the risk profile of its portfolio.

The Fund did not engage in derivatives transactions for the six months ended January 31, 2015.

2. Currency Transactions

The Fund may invest in non-U.S. dollar securities on a currency hedged or unhedged basis. The Fund may seek investment opportunities by taking long or short positions in currencies through the use of currency-related derivatives, including forward currency exchange contracts, futures and options on futures, swaps, and other options. The Fund may enter into transactions for investment opportunities when it anticipates that a foreign currency will appreciate or depreciate in value but securities denominated in that currency are not held by the Fund and do not present attractive investment opportunities. Such transactions may also be used when the Adviser believes that it may be more efficient than a direct investment in a foreign currency-denominated security. The Fund may also conduct currency exchange contracts on a spot basis (i.e., for cash at the spot rate prevailing in the currency exchange market for buying or selling currencies).

AB SMALL CAP GROWTH PORTFOLIO •	25

Notes to Financial Statements

NOTE E

Securities Lending

The Fund may enter into securities lending transactions. Under the Fund’s securities lending program, all loans of securities will be collateralized continually by cash. The Fund will be compensated for the loan from a portion of the net return from the income earned on cash collateral after a rebate is paid to the borrower (in some cases, this rebate may be a “negative rebate” or fee paid by the borrower to the Fund in connection with the loan), and payments are made for fees of the securities lending agent and for certain other administrative expenses. It is the policy of the Fund to receive collateral consisting of cash in an amount exceeding the value of the securities loaned. The Fund will have the right to call a loan and obtain the securities loaned at any time on notice to the borrower within the normal and customary settlement time for the securities. While the securities are on loan, the borrower is obligated to pay the Fund amounts equal to any income or other distributions from the securities. The Fund will not have the right to vote on any securities during the existence of a loan, but will have the right to regain ownership of loaned securities in order to exercise voting or other ownership rights. The lending agent has agreed to indemnify the Fund in the case of default of any securities borrower. Collateral received and securities loaned are marked to market daily to ensure that the securities loaned are secured by collateral. The lending agent will invest the cash collateral received in AB Exchange Reserves, an eligible money market vehicle, in accordance with the investment restrictions of the Fund, and as approved by the Board. The collateral received on securities loaned is recorded as an asset as well as a corresponding liability in the statement of assets and liabilities. When the Fund lends securities, its investment performance will continue to reflect changes in the value of the securities loaned. At January 31, 2015, the Fund had securities on loan with a value of $134,818,810 and had received cash collateral which has been invested into AB Exchange Reserves of $144,328,782. The cash collateral will be adjusted on the next business day to maintain the required collateral amount. The Fund earned securities lending income of $1,028,599 and $35,778 from the borrowers and AB Exchange Reserves, respectively, for the six months ended January 31, 2015; these amounts are reflected in the statement of operations. A principal risk of lending portfolio securities is that the borrower will fail to return the loaned securities upon termination of the loan and that the collateral will not be sufficient to replace the loaned securities. A summary of the Fund’s transactions in shares of AB Exchange Reserves for the six months ended January 31, 2015 is as follows:

Market Value July 31, 2014 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value January 31, 2015 (000)
$ 93,227	$340,257	$289,155	$144,329

26	• AB SMALL CAP GROWTH PORTFOLIO

Notes to Financial Statements

NOTE F

Capital Stock

Each class consists of 3,000,000,000 authorized shares. Transactions in capital shares for each class were as follows:

	Shares		Amount
	Six Months Ended January 31, 2015 (unaudited)	Year Ended July 31, 2014	Six Months Ended January 31, 2015 (unaudited)	Year Ended July 31, 2014

Class A
Shares sold	574,607	2,283,142	$26,947,698	$115,677,083

Shares issued in reinvestment of distributions	842,825	603,261	36,544,885	29,384,833

Shares converted from Class B	10,776	31,607	522,234	1,581,982

Shares redeemed	(2,810,910)	(2,737,150)	(138,001,186)	(137,501,880)

Net increase (decrease)	(1,382,702)	180,860	$(73,986,369)	$9,142,018

Class B
Shares sold	2,566	7,076	$88,151	$278,106

Shares issued in reinvestment of distributions	13,995	10,508	443,644	392,899

Shares converted to Class A	(14,223)	(40,888)	(522,234)	(1,581,982)

Shares redeemed	(9,799)	(19,343)	(356,911)	(754,437)

Net decrease	(7,461)	(42,647)	$(347,350)	$(1,665,414)

Class C
Shares sold	119,946	423,985	$4,177,433	$16,741,118

Shares issued in reinvestment of distributions	222,246	122,634	7,107,433	4,617,177

Shares redeemed	(300,683)	(360,749)	(10,697,477)	(14,205,525)

Net increase	41,509	185,870	$587,389	$7,152,770

Advisor Class
Shares sold	2,957,895	3,663,198	$152,247,995	$195,829,753

Shares issued in reinvestment of distributions	1,043,817	267,542	48,140,843	13,727,591

Shares redeemed	(2,184,058)	(2,116,477)	(107,673,771)	(111,747,372)

Net increase	1,817,654	1,814,263	$92,715,067	$97,809,972

AB SMALL CAP GROWTH PORTFOLIO •	27

Notes to Financial Statements

	Shares		Amount
	Six Months Ended January 31, 2015 (unaudited)	Year Ended July 31, 2014	Six Months Ended January 31, 2015 (unaudited)	Year Ended July 31, 2014
Class R
Shares sold	108,225	363,922	$5,046,676	$18,229,241

Shares issued in reinvestment of distributions	133,439	72,489	5,707,159	3,498,319

Shares redeemed	(186,239)	(405,161)	(8,650,909)	(19,969,185)

Net increase	55,425	31,250	$2,102,926	$1,758,375

Class K
Shares sold	177,386	509,923	$8,487,465	$26,394,989

Shares issued in reinvestment of distributions	197,823	111,091	8,749,723	5,505,662

Shares redeemed	(279,517)	(543,785)	(13,445,560)	(28,003,964)

Net increase	95,692	77,229	$3,791,628	$3,896,687

Class I
Shares sold	983,606	2,741,911	$48,021,025	$145,760,452

Shares issued in reinvestment of distributions	832,161	509,095	38,179,541	25,989,297

Shares redeemed	(1,422,763)	(4,352,452)	(71,268,445)	(229,626,502)

Net increase (decrease)	393,004	(1,101,446)	$14,932,121	$(57,876,753)

NOTE G

Risks Involved in Investing in the Fund

Capitalization Risk—Investments in small- and mid-capitalization companies may be more volatile than investments in large-capitalization companies. Investments in small-capitalization companies may have additional risks because these companies have limited product lines, markets or financial resources.

Foreign Securities Risk—Investing in securities of foreign companies or foreign governments involves special risks which include changes in foreign currency exchange rates and the possibility of future political and economic developments which could adversely affect the value of such securities. Moreover, securities of many foreign companies or foreign governments and their markets may be less liquid and their prices more volatile than those of comparable U.S. companies or of the U.S. government.

Derivatives Risk—The Fund may enter into derivative transactions such as forwards, options, futures and swaps. Derivatives may be illiquid, difficult to price, and leveraged so that small changes may produce disproportionate losses for the Fund, and subject to counterparty risk to a greater degree than more traditional investments. Derivatives may result in significant losses, including losses that are

28	• AB SMALL CAP GROWTH PORTFOLIO

Notes to Financial Statements

far greater than the value of the derivatives reflected in the statement of assets and liabilities.

Indemnification Risk—In the ordinary course of business, the Fund enters into contracts that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these indemnification provisions and expects the risk of loss thereunder to be remote. Therefore, the Fund has not accrued any liability in connection with these indemnification provisions.

NOTE H

Joint Credit Facility

A number of open-end mutual funds managed by the Adviser, including the Fund, participate in a $280 million revolving credit facility (the “Facility”) intended to provide short-term financing, if necessary, subject to certain restrictions in connection with abnormal redemption activity. Commitment fees related to the Facility are paid by the participating funds and are included in miscellaneous expenses in the statement of operations. The Fund did not utilize the Facility during the six months ended January 31, 2015.

NOTE I

Distributions to Shareholders

The tax character of distributions to be paid for the year ending July 31, 2015 will be determined at the end of the current fiscal year. The tax character of distributions paid during the fiscal years ended July 31, 2014 and July 31, 2013 were as follows:

	2014	2013
Distributions paid from:
Long-term capital gains	$94,614,675	$30,919,143

Total taxable distributions	$94,614,675	$30,919,143

As of July 31, 2014, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Undistributed capital gain	$159,857,415
Accumulated capital and other losses	(5,797,693	)(a)
Unrealized appreciation/(depreciation)	260,514,041	(b)

Total accumulated earnings/(deficit)	$414,573,763

(a)	At July 31, 2014, the Fund had a qualified late-year ordinary loss deferral of $5,797,693, which is deemed to arise on August 1, 2014.

(b)	The differences between book-basis and tax-basis unrealized appreciation/(depreciation) are attributable primarily to the tax deferral of losses on wash sales.

For tax purposes, net capital losses may be carried over to offset future capital gains, if any. Funds are permitted to carry forward capital losses incurred in taxable

AB SMALL CAP GROWTH PORTFOLIO •	29

Notes to Financial Statements

years beginning after December 22, 2010 for an indefinite period, and such losses will retain their character as either short-term or long-term capital losses. As of July 31, 2014, the Fund did not have any capital loss carryforwards.

NOTE J

Subsequent Events

Management has evaluated subsequent events for possible recognition or disclosure in the financial statements through the date the financial statements are issued. Management has determined that there are no material events that would require disclosure in the Fund’s financial statements through this date.

30	• AB SMALL CAP GROWTH PORTFOLIO

Notes to Financial Statements

FINANCIAL HIGHLIGHTS

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

Class A
Six Months Ended January 31, 2015 (unaudited)	Year Ended July 31,
2014	2013	2012	2011	2010

Net asset value, beginning of period	$ 48.62	$ 47.08	$ 37.62	$ 35.77	$ 25.36	$ 21.08

Income From Investment Operations
Net investment loss(a)	(.19)	(.47)	(.36)	(.31)	(.37)	(.31)
Net realized and unrealized gain on investment transactions	.16	5.28	11.10	2.64	(b)	10.78	4.59

Net increase (decrease) in net asset value from operations	(.03)	4.81	10.74	2.33	10.41	4.28

Less: Dividends and Distributions
Dividends from net investment income	– 0	–	– 0	–	– 0	–	(.23)	– 0	–	– 0	–
Distributions from net realized gain on investment transactions	(5.54)	(3.27)	(1.28)	(.25)	– 0	–	– 0	–

Total dividends and distributions	(5.54)	(3.27)	(1.28)	(.48)	– 0	–	– 0	–

Net asset value, end of period	$ 43.05	$ 48.62	$ 47.08	$ 37.62	$ 35.77	$ 25.36

Total Return
Total investment return based on net asset value(c)	(.15)%	10.21	%*	29.47	%*	6.73	%*	41.05	%*	20.30	%*
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$361,768	$475,832	$452,253	$284,767	$227,339	$152,958
Ratio to average net assets of:
Expenses	1.25	%^	1.27%	1.34%	1.33%	1.43%	1.60	%+
Net investment loss	(.76	)%^	(.93)%	(.89)%	(.88)%	(1.13)%	(1.30	)%+
Portfolio turnover rate	27%	80%	76%	88%	107%	93%

See footnote summary on page 38.

AB SMALL CAP GROWTH PORTFOLIO •	31

Financial Highlights

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

Class B
Six Months Ended January 31, 2015 (unaudited)	Year Ended July 31,
2014	2013	2012	2011	2010

Net asset value, beginning of period	$ 37.14	$ 36.93	$ 30.01	$ 28.64	$ 20.47	$ 17.16

Income From Investment Operations
Net investment loss(a)	(.28)	(.67)	(.52)	(.48)	(.52)	(.42)
Net realized and unrealized gain on investment transactions	.09	4.15	8.72	2.11	(b)	8.69	3.73

Net increase (decrease) in net asset value from operations	(.19)	3.48	8.20	1.63	8.17	3.31

Less: Dividends and Distributions
Dividends from net investment income	– 0	–	– 0	–	– 0	–	(.01)	– 0	–	– 0	–
Distributions from net realized gain on investment transactions	(5.54)	(3.27)	(1.28)	(.25)	– 0	–	– 0	–

Total dividends and distributions	(5.54)	(3.27)	(1.28)	(.26)	– 0	–	– 0	–

Net asset value, end of period	$ 31.41	$ 37.14	$ 36.93	$ 30.01	$ 28.64	$ 20.47

Total Return
Total investment return based on net asset value(c)	(.65)%	9.37	%*	28.45	%*	5.83	%*	39.91	%*	19.29	%*
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$2,958	$3,774	$5,329	$6,194	$8,999	$9,568
Ratio to average net assets of:
Expenses	2.05	%^	2.04%	2.12%	2.18%	2.29%	2.45	%+
Net investment loss	(1.56	)%^	(1.72)%	(1.63)%	(1.73)%	(1.99)%	(2.16	)%+
Portfolio turnover rate	27%	80%	76%	88%	107%	93%

See footnote summary on page 38.

32	• AB SMALL CAP GROWTH PORTFOLIO

Financial Highlights

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

Class C
Six Months Ended January 31, 2015 (unaudited)	Year Ended July 31,
2014	2013	2012	2011	2010

Net asset value, beginning of period	$ 37.41	$ 37.17	$ 30.18	$ 28.83	$ 20.60	$ 17.25

Income From Investment Operations
Net investment loss(a)	(.28)	(.65)	(.53)	(.46)	(.51)	(.41)
Net realized and unrealized gain on investment transactions	.12	4.16	8.80	2.12	(b)	8.74	3.76

Net increase (decrease) in net asset value from operations	(.16)	3.51	8.27	1.66	8.23	3.35

Less: Dividends and Distributions
Dividends from net investment income	– 0	–	– 0	–	– 0	–	(.06)	– 0	–	– 0	–
Distributions from net realized gain on investment transactions	(5.54)	(3.27)	(1.28)	(.25)	– 0	–	– 0	–

Total dividends and distributions	(5.54)	(3.27)	(1.28)	(.31)	– 0	–	– 0	–

Net asset value, end of period	$ 31.71	$ 37.41	$ 37.17	$ 30.18	$ 28.83	$ 20.60

Total Return
Total investment return based on net asset value(c)	(.56)%	9.39	%*	28.52	%*	5.93	%*	39.95	%*	19.42	%*
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$58,629	$67,619	$60,274	$33,894	$20,107	$13,677
Ratio to average net assets of:
Expenses	2.00	%^	2.00%	2.08%	2.08%	2.19%	2.37	%+
Net investment loss	(1.51	)%^	(1.66)%	(1.64)%	(1.64)%	(1.90)%	(2.08	)%+
Portfolio turnover rate	27%	80%	76%	88%	107%	93%

See footnote summary on page 38.

AB SMALL CAP GROWTH PORTFOLIO •	33

Financial Highlights

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

Advisor Class
Six Months Ended January 31, 2015 (unaudited)	Year Ended July 31,
2014	2013	2012	2011	2010

Net asset value, beginning of period	$ 51.31	$ 49.39	$ 39.30	$ 37.36	$ 26.43	$ 21.90

Income From Investment Operations
Net investment loss(a)	(.13)	(.35)	(.27)	(.23)	(.28)	(.26)
Net realized and unrealized gain on investment transactions	.16	5.54	11.64	2.76	(b)	11.21	4.79

Net increase in net asset value from operations	.03	5.19	11.37	2.53	10.93	4.53

Less: Dividends and Distributions
Dividends from net investment income	– 0	–	– 0	–	– 0	–	(.34)	– 0	–	– 0	–
Distributions from net realized gain on investment transactions	(5.54)	(3.27)	(1.28)	(.25)	– 0	–	– 0	–

Total dividends and distributions	(5.54)	(3.27)	(1.28)	(.59)	– 0	–	– 0	–

Net asset value, end of period	$ 45.80	$ 51.31	$ 49.39	$ 39.30	$ 37.36	$ 26.43

Total Return
Total investment return based on net asset value(c)	(.02)%	10.51	%*	29.82	%*	7.03	%*	41.36	%*	20.68	%*
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$463,606	$426,149	$320,624	$145,773	$58,959	$18,067
Ratio to average net assets of:
Expenses	.99	%^	1.00%	1.07%	1.05%	1.10%	1.33	%+
Net investment loss	(.51	)%^	(.65)%	(.64)%	(.61)%	(.81)%	(1.03	)%+
Portfolio turnover rate	27%	80%	76%	88%	107%	93%

See	footnote summary on page 38.

34	• AB SMALL CAP GROWTH PORTFOLIO

Financial Highlights

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

Class R
Six Months Ended January 31, 2015 (unaudited)	Year Ended July 31,
2014	2013	2012	2011	2010

Net asset value, beginning of period	$ 48.09	$ 46.71	$ 37.42	$ 35.61	$ 25.30	$ 21.04

Income From Investment Operations
Net investment loss(a)	(.26)	(.59)	(.45)	(.41)	(.44)	(.34)
Net realized and unrealized gain on investment transactions	.14	5.24	11.02	2.65	(b)	10.75	4.60

Net increase (decrease) in net asset value from operations	(.12)	4.65	10.57	2.24	10.31	4.26
Less: Dividends and Distributions
Dividends from net investment income	– 0	–	– 0	–	– 0	–	(.18)	– 0	–	– 0	–
Distributions from net realized gain on investment transactions	(5.54)	(3.27)	(1.28)	(.25)	– 0	–	– 0	–

Total dividends and distributions	(5.54)	(3.27)	(1.28)	(.43)	– 0	–	– 0	–

Net asset value, end of period	$ 42.43	$ 48.09	$ 46.71	$ 37.42	$ 35.61	$ 25.30

Total Return
Total investment return based on net asset value(c)	(.34)%	9.94	%*	29.17	%*	6.48	%*	40.75	%*	20.25	%*
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$49,356	$53,267	$50,283	$25,065	$13,504	$6,845
Ratio to average net assets of:
Expenses	1.56	%^	1.52%	1.55%	1.60%	1.63%	1.69	%+
Net investment loss	(1.08	)%^	(1.18)%	(1.12)%	(1.16)%	(1.33)%	(1.39	)%+
Portfolio turnover rate	27%	80%	76%	88%	107%	93%

See	footnote summary on page 38.

AB SMALL CAP GROWTH PORTFOLIO •	35

Financial Highlights

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

Class K
Six Months Ended January 31, 2015 (unaudited)	Year Ended July 31,
2014	2013	2012	2011	2010

Net asset value, beginning of period	$ 49.48	$ 47.83	$ 38.16	$ 36.24	$ 25.66	$ 21.27

Income From Investment Operations
Net investment loss(a)	(.19)	(.44)	(.33)	(.31)	(.35)	(.26)
Net realized and unrealized gain on investment transactions	.15	5.36	11.28	2.71	(b)	10.93	4.65

Net increase (decrease) in net asset value from operations	(.04)	4.92	10.95	2.40	10.58	4.39

Less: Dividends and Distributions
Dividends from net investment income	– 0	–	– 0	–	– 0	–	(.23)	– 0	–	– 0	–
Distributions from net realized gain on investment transactions	(5.54)	(3.27)	(1.28)	(.25)	– 0	–	– 0	–

Total dividends and distributions	(5.54)	(3.27)	(1.28)	(.48)	– 0	–	– 0	–

Net asset value, end of period	$ 43.90	$ 49.48	$ 47.83	$ 38.16	$ 36.24	$ 25.66

Total Return
Total investment return based on net asset value(c)	(.19)%	10.30	%*	29.60	%*	6.83	%*	41.23	%*	20.64	%*
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$77,165	$82,244	$75,804	$33,677	$10,725	$6,858
Ratio to average net assets of:
Expenses	1.25	%^	1.19%	1.21%	1.25%	1.32%	1.37	%+
Net investment loss	(.77	)%^	(.85)%	(.78)%	(.83)%	(1.03)%	(1.07	)%+
Portfolio turnover rate	27%	80%	76%	88%	107%	93%

See footnote summary on page 38.

36	• AB SMALL CAP GROWTH PORTFOLIO

Financial Highlights

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

Class I
Six Months Ended January 31, 2015 (unaudited)	Year Ended July 31,
2014	2013	2012	2011	2010

Net asset value, beginning of period	$ 51.07	$ 49.13	$ 39.05	$ 37.09	$ 26.18	$ 21.63

Income From Investment Operations
Net investment loss(a)	(.11)	(.30)	(.21)	(.18)	(.24)	(.18)
Net realized and unrealized gain on investment transactions	.16	5.51	11.57	2.74	(b)	11.15	4.73

Net increase in net asset value from operations	.05	5.21	11.36	2.56	10.91	4.55

Less: Dividends and Distributions
Dividends from net investment income	– 0	–	– 0	–	– 0	–	(.35)	– 0	–	– 0	–
Distributions from net realized gain on investment transactions	(5.54)	(3.27)	(1.28)	(.25)	– 0	–	– 0	–
Total dividends and distributions	(5.54)	(3.27)	(1.28)	(.60)	– 0	–	– 0	–

Net asset value, end of period	$ 45.58	$ 51.07	$ 49.13	$ 39.05	$ 37.09	$ 26.18

Total Return
Total investment return based on net asset value(c)	.03%	10.61	%*	29.98	%*	7.16	%*	41.67	%*	21.04	%*
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$407,803	$436,828	$474,383	$236,071	$195,623	$187,866
Ratio to average net assets of:
Expenses	.92	%^	.91%	.92%	.94%	1.00%	1.04	%+
Net investment loss	(.44	)%^	(.57)%	(.51)%	(.49)%	(.70)%	(.74	)%+
Portfolio turnover rate	27%	80%	76%	88%	107%	93%

See footnote summary on page 38.

AB SMALL CAP GROWTH PORTFOLIO •	37

Financial Highlights

(a)	Based on average shares outstanding.

(b)	Includes $.08 per share attributed to third party regulatory settlements.

(c)	Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Initial sales charges or contingent deferred sales charges are not reflected in the calculation of total investment return. Total return does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total investment return calculated for a period of less than one year is not annualized.

*	Includes the impact of proceeds received and credited to the Fund resulting from class action settlements, which enhanced the Fund’s performance for the years ended July 31, 2014, July 31, 2013, July 31, 2012, July 31, 2011 and July 31, 2010 by 0.01%, 0.08%,0.01%,0.04% and 0.12%, respectively.

Includes the impact of proceeds received and credited to the Fund resulting from third party regulatory settlements, which enhanced the Fund’s performance for the year ended July 31, 2012 by 0.20%.

^	Annualized.

+	The ratio includes expenses attributable to costs of proxy solicitation.

See notes to financial statements.

38	• AB SMALL CAP GROWTH PORTFOLIO

Financial Highlights

BOARD OF DIRECTORS

Marshall C. Turner, Jr.(1) , Chairman

John H. Dobkin(1)

Michael J. Downey(1)

William H. Foulk, Jr.(1)

D. James Guzy(1)

Nancy P. Jacklin(1)

Robert M. Keith, President and Chief Executive Officer

Garry L. Moody(1)

Earl D. Weiner(1)

OFFICERS

Philip L. Kirstein, Senior Vice President and Independent Compliance Officer

Bruce K. Aronow(2), Senior Vice President

N. Kumar Kirpalani(2) , Vice President

Samantha S. Lau(2) , Vice President

Wen-Tse Tseng(2), Vice President

Emilie D. Wrapp, Secretary

Joseph J. Mantineo, Treasurer and Chief Financial Officer

Phyllis J. Clarke, Controller

Vincent S. Noto, Chief Compliance Officer

Custodian and Accounting Agent	Transfer Agent

State Street Bank and Trust Company

State Street Corporation CCB/5

1 Iron Street

Boston, MA 02210

Principal Underwriter

AllianceBernstein Investments, Inc.

1345 Avenue of the Americas

New York, NY 10105

Legal Counsel

Seward & Kissel LLP

One Battery Park Plaza

New York, NY 10004

AllianceBernstein Investor
Services, Inc.

P.O. Box 786003

San Antonio, TX 78278-6003

Toll-Free (800) 221-5672

Independent Registered Public Accounting Firm

Ernst & Young LLP

5 Times Square

New York, NY 10036

(1)	Member of the Audit Committee, the Governance and Nominating Committee and the Independent Directors Committee.

(2)	The day-to-day management of, and investment decisions for, the Fund’s portfolio are made by the Adviser’s Small Cap Growth Investment Team. Mr. Bruce K. Aronow, Mr. N. Kumar Kirpalani, Ms. Samantha S. Lau and Mr. Wen-Tse Tseng are the investment professionals with the most significant responsibility for the day-to-day management of the Fund’s Portfolio.

AB SMALL CAP GROWTH PORTFOLIO •	39

Board of Directors

THE FOLLOWING IS NOT PART OF THE SHAREHOLDER REPORT OR THE FINANCIAL STATEMENTS

SUMMARY OF SENIOR OFFICER’S EVALUATION OF INVESTMENT ADVISORY AGREEMENT1

The following is a summary of the evaluation of the Investment Advisory Agreement between AllianceBernstein L.P. (the “Adviser”) and the AllianceBernstein Cap Portfolio, Inc. (the “Portfolio”), in respect of AllianceBernstein Small Cap Growth Portfolio (the “Portfolio”),2 prepared by Philip L. Kirstein, the Senior Officer of the Portfolio for the Directors of the Portfolio, as required by the August 2004 agreement between the Adviser and the New York State Attorney General (the “NYAG”). The Senior Officer’s evaluation of the Investment Advisory Agreement is not meant to diminish the responsibility or authority of the Board of Directors to perform its duties pursuant to Section 15 of the Investment Company Act of 1940 (the “40 Act”) and applicable state law. The purpose of the summary is to provide shareholders with a synopsis of the independent evaluation of the reasonableness of the advisory fees proposed to be paid by the Portfolio which was provided to the Directors in connection with their review of the proposed approval of the continuance of the Investment Advisory Agreement. The Senior Officer’s evaluation considered the following factors:

1.	Advisory fees charged to institutional and other clients of the Adviser for like services;

2.	Advisory fees charged by other mutual Portfolio companies for like services;

3.	Costs to the Adviser and its affiliates of supplying services pursuant to the advisory agreement, excluding any intra-corporate profit;

4.	Profit margins of the Adviser and its affiliates from supplying such services;

5.	Possible economies of scale as the Portfolio grows larger; and

6.	Nature and quality of the Adviser’s services including the performance of the Portfolio.

These factors, with the exception of the first factor, are generally referred to as the “Gartenberg factors,” which were articulated by the United States Court of Appeals for the Second Circuit in 1982. Gartenberg v. Merrill Lynch Asset Management, Inc., 694 F. 2d 923 (2d Cir. 1982). On March 30, 2010, the Supreme Court held the Gartenberg decision was correct in its basic formulation of what §36(b) requires: to face liability under §36(b), “an investment adviser must charge a fee that is so disproportionately large that it bears no reasonable

1	The information in the fee evaluation was completed on April 25, 2014 and discussed with the Board of Directors on May 6-8, 2014.

2	Future references to the Fund and the Portfolio do not include “AllianceBernstein.” References in the fee summary pertaining to performance and expense ratios refer to Class A shares of the Portfolio.

40	• AB SMALL CAP GROWTH PORTFOLIO

relationship to the services rendered and could not have been the product of arm’s length bargaining.” Jones v. Harris Associates L.P., 130 S. Ct. 1418 (2010). In Jones, the Court stated the Gartenberg approach fully incorporates the correct understanding of fiduciary duty within the context of section 36(b) and noted with approval that “Gartenberg insists that all relevant circumstances be taken into account” and “uses the range of fees that might result from arm’s length bargaining as the benchmark for reviewing challenged fees.“3

PORTFOLIO ADVISORY FEES, EXPENSE REIMBURSEMENTS & RATIOS

The Adviser proposed that the Portfolio pays the advisory fee set forth in the table below for receiving the services to be provided pursuant to the Investment Advisory Agreement. The fee schedule below, implemented in January 2004 in consideration of the Adviser’s settlement with the NYAG in December 2003, is based on a master schedule that contemplates eight categories of Portfolios with almost all Portfolios in each category having the same advisory fee schedule.4 Also shown are the Portfolio’s net assets on March 31, 2014.

Category	Advisory Fee[5]	Net Assets 3/31/14 ($MIL)	Portfolio
Growth	0.75% on 1st $2.5 billion 0.65% on next $2.5 billion 0.60% on the balance	$1,673.9	Small Cap Growth Portfolio

The Adviser is reimbursed as specified in the Investment Advisory Agreement for certain clerical, legal, accounting, administrative and other services provided to the Portfolio. During the Portfolio’s most recently completed fiscal year, the Adviser received $45,004 (0.004% of the Portfolio’s average daily net assets) for such services. Set forth below are the Portfolio’s annualized semi-annual total expense ratios:6

Portfolio	Total Expense Ratio[7]			Fiscal Year End
Small Cap Growth Portfolio	Advisor Class A Class B Class C Class R Class K Class I	1.02 1.29 2.05 2.02 1.51 1.19 0.90	% % % % % % %	July 31 (ratios as of January 31, 2014)

3	Jones v. Harris at 1427.

4	Most of the AllianceBernstein Mutual Portfolios, which the Adviser manages, were affected by the Adviser’s settlement with the NYAG.

5	The advisory fee of the Portfolio is based on the percentage of the Portfolio’s average daily net assets and is paid on a monthly basis.

6	Semi-annual total expense ratios are unaudited.

7	Annualized.

AB SMALL CAP GROWTH PORTFOLIO •	41

I.	ADVISORY FEES CHARGED TO INSTITUTIONAL AND OTHER CLIENTS

The advisory fees charged to investment companies which the Adviser manages and sponsors are normally higher than those charged to similar sized institutional accounts, including pension plans and sub-advised investment companies. The fee differential reflects, among other things, different services provided to such clients, and different liabilities assumed. Services provided by the Adviser to the Portfolio that are not provided to non-investment company clients and sub-advised investment companies include providing office space and personnel to serve as Portfolio Officers, who among other responsibilities make the certifications required under the Sarbanes–Oxley Act of 2002, and coordinating with and monitoring the Portfolio’s third party service providers such as Portfolio counsel, auditors, custodians, transfer agents and pricing services. The accounting, administrative, legal and compliance requirements for the Portfolio are more costly than those for institutional assets due to the greater complexities and time required for investment companies, although as previously noted, the Adviser is entitled to be reimbursed for providing such services. Also, retail mutual Portfolios managed by the Adviser are widely held. Servicing the Portfolio’s investors is more time consuming and labor intensive compared to institutional clients since the Adviser needs to communicate with a more extensive network of financial intermediaries and shareholders. The Adviser also believes that it incurs substantial entrepreneurial risk when offering a new mutual Portfolio since establishing a new mutual Portfolio requires a large upfront investment and it may take a long time for the Portfolio to achieve profitability since the Portfolio must be priced to scale from inception in order to be competitive and assets are acquired one account at a time. In addition, managing the cash flow of an investment company may be more difficult than managing that of a stable pool of assets, such as an institutional account with little cash movement in either direction, particularly, if a Portfolio is in net redemption and the Adviser is frequently forced to sell securities to raise cash for redemptions. However, managing a Portfolio with positive cash flow may be easier at times than managing a stable pool of assets. Finally, in recent years, investment advisers have been sued by institutional clients and have suffered reputational damage both by the attendant publicity and outcomes other than complete victories. Accordingly, the legal and reputational risks associated with institutional accounts are greater than previously thought, although still not equal to those related to the mutual Portfolio industry.

Notwithstanding the Adviser’s view that managing an investment company is not comparable to managing other institutional accounts because the services provided are different, the Supreme Court has indicated consideration should be given to the advisory fees charged to institutional accounts with a similar investment style as the Portfolio.8 In addition to the AllianceBernstein

8	The Supreme Court stated that “courts may give such comparisons the weight that they merit in light of the similarities and differences between the services that the clients in question require, but the courts must be wary of inapt comparisons.” Among the significant differences the Supreme Court noted that may exist between services provided to mutual Portfolios and institutional accounts are “higher marketing costs.” Jones v. Harris at 1428.

42	• AB SMALL CAP GROWTH PORTFOLIO

Institutional fee schedule, set forth below is what would have been the effective advisory fee of the Portfolio had the AllianceBernstein Institutional fee schedule been applicable to the Portfolio based on March 31, 2014 net assets.9

Portfolio	Net Assets 3/31/14 ($MM)	AllianceBernstein Institutional Fee Schedule	Effective AB Inst. Adv. Fee	Portfolio Advisory Fee
Small Cap Growth Portfolio	$1,673.9	Small Cap Growth 1.00% on 1st $50 million 0.85% on next $50 million 0.75% on the balance Minimum Account Size: $25m	0.760%	0.750%

The adviser also manages the AllianceBernstein Variable Products Series Portfolio, Inc. (“AVPS”), which is available through variable annuity and variable life contracts offered by other financial institutions and offers policyholders the option to utilize certain AVPS portfolios as the investment option underlying their insurance contracts. Set forth below is the fee schedule of the AVPS portfolio that has a substantially similar investment style as the Portfolio.10 Also shown are the Portfolio’s advisory fee and what would have been the effective advisory fee of the Portfolio had the AVPS fee schedule been applicable to the Portfolio based on March 31, 2014 net assets:

Portfolio	AVPS Portfolio	Fee Schedule	Effective AVPS Adv. Fee	Portfolio Advisory Fee
Small Cap Growth Portfolio	Small Cap Growth Portfolio	0.75% on first $2.5 billion 0.65% on next $2.5 billion 0.60% on the balance	0.750%	0.750%

The Adviser provides sub-advisory investment services to certain other investment companies managed by other Portfolio families. The Adviser charges the following fees for the sub-advisory relationships that have a somewhat similar investment style as the Portfolio. Also shown are the Portfolio’s advisory fee and what would have been the effective advisory fee of the Portfolio had the fee schedules of the sub-advisory relationships been applicable to the Portfolio based on March 31, 2014 net assets.

9	The Adviser has indicated that with respect to institutional accounts with assets greater than $300 million, it will negotiate a fee schedule. Discounts that are negotiated vary based upon each client relationship.

10	The AVPS portfolio was also affected by the settlement between the Adviser and the NYAG. As a result, the Portfolio has the same fee schedule as the AVPS portfolio.

AB SMALL CAP GROWTH PORTFOLIO •	43

Portfolio		Fee Schedule	Effective Sub-advised Fee (%)	Portfolio Advisory Fee (%)
Small Cap Growth Portfolio	Client #1[11]	AB Sub-Advisory Fee Schedule: 0.60% on the first $1 billion 0.55% on next $500 million 0.50% on next $500 million 0.45% on next $500 million 0.40% on the balance	0.575%	0.750%

	Client #2	AB Sub-Advisory Fee Schedule: 0.55% of average daily net assets	0.550%	0.750%

	Client #3	AB Sub-Advisory Fee Schedule: 0.65% on the first $25 million 0.60% on next $75 million 0.55% on the balance	0.554%	0.750%

	Client #4	AB Sub-Advisory Fee Schedule: 0.45% of average daily net assets	0.450%	0.750%

It is fair to note that the services the Adviser provides pursuant to sub-advisory agreements are generally confined to the services related to the investment process; in other words, they are not as comprehensive as the services provided to the Portfolio by the Adviser. In addition, to the extent that certain of these sub-advisory relationships are with affiliates of the Adviser, the fee schedules may not reflect arm’s-length bargaining or negotiations.

While it appears that the sub-advisory relationships are paying a lower fee than the Portfolio, it is difficult to evaluate the relevance of such lower fees due to differences in terms of the services provided, risks involved and other competitive factors between the Portfolio and the sub-advisory relationships. There could be various business reasons why an investment adviser would be willing to provide a sub-advisory relationship investment related services at a different fee level than an investment company it is sponsoring where the investment adviser is providing all the services, not just investment management, generally required by a registered investment company.

II.	MANAGEMENT FEES CHARGED BY OTHER MUTUAL PORTFOLIO COMPANIES FOR LIKE SERVICES.

Lipper, Inc. (“Lipper”), an analytical service that is not affiliated with the Adviser, compared the fees charged to the Portfolio with fees charged to other investment companies for similar services offered by other investment advisers.12

11	Assets are aggregated with other Special Equity Portfolios for purposes of calculating the investment advisory fee.

12	The Supreme Court cautioned against accepting mutual Portfolio fee comparisons without careful scrutiny since “these comparisons are problematic because these fees, like those challenged, may not be the product of negotiations conducted at arm’s length.” Jones v. Harris at 1429.

44	• AB SMALL CAP GROWTH PORTFOLIO

Lipper’s analysis included the comparison of the Portfolio’s contractual management fee, estimated at the approximate current asset level of the Portfolio, to the median of the Portfolio’s Lipper Expense Group (“EG”)13 and the Portfolio’s contractual management fee ranking.14

Lipper describes an EG as a representative sample of comparable Portfolios. Lipper’s standard methodology for screening Portfolios to be included in an EG entails the consideration of several Portfolio criteria, including Portfolio type, investment classification/objective, load type and similar 12b-1/non-12b-1 service fees, asset (size) comparability, expense components and attributes. An EG will typically consist of seven to twenty Portfolios.

Portfolio	Contractual Management Fee (%)[15]	Lipper EG Median (%)	Lipper EG Rank
Small Cap Growth Portfolio	0.750	0.830	6/17

Lipper also compared the Portfolio’s total expense ratio to the medians of the Portfolio’s EG and Lipper Expense Universe (“EU”). The EU is a broader group compared to the EG, consisting of all Portfolios that have the same investment classifications/objective and load type as the subject Portfolio. Set forth below is Lipper’s comparison of the Portfolio’s total expense ratio and the median of the Portfolio’s EG and EU. The Portfolio’s total expense ratio ranking is also shown.

Portfolio	Total Expense Ratio (%)[16]	Lipper EG Median (%)	Lipper EG Rank	Lipper EU Median (%)	Lipper EU Rank
Small Cap Growth Portfolio	1.338	1.338	9/17	1.386	28/70

Based on this analysis, the Portfolio has a more favorable ranking on a contractual management fee basis than on a total expense ratio basis.

13	Lipper does not consider average account size when constructing EGs. Portfolios with relatively small average account sizes tend to have higher transfer agent expense ratio than comparable sized Portfolios that have relatively large average account sizes. There are limitations to Lipper expense category data because different Portfolios categorize expenses differently.

14	The contractual management fee is calculated by Lipper using the Portfolio’s contractual management fee rate at a hypothetical asset level. The hypothetical asset level is based on the combined net assets of all classes of the Portfolio, rounded up to the next $25 million. Lipper’s total expense ratio information is based on the most recent annual report except as otherwise noted. A ranking of “1” would mean that a Portfolio had the lowest effective fee rate in the Lipper peer group.

15	The contractual management fee does not reflect any expense reimbursements made by the Portfolio to the Adviser for certain clerical, legal, accounting, administrative, and other services. In addition, the contractual management fee does not reflect any advisory fee waivers or expense reimbursements made by the Adviser that would effectively reduce the actual effective management fee.

16	Most recently completed fiscal year Class A share total expense ratio.

AB SMALL CAP GROWTH PORTFOLIO •	45

III.	COSTS TO THE ADVISER AND ITS AFFILIATES OF SUPPLYING SERVICES PURSUANT TO THE MANAGEMENT FEE ARRANGEMENT, EXCLUDING ANY INTRA-CORPORATE PROFIT.

The Adviser utilizes two profitability reporting systems, which operate independently but are aligned with each other, to estimate the Adviser’s profitability in connection with investment advisory services provided to the Portfolio. The Senior Officer has retained a consultant to provide independent advice regarding the alignment of the two profitability systems as well as the methodologies and allocations utilized by both profitability systems. See Section IV for additional discussion.

IV.	PROFIT MARGINS OF THE ADVISER AND ITS AFFILIATES FOR SUPPLYING SUCH SERVICES.

The Portfolio’s profitability information, prepared by the Adviser for the Board of Directors, was reviewed by the Senior Officer and the consultant. The Adviser’s profitability from providing investment advisory services to the Portfolio increased during calendar year 2013, relative to 2012.

In addition to the Adviser’s direct profits from managing the Portfolio, certain of the Adviser’s affiliates have business relationships with the Portfolio and may earn a profit from providing other services to the Portfolio. The courts have referred to this type of business opportunity as “fall-out benefits” to the Adviser and indicated that such benefits should be factored into the evaluation of the total relationship between the Portfolio and the Adviser. Neither case law nor common business practice precludes the Adviser’s affiliates from earning a reasonable profit on this type of relationship provided the affiliates’ charges and services are competitive and the relationship otherwise complies with the 40 Act restrictions. These affiliates provide transfer agent, distribution and brokerage related services to the Portfolio and receive transfer agent fees, Rule 12b-1 payments, front-end sales loads, contingent deferred sales charges (“CDSC”) and brokerage commissions. In addition, the Adviser benefits from soft dollar arrangements which offset expenses the Adviser would otherwise incur.

AllianceBernstein Investments, Inc. (“ABI”), an affiliate of the Adviser, is the Portfolio’s principal underwriter. ABI and the Adviser have disclosed in the Portfolio’s prospectus that they may make revenue sharing payments from their own resources, in addition to resources derived from sales loads and Rule 12b-1 fees, to firms that sell shares of the Portfolio. The total amount paid to a financial intermediary associated with the sale of shares will generally not exceed the sum of (a) 0.25% of the current year’s fund sales by that firm and (b) 0.10% of the average daily net assets attributable to that firm over the year. In 2013, ABI paid approximately 0.05% of the average monthly assets of the AllianceBernstein Mutual Portfolios or approximately $19.4 million for distribution services and educational support (revenue sharing payments).

46	• AB SMALL CAP GROWTH PORTFOLIO

During the Portfolio’s most recently completed fiscal year, ABI received from the Portfolio $22,492, $1,870,602 and $35,420 in front-end sales charges, Rule 12b-1 and CDSC fees, respectively.

Fees and reimbursements for out of pocket expenses charged by AllianceBernstein Investor Services, Inc. (“ABIS”), the affiliated transfer agent for the Portfolio, are based on the level of the network account and the class of shares held by the account. ABIS also receives a fee per shareholder sub-account for each account maintained by an intermediary on an omnibus basis. During the Portfolio’s most recently completed fiscal year, ABIS received $716,745 in fees from the Portfolio.

The Portfolio effected brokerage transactions during the most recently completed fiscal year through the Adviser’s affiliate, Sanford C. Bernstein & Co., LLC (“SCB & Co.”) and/or its U.K. affiliate, Sanford C. Bernstein Limited (“SCB Ltd.”), collectively “SCB,” and paid commissions for such transactions. The Adviser represented that SCB’s profitability from any business conducted with the Portfolio is comparable to the profitability of SCB’s dealings with other similar third party clients. These credits and charges are not being passed onto any SCB client. In the ordinary course of business, SCB receives and pays liquidity rebates from electronic communications networks (“ECNs”) derived from trading for its clients. These credits and charges are not being passed onto any SCB client. The Adviser also receives certain soft dollar benefits from brokers that execute agency trades for its clients. These soft dollar benefits reduce the Adviser’s cost of doing business and increase its profitability.

V.	POSSIBLE ECONOMIES OF SCALE

The Adviser has indicated that economies of scale are being shared with shareholders through pricing to scale, breakpoints, fee reductions/waivers and enhancement to services.

In May 2012, an independent consultant, retained by the Senior Officer, provided the Board of Directors information on the Adviser’s firm-wide average costs from 2005 through 2011 and the potential economies of scale. The independent consultant noted that from 2005 through 2007 the Adviser experienced significant growth in assets under management (“AUM”). During this period, operating expenses increased, in part to keep up with growth, and in part reflecting market returns. However, from 2008 through the first quarter of 2009, AUM rapidly and significantly decreased due to declines in market value and client withdrawals. When AUM rapidly decreased, some operating expenses categories, including base compensation and office space, adjusted more slowly during this period, resulting in an increase in average costs. Since 2009, AUM has experienced less significant changes. The independent consultant noted that changes in operating expenses reflect changes in business composition and business practices in response to changes in financial markets. Finally, the

AB SMALL CAP GROWTH PORTFOLIO •	47

independent consultant concluded that the increase in average cost and the decline in net operating margin across the Adviser since late 2008 are inconsistent with the view that there are currently reductions in average costs due to economies of scale that can be shared with the AllianceBernstein Mutual Portfolios managed by the Adviser through lower fees.

Previously, in February 2008, the independent consultant provided the Board of Directors an update of the Deli17 study on advisory fees and various Portfolio characteristics.18 The independent consultant first reiterated the results of his previous two dimensional comparison analysis (Portfolio size and family size) with the Board of Directors.19 The independent consultant then discussed the results of the regression model that was utilized to study the effects of various factors on advisory fees. The regression model output indicated that the bulk of the variation in fees predicted were explained by various factors, but substantially by Portfolio AUM, family AUM, index Portfolio indicator and investment style. The independent consultant also compared the advisory fees of the AllianceBernstein Mutual Portfolios to similar Portfolios managed by 19 other large asset managers, regardless of the Portfolio size and each Adviser’s proportion of mutual Portfolio assets to non-mutual Portfolio assets.

VI.	NATURE AND QUALITY OF THE ADVISER’S SERVICES, INCLUDING THE PERFORMANCE OF THE PORTFOLIO

With assets under management of approximately $454 billion as of March 31, 2014, the Adviser has the investment experience to manage and provide non-investment services (described in Section I) to the Portfolio.

The information prepared by Lipper shows the 1, 3, 5 and 10 year performance returns and rankings20 of the Portfolio relative to its Lipper Performance Group

17	The Deli study, originally published in 2002 based on 1997 data and updated for the February 2008 Presentation, may be of diminished value due to the age of the data used in the presentation and the changes experienced in the industry over the last four years.

18	As mentioned previously, the Supreme Court cautioned against accepting mutual Portfolio fee comparisons without careful scrutiny since the fees may not be the product of negotiations conducted at arm’s length. See Jones V. Harris at 1429.

19	The two dimensional analysis showed patterns of lower advisory fees for Portfolios with larger asset sizes and Portfolios from larger family sizes compared to Portfolios with smaller asset sizes and Portfolios from smaller family sizes, which according to the independent consultant is indicative of a sharing of economies of scale and scope. However, in less liquid and active markets, such is not the case, as the empirical analysis showed potential for diseconomies of scale in those markets. The empirical analysis also showed diminishing economies of scale and scope as Portfolios surpassed a certain high level of assets.

20	The performance returns and rankings of the Portfolio are for the Portfolio’s Class A shares. It should be noted that performance returns of the Portfolio were provided by Lipper.

48	• AB SMALL CAP GROWTH PORTFOLIO

(“PG”) and Lipper Performance Universe (“PU”)21 for the periods ended February 28, 2014.22

	Portfolio Return(%)	PG Median (%)	PU Median(%)	PG Rank	PU Rank
1 year	46.94	37.99	35.60	2/17	7/78
3 year	20.16	15.49	15.31	1/17	2/70
5 year	33.09	28.23	27.49	1/17	1/62
10 year	11.06	10.28	9.19	1/14	2/47

Set forth below are the 1, 3, 5 and 10 year and since inception performance returns of the Portfolio (in bold)23 versus its benchmark.24 Portfolio and benchmark volatility and reward-to-variability ratio (“Sharpe Ratio”) information is also shown.25

	Periods Ending February 28, 2014 Annualized Performance
					Since Inception (%)	Annualized		Risk Period (Year)
	1 Year (%)	3 Year (%)	5 Year (%)	10 Year (%)		Volatility (%)	Sharpe (%)
Small Cap Growth Portfolio	46.94	20.16	33.09	11.06	10.51	20.75	0.53	10
Russell 2000 Growth Index	37.06	15.98	28.05	9.19	N/A	20.20	0.45	10
Inception Date: February 12, 1969

21	The Portfolio’s PG is not identical to the Portfolio’s EG. The Portfolio’s PU is not identical to the Portfolio’s EU as the criteria for including/excluding a portfolio from a PU is somewhat different from that of an EU.

22	The current Lipper investment classification/objective dictates the PG and PU throughout the life of the portfolio even if a portfolio had a different investment classification/objective at a different point in time.

23	The performance returns and risk measures shown in the table are for the Class A shares of the Portfolio.

24	The Adviser provided Portfolio and benchmark performance return information for periods through February 28, 2014.

25	Portfolio and benchmark volatility and Sharpe Ratio information was obtained through Lipper LANA, a database maintained by Lipper. Volatility is a statistical measure of the tendency of a market price or yield to vary over time. The Sharpe Ratio is a risk adjusted measure of return that divides a portfolio’s return in excess of the riskless return by the portfolio’s standard deviation. A portfolio with a greater volatility would be viewed as more risky than a portfolio with equivalent performance but lower volatility; for that reason, a greater return would be demanded for the more risky portfolio. A portfolio with a higher Sharpe Ratio would be viewed as better performing than a portfolio with a lower Sharpe Ratio.

AB SMALL CAP GROWTH PORTFOLIO •	49

CONCLUSION:

Based on the factors discussed above the Senior Officer’s conclusion is that the proposed advisory fee for the Portfolio is reasonable and within the range of what would have been negotiated at arm’s-length in light of all the surrounding circumstances. This conclusion in respect of the Portfolio is based on an evaluation of all of these factors and no single factor was dispositive.

Dated: June 5, 2014

50	• AB SMALL CAP GROWTH PORTFOLIO

THIS PAGE IS NOT PART OF THE SHAREHOLDER REPORT OR THE FINANCIAL STATEMENTS

AB FAMILY OF FUNDS

US EQUITY

US Core

Core Opportunities Fund

Select US Equity Portfolio

US Growth

Concentrated Growth Fund

Discovery Growth Fund

Growth Fund

Large Cap Growth Fund

Small Cap Growth Portfolio

US Value

Discovery Value Fund

Equity Income Fund

Growth & Income Fund

Small Cap Value Portfolio

Value Fund

INTERNATIONAL/ GLOBAL EQUITY

International/Global Core

Global Core Equity Portfolio

Global Equity & Covered Call Strategy Fund

Global Thematic Growth Fund

International Portfolio

Tax-Managed International Portfolio

International/Global Growth

International Growth Fund

International/Global Value

International Value Fund

FIXED INCOME

Municipal

High Income Municipal Portfolio

Intermediate California Portfolio

Intermediate Diversified Portfolio

Intermediate New York Portfolio

Municipal Bond Inflation Strategy

Tax-Aware Fixed Income Portfolio

National Portfolio

Arizona Portfolio

California Portfolio

FIXED INCOME (continued)

Massachusetts Portfolio

Michigan Portfolio

Minnesota Portfolio

New Jersey Portfolio

New York Portfolio

Ohio Portfolio

Pennsylvania Portfolio

Virginia Portfolio

Taxable

Bond Inflation Strategy

Global Bond Fund

High Income Fund

High Yield Portfolio

Intermediate Bond Portfolio

Limited Duration High Income Portfolio

Short Duration Portfolio

ALTERNATIVES

All Market Real Return Portfolio*

Credit Long/Short Portfolio

Global Real Estate Investment Fund

Long/Short Multi-Manager Fund

Market Neutral Strategy-U.S.

Multi-Manager Alternative Strategies Fund

Select US Long/Short Portfolio

Unconstrained Bond Fund

MULTI-ASSET

All Market Growth Portfolio*

Emerging Markets Multi-Asset Portfolio

Global Risk Allocation Fund

Retirement Strategies

Multi-Manager Select 2010 Fund

Multi-Manager Select 2015 Fund

Multi-Manager Select 2020 Fund

Multi-Manager Select 2025 Fund

Multi-Manager Select 2030 Fund

MULTI-ASSET (continued)

Multi-Manager Select 2035 Fund

Multi-Manager Select 2040 Fund

Multi-Manager Select 2045 Fund

Multi-Manager Select 2050 Fund

Multi-Manager Select 2055 Fund

Multi-Manager Select Retirement Allocation Fund

2000 Retirement Strategy

2005 Retirement Strategy

2010 Retirement Strategy

2015 Retirement Strategy

2020 Retirement Strategy

2025 Retirement Strategy

2030 Retirement Strategy

2035 Retirement Strategy

2040 Retirement Strategy

2045 Retirement Strategy

2050 Retirement Strategy

2055 Retirement Strategy

Wealth Strategies

Balanced Wealth Strategy

Conservative Wealth Strategy

Wealth Appreciation Strategy

Tax-Managed Balanced Wealth Strategy

Tax-Managed Conservative Wealth Strategy

Tax-Managed Wealth Appreciation Strategy

CLOSED-END FUNDS

AB Multi-Manager Alternative Fund

Alliance California Municipal Income Fund

Alliance New York Municipal Income Fund

AllianceBernstein Global High Income Fund

AllianceBernstein Income Fund

AllianceBernstein National Municipal Income Fund

We also offer Exchange Reserves, which serves as the money market fund exchange vehicle for the AB mutual funds. An investment in Exchange Reserves is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

Investors should consider the investment objectives, risks, charges and expenses of the Fund carefully before investing. For copies of our prospectus or summary prospectus, which contain this and other information, visit us online at www.abglobal.com or contact your AB representative. Please read the prospectus and/or summary prospectus carefully before investing.

* Prior to December 15, 2014, All Market Growth Portfolio was named Dynamic All Market Fund; All Market Real Return Portfolio was named Real Asset Strategy.

AB SMALL CAP GROWTH PORTFOLIO •	51

AB Family of Funds

NOTES

52	• AB SMALL CAP GROWTH PORTFOLIO

AB SMALL CAP GROWTH PORTFOLIO

1345 Avenue of the Americas

New York, NY 10105

800.221.5672

SCG-0152-0115

ITEM 2. CODE OF ETHICS.

Not applicable when filing a semi-annual report to shareholders.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable when filing a semi-annual report to shareholders.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable when filing a semi-annual report to shareholders.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to the registrant.

ITEM 6. SCHEDULE OF INVESTMENTS.

Please see Schedule of Investments contained in the Report to Shareholders included under Item 1 of this Form N-CSR.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the registrant.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the registrant.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to the registrant.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Fund’s Board of Directors since the Fund last provided disclosure in response to this item.

ITEM 11. CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no changes in the registrant’s internal controls over financial reporting that occurred during the second fiscal quarter of the period that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12. EXHIBITS.

The following exhibits are attached to this Form N-CSR:

EXHIBIT NO.	DESCRIPTION OF EXHIBIT

12 (b) (1)	Certification of Principal Executive Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

12 (b) (2)	Certification of Principal Financial Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

12 (c)	Certification of Principal Executive Officer and Principal Financial Officer Pursuant to Section 906 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): AB Cap Fund, Inc.

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date:	March 20, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date:	March 20, 2015

By:	/s/ Joseph J. Mantineo
Joseph J. Mantineo
Treasurer and Chief Financial Officer

Date:	March 20, 2015